'33 Act File No. 333-40455
'40 Act File No. 811-08495

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 72

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 73

(Check appropriate box or boxes)

GARTMORE MUTUAL FUNDS

1200 RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

Registrant's Telephone Number, including Area Code: (484) 530-1300

Send Copies of Communications to:
JAMES BERNSTEIN, ESQ. 1200 RIVER ROAD CONSHOHOCKEN, PENNSYLVANIA19428 (NAME AND ADDRESS OF AGENT FOR SERVICE)	BARBARA A. NUGENT, ESQ. STRADLEY RONON STEVENS AND YOUNG LLP 2600 ONE COMMERCE SQUARE PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

immediately upon filing pursuant to paragraph (b)

on February 28, 2005 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on February 28 pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 72 to Registrant's Registration Statement on Form N-1A includes thirteen prospectuses encompassing the following Funds:

Gartmore Optimal Allocations Fund: Aggressive
Gartmore Optimal Allocations Fund: Moderately Aggressive
Gartmore Optimal Allocations Fund: Moderate
Gartmore Optimal Allocations Fund: Specialty
Gartmore Asia Pacific Leaders Fund
Gartmore Bond Fund
Gartmore Bond Index Fund
Gartmore China Opportunities Fund
Gartmore Convertible Fund
Gartmore Emerging Markets Fund
Gartmore European Leaders Fund
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and
Communications Fund
Gartmore Global Utilities Fund
Gartmore Government Bond Fund
Gartmore Growth Fund
Gartmore High Yield Bond Fund
Gartmore International Growth Fund
Gartmore International Index Fund
Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund	Gartmore Investor Destinations Conservative Fund
Gartmore Large Cap Value Fund
Gartmore Micro Cap Equity Fund
Gartmore Mid Cap Growth Fund
Gartmore Mid Cap Market Index Fund
Gartmore Mid Cap Growth Leaders Fund
Gartmore Money Market Fund
Gartmore Short Duration Bond Fund
Gartmore Morley Enhanced Income Fund
Gartmore Nationwide Fund
Gartmore Nationwide Leaders Fund
Gartmore OTC Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund
Gartmore Tax-Free Income Fund
Gartmore Nationwide Principal Protected Fund
Gartmore Small Cap Growth Fund
Gartmore Small Cap Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore U.S. Growth Leaders
Long-Short Fund
Gartmore Value Opportunities Fund
Gartmore Worldwide Leaders Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

The filing also includes the Combined Statement of Additional Information for the Gartmore Mutual Funds and Part C.

This Amendment is being filed under Rule 485(b) for the purpose of updating the Funds' financial statements and other information and making other appropriate non-material changes.

Concept Series
Gartmore U.S. Growth Leaders Long-Short Fund
(formerly Gartmore Long-Short Equity Plus Fund)

Gartmore

Fund Prospectus

Gartmore Funds | February 28, 2005

www.gartmorefunds.com

Concept Series: U.S. Growth Leaders Long-Short Fund

Managing risk with an alpha-driven specialty portfolio allocation aimed at generating positive absolute returns.

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Fund	Class	Ticker

Gartmore U.S. Growth Leaders Long-Short Fund	Class A	MLSAX

Gartmore U.S. Growth Leaders Long-Short Fund	Class B	MLSBX

Gartmore U.S. Growth Leaders Long-Short Fund	Class C	MLSCX

Gartmore U.S. Growth Leaders Long-Short Fund	Class R	GLSRX

Gartmore U.S. Growth Leaders Long-Short Fund	Institutional Class	GGUIX

Gartmore U.S. Growth Leaders Long-Short Fund	Institutional Service Class	n/a

4	Section 1 – Fund Summary and Performance Gartmore U.S. Growth Leaders Long-Short Fund

9	Section 2 – Fund Details Additional Information about Investments Investment Techniques and Risks

11	Section 3 – Fund Management Investment Adviser Multi Manager Structure Portfolio Management

13	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

27	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
     Other Tax-Deferred Accounts
Backup Withholding

28	Section 6 – Financial Highlights

	GARTMORE CONCEPT SERIES |	1

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Concept Series

Introduction to the Concept Series

This prospectus provides information about one fund:

Gartmore U.S. Growth Leaders Long-Short Fund (formerly Gartmore Long-Short Equity Plus Fund).

The Fund is primarily intended:

• to seek to achieve absolute returns regardless of market conditions through the purchase and short sale of U.S. securities.

The Fund uses investment strategies, such as short selling, that may present higher risks than other mutual funds. The Fund is not appropriate for all investors.

The following section summarizes key information about the Fund, including information regarding its investment objective, principal strategies and risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval.

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A Note about Share Classes

The Fund offers five different share classes – Class A, Class B, Class C, Class R, and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summary.

Although the Fund is currently managed by Gartmore Mutual Fund Capital Trust, and Gartmore Mutual Fund Capital Trust intends to manage the Fund for the foreseeable future, the Fund may employ a “multi-manager” structure, which means that Gartmore Mutual Fund Capital Trust, as the Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with Gartmore Mutual Fund Capital Trust, for the Fund without shareholder approval. Gartmore Mutual Fund Capital Trust believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 3, Fund Management: Multi-Manager Structure for more information.

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Long position – The Fund actually owns a security in anticipation that its price will increase.

Short sale – selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE

Objective
The Fund seeks long-term capital appreciation.

•
Leader a company with a strong franchise capable of taking advantage of its position in the marketplace. The Fund’s management anticipates that leaders are companies that will dominate their respective industries due to their reputation for quality management and superior products and services or distribution.

Principal Strategies
The Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies. Under normal conditions, the Fund will invest at least 80% of its net assets in Leaders that are organized under the laws of the United States, have their principal places of business in the U.S. or whose stock is traded primarily in the United States.

The Fund takes long positions in leaders that the Fund’s management believes will generate earnings growth exceeding market expectations. Simultaneously, the Fund intends to engage in short sales of stock of companies:

•	whose earnings appear to be reflected in the current price
•	which the portfolio managers believe are likely to fall short of expectations
•	in industries exhibiting structural weaknesses
•	which the portfolio managers believe have poor quality management
•	which the portfolio managers believe are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Fund may affect strategic paired trades, taking both long and short positions in companies in the same industry in order to remove much of the market and sector impact on performance.

The Fund typically holds 50 to 100 different securities. While these securities may be held either long or short, no security will at the same time be held both long and short.

The Fund also may invest in exchange-traded funds and derivatives.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Citigroup 3-month Treasury Index, or other funds with similar investment objectives and strategies.

Short sales risk – is the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The returns for the Fund reflect the performance of the Montgomery Partners Long-Short Equity Plus Fund (the “Predecessor Fund”) until June 22, 2003 and the Fund from June 23, 2003 when the Fund acquired all of the assets, subject to stated liabilities of the Predecessor Fund. During the joint history of the Predecessor Fund and the Fund, the assets have been managed with several different strategies and the returns reflect these various strategies.

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class C shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class C Shares* (years ended December 31)

Best Quarter: 59.92% - 4th qtr of 1999 |	Worst Quarter: -22.95% - 2nd qtr of 2000

*These annual total returns do not include sales charges and do not reflect the effect of taxes. Through June 22, 2003, the returns were attained by the Predecessor Fund. If applicable sales charges were included, the annual total returns would be lower than those shown.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual total returns[1]
as of December 31, 2004	1 Year	5 Years	Since inception[2]

Class A Shares – Before Taxes[3]	-0.86%	-9.26%	12.05%

Class B Shares – Before Taxes[3]	-0.50%	-8.69%	12.71%

Class C Shares – Before Taxes[4]	3.49%	-8.91%	11.00%

Class C Shares – After Taxes on Distributions[4]	2.07%	-13.76%	5.82%

Class C Shares – After Taxes on Distributions and Sales of Shares[4]	2.32%	-9.53%	6.94%

Class R Shares – Before Taxes[5]	5.03%	-8.24%	12.95%

Institutional Service Class Shares – Before Taxes[6]	5.39%	-8.15%	13.03%

Institutional Class Shares – Before Taxes[6]	5.39%	-8.15%	13.03%

Standard & Poor’s 500 Index (S&P 500)[7]	10.87%	-2.30%	4.77%

Citigroup 3-Month Treasury Bill Index[8]	1.24%	2.79%	3.39%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	The Predecessor Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Predecessor Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Predecessor Fund.

3	These returns through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund, and, for periods from November 1, 2001 to June 22, 2003, the returns for the Class A and Class B shares include the performance of the Class A and Class B shares, respectively, of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Class B shares of the Fund would have produced because all classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class A and Class B shares; if these fees were reflected, the performance for Class B shares would have been lower.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

5	These returns for the period through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund; for the period from November 1, 2001 to June 22, 2003 include the performance of the Class B shares of the Predecessor Fund;

and for the period from June 23, 2003 to December 31, 2003 (prior to the creation of the Fund’s Class R shares) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that the Fund’s Class R shares do not have any applicable sales charges, but have not been adjusted for the lower expenses applicable to the Fund’s Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what the Fund’s Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as the Fund’s other classes.

6	These returns for the period through June 22, 2003 include the performance of the Predecessor Fund Class R shares and for the period from June 23, 2003 to December 31, 2003 include the performance of the Class A shares because Institutional Service Class and Institutional Class shares had not yet commenced operations. These returns have been adjusted for the fact that Institutional Service Class and Institutional Class shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities.

7	The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

8	The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Effective June 29, 2004, the Fund changed its benchmark to the Citigroup 3-Month Treasury Bill Index because a number of changes to the Fund’s strategies were implemented at that time. Gartmore Mutual Funds Capital Trust believes the new index will be a better comparison for the Fund’s performance because the Fund will attempt to return positive returns regardless of market conditions and will no longer be correlated with the overall markets. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Service Class Shares	Class Shares

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from Fund assets)	Shares	Shares	Shares	Shares	Service Class Shares	Class Shares

Management Fees (fees paid to have the Fund’s investments professionally managed)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses

Short Sale Dividend Expenses[8]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%

Remainder of Other Expenses	0.50%	0.50%	0.50%	0.70%	0.50%	0.50%

Total of Other Expenses	1.23%	1.23%	1.23%	1.43%	1.23%	1.23%

Total Annual Fund
Operating Expenses	2.98%	3.73%	3.73%	3.33%	2.73%	2.73%

Amount of Fee Waiver/
Expense Reimbursement[9]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	2.93%	3.68%	3.68%	3.28%	2.68%	2.68%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8	The Fund’s principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security (“short sale dividend expense”), and this obligation must be disclosed as a Fund expense under “Total of Other Expenses” and “Total Annual Fund Operating Expenses.” However, any such dividend on a security sold short generally reduces the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction.

9	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.90% at least through February 28, 2005 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 3.18% for Class A shares, 3.33% for Class R shares and 3.03% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$854	$1,439	$2,048	$3,681

Class B shares	$870	$1,436	$2,121	$3,733

Class C shares	$470	$1,136	$1,921	$3,972

Class R shares	$331	$1,020	$1,732	$3,618

Institutional Service Class shares	$271	$843	$1,440	$3,057

Institutional Class shares	$271	$843	$1,440	$3,057

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$370	$1,136	$1,921	$3,733

Class C shares	$370	$1,136	$1,921	$3,972

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information About Investments, Investment Techniques
and Risks

Stock market risk – The Fund could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings
•	production
•	management
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Depositary receipts – The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Short sales risk – The Fund may sell a security the Fund does not own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

The Fund’s performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

Derivatives – The Fund may invest in derivatives, which are contracts whose value are based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	The other party to the derivatives contract may fail to fulfill its obligations
•	Their use may reduce liquidity and make the Fund harder to value, especially in declining markets
•	The Fund may suffer disproportionately heavy losses relative to the amount invested
•	Changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Securities lending – The Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to the Fund.

Portfolio turnover – The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and
•	Result in additional tax consequences for Fund shareholders.

Depositary receipts represent ownership interest in an underlying security that is held by a depositary, typically a financial institution such as a bank or trust company. They may be denominated in a currency other than that of the security they represent. Generally, the holder of the depositary receipt receives all payments of interest, dividends or capital gains that are made on the underlying security. American Depositary Receipts are issued by a U.S. depositary (usually a U.S. bank), while European and Global Depositary Receipts are issued by a depositary outside of the U.S., (usually a non-U.S. bank or trust company

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SECTION 2 FUND DETAILS (con’t.)

or a foreign branch of a U.S. bank). Sponsored depositary receipts are issued jointly by the financial institutional and the issuer of the underlying security; unsponsored depositary receipts are issued only by the financial institution.

Money market obligations. These include:

•	U.S. government securities with remaining maturities of 397 days or less
•	commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
•	asset-backed commercial paper whose own rating or the rating or any guarantor is one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
•	repurchase agreements relating to debt obligations that the Fund could purchase directly
•	unrated debt obligations with remaining maturities of 397 days or less that are determined by Gartmore Mutual Fund Capital Trust to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

Temporary investments – The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

•	Short-term U.S. government securities
•	Certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	Prime quality commercial paper
•	Repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	Shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

To implement the principal investment strategies described in the Fund Summary, the Fund may use the following types of securities. The Statement of Additional Information contains more information on the Fund’s principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

10	| GARTMORE CONCEPT SERIES

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Fund’s investment adviser. The adviser manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The management fee paid by the Fund for the fiscal period ended October 31, 2004, expressed as a percentage of the Fund’s daily net assets, was 1.50%.

The Adviser was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. Currently, the Fund is managed by the Adviser, but if a new non-affiliate subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

The Adviser performs the following oversight and evaluation services to these Funds:

•	initial due diligence on prospective Fund subadvisers.
•	monitoring subadviser performance, including ongoing analysis and periodic consultations.
•	communicating performance expectations and evaluations to the subadvisers.
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to recommend subadviser changes frequently, however the Adviser will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although the Adviser will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

Portfolio Management

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund’s investments. They also manage the Gartmore U.S. Growth Leaders Fund, Gartmore Growth Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Growth Fund.

Mr. Baggini joined Gartmore in March 2000. Prior to joining Gartmore, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined Gartmore in May 2002. Prior to joining Gartmore, Mr. Burtnick was a portfolio manager for Brown Brothers Harriman & Company from 2000 to 2002. From 1998 to 2000, Mr. Burtnick worked at Barra, Inc., where he led the Professional Education focus group focusing on portfolio construction and risk management issues.

Prior Historical Performance of the Portfolio Manager

Although the Fund changed strategies on June 29, 2004 and has only been operating with this new strategy for a limited time, Gartmore SA Capital Trust, an affiliate of the Adviser, has managed similar private investment companies utilizing the same employees for a longer period. These other private investment companies have investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund.

The following chart shows the average annual total returns of the Leaders Long/Short Fund LLC and Leaders Long/Short Fund LDC. Each of these private investment companies is managed in a manner substantially similar to the way the Fund will be managed. The historical investment performance of the composite reflects the deduction of 2.5% in fees of the private investment companies, which is the current expense cap for the private investment companies. These fees are lower than the total annual operating expenses of the Fund for the last fiscal year. If the Fund’s higher expenses and any applicable sales charges were deducted, the performance of the private investment companies would have been lower.

GARTMORE CONCEPT SERIES |	11

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 SECTION 3 FUND MANAGEMENT (con’t.)

Average annual total return for periods ended May 31, 2004	1 Year	Since Inception*

Leaders Long/Short Fund LLC	6.65%	7.26%

Leaders Long/Short Fund LDC	6.48%	7.22%

Citigroup 3-Month Treasury Bill Index	0.97%	1.01%

*March 1, 2003

We have included performance information about these other private investment companies for comparison purposes, but these other private investment companies are separate and distinct from the Fund. Their performance does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

Also included for comparison are performance figures for the Citigroup 3-Month Treasury Bill Index, the Fund’s new benchmark.

The performance of the private investment companies managed by Gartmore Mutual Fund Capital Trust’s affiliate may not be comparable to the performance of the Fund because of the following differences:

•	brokerage commissions and dealer spreads
•	expenses (including management fees)
•	the size of the investment in a particular security in relation to the portfolio size
•	the timing of purchases and sales (including the effect of market conditions at that time)
•	the timing of cash flows into the portfolio
•	the availability of cash for new investments.

The performance may also not be comparable to the performance of the Fund because, unlike the Fund, the private investment companies are not registered mutual funds under the Investment Company Act of 1940 and may not be required to do the following:

•	redeem shares upon request
•	meet the same diversification requirements as mutual funds
•	follow the same tax restrictions and investment limitations as mutual funds.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

12	| GARTMORE CONCEPT SERIES
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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,

• how long you expect to own your shares,

• how much you intend to invest,

• total costs and expenses associated with a particular share class, and

• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A	front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
A CDSC of up to 1.00% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

GARTMORE CONCEPT SERIES |	13

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible

14 |	GARTMORE CONCEPT SERIES

for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
•	retirement plans.
•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finder’s fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:
•	the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company
For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

GARTMORE CONCEPT SERIES |	15

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,
•	457 plans,
•	403(b) plans,
•	profit sharing and money purchase pension plans,
•	defined benefit plans,
•	non-qualified deferred compensation plans, and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,
•	institutional non-retirement accounts,
•	traditional and Roth IRAs,
•	Coverdell Education Savings Accounts,
•	SEPs and SAR-SEPs,
•	SIMPLE IRAs,
•	one-person Keogh plans,
•	individual 403(b) plans, or
•	529 Plan accounts.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

• the level of distribution and administrative services the plan requires,
• the total expenses of the share class, and
• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•	institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries, and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

GARTMORE CONCEPT SERIES |	17

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV

How to Buy Shares Be sure to specify the class of shares you wish to purchase

How to Exchange* or Sell** Shares
*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.	By telephone. You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• If you choose this method to open a new account, you must call our toll-free   number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.

By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service.
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).

The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

MINIMUM INVESTMENTS

Minimum Investments – Class A, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund) To start an Automatic Asset
Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments – Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments – Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances – Class A, Class  B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted, or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Under extraordinary circumstances, the Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of any Class of shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading	Restrictions on Transactions

The Fund seeks to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:	The Fund has broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:
	•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.
• disrupt portfolio management strategies,	•	reject transactions that violate a Fund’s excessive trading policies or its
• increase brokerage and other transaction costs, and		exchange limits
• negatively affect fund performance.
A Fund that invests in foreign securities may be at greater risk for excessive		The Fund has also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.
trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
In general:

	•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•
redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Fund’s Board of Trustees has adopted and implemented the following	The Fund has fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.
policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:
Despite its best efforts, the Fund may be unable to identify or deter excessive
Monitoring of Trading Activity	trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, the Fund may not be able to prevent all market timing and its potential negative impact.

The Fund, through its investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where this is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5	DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

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SECTION 6	GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights table is intended to help you understand the Fund’s financial performance for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

			Investment Activities				Distributions				Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest-ment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Inves-tments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Total Distrib-utions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest-ment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimburs-ements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbur- sements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended June 30, 2002 (d)	$11.14	6.65	(6.90)	(0.25)	—	—	—	$10.89	(2.24%)(i)	$144	1.95%(j)	122.95%(j)		2.26%(j)	122.64%(j)	425%
Year Ended June 30, 2003 (f)	$10.89	(0.08)	0.14	0.06	—	—		$10.95	0.55%	$29,561	3.47%	(2.04%	)	3.66%	(2.23%)	424%
Period Ended October 31, 2003 (e)	$10.95	(0.07)	1.12	1.05	—	—	—	$12.00	9.59%(i)	$29,468	3.23%(j)	(1.77%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$12.00	0.11	0.77	0.88	(3.32)	—	(3.32)	$9.56	9.03%	$24,411	2.20%	(1.65%)		2.25%	(1.70%)	577.36%

Class B Shares
Period Ended June 30, 2002 (d)	$11.14	(0.07)	(0.17)	(0.24)	—	—	—	$10.90	(2.15%)(i)	$121	2.74%(j)	(1.45%)(j)		2.86%(j)	(1.57%)(j)	425%
Year Ended June 30, 2003 (f)	$10.90	(0.23)	0.19	(0.04)	—	—		$10.86	(0.37%)	$141	3.73%	(2.31%)		4.54%	(3.12%)	424%
Period Ended October 31, 2003 (e) (f)	$10.86	(0.10)	1.12	1.02	—	—	—	$11.88	9.39%(i)	$414	3.98%(j)	(2.54%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$11.88	0.22	0.58	0.80	(3.30)	—	(3.30)	$9.38	8.22%	$653	2.93%	(2.30%)		3.00%	(2.36%)	577.36%

Class C Shares
Year Ended June 30, 2000	$18.01	(0.71)	12.41	11.70	—	(1.99)	(1.99)	$27.72	65.61%	$9,927	2.82%	(2.65%)		4.67%	(4.50%)	204%
Year Ended June 30, 2001	$27.72	(0.15)	(8.43)	(8.58)	—	(9.12)	(9.12)	$10.02	(40.62%)	$3,102	3.04%	(1.51%)		3.82%	(2.29%)	143%
Year Ended June 30, 2002	$10.02	(0.66)	(0.31)	(0.97)	—	—	—	$9.05	(17.65%)	$1,819	3.28%	(5.41%)		3.71%	(5.87%)	425%
Year Ended June 30, 2003	$9.05	(0.19)	0.17	(0.02)	—	—	—	$9.03	(0.22%)	$1,323	3.72%	(2.31%)		4.54%	(3.13%)	424%
Period Ended October 31, 2003 (e)	$9.03	(0.08)	0.93	0.85	—	—	—	$9.88	9.41%(i)	$1,487	3.98%(j)	(2.52%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$9.88	0.64	(0.01)	0.63	(3.30)	—	(3.30)	$7.21	8.20%	$2,641	2.92%	(2.29%)		3.00%	(2.37%)	577.36%

Class R Shares
Period Ended October 31, 2004 (g)	$9.21	(0.11)	0.31	0.20	—	—	—	$9.41	2.17%(i)	$1	2.45%(j)	(1.74%)(j)		2.49%(j)	(1.78%)(j)	577.36%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$9.28	(0.02)	0.31	0.29	—	—	—	$9.57	3.12%(i)	$331	1.90%(j)	(0.52%)(j)		2.09%(j)	(0.72%)(j)	577.36%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d)	For the period from October 31, 2001 (commencement of operations) through June 30, 2002.
(e)	For the period from July 1, 2003 through October 31, 2003.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from February 27, 2004 (commencement of operations) through October 31, 2004.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(i)	Not annualized.
(j)	Annualized.
(k)	There were no fee reductions in this period.

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Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

• Statement of Additional Information (incorporated by reference into this Prospectus)

• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

• Semi-Annual Reports

To obtain any of the above documents free of charge, to request other infomation about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together

For additional information contact:

By Regular Mail: Gartmore Funds P.O. Box 182205 Columbus, Ohio 43218-2205 (614) 428-3278 (fax)

By Overnight Mail: Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

• on the SEC’s EDGAR database via the Internet at www.sec.gov,

• by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or

• by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

© 2005 Gartmore Global Investments, Inc. All rights reserved. PR-CNCPT-LS 2/05

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Core Asset Allocation Series These Funds feature disciplined portfolio construction within an index-based approach for an asset allocation solution.

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Fund	Class	Ticker

Gartmore Investor Destinations Aggressive Fund	Class A	NDAAX

Gartmore Investor Destinations Aggressive Fund	Class B	NDABX

Gartmore Investor Destinations Aggressive Fund	Class C	NDACX

Gartmore Investor Destinations Aggressive Fund	Class R	GAFRX

Gartmore Investor Destinations Aggressive Fund	Institutional Class	GAIDX

Gartmore Investor Destinations Aggressive Fund	Service Class	NDASX

Gartmore Investor Destinations Moderately Aggressive Fund	Class A	NDMAX

Gartmore Investor Destinations Moderately Aggressive Fund	Class B	NDMBX

Gartmore Investor Destinations Moderately Aggressive Fund	Class C	NDMCX

Gartmore Investor Destinations Moderately Aggressive Fund	Class R	GMARX

Gartmore Investor Destinations Moderately Aggressive Fund	Institutional Class	GMIAX

Gartmore Investor Destinations Moderately Aggressive Fund	Service Class	NDMSX

Gartmore Investor Destinations Moderate Fund	Class A	NADMX

Gartmore Investor Destinations Moderate Fund	Class B	NBDMX

Gartmore Investor Destinations Moderate Fund	Class C	NCDMX

Gartmore Investor Destinations Moderate Fund	Class R	GMDRX

Gartmore Investor Destinations Moderate Fund	Institutional Class	GMDIX

Gartmore Investor Destinations Moderate Fund	Service Class	NSDMX

Gartmore Investor Destinations Moderately Conservative Fund	Class A	NADCX

Gartmore Investor Destinations Moderately Conservative Fund	Class B	NBDCX

Gartmore Investor Destinations Moderately Conservative Fund	Class C	NCDCX

Gartmore Investor Destinations Moderately Conservative Fund	Class R	GMMRX

Gartmore Investor Destinations Moderately Conservative Fund	Institutional Class	GMIMX

Gartmore Investor Destinations Moderately Conservative Fund	Service Class	NSDCX

Gartmore Investor Destinations Conservative Fund	Class A	NDCAX

Gartmore Investor Destinations Conservative Fund	Class B	NDCBX

Gartmore Investor Destinations Conservative Fund	Class C	NDCCX

Gartmore Investor Destinations Conservative Fund	Class R	GCFRX

Gartmore Investor Destinations Conservative Fund	Institutional Class	GIMCX

Gartmore Investor Destinations Conservative Fund	Service Class	NDCSX

4	Section 1 – Fund Summaries and Performance

Gartmore Investor Destinations Aggressive Fund

Gartmore Investor Destinations Moderately Aggressive Fund

Gartmore Investor Destinations Moderate Fund

Gartmore Investor Destinations Moderately Conservative Fund

Gartmore Investor Destinations Conservative Fund

15	Section 2 – Fund Details

Additional Information about Investments, Investment Techniques, and Risks

16	Section 3 – Fund Management

Investment Adviser

Portfolio Management

17	Section 4 – Investing with Gartmore

Choosing a Share Class

Sales Charges and Fees

Contacting Gartmore Funds

Buying Shares

Exchanging Shares

Customer Identification Information

Selling Shares

Excessive Trading

Exchange and Redemption Fees

29	Section 5 – Distributions and Taxes

Distributions and Capital Gains

Selling and Exchanging Shares

Other Tax Jurisdictions

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

Backup Withholding

30	Section 6 – Financial Highlights

Appendix – Description of Underlying Investments

GARTMORE CORE ASSET ALLOCATION SERIES          1

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Core Asset Allocation Series

Introduction to the Core Asset Allocation Series

This Prospectus provides information about the Core Asset Allocation Series, five funds designed to provide broadly diversified investment options that may be appropriate for a range of investor goals and risks. Each Fund is a “fund of funds” that invests primarily in affiliated index mutual funds and short-term investments representing a variety of asset classes.

Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund

These Funds are primarily intended:

•	To provide a solution for investors seeking to achieve their financial objectives through a pre-determined asset allocation program.

•	To provide a solution for investors seeking to maximize long-term total returns at an acceptable level of risk through broad diversification among multiple asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable assuming.

A Note about Share Classes

Each Fund has six different share classes — Class A, Class B, Class C, Class R, Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE

Investment Objectives

Each Fund seeks to maximize total investment return for a given level of risk.

Principal Strategies

The Funds aim to provide diversification across major asset classes — U.S. stocks, international stocks, bonds, and short-term investments — by investing in a professionally selected mix of underlying Gartmore mutual funds and short-term investments. Depending on its target risk level, each Fund invests different amounts in these asset classes and underlying funds.

Gartmore Investor Destinations Aggressive Fund

The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund’s allocation is heavily weighted toward U.S. and international stock investments.

This Fund may be appropriate for investors who:

•	are comfortable with substantial risk.

•	have long investment time horizons.

•	seek to maximize long-term returns with the ability to accept possible significant short-term losses.

Gartmore Investor Destinations Moderately Aggressive Fund

The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, as well as income. The Moderately Aggressive Fund’s allocation is significantly weighted toward stock investments, but also includes some bonds and short-term investments to reduce volatility.

This Fund may be appropriate for investors who seek to maximize long-term returns with a tolerance for possible short-term losses.

It may also be appropriate for investors seeking additional diversification.

Gartmore Investor Destinations Moderate Fund

The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund’s allocation is weighted toward stock investments, but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility.

This Fund may be appropriate for investors who:

•	have a lower tolerance for risk than more aggressive investors

•	seek both growth and income

•	are willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

Gartmore Investor Destinations Moderately Conservative Fund

The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Moderately Conservative Fund’s allocation is weighted toward bonds and short-term investments, but also includes a substantial portion in stock investments for long-term growth.

This Fund may be appropriate for investors who:

•	have a lower tolerance for risk than more aggressive investors

•	primarily seek income from their investment

•	have a shorter investment time horizon

•	are willing to accept some short-term price fluctuations in exchange for potentially higher income and growth

Gartmore Investor Destinations Conservative Fund

The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund’s allocation focuses on bonds and short-term investments, while including some stocks for long-term growth.

This Fund may be appropriate for investors who:

•	have a short investment time horizon

•	have a low tolerance for risk

•	primarily seek income from their investment.

The Funds primarily invest in Gartmore-affiliated index funds, representing several asset classes, and in short-term investments. The index funds invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track those of the relevant stock or bond index.

You could purchase the Underlying Funds and short-term investments directly. However, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

GARTMORE CORE ASSET ALLOCATION SERIES          3

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Each Fund has a pre-determined target allocation for the chosen asset classes. Although sudden or significant changes in these allocations are not expected, the Funds’ portfolio management team monitors each Fund and, if necessary, periodically realigns the Fund’s actual allocation with its target.

The Funds’ investment adviser, Gartmore Mutual Fund Capital Trust (the “Adviser”), has hired Ibbotson Associates Advisors LLC (“Ibbotson”), an asset allocation consulting firm, to help determine the target allocations for each Fund, to help select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. However, the Adviser ultimately has sole responsibility for determining each Fund’s allocation and its investments in Underlying Funds.

Listed below are the asset classes the Funds may invest in, the Underlying Funds and other investments chosen for each asset class, and each Fund’s target allocations. The Funds do not necessarily invest in every asset class or all of the Underlying Funds. The Funds may also invest in other mutual funds chosen to complement the Underlying Funds listed here and the Adviser may change the specified Underlying Funds and short-term investments at any time. The target allocation ranges listed in the table are reviewed periodically and subject to change at any time without notice. Over the short term, the actual allocations may vary from these targets.

Ibbotson Associates Advisors LLC, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation. Ibbotson provides extensive training, client education materials, asset allocation, investment management services and software to help its clients, which include brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors, and investment managers.

Asset Classes and Underlying Investments	Target Allocation Ranges

	Aggressive	Moderately Aggressive	Moderate	Moderately Conservative	Conservative

U.S. STOCKS	60-70%	50-60%	40-50%	25-35%	10-20%

U.S. Large Cap
Gartmore S&P 500
Index Fund	35-45%	30-40%	25-35%	15-25%	5-15%

U.S. Mid Cap
Gartmore Mid Cap
Market Index Fund	10-20%	10-20%	5-15%	5-15%	0-10%

U.S. Small Cap
Gartmore Small Cap
Index Fund	5-15%	0-10%	0-10%	0-10%	0-10%

INTERNATIONAL
STOCKS	25-35%	20-30%	10-20%	5-15%	0-10%

Gartmore
International
Index Fund	25-35%	20-30%	10-20%	5-15%	0-10%

BONDS	0-10%	10-20%	20-30%	30-40%	30-40%

Gartmore Bond
Index Fund	0-10%	10-20%	20-30%	30-40%	30-40%

SHORT-TERM
INVESTMENTS	0-10%	0-10%	10-20%	20-30%	35-45%

Gartmore Morley
Enhanced Income
Fund	0-10%	0-10%	5-15%	10-20%	15-25%

Gartmore Money
Market Fund	0-10%	0-10%	0-10%	0-10%	0-10%

Nationwide Contract	0-10%	0-10%	5-15%	10-20%	15-25%

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SECTION 1 GARTMORE CORE ASSET ALLOCATIONS SERIES SUMMARY AND PERFORMANCE (con’t.)

Principal Risks

None of the Investor Destination Funds can guarantee that it will achieve its investment objective.

As with any mutual fund, the value of each Fund’s investments — and therefore, the value of each Fund’s shares — may fluctuate. These changes may occur because of the following risks:

Risks Associated with Index Funds

Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, they attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since they generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

Risks Associated with Stocks

Mid-cap and small-cap risk. Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent the Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

Stock market risk refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales; and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Risks Associated with International Stocks

Foreign risk is the risk that foreign securities may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

•	political and economic instability,

•	the impact of currency exchange rate fluctuations,

•	reduced information about issuers,

•	higher transaction costs,

•	less stringent regulatory and accounting standards, and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Risks Associated with Bonds and Short-term Investments

Credit risk is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for junk bonds and lower-rated convertible securities.

Inflation risk is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

Interest rate risk is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

GARTMORE CORE ASSET ALLOCATION SERIES          5

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Funds’ potential risks and their potential rewards. The bar chart shows how the Funds’ results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Aggressive Fund Class A Shares* (Years ended December 31)

Best Quarter/Worst Quarter below charts

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Aggressive Fund

Average annual total returns[1]

as of December 31, 2004	1 Year	3 Years	Since inception
(March 31, 2000)

Class A shares — Before Taxes	7.45%	5.02%	-1.58%

Class A shares — After Taxes on Distributions	7.18%	4.68%	-1.88%

Class A shares — After Taxes on Distributions and Sale of Shares	5.17%	4.15%	-1.48%

Class B shares — Before Taxes	8.22%	5.43%	-1.45%

Class C shares — Before Taxes[2,3]	12.25%	6.29%	-1.07%

Class R shares — Before Taxes[3]	14.04%	6.59%	-0.89%

Service Class shares — Before Taxes	14.00%	7.00%	-0.38%

Institutional Class shares — Before Taxes[4]	13.88%	6.96%	-0.41%

Aggressive Fund Composite Index[5]	10.55%	3.79%	2.31%

Citigroup 3-Month Treasury Bill Index[6]	1.24%	1.34%	2.66%

Lehman Brothers (LB) U.S. Aggregate Bond Index[6]	4.34%	6.20%	7.64%

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index[6]	20.70%	12.31%	-0.84%

Standard & Poor’s (S&P) 500 Index[6]	10.87%	3.59%	-2.88%

S&P Mid Cap 400 Index[6]	16.48%	10.53%	7.33%

Russell 2000® Index[6]	18.33%	11.48%	5.44%

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

GARTMORE CORE ASSET ALLOCATION SERIES          7

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

8          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

GARTMORE CORE ASSET ALLOCATION SERIES          9

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

10          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Moderately Aggressive Fund

Average annual total returns[1]

as of December 31, 2004	1 Year	Since inception
(March 31, 2000)

Class A shares — Before Taxes	5.73%	-0.46%

Class A shares — After Taxes on Distributions	5.37%	-0.88%

Class A shares — After Taxes on Distributions and Sale of Shares	4.00%	-0.62%

Class B shares — Before Taxes	6.40%	-0.35%

Class C shares — Before Taxes[2,3]	10.42%	0.11%

Class R shares — Before Taxes[3]	12.13%	0.20%

Service Class shares — Before Taxes	12.10%	0.74%

Institutional Class shares — Before Taxes[4]	12.10%	0.74%

Moderately Aggressive Fund Composite Index[5]	9.42%	-0.86%

LB U.S. Aggregate Index[6]	4.34%	7.64%

MSCI EAFE Index[6]	20.70%	-0.84%

S&P 500 Index[6]	10.87%	-2.88%

S&P Mid Cap 400 Index[6]	16.48%	7.33%

Russell 2000® Index[6]	18.33%	5.44%

Citigroup 3-Month Treasury Bill Index	1.24%	2.66%

Moderate Fund

Average annual total returns[1]

as of December 31, 2004	1 Year	Since inception
(March 31, 2000)

Class A shares — Before Taxes	3.24%	0.78%

Class A shares — After Taxes on Distributions	2.73%	0.15%

Class A shares — After Taxes on Distributions and Sale of Shares	2.33%	0.29%

Class B shares — Before Taxes	3.78%	0.92%

Class C shares — Before Taxes[2,3]	7.71%	1.30%

Class R shares — Before Taxes[3]	9.33%	1.44%

Service Class shares — Before Taxes	9.42%	1.99%

Institutional Class shares — Before Taxes[4]	9.53%	2.01%

Moderate Fund Composite Index	7.80%	0.84%

LB U.S. Aggregate Index[6]	4.34%	7.64%

MSCI EAFE Index[6]	20.70%	-0.84%

S&P 500 Index[6]	10.87%	-2.88%

S&P Mid Cap 400 Index[6]	16.48%	7.33%

Russell 2000® Index[6]	18.33%	5.44%

Citigroup 3-Month Treasury Bill Index[6]	1.24%	2.66%

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Moderately Conservative Fund

Average annual total returns[1]

as of December 31, 2004	1 Year	Since inception
(March 31, 2000)

Class A shares — Before Taxes	1.03%	1.70%

Class A shares — After Taxes on Distributions	0.39%	0.77%

Class A shares — After Taxes on Distributions and Sale of Shares	0.82%	0.88%

Class B shares — Before Taxes	1.47%	1.92%

Class C shares — Before Taxes[2,3]	5.44%	2.31%

Class R shares — Before Taxes[3]	7.12%	2.48%

Service Class shares — Before Taxes	7.06%	2.97%

Institutional Class shares — Before Taxes[4]	7.06%	2.97%

Moderately Conservative Fund Composite Index[5]	6.19%	2.45%

LB U.S. Aggregate Index[6]	4.34%	7.64%

MSCI EAFE Index[6]	20.70%	-0.84%

S&P 500 Index[6]	10.87%	-2.88%

S&P Mid Cap 400 Index[6]	16.48%	7.33%

Citigroup 3-Month Treasury Bill Index[6]	1.24%	2.66%

Conservative Fund

Average annual total returns[1]

as of December 31, 2004	1 Year	Since inception
(March 31, 2000)

Class A shares — Before Taxes	-1.22%	2.35%

Class A shares — After Taxes on Distributions	-2.04%	1.20%

Class A shares — After Taxes on Distributions and Sale of Shares	-0.63%	1.30%

Class B shares — Before Taxes	-0.99%	2.54%

Class C shares — Before Taxes[2,3]	3.07%	2.90%

Class R shares — Before Taxes[3]	4.69%	3.08%

Service Class shares — Before Taxes	4.77%	3.60%

Institutional Class shares — Before Taxes[4]	4.77%	3.60%

Conservative Fund Composite Index[5]	4.25%	3.47%

LB U.S. Aggregate Index[6]	4.34%	7.64%

MSCI EAFE Index[6]	20.70%	-0.84%

S&P 500 Index[6]	10.87%	-2.88%

S&P Mid Cap 400 Index[6]	16.48%	7.33%

Citigroup 3-Month Treasury Bill Index[6]	1.24%	2.66%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Class R performance has been adjusted to eliminate sales charges that do not apply to that class, but has not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

5
Each Fund is compared to a specific Composite Index that is a hypothetical representation of the combined performance of the underlying asset classes in each Fund’s target allocations. These Composite returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual Composite returns would be lower. The components of the respective composite indexes and their weightings are as follows:

•	Former Conservative Composite Index: Citigroup 3-month Treasury Bill Index (45%), LB U.S. Aggregate Bond Index (35%), S&P 500 Index (10%), S&P Mid Cap 400 Index (5%) and MSCI EAFE Index (5%).

•
Former Moderately Conservative Composite Index: LB U.S. Aggregate Bond Index (35%), Citigroup 3-month Treasury Bill Index (25%), S&P 500 Index (20%), S&P Mid Cap 400 Index (10%) and MSCI EAFE Index (10%).

•
Former Moderate Composite Index: S&P 500 Index (30%), LB U.S. Aggregate Bond Index (25%), MSCI EAFE Index (15%), Citigroup 3-month Treasury Bill Index (15%), S&P Mid Cap 400 Index (10%) and Russell 2000 Index (5%).

•
Former Moderately Aggressive Composite Index: S&P 500 Index (35%), MSCI EAFE Index (25%), S&P Mid Cap 400 Index (15%), LB U.S. Aggregate Bond Index (15%), Russell 2000 Index (5%) and Citigroup 3-month Treasury Bill Index (5%).

•	Former Aggressive Composite Index: S&P 500 Index (40%), MSCI EAFE Index (30%), S&P Mid Cap 400 Index (15%), Russell 2000 Index (10%) and LB U.S. Aggregate Bond Index (5%).

Effective October 1, 2004, each Fund changed its Composite Index from the above hypothetical representations of combined performance to the following new composite index:

•	Current Conservative Composite Index: Citigroup 3-month Treasury Bill Index (45%), LB U.S. Aggregate Bond Index (35%) and S&P 500 Index (20%).

•	Current Moderately Conservative Composite Index: S&P 500 Index (40%), LB U.S. Aggregate Bond Index (35%) and Citigroup 3-month Treasury Bill Index (25%).

•	Current Moderate Composite Index: S&P 500 Index (60%), LB U.S. Aggregate Bond Index (25%) and Citigroup 3-month Treasury Bill Index (15%).

•	Current Moderately Aggressive Composite Index: S&P 500 Index (80%), LB U.S. Aggregate Bond Index (15%) and Citigroup 3-month Treasury Bill Index (5%).

•	Current Aggressive Composite Index: S&P 500 Index (95%) and LB U.S. Aggregate Bond Index (5%).

6
Each Fund is also compared to the actual returns of the broad-based indexes that make up its Composite Index. These index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual index returns would be lower. The descriptions of the indexes (in alphabetical order) are as follows:

•	The Citigroup 3-month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills).

•
The LB U.S. Aggregate Index is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-based and mortgage-backed securities with maturities of one year or more.

•	The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that that is designed to measure in stocks of developed markets outside of the United States and Canada.

•	The Russell 2000® Index is an unmanaged index that measures the performance the stocks of small capitalization U.S. companies.

•	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies.

•	The S&P Mid Cap 400 Index is an unmanaged index of 400 mid-sized U.S. companies that represents the stock performance of mid-capitalization U.S. companies.

GARTMORE CORE ASSET ALLOCATION SERIES          13

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds’ expenses you may indirectly pay through ownership of shares of the Funds. See Section 2, Fund Details for more information.

Fee Table—Aggressive Fund

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	0.25%	None

Other Expenses	0.09%	0.06%	0.06%	0.26%	0.21%	0.06%

Total Direct Annual Fund Operating Expenses	0.47%	1.19%	1.19%	0.79%	0.59%	0.19%

Indirect Annual Underlying Fund Expenses[8]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%

Total Direct and Indirect Annual Expenses	0.76%	1.48%	1.48%	1.08%	0.88%	0.48%

Fee Table—Moderately Aggressive Fund

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	0.25%	None

Other Expenses	0.09%	0.06%	0.06%	0.26%	0.21%	0.06%

Total Direct Annual Fund Operating Expenses	0.47%	1.19%	1.19%	0.79%	0.59%	0.19%

Indirect Annual Underlying Fund Expenses[8]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%

Total Direct and Indirect Annual Expenses	0.76%	1.48%	1.48%	1.08%	0.88%	0.48%

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Fee Table—Moderate Fund

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	0.25%	None

Other Expenses	0.09%	0.06%	0.06%	0.26%	0.21%	0.06%

Total Direct Annual Fund Operating Expenses	0.47%	1.19%	0.19%	0.79%	0.59%	0.19%

Indirect Annual Underlying Fund Expenses[8]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%

Total Direct and Indirect Annual Expenses	0.75%	1.47%	0.47%	1.07%	0.87%	0.47%

Fee Table—Moderately Conservative Fund

Shareholder Fees	Class A	Class B	Class C	Class R	Service	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Class	Class
your investment)[1]					Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	0.25%	None

Other Expenses	0.14%	0.08%	0.08%	0.28%	0.23%	0.08%

Total Direct Annual Fund Operating Expenses	0.52%	1.21%	1.21%	0.81%	0.61%	0.21%

Indirect Annual Underlying Fund Expenses[8]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%

Total Direct and Indirect Annual Expenses	0.80%	1.49%	1.49%	1.09%	0.89%	0.49%

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SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES SUMMARY AND PERFORMANCE (con’t.)

Fee Table—Conservative Fund

Shareholder Fees	Class A	Class B	Class C	Class R	Service	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Class	Class
your investment)[1]					Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price2)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	0.25%	None

Other Expenses	0.12%	0.10%	0.10%	0.30%[6]	0.25%	0.10%

Total Direct Annual Fund Operating Expenses	0.50%	1.23%	1.23%	0.83%	0.63%	0.23%

Indirect Annual Underlying Fund Expenses[8]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%

Total Direct and Indirect Annual Expenses	0.77%	1.50%	1.50%	1.10%	0.90%	0.50%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 0.15% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
Pursuant to the Fund’s Rule 12b-1 Plans, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of each Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

7
The Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses for the shares of each Class of each Fund to 0.25% at least through February 28, 2006. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, short-sale dividend expenses, 12b-1 fees, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be made within five years after the Funds’ commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.69%, 0.69%, 0.69%, 0.71% and 0.73% for Class A shares, 0.94%, 0.94%, 0.94%, 0.96% and 0.98% for Class R shares and 0.69%, 0.69%, 0.69%, 0.71% and 0.73% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively, before the Adviser would be required to further limit the Fund’s expenses.

8
Because the Funds invest primarily in other Gartmore Funds, they are shareholders of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments they hold. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund’s assets are spread among the underlying investments. This figure represents the average expense ratio for each Fund, based on its target allocation and the expense ratios for underlying investments for their most-recent fiscal year or an estimate for the current fiscal year (after fee waivers and reimbursements).

16          GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATIONS SERIES SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Aggressive Fund

Class A shares*	$624	$729

Class B shares	$627	$697

Class C shares	$229	$403

Class R shares	$83	$267

Service Class shares	$62	$204

Institutional Class shares	$26	$80

Moderately Aggressive Fund

Class A shares*	$620	$717

Class B shares	$623	$684

Class C shares	$223	$384

Class R shares	$83	$259

Service Class shares	$62	$195

Institutional Class shares	$22	$68

Moderate Fund

Class A shares*	$620	$717

Class B shares	$623	$684

Class C shares	$223	$384

Class R shares	$83	$259

Service Class shares	$62	$195

Institutional Class shares	$22	$68

Moderately Conservative Fund

Class A shares*	$625	$732

Class B shares	$627	$697

Class C shares	$227	$397

Class R shares	$83	$267

Service Class shares	$62	$204

Institutional Class shares	$26	$80

Conservative Fund

Class A shares*	$626	$735

Class B shares	$629	$703

Class C shares	$229	$403

Class R shares	$83	$272

Service Class shares	$62	$208

Institutional Class shares	$28	$87

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years

Aggressive Fund

Class B shares	$129	$403

Class C shares	$129	$403

Moderately Aggressive Fund

Class B shares	$123	$384

Class C shares	$123	$384

Moderate Fund

Class B shares	$123	$384

Class C shares	$123	$384

Moderately Conservative Fund

Class B shares	$127	$397

Class C shares	$127	$397

Conservative Fund

Class B shares	$129	$403

Class C shares	$129	$403

**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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18          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Principal Investment Strategies

The Gartmore Investor Destinations Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through investments in passively managed Underlying Funds.

The reward potential and risks associated with each Fund depend on both the asset allocation and the amount invested in the Underlying Funds. The portfolio management team reviews asset allocations quarterly and continually monitor the mix of Underlying Funds, seeking to maintain each Fund’s target asset allocation.

The Funds’ target allocations for each asset class and for each Underlying Fund are provided in the Fund Summaries. A description of the underlying investments can be found in the Appendix.

Most of the Underlying Funds follow passive investment strategies. Their portfolio management team does not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, they seek to assemble a portfolio of securities expected to approximately match the performance of a designated index. They generally make changes to portfolio holdings only as needed to maintain alignment with the index. A potential benefit of passively managed index funds is low shareholder expenses, which can contribute to attractive performance.

Temporary Investments

Generally each of the Optimal Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Optimal Fund’s adviser or subadviser believes that business, economic, political or financial conditions warrant, a Optimal Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Optimal Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Optimal Fund may invest. Should this occur, an Optimal Fund will not be pursuing its investment objective and may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds’ investment adviser and is responsible for overseeing the investment of the Funds’ assets and supervising their daily business affairs. The Adviser was organized in 1999 as an investment adviser for mutual funds.

The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Adviser allocates the Funds assets according to their target allocations for each asset class and the Underlying Funds. The Adviser then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, each Fund pays the Adviser an annual management fee. This is in addition to the indirect fees that the Funds pay as shareholders of the underlying investments. The Adviser believes and the Board of Trustees concurs that the fees paid to the Adviser are for services in addition to the services provided by the underlying investments and do not duplicate those services.

The annual contractual management fee for each Fund, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers is 0.13%.

Portfolio Management

Each Fund is managed by a team of portfolio managers and research analysts employed by the Adviser. In making asset allocation decisions, the portfolio management team will typically confer with Ibbotson prior to making their decisions.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,
• how long you expect to own your shares,
• how much you intend to invest,
• total costs and expenses associated with a particular share class, and
• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred	Reduction and waivers of sales charges may be available.
sales charge (CDSC)[1]

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.

No conversion feature. No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments
may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2].

Larger investments may be rejected.

1
A CDSC of up to 0.15% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include accounts statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	retirement plans.

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

•
Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	0.15%	0.10%	0.05%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B, and
Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70- 1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%
Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only to Institutional Accounts

The Fund(s) offer Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,
•	the total expenses of the share class, and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Service Class Shares

Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class shares	0.25% (distribution or service fee)

Administrative Service Fees

Class A, Class R and Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
              * Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

Automated Clearing House is not an option for purchases. By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Directors has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value.

Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculations of the Fund’s NAV.

The Funds’ net asset values are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Minimum Investments
Class A, Class B and Class C Shares

To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
Additional investments $100 (per Fund)
To start an Automatic Asset Accumulation Plan $1,000
Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments
Service Class Shares

To open an account $25,000 (per Fund)
Additional investments No Minimum

Minimum Investments
Institutional Class Shares

To open an account $1,000,000 (per Fund)

Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Accounts with Low Balances — Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
if the value of your account (Class A, Class B or Class C shares only) falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Excessive Trading

The Gartmore Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value off Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity The Funds, through their investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions The Gartmore Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	Reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	An exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

32          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
•	distributions of net long-term capital gains are taxable to you as long-term capital gains.
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

GARTMORE CORE ASSET ALLOCATION SERIES          33

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SECTION 6 GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities				Distributions			Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.02	(0.65)	(0.63)	—	—	—	$ 9.37	(6.30%)(h)	$ 9	0.71%(i)	0.34%(i)	394.30%(i)	(393.25%)(i)	253.64%
Year Ended October 31, 2001	$ 9.37	0.09	(2.01)	(1.92)	(0.07)	(0.02)	(0.09)	$ 7.36	(20.53%)	$ 7	0.71%	1.09%	3.71%	(1.91%)	190.23%
Year Ended October 31, 2002	$ 7.36	0.07	(1.00)	(0.93)	(0.07)	—	(0.07)	$ 6.36	(12.67%)	$ 247	0.50%	1.42%	0.50%	1.42%	26.33%
Year Ended October 31, 2003	$ 6.36	0.08	1.45	1.53	(0.08)	—	(0.08)	$ 7.81	24.34%	$ 3,742	0.52%	1.04%	(j)	(j)	44.11%
Year Ended October 31, 2004	$ 7.81	0.10	0.80	0.90	(0.10)	—	(0.10)	$ 8.61	11.55%	$ 19,737	0.47%	1.06%	(j)	(j)	2.12%

Class B Shares
Period Ended October 31, 2000 (d)(e)	$10.00	(0.02)	(0.65)	(0.67)	—	—	—	$ 9.33	(6.70%)(h)	$ 9	1.31%(i)	(0.28%)(i)	393.40%(i)	(392.37%)(i)	253.64%
Year Ended October 31, 2001	$ 9.33	0.04	(2.00)	(1.96)	(0.05)	(0.01)	(0.06)	$ 7.31	(21.12%)	$ 7	1.31%	0.50%	4.47%	(2.66%)	190.23%
Year Ended October 31, 2002	$ 7.31	0.02	(0.99)	(0.97)	(0.02)	—	(0.02)	$ 6.32	(13.30%)	$ 48	1.24%	0.04%	1.27%	0.01%	26.33%
Year Ended October 31, 2003	$ 6.32	0.04	1.43	1.47	(0.05)	—	(0.05)	$ 7.74	23.42%	$ 1,557	1.25%	0.16%	(j)	(j)	44.11%
Year Ended October 31, 2004	$ 7.74	0.04	0.80	0.84	(0.05)	—	(0.05)	$ 8.53	10.86%	$ 7,414	1.20%	0.35%	(j)	(j)	2.12%

Class C Shares
Period Ended October 31, 2001 (f)	$ 8.44	(0.03)	(1.05)	(1.08)	—	—	—	$ 7.36	(12.80%)(h)	$ —	1.31%(i)	(0.62%)(i)	125.82%(i)	(125.13%)(i)	190.23%
Year Ended October 31, 2002	$ 7.36	—	(1.04)	(1.04)	—	—	—	$ 6.32	(13.30%)	$ 48	1.24%	(0.96%)	1.48%	(1.20%)	26.33%
Year Ended October 31, 2003	$ 6.32	0.05	1.42	1.47	(0.06)	—	(0.06)	$ 7.73	23.41%	$ 7,706	1.26%	0.22%	(j)	(j)	44.11%
Year Ended October 31, 2004	$ 7.73	0.04	0.80	0.84	(0.05)	—	(0.05)	$ 8.52	10.88%	$ 43,668	1.20%	0.32%	(j)	(j)	2.12%

Class R Shares
Period Ended October 31, 2003 (g)	$ 7.45	—	0.29	0.29	—	—	—	$ 7.74	3.89%(h)	$ 1	0.82%(i)	(0.46%)(i)	0.92%(i)	(0.56%)(i)	44.11%
Year Ended October 31, 2004	$ 7.74	0.07	0.82	0.89	(0.07)	—	(0.07)	$ 8.56	11.58%	$ 38	0.63%	0.93%	(j)	(j)	2.12%

Service Class Shares
Period Ended October 31, 2000 (d)(e)	$10.00	(0.01)	(0.62)	(0.63)	—	—	—	$ 9.37	(6.30%)(h)	$ 1,410	0.61%(i)	(0.11%)(i)	56.64%(i)	(56.14%)(i)	253.64%
Year Ended October 31, 2001	$ 9.37	0.10	(2.01)	(1.91)	(0.08)	(0.02)	(0.10)	$ 7.36	(20.55%)	$ 26,663	0.61%	0.38%	1.62%	(0.63%)	190.23%
Year Ended October 31, 2002	$ 7.36	0.07	(0.99)	(0.92)	(0.07)	—	(0.07)	$ 6.37	(12.64%)	$ 54,923	0.61%	0.91%	0.67%	0.85%	26.33%
Year Ended October 31, 2003	$ 6.37	0.07	1.45	1.52	(0.07)	—	(0.07)	$ 7.82	24.08%	$129,717	0.61%	0.98%	0.63%	0.96%	44.11%
Year Ended October 31, 2004	$ 7.82	0.09	0.81	0.90	(0.09)	—	(0.09)	$ 8.63	11.50%	$282,486	0.59%	0.94%	0.60%	0.94%	2.12%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions in this period.

34          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.06	(0.47)	(0.41)	—	—	$ 9.59	(4.08%)(h)	$ 10	0.71%(i)	1.10%(i)	396.10%(i)	(394.29%)(i)	270.89%
Year Ended October 31, 2001	$ 9.59	0.17	(1.71)	(1.54)	(0.13)	(0.13)	$ 7.92	(16.16%)	$ 8	0.71%	1.44%	3.28%	(1.13%)	226.13%
Year Ended October 31, 2002	$ 7.92	0.10	(0.87)	(0.77)	(0.11)	(0.11)	$ 7.04	(9.78%)	$ 1,072	0.49%	1.69%	0.49%	1.69%	28.41%
Year Ended October 31, 2003	$ 7.04	0.11	1.31	1.42	(0.11)	(0.11)	$ 8.35	20.42%	$ 9,729	0.48%	1.42%	(j)	(j)	8.08%
Year Ended October 31, 2004	$ 8.35	0.12	0.75	0.87	(0.12)	(0.12)	$ 9.10	10.48%	$ 35,416	0.47%	1.37%	0.47%	1.37%	2.74%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	0.03	(0.47)	(0.44)	—	—	$ 9.56	(4.40%)(h)	$ 10	1.31%(i)	0.49%(i)	397.48%(i)	(395.68%)(i)	270.89%
Year Ended October 31, 2001	$ 9.56	0.12	(1.71)	(1.59)	(0.09)	(0.09)	$ 7.88	(16.75%)	$ 8	1.31%	1.32%	4.04%	(1.41%)	226.13%
Year Ended October 31, 2002	$ 7.88	0.06	(0.88)	(0.82)	(0.07)	(0.07)	$ 6.99	(10.46%)	$ 130	1.25%	1.39%	1.26%	1.38%	28.41%
Year Ended October 31, 2003	$ 6.99	0.07	1.28	1.35	(0.08)	(0.08)	$ 8.26	19.43%	$ 5,740	1.22%	0.63%	(j)	(j)	8.08%
Year Ended October 31, 2004	$ 8.26	0.07	0.73	0.80	(0.07)	(0.07)	$ 8.99	9.66%	$ 19,546	1.19%	0.67%	1.19%	0.67%	2.74%

Class C Shares
Period Ended October 31, 2001 (f)	$ 8.83	(0.04)	(0.88)	(0.92)	—	—	$ 7.91	(10.42%)(h)	$ —	1.31%(i)	(0.68%)(i)	124.67%(i)	(124.04%)(i)	226.13%
Year Ended October 31, 2002	$ 7.91	—	(0.91)	(0.91)	—	—	$ 7.00	(10.33%)	$ 15	1.25%	(0.21%)	3.34%	(2.30%)	28.41%
Year Ended October 31, 2003	$ 7.00	0.08	1.28	1.36	(0.09)	(0.09)	$ 8.27	19.64%	$ 17,804	1.22%	0.64%	(j)	(j)	8.08%
Year Ended October 31, 2004	$ 8.27	0.07	0.72	0.79	(0.07)	(0.07)	$ 8.99	9.58%	$ 99,211	1.19%	0.66%	1.19%	0.66%	2.74%

Class R Shares
Period Ended October 31, 2003 (g)	$ 8.01	—	0.25	0.25	—	—	$ 8.26	3.12%(h)	$ 1	0.75%(i)	(0.04%)(i)	0.85%(i)	(0.14%)(i)	8.08%
Year Ended October 31, 2004	$ 8.26	0.10	0.75	0.85	(0.10)	(0.10)	$ 9.01	10.27%	$ 63	0.62%	1.19%	(j)	(j)	2.74%

Service Class Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.07	(0.47)	(0.40)	(0.01)	(0.01)	$ 9.59	(4.04%)(h)	$ 998	0.61%(i)	1.23%(i)	66.76%(i)	(64.92%)(i)	270.89%
Year Ended October 31, 2001	$ 9.59	0.15	(1.67)	(1.52)	(0.16)	(0.16)	$ 7.91	(16.05%)	$ 36,670	0.61%	1.15%	1.44%	0.32%	226.13%
Year Ended October 31, 2002	$ 7.91	0.11	(0.88)	(0.77)	(0.11)	(0.11)	$ 7.03	(9.88%)	$ 90,512	0.61%	1.46%	0.65%	1.42%	28.41%
Year Ended October 31, 2003	$ 7.03	0.10	1.31	1.41	(0.10)	(0.10)	$ 8.34	20.26%	$214,101	0.61%	1.36%	(j)	(j)	8.08%
Year Ended October 31, 2004	$ 8.34	0.11	0.74	0.85	(0.11)	(0.11)	$ 9.08	10.22%	$452,237	0.59%	1.26%	0.59%	1.26%	2.74%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions in this period.

GARTMORE CORE ASSET ALLOCATION SERIES          35

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SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATE FUND FINANCIAL HIGHLIGHTS

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.11	(0.23)	(0.12)	(0.07)	(0.07)	$ 9.81	(1.21%)(h)	$ 10	0.71%(i)	1.97%(i)	392.91%(i)	(390.23%)(i)	366.93%
Year Ended October 31, 2001 (e)	$ 9.81	0.22	(1.23)	(1.01)	(0.16)	(0.16)	$ 8.64	(10.41%)	$ 9	0.71%	2.40%	2.39%	0.72%	258.23%
Year Ended October 31, 2002	$ 8.64	0.17	(0.69)	(0.52)	(0.18)	(0.18)	$ 7.94	(6.12%)	$ 1,186	0.48%	2.37%	0.48%	2.37%	34.36%
Year Ended October 31, 2003	$ 7.94	0.15	1.08	1.23	(0.16)	(0.16)	$ 9.01	15.75%	$ 9,972	0.47%	1.88%	(j)	(j)	13.50%
Year Ended October 31, 2004	$ 9.01	0.17	0.58	0.75	(0.16)	(0.16)	$ 9.60	8.36%	$ 35,157	0.47%	1.78%	0.47%	1.76%	5.64%

Class B Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.08	(0.24)	(0.16)	(0.03)	(0.03)	$ 9.81	(1.61%)(h)	$ 10	1.31%(i)	1.35%(i)	393.51%(i)	(390.85%)	366.93%
Year Ended October 31, 2001	$ 9.81	0.19	(1.25)	(1.06)	(0.11)	(0.11)	$ 8.64	(10.84%)	$ 9	1.31%	2.11%	4.08%	(0.66%)	258.23%
Year Ended October 31, 2002	$ 8.64	0.11	(0.71)	(0.60)	(0.12)	(0.12)	$ 7.92	(6.96%)	$ 161	1.23%	1.33%	1.24%	1.32%	34.36%
Year Ended October 31, 2003	$ 7.92	0.11	1.06	1.17	(0.13)	(0.13)	$ 8.96	14.89%	$ 6,229	1.21%	1.09%	(j)	(j)	13.50%
Year Ended October 31, 2004	$ 8.96	0.10	0.59	0.69	(0.10)	(0.10)	$ 9.55	7.72%	$ 19,504	1.19%	1.07%	1.19%	1.07%	5.64%

Class C Shares
Period Ended October 31, 2001 (f)	$ 9.32	(0.04)	(0.62)	(0.66)	—	—	$ 8.66	(7.08%)(h)	$ —	1.31%(i)	(0.67%)(i)	123.09%(i)	(122.45%)	258.23%
Year Ended October 31, 2002	$ 8.66	0.04	(0.75)	(0.71)	(0.05)	(0.05)	$ 7.90	(7.13%)	$ 416	1.23%	1.89%	1.29%	1.83%	34.36%
Year Ended October 31, 2003	$ 7.90	0.11	1.06	1.17	(0.13)	(0.13)	$ 8.94	14.98%	$ 21,995	1.22%	0.98%	(j)	(j)	13.50%
Year Ended October 31, 2004	$ 8.94	0.10	0.58	0.68	(0.10)	(0.10)	$ 9.52	7.67%	$102,058	1.19%	1.07%	1.19%	1.07%	5.64%

Class R Shares
Period Ended October 31, 2003 (g)	$ 8.77	0.01	0.18	0.19	—	—	$ 8.96	2.17%(h)	$ 1	0.74%(i)	0.68%(i)	0.84%(i)	0.58(i)	13.50%
Year Ended October 31, 2004	$ 8.96	0.13	0.60	0.73	(0.13)	(0.13)	$ 9.56	8.19%	$ 42	0.62%	1.79%	(j)	(j)	5.64%

Service Class Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.11	(0.22)	(0.11)	(0.07)	(0.07)	$ 9.82	(1.10%)(h)	$ 871	0.61%(i)	2.04%(i)	114.83%(i)	(112.80%)(i)	366.93%
Year Ended October 31, 2001	$ 9.82	0.19	(1.19)	(1.00)	(0.19)	(0.19)	$ 8.63	(10.26%)	$ 58,228	0.61%	2.06%	0.97%	1.70%	258.23%
Year Ended October 31, 2002	$ 8.63	0.17	(0.71)	(0.54)	(0.17)	(0.17)	$ 7.92	(6.35%)	$123,963	0.61%	2.13%	0.65%	2.09%	34.36%
Year Ended October 31, 2003	$ 7.92	0.15	1.07	1.22	(0.15)	(0.15)	$ 8.99	15.59%	$247,424	0.60%	1.82%	(j)	(j)	13.50%
Year Ended October 31, 2004	$ 8.99	0.16	0.59	0.75	(0.15)	(0.15)	$ 9.59	8.34%	$487,130	0.59%	1.66%	0.59%	1.66%	5.64%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions in this period.

36          GARTMORE CORE ASSET ALLOCATION SERIES

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SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.18	(0.17)	0.01	(0.12)	(0.12)	$ 9.89	0.10%(h)	$ 10	0.71%(i)	3.02%(i)	438.49%(i)	(434.76%)(i)	425.17%
Year Ended October 31, 2001 (e)	$ 9.89	0.35	(0.75)	(0.40)	(0.30)	(0.30)	$ 9.19	(4.06%)	$ 10	0.71%	3.66%	3.81%	0.56%	235.84%
Year Ended October 31, 2002 (e)	$ 9.19	0.26	(0.49)	(0.23)	(0.25)	(0.25)	$ 8.71	(2.60%)	$ 898	0.50%	2.99%	0.51%	2.98%	49.00%
Year Ended October 31, 2003	$ 8.71	0.20	0.75	0.95	(0.22)	(0.22)	$ 9.44	11.02%	$ 4,482	0.53%	2.34%	(j)	(j)	19.93%
Year Ended October 31, 2004	$ 9.44	0.19	0.44	0.63	(0.19)	(0.19)	$ 9.88	6.71%	$ 11,157	0.52%	2.12%	0.52%	2.12%	6.66%

Class B Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.14	(0.17)	(0.03)	(0.08)	(0.08)	$ 9.89	(0.26%)(h)	$ 10	1.31%(i)	2.44%(i)	439.61%(i)	(435.86%)(i)	425.17%
Year Ended October 31, 2001	$ 9.89	0.29	(0.75)	(0.46)	(0.23)	(0.23)	$ 9.20	(4.67%)	$ 10	1.31%	3.14%	4.52%	(0.07%)	235.84%
Year Ended October 31, 2002 (e)	$ 9.20	0.20	(0.49)	(0.29)	(0.19)	(0.19)	$ 8.72	(3.22%)	$ 83	1.27%	2.24%	1.29%	2.22%	49.00%
Year Ended October 31, 2003	$ 8.72	0.14	0.75	0.89	(0.17)	(0.17)	$ 9.44	10.37%	$ 2,453	1.28%	1.52%	(j)	(j)	19.93%
Year Ended October 31, 2004	$ 9.44	0.13	0.43	0.56	(0.12)	(0.12)	$ 9.88	5.99%	$ 4,606	1.21%	1.41%	(j)	(j)	6.66%

Class C Shares
Period Ended October 31, 2001 (f)	$ 9.64	(0.04)	(0.38)	(0.42)	—	—	$ 9.22	(4.36%)(h)	$ —	1.31%(i)	(0.79%)(i)	122.29%(i)	(121.77%)(i)	235.84%
Year Ended October 31, 2002	$ 9.22	—	(0.44)	(0.44)	(0.06)	(0.06)	$ 8.72	(3.14%)	$ 88	1.27%	2.48%	1.33%	2.42%	49.00%
Year Ended October 31, 2003	$ 8.72	0.15	0.73	0.88	(0.18)	(0.18)	$ 9.42	10.26%	$ 7,530	1.29%	1.45%	(j)	(j)	19.93%
Year Ended October 31, 2004	$ 9.42	0.13	0.43	0.56	(0.13)	(0.13)	$ 9.85	5.99%	$ 26,760	1.22%	1.42%	(j)	(j)	6.66%

Class R Shares
Period Ended October 31, 2003 (g)	$ 9.33	0.01	0.11	0.12	—	—	$ 9.45	1.29%(h)	$ 1	0.81%(i)	1.34%(i)	0.91%(i)	1.24(i)	19.93%
Year Ended October 31, 2004	$ 9.45	0.20	0.42	0.62	(0.16)	(0.16)	$ 9.91	6.55%	$ 1	0.60%	2.01%	(j)	(j)	6.66%

Service Class Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.16	(0.14)	0.02	(0.12)	(0.12)	$ 9.90	0.18%(h)	$ 2,231	0.61%(i)	2.85%(i)	32.84%(i)	(29.38%)(i)	425.17%
Year Ended October 31, 2001	$ 9.90	0.31	(0.70)	(0.39)	(0.31)	(0.31)	$ 9.20	(3.99%)	$ 14,772	0.61%	3.34%	2.50%	1.45%	235.84%
Year Ended October 31, 2002 (e)	$ 9.20	0.26	(0.50)	(0.24)	(0.24)	(0.24)	$ 8.72	(2.70%)	$ 36,927	0.61%	2.82%	0.69%	2.74%	49.00%
Year Ended October 31, 2003	$ 8.72	0.19	0.76	0.95	(0.20)	(0.20)	$ 9.47	11.09%	$ 78,189	0.61%	2.28%	0.65%	2.24%	19.93%
Year Ended October 31, 2004	$ 9.47	0.19	0.43	0.62	(0.18)	(0.18)	$ 9.91	6.59%	$136,368	0.61%	2.01%	0.61%	2.01%	6.66%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions in this period.

GARTMORE CORE ASSET ALLOCATION SERIES          37

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SECTION 6 GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.23	(0.08)	0.15	(0.16)	(0.16)	$ 9.99	1.49%(h)	$ 10	0.71%(i)	3.86%(i)	441.97%(i)	(437.40%)(i)	449.16%
Year Ended October 31, 2001	$ 9.99	0.45	(0.28)	0.17	(0.38)	(0.38)	$ 9.78	1.71%	$ 10	0.71%	4.45%	6.91%	(1.75%)	176.59%
Year Ended October 31, 2002	$ 9.78	0.28	(0.24)	0.04	(0.31)	(0.31)	$ 9.51	0.45%	$ 802	0.50%	3.62%	0.50%	3.62%	46.89%
Year Ended October 31, 2003	$ 9.51	0.26	0.39	0.65	(0.28)	(0.28)	$ 9.88	6.89%	$ 1,798	0.53%	2.83%	(j)	(j)	32.93%
Year Ended October 31, 2004	$ 9.88	0.22	0.25	0.47	(0.22)	(0.22)	$10.13	4.84%	$ 5,008	0.50%(i)	2.43%(i)	0.51%	2.43%	11.67%

Class B Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.19	(0.08)	0.11	(0.12)	(0.12)	$ 9.99	1.12%(h)	$ 10	1.31%(i)	3.26%(i)	443.13%(i)	(438.56%)(i)	449.16%
Year Ended October 31, 2001	$ 9.99	0.38	(0.28)	0.10	(0.30)	(0.30)	$ 9.79	1.04%	$ 10	1.31%	3.82%	7.70%	(2.57%)	176.59%
Year Ended October 31, 2002	$ 9.79	0.24	(0.25)	(0.01)	(0.25)	(0.25)	$ 9.53	(0.15%)	$ 75	1.27%	2.77%	1.33%	2.71%	46.89%
Year Ended October 31, 2003	$ 9.53	0.19	0.38	0.57	(0.23)	(0.23)	$ 9.87	6.05%	$ 1,622	1.29%	1.96%	(j)	(j)	32.93%
Year Ended October 31, 2004	$ 9.87	0.15	0.25	0.40	(0.15)	(0.15)	$10.12	4.12%	$ 3,437	1.23%	1.70%	(j)	(j)	11.67%

Class C Shares
Period Ended October 31, 2001 (f)	$ 9.97	(0.05)	(0.13)	(0.18)	—	—	$ 9.79	(1.81%)(h)	$ —	1.31%(i)	(0.90%)(i)	121.18%(i)	(120.77%)(i)	176.59%
Year Ended October 31, 2002	$ 9.79	0.23	(0.25)	(0.02)	(0.26)	(0.26)	$ 9.51	(0.21%)	$ 400	1.27%	2.75%	1.29%	2.73%	46.89%
Year Ended October 31, 2003	$ 9.51	0.20	0.37	0.57	(0.23)	(0.23)	$ 9.85	6.03%	$ 3,592	1.29%	1.95%	(j)	(j)	32.93%
Year Ended October 31, 2004	$ 9.85	0.16	0.24	0.40	(0.16)	(0.16)	$10.09	4.10%	$ 13,683	1.24%	1.69%	(j)	(j)	11.67%

Class R Shares
Period Ended October 31, 2003 (g)	$ 9.83	0.02	0.02	0.04	—	—	$ 9.87	0.41%(h)	$ 1	0.84%(i)	2.03%(i)	0.94%(i)	1.93(i)	32.93%
Year Ended October 31, 2004	$ 9.87	0.22	0.24	0.46	(0.18)	(0.18)	$10.15	4.73%	$ 1	0.62%	2.30%	(j)	(j)	11.67%

Service Class Shares
Period Ended October 31, 2000 (d) (e)	$10.00	0.24	(0.09)	0.15	(0.15)	(0.15)	$10.00	1.57%(h)	$ 492	0.61%(i)	4.32%(i)	154.74%(i)	(149.81%)(i)	449.16%
Year Ended October 31, 2001	$10.00	0.41	(0.24)	0.17	(0.38)	(0.38)	$ 9.79	1.75%	$ 11,459	0.61%	4.17%	2.58%	2.20%	176.59%
Year Ended October 31, 2002	$ 9.79	0.31	(0.26)	0.05	(0.31)	(0.31)	$ 9.53	0.48%	$ 28,253	0.61%	3.49%	0.72%	3.38%	46.89%
Year Ended October 31, 2003	$ 9.53	0.26	0.38	0.64	(0.27)	(0.27)	$ 9.90	6.76%	$ 59,472	0.61%	2.73%	0.67%	2.68%	32.93%
Year Ended October 31, 2004	$ 9.90	0.23	0.23	0.46	(0.21)	(0.21)	$10.15	4.69%	$101,261	0.61%	2.31%	0.63%	2.29%	11.67%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 31, 2000 (commencement of operations) through October 31, 2000.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions in this period.

38          GARTMORE CORE ASSET ALLOCATION SERIES

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APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following are descriptions of the underlying investments selected for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds and short-term investments include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. Stocks — Large Cap

Gartmore S&P 500 Index Fund seeks to approximately match the performance and yield of the S&P 500 Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings; however, under normal conditions, the fund invests at least 80% of its assets in companies included in the S&P 500 and in derivative instruments linked to the S&P 500. The fund’s portfolio consists of a statistically selected sample of stocks in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. As a result, the fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other large cap index funds that seek to match the performance of the S&P 500 Index.

U.S. Stocks — Mid Cap

Gartmore Mid Cap Market Index Fund seeks to match the performance of the S&P Mid Cap 400 Index as closely as possible before the deduction of fund expenses. The S&P Mid Cap 400 is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The fund invests in the common stocks in the S&P Mid Cap 400 in roughly the same proportions as their weightings in the index and also invests in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400; however, the fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds that seek to match the performance of the S&P Mid Cap 400 Index.

U.S. Stocks — Small Cap

Gartmore Small Cap Index Fund seeks to match the performance of the Russell 2000 Index as closely as possible before the deduction of fund expenses. The Russell 2000 is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings. However, the fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other small cap index funds that seek to match the performance of the Russell 2000 Index.

International Stocks

Gartmore International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The fund may also engage in securities lending.

The Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

GARTMORE CORE ASSET ALLOCATION SERIES          39

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APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS (con’t.)

Bonds

Gartmore Bond Index Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index as closely as possible before the deduction of fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The fund invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The fund may invest in bonds outside the Index if their characteristics such as maturity, duration, or credit quality are similar to bonds within it. As a result, the fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The fund may also engage in securities lending.

The Funds may also invest in other bond index funds that seek to match the performance of the Aggregate Bond Index.

Short-Term Investments

Gartmore Morley Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. under normal market conditions, the fund invests primarily in high-grade debt securities issued by the u.s. government and its agencies, as well as by corporations. the fund also purchases mortgage-backed and asset-backed securities. the fund’s duration will not exceed two years. the fund may also enter into futures or options contracts solely for the purpose of adjusting the fund’s duration or to minimize fluctuation of the fund’s market value.

Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. the fund invests in high-quality money market obligations maturing in 397 days or less. all money market obligations must be denominated in u.s. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. the fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. typically, the fund’s dollar-weighted average maturity will be 90 days or less.

The Nationwide Contract is a fixed interest contract issued and guaranteed by nationwide life insurance company (nationwide). this contract has a stable principal value and pays a fixed rate of interest to each fund that holds a contract. the fixed interest rate must be at least 3.50% per year, but may be higher. nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. the rate paid by the nationwide contract is guaranteed for a given period regardless of the current market conditions. the principal amount is also guaranteed. the funds’ portfolio management team believes the stable nature of the nationwide contract should reduce a fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. however, under certain market conditions the funds’ investment in the nationwide contract could hamper its performance.

The Funds may also invest in other short-term investments.

40          GARTMORE CORE ASSET ALLOCATION SERIES

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Information from Gartmore Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:
• Statement of Additional Information (incorporated by reference into this Prospectus)
• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
• Semi-Annual Reports
To obtain a document free of charge, contact us at the address or number listed below.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
For additional information contact:
By Regular Mail:Gartmore Funds P.O. Box 182205Columbus, Ohio 43218-2205 (614) 428-3278 (fax)
By Overnight Mail:Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219
For 24-hour access:800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
• on the SEC’s EDGAR database via the Internet at www.sec.gov,
• by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
• by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)
The Trust’s Investment Company Act File No.: 811-08495
©2005 Gartmore Global Investments, Inc. All rights reserved.PR-CAA 2/05

Core Equity Series

Broad market portfolios featuring growth and value styles designed to form the foundation of an asset allocation program.

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Fund	Class	Ticker

Gartmore Growth Fund	Class A	NMFAX

Gartmore Growth Fund	Class B	NMFBX

Gartmore Growth Fund	Class C	GCGRX

Gartmore Growth Fund	Class D	MUIGX

Gartmore Growth Fund	Class R	GGFRX

Gartmore Growth Fund	Institutional Class	GGFIX

Gartmore Growth Fund	Institutional Service Class	GWISX

Gartmore Large Cap Value Fund	Class A	NPVAX

Gartmore Large Cap Value Fund	Class B	NLVBX

Gartmore Large Cap Value Fund	Class C	NLVAX

Gartmore Large Cap Value Fund	Class R	GLVRX

Gartmore Large Cap Value Fund	Institutional Service Class	NLVIX

Gartmore Mid Cap Growth Fund	Class A	GMCAX

Gartmore Mid Cap Growth Fund	Class B	GCPBX

Gartmore Mid Cap Growth Fund	Class C	GCPCX

Gartmore Mid Cap Growth Fund	Class R	GMCRX

Gartmore Mid Cap Growth Fund	Institutional Class	GMCGX

Gartmore Mid Cap Growth Fund	Institutional Service Class	n/a

Gartmore Nationwide Fund	Class A	NWFAX

Gartmore Nationwide Fund	Class B	NWFBX

Gartmore Nationwide Fund	Class C	GTRCX

Gartmore Nationwide Fund	Class D	MUIFX

Gartmore Nationwide Fund	Class R	GNWRX

Gartmore Nationwide Fund	Institutional Class	GNWIX

Gartmore Nationwide Fund	Institutional Service Class	GTISX

Gartmore Small Cap Fund	Class A	GSXAX

Gartmore Small Cap Fund	Class B	GSXBX

Gartmore Small Cap Fund	Class C	GSXCX

Gartmore Small Cap Fund	Class R	GNSRX

Gartmore Small Cap Fund	Institutional Class	GSCIX

Gartmore Small Cap Fund	Institutional Service Class	GSXIX

4	Section 1 – Fund Summaries and Performance
Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund
Gartmore Nationwide Fund
Gartmore Small Cap Fund

24	Section 2 – Fund Details
Additional Information about Investments, Investment Techniques, and Risks

26	Section 3 – Fund Management
Investment Advisers
Portfolio Management

28	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

40	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and Other Tax-Deferred Accounts
Backup Withholding

41	Section 6 – Financial Highlights

GARTMORE CORE EQUITY SERIES |	1

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CORE EQUITY SERIES

Introduction to the Core Equity Series

This prospectus provides information about five funds:

Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund
Gartmore Nationwide Fund
Gartmore Small Cap Fund

These Funds are primarily intended:

• to offer a selection of investment options using equity investments across a spectrum of market capitalizations.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note About Share Classes

The Funds offer the following share classes:

•	Class A
•	Class B
•	Class C
•	Class R
•	Institutional Service Class
•	Institutional Class*

*The Gartmore Large Cap Value Fund currently does not offer Institutional Class shares.

The Gartmore Nationwide Fund and the Gartmore Growth Fund also offer Class D shares.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2	| GARTMORE CORE EQUITY SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Large-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 1000® Index, ranging from $484 million to $381.3 billion as of January 31, 2005.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Total return – investment gains derived from a combination of income and capital appreciation.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from $42 million to $6.24 billion as of January 31, 2005.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

GARTMORE CORE EQUITY SERIES	|	3

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SECTION 1	GARTMORE GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund invests primarily in common stocks issued by large cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The portfolio managers use research to determine if particular industries and individual companies are well positioned for long-term growth in an effort to identify those that appear to have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

In selecting securities, the portfolio managers consider a range of factors relating to a particular company that include:

•	financial strength
•	competitive position in its industry
•	projected future earnings
•	dividends
•	cash flow

The Fund typically sells securities if:

•	earnings expectations or outlook for earnings deteriorate
•	their price becomes overvalued, or
•	more favorable opportunities are identified.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 1000® Growth Index, or other funds with similar investment objectives and strategies.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1	GARTMORE GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares*
(Years Ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	1.66%	-13.66%	2.74%

Class B shares – Before Taxes[2]	2.21%	-13.96%	2.61%

Class C shares – Before Taxes[2,3]	6.02%	-13.20%	3.03%

Class D shares – Before Taxes	3.29%	-13.19%	3.05%

Class D shares – After Taxes on Distributions	3.26%	-14.09%	1.27%

Class D shares – After Taxes on Distributions and Sales of Shares	2.18%	-10.67%	2.37%

Class R shares – Before Taxes[2]	7.88%	-12.46%	3.47%

Institutional Service Class shares – Before Taxes[2]	8.26%	-12.33%	3.55%

Institutional Class shares – Before Taxes[2]	8.26%	-12.33%	3.52%

Russell 1000 Growth Index[4]	6.30%	-9.29%	9.59%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares, and include the performance of its predecessor fund prior to May 11, 1998.

2	Returns through May 11, 1998 include the performance of the Fund’s predecessor fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (December 30, 2003), Institutional Service Class shares (January 2, 2002), and Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R shares would have been lower. Institutional Service Class and Institutional Class shares do not have any sales charges.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the stocks of the companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE EQUITY SERIES	|	5

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SECTION 1 GARTMORE GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	4.50%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None	0.40%[7]	None	None

Other Expenses	0.34%	0.24%	0.24%	0.25%	0.44%	0.24%	0.24%

Total Annual Fund Operating Expenses	1.19%	1.84%	1.84%	0.85%	1.44%	0.84%	0.84%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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SECTION 1 GARTMORE GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$689	$931	$1,192	$1,935

Class B shares	$687	$879	$1,195	$1,909

Class C shares	$287	$579	$995	$2,159

Class D shares	$533	$709	$900	$1,452

Class R shares	$147	$456	$787	$1,724

Institutional Service Class shares	$86	$268	$466	$1,037

Institutional Class shares	$86	$268	$466	$1,037

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$187	$579	$995	$1,909

Class C shares	$187	$579	$995	$2,159

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE EQUITY SERIES |	7

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SECTION 1 GARTMORE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by large cap companies, utilizing a value style of investing. In pursuing the Fund’s objective, the portfolio managers compare securities of larger companies to others similarly situated, using some or all of the following factors, which the portfolio managers believe have predictive performance characteristics:

•	earnings momentum
•	price momentum
•	price-to-economic value

The portfolio managers further seek to minimize risk by investing in companies that possess characteristics similar to the companies in the Fund’s benchmark, the Russell 10001 Value Index, which measures the performance of those Russell 10001 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund’s management considers selling securities if:

•	there are other more attractive securities available
•	if the business environment is changing, or
•	to control the overall risk of the Fund’s portfolio.

Gartmore Mutual Fund Capital Trust, the Fund’s investment adviser, has chosen NorthPointe Capital, LLC (“NorthPointe”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 1000 Value® Index, or other funds with similar investment objectives and strategies.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax si- tuation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years Ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	5 Years	Since inception
as of December 31, 2004			(November 2, 1998)

Class A shares – Before Taxes	9.21%	5.79%	4.82%

Class A shares – After Taxes on Distributions	9.05%	5.30%	4.33%

Class A shares – After Taxes on Distributions and Sales of Shares	6.18%	4.74%	3.89%

Class B shares – Before Taxes	10.23%	6.07%	5.03%

Class C shares – Before Taxes[2,3]	14.19%	6.42%	5.06%

Class R shares – Before Taxes[2]	15.89%	6.51%	5.13%

Institutional Service Class shares – Before Taxes[4]	15.33%	8.55%	5.83%
Russell 1000 Value Index[5]	16.49%	5.27%	13.83%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
Returns before the first offering of Class C shares March 1, 2001, and Class R shares October 1, 2003, are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4
These returns include the performance of the Fund’s Institutional Service Class shares through March 5, 2002 (when all the prior shares were liquidated) and the Fund’s Class A shares form March 6, 2002 through December 31, 2004. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Institutional Service Class shares would have produced because these two classes invest in the same portfolio of securities. Returns for the Institutional Service Class have been adjusted for the fact that sales charges do not apply to that class, but have not been adjusted to reflect its lower expenses.

5
The Russell 1000 Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE EQUITY SERIES |	9

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SECTION 1 GARTMORE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A		Class B		Class C		Class R		Institutional
(paid directly from	Shares		Shares		Shares		Shares		Service
your investment)[1]									Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None		None		None		None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00%	[4]	1.00%	[5]	None		None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%		2.00%		2.00%		2.00%		2.00%

Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating	Class A		Class B		Class C		Class R		Institutional
Expenses (deducted from	Shares		Shares		Shares		Shares		Service
Fund assets)									Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.75%		0.75%		0.75%		0.75%		0.75%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%		1.00%		0.40%	[7]	None

Other Expenses	0.45%		0.31%		0.31%		0.51%		0.31%

Total Annual Fund Operating Expenses	1.45%		2.06%		2.06%		1.66%		1.06%

Amount of Fee Waiver/ Expense Reimbursement	0.06%		0.06%		0.06%		0.06%		0.06%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[8]	1.39%		2.00%		2.00%		1.60%		1.00%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7
Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees, and may exclude other expenses as well) from exceeding 1.15% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.50% for Class A and 1.90% for Class R of the Fund before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$708	$1,002	$1,316	$2,206

Class B shares	$703	$940	$1,303	$2,156

Class C shares	$303	$640	$1,103	$2,385

Class R shares	$163	$518	$897	$1,960

Institutional Service Class shares	$102	$331	$579	$1,289

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$203	$640	$1,103	$2,156

Class C shares	$203	$640	$1,103	$2,385

**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE EQUITY SERIES |	11

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SECTION 1 GARTMORE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by mid cap companies, utilizing a growth style of investing. In pursuing the Fund’s objective, the management seeks “growth” companies that appear to be reasonably priced, using several of the following characteristics:

•	consistent above-average earnings growth and superior forecasted growth versus the market
•	financial stability and strength
•	a healthy balance sheet
•	strong competitive advantage within a company’s industry
•	positive investor sentiment
•	relative market value
•	strong management team

The Fund typically holds securities of approximately 60 to 80 companies, and may sell based on the following criteria:

•	change in company fundamentals
•	cheaper attractive stocks become available
•	financial strength and stability weakens

While the Fund may also sell a security if its market capitalization exceeds the definition of mid cap companies, it is not required to sell solely because of that fact.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell Midcap Growth® Index, or other funds with similar investment objectives and strategies.

Mid-cap risk – results from investing in stocks of mid-sized companies, which are the Fund’s primary investments. Because mid-cap stocks may be less stable in price and less liquid than those of larger, more established companies, the Fund’s investments in mid-cap stocks can involve greater risk.

Growth style risk — over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table to the right can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Return – Institutional Class Shares*
(Years Ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.
Average annual total returns[1]	1 Year	Since inception
as of December 31, 2004		(October 1, 2002)

Class A shares – Before Taxes[2]	7.80%	20.39%

Class B shares – Before Taxes[2]	8.61%	22.15%

Class C shares – Before Taxes[2,3]	12.54%	23.15%

Class R shares – Before Taxes[2]	14.10%	23.50%

Institutional Service Class shares – Before Taxes[2]	14.73%	23.88%

Institutional Class shares – Before Taxes	14.73%	23.88%

Institutional Class shares – After Taxes on Distributions	13.99%	23.09%

Institutional Class shares – After Taxes on Distributions and Sales of Shares	10.57%	20.43%

Russell Midcap Growth Index[4]	15.48%	29.02%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	Returns prior to the creation of Class A shares March 5, 2003, Class B and Class C shares August 21, 2003 and Class R shares October 1, 2003 are based on the performance of Institutional Class shares. Returns for the Institutional Service Class shares through December 31, 2004, include performance of the Fund’s Institutional Class because the Institutional Service Class had not yet commenced operations. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A, Class B, Class C, Class R and Institutional Service Class shares would have produced because all classes invest in the same portfolio of securities. Returns for these classes have been restated to reflect differing sales charges (where applicable), but have not been adjusted to reflect differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees). If these fees were reflected, the performance for Class A, Class B, Class C, Class R and Institutional Service Class shares would have been lower.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The Russell Midcap Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2005. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE EQUITY SERIES |	13

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SECTION 1 GARTMORE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Service	Class
Fund assets)					Class Shares	Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	1.51%	1.51%	1.51%	1.71%	1.51%	1.51%

Total Annual Fund Operating Expenses	2.51%	3.26%	3.26%	2.86%	2.26%	2.26%

Amount of Fee Waiver/ Expense Reimbursement	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[9]	1.40%	2.15%	2.15%	1.75%	1.15%	1.15%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class – Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class — Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares – Exchange and Redemption Fees.

7	The management fee represents the maximum fee that could be paid to Gartmore Mutual Fund Capital Trust (the “Adviser”) under its advisory agreement for the Fund. See Section 3, Fund Management for management fee breakpoints for the Fund.

8	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9	Gartmore Mutual Funds (the “Trust”) and the Adviser have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.15% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.65% for Class A and 1.90% for Class R shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of “Other Expenses” paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must not continue to accrue more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

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 SECTION 1 GARTMORE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$709	$1,212	$1,740	$3,178

Class B shares	$718	$1,200	$1,807	$3,229

Class C shares	$318	$900	$1,607	$3,483

Class R shares	$178	$781	$1,411	$3,106

Institutional Service Class shares	$117	$600	$1,109	$2,509

Institutional Class shares	$117	$600	$1,109	$2,509

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$218	$900	$1,607	$3,229

Class C shares	$218	$900	$1,607	$3,483

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE EQUITY SERIES |	15

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SECTION 1 GARTMORE NATIONWIDE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in common stocks and convertible securities that may pay dividends and other income, instead of relying solely on a security’s prospects for increasing in value. Because income from dividend and interest typically is more certain than is appreciation in the value of a security, a total return approach may help the Fund achieve more stable, dependable returns. The portfolio managers seek to invest in companies with one or more of the following characteristics:

•	above-average revenue growth
•	consistent earnings growth
•	above-average earnings growth
•	attractive valuation.

The portfolio managers generally sell a company’s securities if:

•	the share price increases significantly,
•	the earnings outlook becomes less attractive, or
•	more favorable opportunities are identified.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Standard & Poor’s (S&P) 500® Index, or other funds with similar investment objectives and strategies.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE NATIONWIDE FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares* (Years Ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] as of December 31, 2004
	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	3.22%	-1.51%	10.47%

Class B shares – Before Taxes[2]	3.81%	-1.36%	10.55%

Class C shares – Before Taxes[2,3]	7.75%	-0.84%	10.86%

Class D shares – Before Taxes	4.85%	-1.02%	10.76%

Class D shares – After Taxes on Distributions	4.60%	-2.43%	8.96%

Class D shares – After Taxes on Distributions and Sales of Shares	3.47%	-1.28%	8.79%

Class R shares – Before Taxes[2]	9.34%	-0.22%	11.21%

Institutional Service Class shares – Before Taxes[2]	9.85%	-0.08%	11.29%

Institutional Class shares – Before Taxes[2]	9.81%	-0.10%	11.27%

S&P 500 Index[4]	10.87%	-2.30%	12.07%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares, and include the performance of of its predecessors fund prior to May 11, 1998.

2	Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (October 1, 2003), Institutional Service Class shares (January 2, 2002), and Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because all five classes invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class A, Class B, Class C and Class R shares would have been lower. Institutional Class shares do not have any sales charges.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of those companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE EQUITY SERIES |	17

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SECTION 1 GARTMORE NATIONWIDE FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A	Class B	Class C	Class D	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]						Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price	5.75%[2]	None	None	4.50%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class D	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Shares	ServiceClass Shares	Class Shares
Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None	0.40%[7]	None	None

Other Expenses	0.28%	0.19%	0.19%	0.25%	0.39%	0.19%	0.19%

Total Annual Fund Operating Expenses	1.10%	1.76%	1.76%	0.82%	1.36%	0.76%	0.76%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class – Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class — Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares – Exchange and Redemption Fees.

7	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

18 |	GARTMORE CORE EQUITY SERIES

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SECTION 1 GARTMORE NATIONWIDE FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$681	$905	$1,146	$1,838

Class B shares	$679	$854	$1,154	$1,818

Class C shares	$279	$554	$954	$2,073

Class D shares	$530	$700	$885	$1,418

Class R shares	$138	$431	$745	$1,635

Institutional Service Class shares	$78	$243	$422	$942

Institutional Class shares	$78	$243	$422	$942

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$179	$554	$954	$1,818

Class C shares	$179	$554	$954	$2,073

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE EQUITY SERIES	| 19

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SECTION 1 GARTMORE SMALL CAP FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by small cap companies. The Fund also may invest in foreign securities and securities of larger companies. The Fund’s management considers many factors in selecting securities for investment, including measures of earnings momentum, relative value, management action and price trend. The portfolio managers focus on securities that exhibit some or all of the following characteristics:

•	attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises)
•	long-term growth prospects of the company and its industry
•	level of duress a company is experiencing
•	price-to-earnings ratio and price-to-free cash flow ratio that, in the team’s opinion, reflect the best standards of value
•	quality of earnings

The Fund’s management considers selling a security when:

•	a company’s market capitalization exceeds the benchmark capitalization range
•	long-term growth prospects deteriorate
•	more compelling investment values are identified
•	near-term reported or pre-announced earnings are disappointing and recurring
•	the stock attains full valuation relative to stocks of similar companies or reaches the team’s price target

The Fund may invest without limit in initial public offerings (“IPOs”) of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

Small-cap risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign risk – is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

20 |	GARTMORE CORE EQUITY SERIES

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SECTION 1 GARTMORE SMALL CAP FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares*
(Years Ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	5 Years	Since inception
as of December 31, 2004			(November 2, 1998)

Class A shares – Before Taxes	18.53%	7.94%	10.89%

Class A shares – After Taxes on Distributions	16.61%	6.85%	9.90%

Class A shares – After Taxes on Distributions and Sales of Shares	14.60%	6.38%	9.08%

Class B shares – Before Taxes	19.97%	8.21%	11.27%

Class C shares – Before Taxes[2,3]	24.02%	8.54%	11.30%

Class R shares – Before Taxes[2]	25.55%	8.60%	11.35%

Institutional Service Class shares – Before Taxes	25.92%	9.40%	12.13%

Institutional Class shares – Before Taxes[4]	26.13%	9.44%	12.16%

Russell 2000 Index[5]	18.33%	6.61%	10.65%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C and Class R shares would have produced because all three classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to these classes, but have not been adjusted to reflect their lower expenses.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5	The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Indexes would be lower.

GARTMORE CORE EQUITY SERIES |	21

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SECTION 1 GARTMORE SMALL CAP FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Service Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Service	Class
Fund assets)					Class Shares	Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses	0.39%	0.25%	0.25%	0.45%	0.50%	0.25%

Total Annual Fund Operating Expenses	1.59%	2.20%	2.20%	1.80%	1.45%	1.20%

Amount of Fee Waiver/ Expense Reimbursement	None	None	None	None	None	None

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[8]	1.59%	2.20%	2.20%	1.80%	1.45%	1.20%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class – Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class – Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares – Exchange and Redemption Fees.

7	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8	The Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Funds Capital Trust (the “Adviser”) have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.35% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A and 1.95% for Class R of the Fund before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE SMALL CAP FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$727	$1,048	$1,391	$2,356

Class B shares	$723	$988	$1,380	$2,308

Class C shares	$323	$688	$1,180	$2,534

Class R shares	$183	$566	$975	$2,116

Institutional Service Class shares	$178	$459	$792	$1,735

Institutional Class shares	$122	$381	$660	$1,455

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$223	$688	$1,180	$2,308

Class C shares	$223	$688	$1,180	$2,534

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE EQUITY SERIES |	23

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk – Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings
•	production
•	management
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk – Foreign securities in which a Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability
•	the impact of currency exchange rate fluctuations
•	reduced information about issuers
•	higher transaction costs
•	less stringent regulatory and accounting standards
•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Depositary receipts – Certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

Convertible securities – are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

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SECTION 2 FUND DETAILS (con’t.)

Securities lending – The Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Under certain circumstances these events could trigger adverse tax consequences to a Fund.

Portfolio turnover – the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

Temporary investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	prime quality commercial paper
•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (GMF), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds’ investment adviser. The adviser manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Gartmore Mutual Fund Capital Trust evaluates and monitors the performance of subadvisers and may allocate the Gartmore Large Cap Value Fund’s assets among one or more subadvisers. Gartmore Mutual Fund Capital Trust is also authorized to make investments for the Fund, but does not plan to do so at this time.

The Funds pay Gartmore Mutual Fund Capital Trust a management fee on the respective Fund’s average daily net assets. The total contractual management fees paid by each Fund for the fiscal year ended October 31, 2004 (including any fees paid to a subadviser), expressed as a percentage of a Fund’s average daily net assets and not taking into account any applicable waivers, were as follows:

Fund	Fee

Gartmore Growth Fund	0.59%

Gartmore Large Cap Value Fund	0.75%

Gartmore Mid Cap Growth Fund	0.75%

Gartmore Nationwide Fund	0.57%

Gartmore Small Cap Fund	0.95%

Portfolio Management

Gartmore Growth Fund

Senior Portfolio Manager Christopher Baggini and Portfolio Manager Douglas Burtnick are responsible for the Fund’s day-to-day management and investment selection.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management issues for institutional investors and hedge funds.

Multi-Manager Structure for Gartmore Large Cap Value Fund and Gartmore Small Cap Fund

GMF and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. Currently, the Gartmore Large Cap Value Fund is subadvised by NorthPointe Capital, LLC (NorthPointe), an affiliate of GMF, and the Gartmore Small Cap Fund is managed by GMF. If a new non-affiliate subadviser is hired for either Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

GMF performs the following oversight and evaluation services to these Funds:

•	initial due diligence on prospective Fund subadvisers.
•	monitoring subadviser performance, including ongoing analysis and periodic consultations.
•	communicating performance expectations and evaluations to the subadvisers.
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

GMF does not expect to recommend subadviser changes frequently, however GMF will periodically provide written reports regarding its evaluation and monitoring to the Board of Trustees. Although GMF will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

Subadviser for the Gartmore Large Cap Value Fund

Subject to the supervision of GMF and the Trustees, NorthPointe will manage the Fund’s assets in accordance with the Fund’s investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places buy and sell orders for securities.

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SECTION 3	FUND MANAGEMENT (con’t.)

NorthPointe Capital, LLC 101 West Big Beaver, Suite 745, Troy, Michigan 48084, was organized in 1999 and manages the Fund, as well as several other mutual funds and institutional accounts.

Out of its management fee, GMF paid NorthPointe an annual subadvisory fee of 0.35%, based on the Fund’s average daily net assets, for the fiscal year ended October 31, 2004.

Gartmore Large Cap Value Fund

Peter J. Cahill is lead portfolio manager of Gartmore Large Cap Value Fund. Jeffrey C. Petherick and Mary C. Champagne assist Mr. Cahill in Management of the Fund.
Mr. Cahill joined NorthPointe in January 2000. Previously, he was with Loomis, Sayles & Company L.P. from May 1997 to January 2000, as a director of quantitative research. Prior to May 1997, he was a quantitative researcher for Bank of America.

Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

Gartmore Nationwide Fund

Gary D. Haubold and William H. Miller are co-managers of the Funds and are responsible for the day-to-day management of the Fund and selection of the Fund’s investments.

Mr. Haubold, CFA, has 20 years of investment experience and joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. He currently also manages the Gartmore Small Cap Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Between 1997 and 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrard, LLP, which is now part of Morgan Stanley Asset Management.

Mr. Miller began co-managing the Fund and Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

Gartmore Mid Cap Growth Fund

Portfolio Manager Robert D. Glise, CFA, is responsible for the Fund’s day-to-day management and investment selection. Mr. Glise joined GMF in April 2002. Previously, he was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, he was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

Gartmore Small Cap Fund

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He currently also manages the Gartmore Small Cap Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Mr. Haubold joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. Between 1997 and 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter & Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrard, LLP, which is now part of Morgan Stanley Asset Management. Mr. Haubold has over 20 years investment management experience.

William Gerlach joined GMF in December 2003. From 1991 until he joined GMF, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

Charles Purcell joined GMF in December 2003. From 1994, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

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SECTION 4	INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you,
•	how long you expect to own your shares,
•	how much you intend to invest,
•	total costs and expenses associated with a particular share class, and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class D, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A and Class D Shares

Front-end sales chargeup to 5.75% for Class A shares and 4.50% for Class D shares.	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or12b-1 fee up to 1.00%

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or12b-1 fee up to 1.00%

No reduction of CDSC, but waivers may be available.The CDSC declines to zero after one year.

Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.

No conversion feature.Maximum investment amount of $1,000,000[2].

Larger investments may be rejected.

1	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. With respect to such purchases, a finders fee of up to 1.00% on investments in Class shares that were not subject to a sales charge may be paid to your financial adviser or other intermediary. The CDSC covers the finders fee paid by the Distributor to your financial adviser or other intermediary.
2	This limit was calculated based on a one-year holding period.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

Amount of Purchase	Offering Price	Sales Charge as a percentage ofNet Amount Invested (approximately)	Dealer Commission as Percentage of Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Class D Shares

Class D shares are available to the following:
•	investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity.
•	persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-end Sales Charges for Class D Shares

Amount of Purchase	OfferingPrice	Sales Charge as a percentage ofNet Amount Invested (approximately)	DealerCommission as Percentage of Offering Price

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to $99,999	4.00	4.17	3.50

$100,000 to $249,999	3.00	3.09	2.50

$250,000 to $499,999	2.50	2.56	1.75

$500,000 to $999,999	2.00	2.04	1.25

$1 million to $24,999,999	0.50	0.50	0.50

$25 million or more	None	None	None*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges” and “Waiver of Class A and Class D Sales Charges” below and “Reduction of Class A and Class D Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A Larger Investment. The sales charge decreases as the amount of your investment increases.
•	Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
•	Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•	Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges.

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)

•	any person who pays for shares with proceeds from one of the following sales:

	o	sales of non-Gartmore Fund shares

	o	sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

	o	retirement plans. (Class A shares only)

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	1 million to $24,999,999	$25 million or more

If sold within	18 months	18 months

Amount of CDSC	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges

Class A, Class B and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

• Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
• mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.
• sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years and are investing less than $100,000.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,
•	457 plans,
•	403(b) plans,
•	profit sharing and money purchase pension plans,
•	defined benefit plans,
•	non-qualified deferred compensation plans, and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,
•	institutional non-retirement accounts,
•	traditional and Roth IRAs,
•	Coverdell Education Savings Accounts,
•	SEPs and SAR-SEPs,
•	SIMPLE IRAs,
•	one-person Keogh plans,
•	individual 403(b) plans, or
•	529 Plan accounts.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:
• the level of distribution and administrative services the plan requires,
• the total expenses of the share class, and
• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Fund(s);
•	institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts ;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class B, Class C, Class R and Institutional Service Class shares may also pay administrative service fees. Gartmore Mutual Funds pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions – Class A, Class D, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
 * Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	By telephone You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.	By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second buisness day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price
The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

MINIMUM INVESTMENTS

Minimum Investments Class A, Class D, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments Institutional Class Shares

To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances – Class A, Class D, Class B and Class C Shares
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
if the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•	the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases
The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares
You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund
You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agree to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares
You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted, or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading		Restrictions on Transactions
The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:		The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

		•	Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
•	disrupt portfolio management strategies,	•	Reject transactions that violate a Fund’s excessive trading policies or its exchange limits
•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.	The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading. In general:

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

		•	An exchange equaling 1% or more of a Fund’s NAV may be rejected and
		•	Redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place, as described above in Section 4, Investing with Gartmore: Buying Shares – Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•	shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. Capital gains will be distributed annually. All income and capital gains distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•
any taxable dividends (other than qualified dividend income received by individuals), as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

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SECTION 6 GARTMORE GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

Investment Activities					Distributions			Ratio/Supplemental Data

	Net Asset Value, Begi- nning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrea- lized Gains (Losses) on Invest- ments	Total from Invest- ment Activ- ities	Net Invest- ment Income	Net Realized Gains	Total Distri- butions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Invest- ment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Year Ended October 31, 2000	$18.35	(0.08)	(0.84)	(0.92)	—	(2.44)	(2.44)	$14.99	(6.43%)	$9,234	1.04%	(0.52%)	(j)	(j)	163.52%
Year Ended October 31, 2001	$14.99	(0.05)	(5.85)	(5.90)	—	(3.20)	(3.20)	$5.89	(47.33%)	$5,268	1.33%	(0.60%)	(j)	(j)	210.72%
Year Ended October 31, 2002	$5.89	(0.02)	(1.13)	(1.15)	—	—	—	$4.74	(19.52%)	$4,828	1.17%	(0.34%)	(j)	(j)	241.95%
Year Ended October 31, 2003	$4.74	(0.01)	1.19	1.18	—	—	—	$5.92	24.89%	$6,529	1.13%	(0.22%)	(j)	(j)	281.63%
Year Ended October 31, 2004	$5.92	(0.02)	0.18	0.16	—	—	—	$6.08	2.70%	$30,641	1.19%	(0.36%)	(j)	(j)	286.06%

Class B Shares
Year Ended October 31, 2000	$18.20	(0.15)	(0.90)	(1.05)	—	(2.44)	(2.44)	$14.71	(7.30%)	$8,180	1.80%	(1.28%)	(j)	(j)	163.52%
Year Ended October 31, 2001	$14.71	(0.10)	(5.87)	(5.97)	—	(3.20)	(3.20)	$5.54	(49.10%)	$4,288	2.12%	(1.36%)	(j)	(j)	210.72%
Year Ended October 31, 2002	$5.54	(0.06)	(1.04)	(1.10)	—	—	—	$4.44	(19.86%)	$3,299	1.90%	(1.08%)	(j)	(j)	241.95%
Year Ended October 31, 2003	$4.44	(0.04)	1.11	1.07	—	—	—	$5.51	24.10%	$3,980	1.84%	(0.93%)	(j)	(j)	281.63%
Year Ended October 31, 2004	$5.51	(0.05)	0.15	0.10	—	—	—	$5.61	1.81%	$5,817	1.84%	(1.00%)	(j)	(j)	286.06%

Class C Shares
Period Ended October 31, 2001 (d)	$7.11	(0.03)	(1.53)	(1.56)	—	—	—	$5.55	(21.94%)(h)	$58	2.27%(i)	(1.41%)(i)	(j)	(j)	210.72%
Year Ended October 31, 2002	$5.55	(0.06)	(1.05)	(1.11)	—	—	—	$4.44	(20.00%)	$52	1.90%	(1.08%)	(j)	(j)	241.95%
Year Ended October 31, 2003	$4.44	(0.04)	1.11	1.07	—	—	—	$5.51	24.10%	$101	1.84%	(0.95%)	(j)	(j)	281.63%
Year Ended October 31, 2004	$5.51	(0.05)	0.16	0.11	—	—	—	$5.62	2.00%	$248	1.84%	(1.01%)	(j)	(j)	286.06%

Class D Shares
Year Ended October 31, 2000	$18.36	(0.05)	(0.84)	(0.89)	—	(2.44)	(2.44)	$15.03	(6.23%)	$834,816	0.83%	(0.30%)	(j)	(j)	163.52%
Year Ended October 31, 2001	$15.03	(0.03)	(5.86)	(5.89)	—	(3.20)	(3.20)	$5.94	(47.07%)	$385,898	1.10%	(0.38%)	(j)	(j)	210.72%
Year Ended October 31, 2002	$5.94	(0.01)	(1.14)	(1.15)	—	—	—	$4.79	(19.36%)	$207,357	0.93%	(0.10%)	(j)	(j)	241.95%
Year Ended October 31, 2003	$4.79	—	1.21	1.21	—	—	—	$6.00	25.26%	$235,758	0.86%	0.05%	(j)	(j)	281.63%
Year Ended October 31, 2004	$6.00	—(k)	0.17	0.17	—(k)	—	—	$6.17	2.87%	$216,843	0.85%	(0.01%)	(j)	(j)	286.06%

Class R Shares
Period Ending October 31, 2003 (e)	$5.76	(0.01)	0.25	0.24	—	—	—	$6.00	4.17%(h)	$1	1.42%(i)	(0.76%)(i)	1.52%	0.86%	281.63%
Year Ended October 31, 2004	$6.00	(0.03)	0.18	0.15	—	—	—	$6.15	2.50%	$1	1.29%	(0.46%)	(j)	(j)	286.06%

Institutional Service Class Shares
Period Ended October 31, 2002 (f)	$6.59	(0.01)	(1.79)	(1.80)	—	—	—	$4.79	(27.31%)(h)	$59,307	0.88%(i)	(0.11%)(i)	(j)	(j)	241.95%
Year Ended October 31, 2003	$4.79	0.00	1.22	1.22	—	—	—	$6.01	25.47%	$75,002	0.84%	0.06%	(j)	(j)	281.63%
Year Ended October 31, 2004 (l)	$6.01	0.01	0.17	0.18	—(k)	—	—	$6.19	3.03%	$1	0.84%	0.22%	(j)	(j)	286.06%

Institutional Class Shares
Period Ended October 31, 2004 (g)	$6.34	—	(0.17)	(0.17)	—	—	—	$6.17	(2.68%)(h)	$1	0.80%(i)	(0.06%)(i)	(j)	(j)	286.06%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004
(h)	Not annualized.
(i)	Annualized.
(j)	There were no fee reductions during the period.
(k)	The amount is less than $ 0.005.
(l)	Net investment income (loss) is based on average shares outstanding during the period.

42	| GARTMORE CORE EQUITY SERIES

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SECTION 6 GARTMORE LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Investment Activities					Distributions					Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Inves- tments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Total Distri- butions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Invest- ment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Year Ended October 31, 2000	$10.32	0.15	0.67	0.82	(0.14)	(0.04)	(0.18)	$10.96	8.09%	$30,726	1.15%	1.47%	1.77%	0.85%	88.41%
Year Ended October 31, 2001	$10.96	0.10	(0.98)	(0.88)	(0.10)	—	(0.10)	$9.98	(8.07%)	$27,824	1.15%	0.96%	1.64%	0.47%	156.09%
Year Ended October 31, 2002	$9.98	0.08	(0.82)	(0.74)	(0.08)	(0.41)	(0.49)	$8.75	(7.98%)	$23,581	1.36%	0.81%	1.48%	0.69%	91.03%
Year Ended October 31, 2003	$8.75	0.10	1.69	1.79	(0.10)	—	(0.10)	$10.44	20.57%	$24,800	1.39%	1.06%	1.47%	0.98%	77.28%
Year Ended October 31, 2004	$10.44	0.10	1.35	1.45	(0.10)	—	(0.10)	$11.79	13.92%	$24,846	1.39%	0.91%	1.45%	0.84%	58.61%

Class B Shares
Year Ended October 31, 2000	$10.24	0.07	0.68	0.75	(0.11)	(0.04)	(0.15)	$10.84	7.42%	$408	1.90%	0.70%	3.56%	(0.96%)	88.41%
Year Ended October 31, 2001 (e)	$10.84	0.02	(0.98)	(0.96)	(0.02)	—	(0.02)	$9.86	(8.84%)	$528	1.90%	0.21%	3.24%	(1.13%)	156.09%
Year Ended October 31, 2002	$9.86	0.01	(0.80)	(0.79)	(0.02)	(0.41)	(0.43)	$8.64	(8.53%)	$576	2.02%	0.14%	2.17%	(0.01%)	91.03%
Year Ended October 31, 2003	$8.64	0.03	1.67	1.70	(0.04)	—	(0.04)	$10.30	19.80%	$751	2.00%	0.43%	2.08%	0.35%	77.28%
Year Ended October 31, 2004	$10.30	0.03	1.33	1.36	(0.03)	—	(0.03)	$11.63	13.25%	$982	2.00%	0.29%	2.06%	0.22%	58.61%

Class C Shares
Period Ended October 31, 2001 (f)	$11.21	0.02	(1.34)	(1.32)	(0.04)	—	(0.04)	$9.85	(11.82%)(i)	$58	1.90%(j)	0.11%(j)	3.94%(j)	(1.93%)(j)	156.09%
Year Ended October 31, 2002	$9.85	0.01	(0.79)	(0.78)	(0.03)	(0.41)	(0.44)	$8.63	(8.50%)	$80	2.03%	0.13%	2.15%	0.01%	91.03%
Year Ended October 31, 2003	$8.63	0.04	1.66	1.70	(0.05)	—	(0.05)	$10.28	19.77%	$248	2.00%	0.38%	2.08%	0.30%	77.28%
Year Ended October 31, 2004	$10.28	0.03	1.33	1.36	(0.04)	—	(0.04)	$11.60	13.25%	$743	2.00%	0.21%	2.06%	0.14%	58.61%

Class R Shares
Period Ended October 31, 2003 (g)	$9.92	—	0.39	0.39	—	—	—	$10.31	3.93%(i)	$1	1.60%(j)	0.48%(j)	2.06%(j)	0.02%(j)	77.28%
Year Ended October 31, 2004	$10.31	0.08	1.33	1.41	(0.08)	—	(0.08)	$11.64	13.71%	$1	1.54%	0.75%	1.86%	0.42%	58.61%

Institutional Service Class Shares
Period Ended October 31, 1999 (d)	$10.00	0.08	0.33	0.41	(0.06)	—	(0.06)	$10.35	4.05%(i)	$755	1.00%(j)	0.77%(j)	4.21%(j)	(2.44%)(j)	120.94%
Year Ended October 31, 2000	$10.35	0.16	0.67	0.83	(0.16)	(0.04)	(0.20)	$10.98	8.20%	$1,645	1.00%	1.56%	1.64%	0.92%	88.41%
Year Ended October 31, 2001	$10.98	0.12	(0.98)	(0.86)	(0.09)	—	(0.09)	$10.03	(7.86%)	$68	1.00%	1.03%	1.44%	0.59%	156.09%
Year Ended October 31, 2002 (h)	$10.03	0.06	1.04	1.10	(0.03)	(0.41)	(0.44)	$10.69	11.26%	$—	0.97%	1.62%	1.39%	1.20%	37.27%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)	On March 5, 2002 Institutional Service Class Shares were liquidated in their entirety. Information presented represents operations through March 5, 2002.
(i)	Not annualized.
(j)	Annualized.

GARTMORE CORE EQUITY SERIES |	43

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SECTION 6 GARTMORE MID CAP GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Investment Activities					Distributions				Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unreal- ized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Realized Gains	Total Distri- butions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Invest- ment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2003 (d) (e)	$9.88	(0.08)	4.04	3.96	—	—	$13.84	40.08%(i)	$522	1.40%(j)	(1.02%)(j)	7.09%(j)	(6.71%)(j)	74.46%
Year Ended October 31, 2004	$13.84	(0.13)	0.87	0.74	(0.37)	(0.37)	$14.21	5.44%	$1,463	1.40%	(0.98%)	2.51%	(2.08%)	94.56%

Class B Shares
Period Ended October 31, 2003 (f) (e)	$13.17	(0.05)	0.72	0.67	—	—	$13.84	5.09%(i)	$18	2.15%(j)	(1.82%)(j)	7.76%(j)	(7.43%)(j)	74.46%
Year Ended October 31, 2004	$13.84	(0.20)	0.84	0.64	(0.37)	(0.37)	$14.11	4.70%	$153	2.15%	(1.74%)	3.27%	(2.86%)	94.56%

Class C Shares
Period Ended October 31, 2003 (f)	$13.17	(0.05)	0.72	0.67	—	—	$13.84	5.09%(i)	$1	2.15%(j)	(1.87%)(j)	7.55%(j)	(7.27%)(j)	74.46%
Year Ended October 31, 2004	$13.84	(0.23)	0.87	0.64	(0.37)	(0.37)	$14.11	4.70%	$224	2.15%	(1.72%)	3.17%	(2.74%)	94.56%

Class R Shares
Period Ended October 31, 2003 (g)	$13.08	(0.01)	0.79	0.78	—	—	$13.86	5.96%(i)	$1	1.75%(j)	(1.54%)(j)	7.41%(j)	(7.20%)(j)	74.46%
Year Ended October 31, 2004	$13.86	(0.17)	0.86	0.69	(0.37)	(0.37)	$14.18	5.06%	$1	1.66%	(1.27%)	2.63%	(2.24%)	94.56%

Institutional Class Shares
Period Ended October 31, 2002 (h)	$10.00	(0.01)	0.27	0.26	—	—	$10.26	2.60%(i)	$1,026	1.15%(j)	(0.69%)(j)	20.62%(j)	(20.16%)(j)	3.74%
Year Ended October 31, 2003	$10.26	(0.09)	3.69	3.60	—	—	$13.86	35.09%	$1,384	1.15%	(0.76%)	5.96%	(5.56%)	74.46%
Year Ended October 31, 2004	$13.86	(0.10)	0.88	0.78	(0.37)	(0.37)	$14.27	5.73%	$1,553	1.15%	(0.72%)	2.26%	(1.83%)	94.56%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from March 5, 2003 (commencement of operations) through October 31, 2003.
(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from August 21, 2003 (commencement of operations) through October 31, 2003.
(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)	For the period from October 1, 2002 (commencement of operations) through October 31, 2002.
(i)	Not annualized.
(j)	Annualized.

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SECTION 6 GARTMORE NATIONWIDE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions			Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Inves- ment Income	Net Realized Gains	Total Distribu- tions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Year Ended October 31, 2000	$32.71	0.16	0.14	0.30	(0.17)	(2.04)	(2.21)	$30.80	1.25%		$54,537	0.98%	0.54%		(j)	(j)	90.01%
Year Ended October 31, 2001	$30.80	0.08	(5.66)	(5.58)	(0.10)	(8.37)	(8.47)	$16.75	(23.34%)		$149,086	1.15%	0.32%		(j)	(j)	71.36%
Year Ended October 31, 2002	$16.75	0.07	(1.68)	(1.61)	(0.08)	—	(0.08)	$15.06	(9.64%)		$362,435	1.14%	0.46%		(j)	(j)	25.51%
Year Ended October 31, 2003	$15.06	0.09	3.02	3.11	(0.09)	—	(0.09)	$18.08	20.74%		$571,918	1.13%	0.57%		(j)	(j)	120.02%
Year Ended October 31, 2004	$18.08	0.07	0.87	0.94	(0.06)	—	(0.06)	$18.96	5.22%		$447,884	1.10%	0.35%		(j)	(j)	144.61%

Class B Shares
Year Ended October 31, 2000	$32.45	(0.06)	0.13	0.07	—	(2.04)	(2.04)	$30.48	0.48%		$47,293	1.73%	(0.20%)		(j)	(j)	90.01%
Year Ended October 31, 2001	$30.48	(0.06)	(5.65)	(5.71)	—	(8.37)	(8.37)	$16.40	(24.19%)		$36,241	1.85%	(0.30%)		(j)	(j)	71.36%
Year Ended October 31, 2002	$16.40	(0.03)	(1.65)	(1.68)	—	—	—	$14.72	(10.24%)		$31,267	1.80%	(0.18%)		(j)	(j)	25.51%
Year Ended October 31, 2003	$14.72	—	2.94	2.94	(0.01)	—	(0.01)	$17.65	19.99%		$35,564	1.79%	(0.06%)		(j)	(j)	120.02%
Year Ended October 31, 2004	$17.65	(0.05)	0.86	0.81	—	—	—	$18.46	4.59%		$35,073	1.76%	(0.30%)		(j)	(j)	144.61%

Class C Shares
Period Ended October 31, 2001 (d)	$19.12	(0.03)	(2.68)	(2.71)	(0.01)	—	(0.01)	$16.40	(14.16%)	(h)	$175	1.89%(i)	(0.45%)	(i)	(j)	(j)	71.36%
Year Ended October 31, 2002	$16.40	(0.03)	(1.65)	(1.68)	—	—	—	$14.72	(10.24%)		$212	1.80%	(0.20%)		(j)	(j)	25.51%
Year Ended October 31, 2003	$14.72	(0.01)	2.95	2.94	(0.01)	—	(0.01)	$17.65	20.00%		$714	1.79%	(0.16%)		(j)	(j)	120.02%
Year Ended October 31, 2004	$17.65	(0.06)	0.87	0.81	(0.01)	—	(0.01)	$18.45	4.58%		$989	1.76%	(0.32%)		(j)	(j)	144.61%

Class D Shares
Year Ended October 31, 2000	$32.60	0.23	0.12	0.35	(0.24)	(2.04)	(2.28)	$30.67	1.40%		$2,085,243	0.78%	0.74%		(j)	(j)	90.01%
Year Ended October 31, 2001	$30.67	0.13	(5.65)	(5.52)	(0.14)	(8.37)	(8.51)	$16.64	(23.22%)		$1,458,371	0.89%	0.64%		(j)	(j)	71.36%
Year Ended October 31, 2002	$16.64	0.13	(1.69)	(1.56)	(0.12)	—	(0.12)	$14.96	(9.43%)		$1,125,402	0.86%	0.77%		(j)	(j)	25.51%
Year Ended October 31, 2003	$14.96	0.13	3.00	3.13	(0.13)	—	(0.13)	$17.96	21.07%		$1,240,520	0.85%	0.89%		(j)	(j)	120.02%
Year Ended October 31, 2004	$17.96	0.12	0.88	1.00	(0.13)	—	(0.13)	$18.83	5.59%		$1,161,934	0.82%	0.64%		(j)	(j)	144.61%

Class R Shares
Period Ended October 31, 2003 (e)	$17.32	—	0.63	0.63	—	—	—	$17.95	3.64%(h)		$1	1.52%(i)	0.07%(i)		1.62%(h)	(0.03%)(i)	120.02%
Year Ended October 31, 2004	$17.95	0.03	0.88	0.91	(0.03)	—	(0.03)	$18.83	5.08%		$1	1.27%	0.16%		(j)	(j)	144.61%

Institutional Service Class Shares
Period Ended October 31, 2002 (f)	$18.18	0.11	(3.24)	(3.13)	(0.10)	—	(0.10)	$14.95	(17.27%)(h)		$48,283	0.80%(i)	0.75%(i)		(j)	(j)	25.51%
Year Ended October 31, 2003	$14.95	0.14	3.01	3.15	(0.14)	—	(0.14)	$17.96	21.22%		$55,878	0.79%	0.94%		(j)	(j)	120.02%
Year Ended October 31, 2004 (k)	$17.96	0.17	0.83	1.00	(0.14)	—	(0.14)	$18.82	5.60%		$1	0.75%	0.92%		(j)	(j)	144.61%

Institutional Class Shares
Period Ended October 31, 2004 (g)	$19.00	0.03	(0.17)	(0.14)	(0.03)	—	(0.03)	$18.83	(0.74%)(h)		$341	0.78%(i)	0.54%(i)		(j)	(j)	144.61%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f)	For the period from January 2, 2002 (commencement of operations) through October 31, 2002.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions during the period.

(k)	Net investment income (loss) is based on average shares outstanding during the period.

GARTMORE CORE EQUITY SERIES	45

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SECTION 6 GARTMORE SMALL CAP FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions			Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Realized Gains	Total Distribu- tions	Ne Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Year Ended October 31, 2000	$11.19	(0.02)	—	2.05	2.03	(0.10)	(0.10)	$13.12	18.25%	$23,922	1.35%	(0.16%)	2.10%	(0.91%)	139.27%
Year Ended October 31, 2001	$13.12	(0.02)	—	(1.23)	(1.25)	(1.08)	(1.08)	$10.79	(10.09%)	$21,190	1.35%	(0.17%)	2.00%	(0.82%)	119.03%
Year Ended October 31, 2002	$10.79	(0.02)	—	(1.16)	(1.18)	—	—	$9.61	(10.94%)	$20,290	1.51%	(0.24%)	1.72%	(0.45%)	111.00%
Year Ended October 31, 2003	$9.61	(0.05)	—	4.12	4.07	—	—	$13.68	42.35%	$21,198	1.59%	(0.37%)	1.70%	(0.48%)	100.05%
Year Ended October 31, 2004	$13.68	(0.09)	0.05	2.12	2.08	(0.17)	(0.17)	$15.59	15.33%	$23,023	1.59%	(0.55%)	(j)	(j)	341.57%

Class B Shares
Year Ended October 31, 2000	$11.17	(0.08)	—	2.03	1.95	(0.10)	(0.10)	$13.02	17.56%	$748	2.10%	(0.90%)	3.82%	(2.62%)	139.27%
Year Ended October 31, 2001	$13.02	(0.09)	—	(1.24)	(1.33)	(1.08)	(1.08)	$10.61	(10.84%)	$854	2.10%	(0.93%)	3.74%	(2.57%)	119.03%
Year Ended October 31, 2002	$10.61	(0.09)	—	(1.13)	(1.22)	—	—	$9.39	(11.50%)	$950	2.17%	(0.89%)	2.41%	(1.13%)	111.00%
Year Ended October 31, 2003	$9.39	(0.10)	—	4.00	3.90	—	—	$13.29	41.53%	$1,368	2.20%	(1.00%)	2.30%	(1.10%)	100.05%
Year Ended October 31, 2004	$13.29	(0.17)	0.05	2.04	1.92	(0.17)	(0.17)	$15.04	14.57%	$1,496	2.20%	(1.16%)	(j)	(j)	341.57%

Class C Shares
Period Ended October 31, 2001 (d)	$11.33	(0.04)	—	(0.66)	(0.70)	—	—	$10.63	(6.18%)(g)	$20	2.10%(h)	(1.26%)(h)	5.62%(h)	(4.78%)(h)	119.03%
Year Ended October 31, 2002	$10.63	(0.09)	—	(1.13)	(1.22)	—	—	$9.41	(11.48%)	$28	2.17%	(0.90%)	2.47%	(1.20%)	111.00%
Year Ended October 31, 2003	$9.41	(0.09)	—	3.99	3.90	—	—	$13.31	41.45%	$89	2.20%	(1.04%)	2.31%	(1.15%)	100.05%
Year Ended October 31, 2004	$13.31	(0.13)	0.05	2.01	1.93	(0.17)	(0.17)	$15.07	14.62%	$180	2.20%	(1.16%)	(j)	(j)	341.57%

Class R Shares
Period Ended October 31, 2004 (e)	$14.03	(0.09)	0.05	1.11	1.07	—	—	$15.10	7.63%(g)	$1	1.73%(h)	(0.63%)(h)	(j)	(j)	341.57%

Institutional Service Class Shares
Year Ended October 31, 2000	$11.20	(0.01)	—	2.06	2.05	(0.10)	(0.10)	$13.15	18.44%	$4,192	1.20%	(0.01%)	1.92%	(0.73%)	139.27%
Year Ended October 31, 2001	$13.15	—	—	(1.23)	(1.23)	(1.08)	(1.08)	$10.84	(9.90%)	4,485	1.20%	(0.04%)	1.79%	(0.63%)	119.03%
Year Ended October 31, 2002	$10.84	(0.01)	—	(1.16)	(1.17)	–	–	$9.67	(10.79%)	5,856	1.38%	(0.11%)	1.57%	(0.30%)	111.00%
Year Ended October 31, 2003	$9.67	(0.02)	—	4.14	4.12	—	—	$13.79	42.61%	18,584	1.45%	(0.35%)	1.54%	(0.44%)	100.05%
Year Ended October 31, 2004 (i)	$13.79	(0.06)	0.05	2.11	2.10	(0.17)	(0.17)	$15.72	15.43%	$7	1.45%	(0.39%)	(j)	(j)	341.57%

Institutional Class Shares
Period Ended October 31, 2004 (f)	$15.64	(0.01)	0.05	0.07	0.11	—	—	$15.75	0.70%(g)	$120	1.20%(h)	(0.22%)(h)	(j)	(j)	341.57%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004
(f)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004

(g)	Not annualized.

(h)	Annualized.

(i)	Net investment income (loss) is based on average shares outstanding during the period.

(j)	There were no fee reductions during the period.

46	GARTMORE CORE EQUITY SERIES

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Information from Gartmore Funds

Please read this prospectus before you invest, and keep it with your records. The following documents – which may be obtained free of charge – contain additional information about the Fund:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC
•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

© 2005 Gartmore Global Investments, Inc. All rights reserved.
PR-CEQ 2/05

Core Fixed Income Series

Fixed-income  Funds with broad market portfolios designed to form the foundation of an asset allocation program.

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Fund	Class	Ticker

Gartmore Bond Fund	Class A	NBDAX

Gartmore Bond Fund	Class B	GBDBX

Gartmore Bond Fund	Class C	GBDCX

Gartmore Bond Fund	Class D	MUIBX

Gartmore Bond Fund	Class R	GBDRX

Gartmore Bond Fund	Institutional Class	GBDIX

Gartmore Government Bond Fund	Class A	NUSAX

Gartmore Government Bond Fund	Class B	GGBBX

Gartmore Government Bond Fund	Class C	GGBCX

Gartmore Government Bond Fund	Class D	NAUGX

Gartmore Government Bond Fund	Class R	GGBRX

Gartmore Government Bond Fund	Institutional Class	GGBIX

Gartmore Money Market Fund	Prime Shares	MIFXX

Gartmore Money Market Fund	Institutional Class	GMIXX

Gartmore Money Market Fund	Service Class	NWSXX

Gartmore Morley Enhanced Income Fund	Class A	NMEAX

Gartmore Morley Enhanced Income Fund	Class R	GMERX

Gartmore Morley Enhanced Income Fund	Institutional Class	NMEIX

Gartmore Morley Enhanced Income Fund	Institutional Service Class	NMESX

Gartmore Short Duration Bond Fund	Class A	MCAPX

Gartmore Short Duration Bond Fund	Class C	n/a

Gartmore Short Duration Bond Fund	IRA Class	NMIRX

Gartmore Short Duration Bond Fund	Institutional Class	MCAIX

Gartmore Short Duration Bond Fund	Service Class	MCAFX

Gartmore Tax-Free Income Fund	Class A	NTFAX

Gartmore Tax-Free Income Fund	Class B	GTIBX

Gartmore Tax-Free Income Fund	Class C	GTICX

Gartmore Tax-Free Income Fund	Class D	NATFX

4	Section 1 – Fund Summaries and Performance
Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Money Market Fund
Gartmore Morley Enhanced Income Fund
Gartmore Short Duration Bond Fund (formerly Gartmore Morley Capital Accumulation Fund)
Gartmore Tax-Free Income Fund

26	Section 2 – Fund Details
Additional Information about Investments, Investment Techniques, and Risks

29	Section 3 – Fund Management
Investment Advisers
Portfolio Management

31	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

44	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and Other Tax-Deferred Accounts
Backup Withholding

46	Section 6 – Financial Highlights

GARTMORE CORE FIXED INCOME SERIES |	1

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Core Fixed Income Series

Introduction to the Core Fixed Income Series

This prospectus provides information about six Funds:

Gartmore Bond Fund Gartmore Government Bond Fund Gartmore Money Market Fund Gartmore Morley Enhanced Income Fund Gartmore Short Duration Bond Fund Gartmore Tax-Free Income Fund

These Funds are primarily intended:

• To help investors to seek current income through investments in various government, corporate and short-term debt securities.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note about Share Classes

•	Gartmore Bond Fund and Gartmore Government Bond Fund offer eight share classes. Six of those classes are offered in this prospectus: Class A, Class B, Class C, Class D, Class R and Institutional Class.
•	Gartmore Tax-Free Income Fund offers six share classes. Four of those classes are offered in this prospectus: Class A, Class B, Class C and Class D

The Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund also have Class X and Class Y shares which are offered in a separate prospectus and are available only to certain shareholders. If you owned Class X or Class Y shares of any of these Funds as of September 1, 2003, you may continue to purchase them and should refer to the separate prospectus for more information.

•	Gartmore Money Market Fund offers three share classes: Service Class, Institutional Class and Prime Shares.
•	Gartmore Morley Enhanced Income Fund offers four share classes: Class A, Class R, Institutional Service Class, and Institutional Class.
•	Gartmore Short Duration Bond Fund offers four classes of shares: Class A, Class C, Service Class and Institutional Class.

Effective December 27, 2004, IRA Class shares of the Gartmore Short Duration Bond Fund are closed to new investors, including any exchanges from other Gartmore mutual funds. Existing shareholders are permitted to continue to invest in the Fund both directly and through exchanges from other Gartmore funds, as well as through dividend and capital gain reinvestments. Gartmore will continue to monitor the cash flows from existing shareholders and may close the Fund to all further investments by existing shareholders at some point.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2	| GARTMORE CORE FIXED INCOME SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Municipal obligations – fixed-income securities issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a governmental entity; the governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back. Municipal obligations that qualify pay interest that is generally exempt from federal income taxes, although certain investors may nonetheless be subject to federal alternative minimum tax.

Investment grade – the four highest rating categories of recognized rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Junk bonds – fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s, Standard & Poor’s and Fitch, or unrated securities that Fund management believes are of comparable quality.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Duration – related in part to the remaining time until maturity of a bond, a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

GARTMORE CORE FIXED INCOME SERIES |	3

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SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

The Fund typically invests at least 80% of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

The Fund may also invest a portion of its assets in:

•	mortgage-backed securities
•	asset-backed securities
•	foreign government and corporate bonds, denominated in U.S. dollars
•	junk bonds
•	commercial paper rated by a rating agency in one of the two highest rating categories

In selecting securities, the portfolio managers typically maintain an average portfolio duration of three to seven years.

The Fund’s management seeks value, and may sell a security to take advantage of more favorable opportunities. The Fund also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

4	| GARTMORE CORE FIXED INCOME SERIES

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

If the value of the Fund’s investments goes down, you may lose money.

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 SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class D) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns - Class D Shares*
(Years ended December 31)

Best Quarter: 8.69% – 2nd qtr of 1995 Worst Quarter: -5.02% – 1st qtr of 1994

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns[1]
as of December 31, 2004	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	–0.37%	6.27%	6.93%

Class B shares – Before Taxes[2]	–1.26%	6.32%	7.02%

Class C shares – Before Taxes[2,3]	2.83%	6.74%	7.23%

Class D shares – Before Taxes	0.10%	6.55%	7.13%

Class D shares – After Taxes on Distributions	–1.51%	4.37%	4.71%

Class D shares – After Taxes on Distributions and Sales of Shares[2]	0.04%	4.24%	4.59%

Class R shares – Before Taxes[2]	4.23%	7.37%	7.55%

Institutional Class shares – Before Taxes[2]	4.86%	7.54%	7.63%

Lehman Brothers Government/Credit Bond Index[4]	4.19%	8.00%	7.80%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2	Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

Class A (introduced May 11, 1998): Performance is based on the predecessor fund.
Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund’s Class X from May 11, 1998, through September 4, 2003.
Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund’s Class D from May 11, 1998, through March 1, 2001, and the Fund’s Class Y from March 1, 2001 through September 4, 2003.
Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998, and the Fund’s Class D from May 11, 1998, through October 1, 2003.
Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998, and the Fund’s Class D from May 11, 1998, through June 29, 2004.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The Lehman Brothers Government/Credit Bond Index is an unmanaged index of U.S. government and investment-grade corporate bonds with at least one year to maturity. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE FIXED INCOME SERIES |	5

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 SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

The table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A		Class B		Class C		Class D		Class R		Institutional
(paid directly from	Shares		Shares		Shares		Shares		Shares		Class
your investment)[1]											Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.75%	[2]	None		None		4.50%	[2]	None		None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]		5.00%	[4]	1.00%	[5]	None		None		None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%		2.00%		2.00%		2.00%		2.00%		2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating	Class A		Class B		Class C		Class D		Class R		Institutional
Expenses (deducted from	Shares		Shares		Shares		Shares		Shares		Class
Fund assets)											Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%		1.00%		None		0.40%	[7]	None

Other Expenses	0.29%		0.22%		0.22%		0.28%		0.42%		0.22%

Total Annual Fund Operating Expenses	1.04%		1.72%		1.72%		0.78%		1.32%		0.72%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Shares.

3	A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$576	$790	$1,022	$1,686

Class B shares	$675	$842	$1,133	$1,766

Class C shares	$275	$542	$933	$2,030

Class D shares	$526	$688	$864	$1,373

Class R shares	$134	$418	$723	$1,590

Institutional Class shares	$74	$230	$401	$894

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$175	$542	$933	$1,766

Class C shares	$175	$542	$933	$2,030

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R, and   Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE FIXED INCOME SERIES	| 7

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SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

The Fund typically invests at least 80% of its net assets in U.S. government securities and U.S. government agency securities. The Fund’s management seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

In selecting investments for the Fund, the portfolio manager uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund will generally maintain an average dollar-weighted maturity of five to nine years, and an average portfolio duration of four to six years.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with lower rated bonds.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class D) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares*
(Years ended December 31)

Best Quarter: 6.80% – 2nd qtr of 1995	|	Worst Quarter: –2.48% – 2nd qtr of 2004

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns[1]
as of December 31, 2004	1 Year	5 Years	10 Years
Class A shares – Before Taxes[2]	–1.81%	6.05%	6.63%
Class B shares – Before Taxes[2]	–2.49%	6.14%	6.74%
Class C shares – Before Taxes[2,3]	1.49%	6.55%	6.93%
Class D shares – Before Taxes	–1.25%	6.36%	6.84%
Class D shares – After Taxes on Distributions	–2.54%	4.13%	4.51%
Class D shares – After Taxes on Distributions and Sales of Shares[2]	–0.83%	4.10%	4.43%
Class R shares – Before Taxes[2]	2.92%	7.21%	7.26%
Institutional Class shares – Before Taxes[2]	3.47%	7.36%	7.33%
Merrill Lynch Government Master Index[4]	3.42%	7.39%	7.42%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998, reflect the performance of the Fund’s predecessor fund.

2	Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Returns have been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Returns have not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

Class A (introduced May 11, 1998): Performance is based on the predecessor fund.

Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund’s Class X from May 11, 1998, through September 4, 2003.

Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund’s Class D from May 11, 1998, through March 1, 2001, and the Fund’s Class Y from March 1, 2001 through September 4, 2003.

Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998, and the Fund’s Class D from May 11, 1998, through October 1, 2003.

Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998, and the Fund’s Class D from May 11, 1998, through June 29, 2004.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE FIXED INCOME SERIES	| 9

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 SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A	Class B	Class C	Class D	Class R	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Shares	Class Shares
your investment)[1]

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.75%[2]	None	None	4.50%	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class D	Class R	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Shares	Class Shares
Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None	0.40%[7]	None

Other Expenses	0.32%	0.19%	0.19%	0.28%	0.39%	0.19%

Total Annual Fund Operating Expenses	1.07%	1.69%	1.69%	0.78%	1.29%	0.69%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore, Choosing a Share Class: Class A and Class D Shares.

3	A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore, Choosing a Share Class: Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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 SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$579	$799	$1,037	$1,719

Class B shares	$672	$833	$1,118	$1,756

Class C shares	$272	$533	$918	$1,998

Class D shares	$526	$688	$864	$1,373

Class R shares	$131	$409	$708	$1,556

Institutional Class shares	$70	$221	$384	$859

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares:**

	1 Year	3 Years	5 Years	10 Years

Class B shares	$172	$533	$918	$1,756

Class C shares	$172	$533	$918	$1,998

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R, and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE CORE FIXED INCOME SERIES	| 11

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 SECTION 1 GARTMORE MONEY MARKET FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Principal Strategies

The Fund seeks to maintain a fixed net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

•	commercial paper and other fixed-income securities issued by U.S. and foreign corporations
•	asset-backed securities comprised of commercial paper
•	U.S. government securities and U.S. government agency securities
•	obligations of foreign governments
•	commercial paper issued by states and municipalities
•	obligations of U.S. banks, foreign banks and U.S. branches of foreign banks

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund’s money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund’s dollar-weighted average maturity will be 90 days or less.

Because the Fund invests in short-term securities, the portfolio manager generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Principal Risks

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that that income will stay ahead of inflation. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a money market issuer may be unable to pay the interest or principal when due. This risk is more pronounced with lower rated instruments.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain money market instruments will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Share reduction risk – In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

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SECTION 1 GARTMORE MONEY MARKET FUND SUMMARIES AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of an index of similar money market funds. The Fund’s past performance does not guarantee similar results in the future.

Annual Total Returns – Prime Shares*
(Years ended December 31)

Best Quarter: 1.52% – 4th qtr of 2000	|	Worst Quarter: 0.13% – 3rd and 4th qtr of 2003 and 1st and 2nd qtr of 2004

*	These annual total returns reflect performance after expenses are deducted and include the performance of the Fund’s predecessor fund for periods prior to May 11, 1998. All of the Fund’s shares were reclassified as Prime shares on January 4, 1999. Please call 1-800-848-0920 for the Fund’s current 7-day yield.
Average annual total returns[1]
as of December 31, 2004	1 Year	5 Years	10 Years

Prime shares	0.83%	2.37%	6.17%

Service Class shares	0.68%	2.26%	6.14%

Institutional Class shares	0.89%	2.41%	6.18%

iMoneyNet First Tier Retail Index[2]	0.84%	2.52%	4.47%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund. Returns prior to May 11, 1998, include the performance of the Fund’s predecessor fund. Returns between May 11, 1998, and the introduction of the Service Class (January 4, 1999) and the Institutional Class (December 31, 2001) include the performance of the Fund’s Prime shares. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has not been adjusted to reflect different expense levels, which if reflected would have resulted in lower performance for the Service Class.

2	The iMoneyNet First Tier Retail Index is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, other U.S. government securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes, and asset-backed commercial paper.

GARTMORE CORE FIXED INCOME SERIES |	13

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SECTION 1 GARTMORE MONEY MARKET FUND SUMMARIES AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select. There are no sales charges to purchase or sell shares of the Gartmore Money Market Fund.

Annual Fund Operating Expenses	Prime	Service Class		Institutional
(deducted from Fund asssets)	Shares	Shares		Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.40%	0.40%		0.40%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	0.10%	[1]	None

Other Expenses	0.21%	0.29%		0.15%

Total Annual Fund Operating Expenses	0.61%	0.79%		0.55%

Amount of Fee Waiver/Expense Reimbursement[2]	None	0.03%		None

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.61%	0.76%		0.55%

1	Pursuant to the Fund’s Rule 12b-1 Plan, Service Class shares are subject to a maximum fee of 0.15% of the average daily net assets of the Fund’s Service Class shares.

2
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 0.59% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid at a date no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of the Rule 12b-1 fees and administrative service fees were charged, “Total Annual Fund Operating Expenses” could increase to 0.80% for Prime shares before the Adviser would be required to limit the Fund’s expenses.

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SECTION 1 GARTMORE MONEY MARKET FUND SUMMARIES AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Prime shares	$62	$195	$340	$762

Service Class shares	$78	$249	$436	$975

Institutional Class shares	$56	$176	$307	$689

GARTMORE CORE FIXED INCOME SERIES	|	15

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SECTION 1 GARTMORE MORLEY ENHANCED INCOME FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.

Principal Strategies

Under normal conditions, the Fund invests primarily in high-grade corporate bonds, U.S. government securities and U.S. government agency securities. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the portfolio managers attempt to identify securities that, in their opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The portfolio managers may sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Fund is managed so that its duration will not exceed two years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE MORLEY ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table to the right can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Return – Class A Shares*
(Years ended December 31)

Best Quarter: 1.59% - 3rd qtr of 2000  |  Worst Quarter: -0.36% - 2nd qtr of 2004

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]
as of December 31, 2004	1 Year	5 Years	Since Inception (December 29, 1999)

Class A shares – Before Taxes	-3.27%	1.39%	1.39%

Class A shares – After Taxes on Distributions	-3.87%	-0.12%	-0.12%

Class A shares – After Taxes on Distributions and Sale of Shares[2]	-2.12%	0.26%	0.26%

Class R shares – Before Taxes	0.28%	2.11%[3]	2.11%[3]

Institutional Service Class shares – Before Taxes	0.59%	2.30%	2.30%

Institutional Class shares – Before Taxes	0.84%	2.56%	2.56%

Lipper Ultra-Short Bond Fund Index.[4]	1.21%	3.57%	3.57%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2
The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3
Returns before the first offering of Class R shares (10/1/03) are based on the performance of Class A shares. This performance is substantially similar to what Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for Class R have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
The Lipper Ultra-Short Bond Fund Index is an unmanaged index that consists of fixed-income funds with very short durations (between 91 and 365 days), relatively little market price sensitivity to changes in interest rates, and at least 65% of their assets in investment-grade debt instruments. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CORE FIXED INCOME SERIES |	17

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SECTION 1 GARTMORE MORLEY ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	3.75%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)	Class A shares	Class R shares	Institutional Service Class shares	Institutional Class shares

Management Fees (paid to have the Fund’s investments professionally managed.)	0.35%	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.40%[4]	None	None

Other Expenses	0.25%	0.35%	0.15%	0.40%

Total Annual Fund Operating Expenses	0.85%	1.00%	0.40%	0.65%

Amount of Fee Waiver/Expense Reimbursement	0.05%	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[5]	0.80%	1.05%	0.45%	0.70%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Class A Shares.

3
A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

5
The Gartmore Mutual Funds (the “Trust”) and Gartmore Morley Capital Management, Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.45% at least through February 28, 2006, for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.95% for Class A shares and 1.20% for Class R shares of the Fund before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE MORLEY ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$454	$631	$824	$1,380

Class R shares	$107	$345	$601	$1,336

Institutional Service Class shares	$72	$235	$412	$926

Institutional Class shares	$46	$155	$275	$623

*Assumes a CDSC does not apply.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1	GARTMORE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE
(formerly Gartmore Morley Capital Accumulation Fund)

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Principal Strategies

Under normal conditions, the Fund invests primarily in U.S. government securities, U.S. government agency securities, and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the portfolio managers attempt to identify securities that, in their opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The portfolio managers may sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Fund is managed so that its duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

Prior to October 4, 2004, the Fund was invested in a combination of short- and intermediate-term fixed-income securities and wrap contracts issued by financial institutions intended to stabilize the Fund’s NAV. Since that date, the Fund has ceased to use wrap contracts as a temporary defensive measure. For the period between October 4, 2004, and December 6, 2004, the Fund concentrated its investments in short-term fixed-income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund’s share price fluctuates daily.

At its October 1, 2004, meeting, the Board approved a change in the Fund’s benchmark, effective on December 6, 2004, to one which the Board believes more closely approximates the Fund’s new investment approach, portfolio holdings and duration, consistent with a short duration bond fund with a fluctuating share price.

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. Of course, due to the change in the Fund’s investment objective and strategies, the Fund’s past performance does not indicate how it will perform in the future as a short-term bond fund. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Return – Class A Shares* (Years ended December 31)

Best Quarter: 1.46% - 4th qtr of 2000 |	Worst Quarter: 0.09 - 4th qtr of 2004

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown. Please call 1-800-898-0920 for the fund’s 30-day yield.

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  SECTION 1 GARTMORE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	Since inception (February 1, 1999)

Class A shares – Before Taxes	-1.16%	3.37%	3.60%

Class A shares – After Taxes on Distributions	-1.94%	1.78%	1.96%

Class A shares – After Taxes on Distributions and Sale of Shares	-0.76%	1.88%	2.04%

Class C shares – Before Taxes	1.90%	4.00%	4.14%[2]

Service Class shares – Before Taxes	1.79%	3.99%	4.13%[2]

IRA Class shares – Before Taxes	1.85%	3.98%	4.12%

Institutional Class shares – Before Taxes	2.23%	4.40%	4.54%

Lipper Money Market Fund Index[3]	0.78%	2.47%	2.82%

Merrill Lynch 1-3 Year Treasury Index[4]	0.91%	4.93%	4.61%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2
Returns shown prior to the creation of Class A shares (7/16/03) include the performance of the Fund’s IRA Class shares. Excluding the effects of any fee waivers or reimbursements, this performance is substantially similar to what Class A shares would have produced because Class A Shares will invest in the same portfolio of securities as IRA Class shares and have the same expenses after any fee waiver or reimbursements. Class A returns have been restated for the applicable sales charges.

3
Prior to December 6, 2004, the Fund’s benchmark was the Lipper Money Market Fund Index, which generally reflects the return on selected money market mutual funds maintaining a constant price per share.

4
Upon conversion to a short duration bond fund on December 6, 2004, the Fund’s new benchmark became the Merrill Lynch 1-3 Year Treasury Index, which is an unmanaged index comprised of U.S. Treasury securities with maturities ranging from one to three years, which are guaranteed as to the timely payment of principal and interest by the U.S. government. If sales charges and expenses were deducted, returns would be lower.

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  SECTION 1 GARTMORE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A shares	Class C shares	Service Class shares	Institutional Class shares	IRA Class shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	0.75%[8]	None	None	None

Redemption/Exchange Fee (as a percentage of original purchase price or sale proceeds, as applicable)[4]	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A shares	Class C shares	Service Class shares	Institutional Class shares	IRA Class shares

Management Fees (paid to have the Fund’s investments professionally managed)[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.75%	0.25%	None	0.25%

Other Expenses	0.17%	0.17%	0.34%	0.17%	0.21%

Total Annual Fund Operating Expenses	0.67%	1.17%	0.84%	0.42%	0.71%

Amount of Fee Waiver/Expense Reimbursement	None	None	None	None	None

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[6,7]	0.67%	1.17%	0.84%	0.42%	0.71%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Class A Shares.

3	A contingent deferred sales charge (CDSC) of up to 0.35% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	During the period from October 4, 2004, until December 6, 2004, no redemption fee was charged. Effective December 6, 2004, a redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund Shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in omnibus accounts or retirement plans that cannot implement the fee.

5	Gartmore Morley Capital Management, Inc. (the “Adviser”) is currently waiving 0.10% of its management fee. It may discontinue doing so to the extent permitted by the Fund’s expense limitation agreement as described below.

6	The Gartmore Mutual Funds (the “Trust”) and the Adviser have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, short sale dividend expenses, Rule 12b-1 fees and administrative service fees) from exceeding 0.55% for all share classes at least through February 28, 2006. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid at a date no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses” could increase to 0.92% for Class A, Service Class and IRA Class shares of the Fund before the Adviser would be required to limit the Fund’s expenses.

7	The expense information has been restated to reflect the current fees, which are lower due to the elimination of the wrap contracts’ costs.

8	A CDSC of 0.75% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

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  SECTION 1 GARTMORE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). No redemption fee is included because redemption fees will be waived during the Interim Period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$366	$508	$662	$1,109

Class C shares	$416	$660	$924	$1,678

Service Class shares	$86	$268	$466	$1,037

Institutional Class shares	$43	$135	$235	$530

*Assumes a CDSC does not apply.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.

Principal Strategies

The Fund typically invests at least 80% of its net assets in investment grade fixed-income securities that qualify as municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Fund’s management seeks value.

A security may be sold to take advantage of more favorable opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a municipal issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Tax risk – a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares* (Years ended December 31)

Best Quarter: 8.10% - 1st qtr of 1995 |	Worst Quarter: -7.20 - 1st qtr of 1994

*
These annual total returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns[1]
as of December 31, 2004	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	–0.77%	5.42%	5.75%

Class B shares – Before Taxes[2]	–1.69%	5.47%	5.83%

Class C shares – Before Taxes[2,3]	2.31%	5.85%	6.00%

Class D shares – Before Taxes	–0.25%	5.77%	5.96%

Class D shares – After Taxes on Distributions	–0.25%	5.77%	5.94%

Class D shares – After Taxes on Distributions and Sales of Shares	1.31%	5.64%	5.84%

Lehman Brothers Municipal Bond Index[4]	4.48%	7.20%	7.06%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998, reflect the performance of the Fund’s predecessor fund.

2	Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted above. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

Class A (introduced May 11, 1998): Performance is based on the predecessor fund.
Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, and the Fund’s Class X from May 11, 1998, through September 4, 2003.
Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund’s Class D from May 11, 1998, through March 1, 2001, and the Fund’s Class Y from March 1, 2001, through September 4, 2003.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds that gives a broad look at how the prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class D Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.75%[2]	None	None	4.50%[2]

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None

Other Expenses	0.18%	0.18%	0.18%	0.18%

Total Annual Fund Operating Expenses	0.93%	1.68%	1.68%	0.68%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Class A and Class D Shares.

3	A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$565	$757	$965	$1,564

Class B shares	$671	$830	$1,113	$1,694

Class C shares	$271	$530	$913	$1,987

Class D shares	$516	$658	$812	$1,258

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$171	$530	$913	$1,694

Class C shares	$171	$530	$913	$1,987

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information about Investments,
Investment Techniques and Risks

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. Junk bonds are generally more exposed to credit risk than are investment grade securities.

Event risk – the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

U.S. government securities and U.S. government agency securities – U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. Government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates
•	the Federal Home Loan Banks
•	the Federal National Mortgage Association (“FNMA”)
•	the Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (“FHLMC”)
•	the Federal Farm Credit Banks

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Mortgage-backed securities – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-backed securities – Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

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SECTION 2 FUND DETAILS (con’t.)

Junk bonds and other lower rated securities – Investment in junk bonds and other lower rated or high yield securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Therefore, Funds that invest in junk bonds are subject to these risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments
•	greater risk of loss due to default or declining credit quality
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
•	negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Foreign securities risk – Foreign securities in which the Funds may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability
•	the impact of currency exchange rate fluctuations
•	reduced information about issuers
•	higher transaction costs
•	less stringent regulatory and accounting standards
•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Repurchase agreements – When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back as a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Derivatives – a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations
•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets
•	the Fund may suffer disproportionately heavy losses relative to the amount invested
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Zero coupon bonds – These securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

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SECTION 2 FUND DETAILS (con’t.)

Floating and variable rate securities – These securities do not have fixed interest rates. Instead, the rates change over time. Floating rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable rate securities have interest rates that change at preset times based on the specific measure. Some floating and variable rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date.

Like other fixed income securities, floating and variable rate securities are subject to interest rate risk. Securities that are callable are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the proceeds may be required to invest in lower yielding securities that reduce a Fund’s income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

Securities lending – Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Portfolio turnover – Each of the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

Temporary investments – each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	prime quality commercial paper
•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Advisers

Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund and Gartmore Money Market Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Morley Capital Management, Inc. (“GMCM”) (formerly, Morley Capital Management, Inc.), located at 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, is the investment adviser for the Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund and is responsible for managing the Funds’ investments and supervising the Funds’ daily business affairs. GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. The firm focuses its investment management business on providing fixed income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts.

GMCM is a wholly owned subsidiary of Gartmore Morley Financial Services, Inc. (“GMFS”). GMFS, an Oregon corporation, is a wholly owned subsidiary of Gartmore Global Investments, Inc.

Both advisers are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays its investment adviser a management fee based on the Fund’s average daily net assets. The total management fees paid by each Fund for the fiscal year ended October 31, 2004, expressed as a percentage of a Fund’s average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund	0.50%

Gartmore Tax-Free Income Fund	0.50%

Gartmore Government Bond Fund	0.50%

Gartmore Short Duration Bond Fund	0.25%

Gartmore Morley Enhanced Income Fund	0.35%

Gartmore Money Market Fund	0.40%

Effective December 27, 2004, the contractual management fee for the Gartmore Short Duration Bond Fund was changed to the following:

Assets	Fee

$0 up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

More than $10 billion	0.275%

Portfolio Management

Gartmore Bond Fund

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Gartmore Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Davis joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1998 as a senior portfolio manager and is currently a director. He manages and co-manages with Ms. Brown, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, he was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, she was with the Ohio Bureau of Workers’ Compensation.

Gartmore Government Bond Fund

Gary R. Hunt, CFA, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. He joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

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SECTION 3 FUND MANAGEMENT (con’t.)

Gartmore Money Market Fund

Patricia Mynster is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Ms. Mynster joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1969 and now serves as Director of Securities Investments. Ms. Mynster has managed the Gartmore Money Market Fund and its predecessor since July 1997, and has managed short-term investments for Nationwide since 1977.

Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund

A team of portfolio managers from Gartmore Morley Capital Management is responsible for the day-to-day management of the Funds.

Gartmore Tax-Free Income Fund

Alpha Benson is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Ms. Benson joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1977 as a financial analyst and now serves as Director of Municipal Securities. She has managed the Gartmore Tax-Free Income Fund and its predecessor since its inception in March 1986.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you,
•	how long you expect to own your shares,
•	how much you intend to invest,
•	total costs and expenses associated with a particular share class, and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A and
Class D Shares

Front-end sales charge up to 4.75% for Class A shares and 4.50% for Class D shares.	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class Ccharges which means higher dividends and/or NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00% (0.75% for Gartmore Short Duration Bond Fund)
No reduction of CDSC, but waivers may be available. The CDSC declines 1% in most years to zero after six years. Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid. Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future. Maximum investment amount of $100,000. Larger investments may be rejected

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00% (0.75% for Gartmore Short Duration Bond Fund)
No reduction of CDSC, but waivers may be available.
The contingent deferred sales charge declines to zero after one year. Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
A CDSC of up to 0.75% for Government Bond, Bond and Tax-Free Income; 0.50% for Morley Enhanced Income; 0.35% for Short Duration will be charged on Class A shares redeemed within 18 months of purchase (or two years in the case of Short Duration) if you paid no sales charge on the original purchase and for which a finder’s fee was paid. The CDSC covers any finder’s fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Class D Shares

Class D shares are available to the following:

•
Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity

•	Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-end Sales Charges for Class A Shares for Gartmore Bond Fund,
Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.75	4.99%	4.00%

$50,000 to $99,999	4.50	4.71	3.75

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

 Gartmore Morley Enhanced Income Fund

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	3.75%	3.90%	3.00%

$50,000 to $99,999	3.00	3.09	2.25

$100,000 to $249,999	2.25	2.30	1.75

$250,000 to $499,999	1.75	1.78	1.50

$500,000 to $999,999	1.50	1.52	1.25

$1 million or more	None	None	None*

 Gartmore Short Duration Bond Fund

	Sales Charge as a percentage of			Dealer
		Net Amount		Commission as
	Offering	Invested		Percentage of
Amount of Purchase	Price	(approximately)		Offering Price

Less than $100,000	2.25%	2.30%	%	2.00%

$100,000 to $499,999	1.75	1.78%		1.50

$500,000 to $999,999	1.50	1.52%		1.25

$1 million or more	None	None		None*

 Front-end Sales Charges for Class D Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to $99,999	4.00	4.17	3.50

$100,000 to $249,999	3.00	3.09	2.50

$250,000 to $499,999	2.50	2.56	1.75

$500,000 to $999,999	2.00	2.04	1.25

$1 million to $24,999,999	0.50	0.50	0.50

$25 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A and Class D Shares without a Sales Charge” below.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges” and “Waiver of Class A and Class D Sales Charges” below and “Reduction of Class A and Class D Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days.

You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)
•	any person who pays for shares with proceeds from one of the following sales:
• sales of non-Gartmore Fund shares
• sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead
•	retirement plans. (Class A shares only)
•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.
•	Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

Amount of CDSC on Gartmore Short Duration Bond Fund if redeemed within 24 months of initial purchase	0.35%	0.25%	0.15%

Amount of CDSC on Gartmore Morley Enhanced Income Fund if redeemed within 18 months of initial purchase	0.50%	0.25%	0.15%

Amount of CDSC on other Funds	0.75%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•	the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 701/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B Shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,
•	457 plans,
•	403(b) plans,
•	profit sharing and money purchase pension plans,
•	defined benefit plans,
•	non-qualified deferred compensation plans, and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,
•	institutional non-retirement accounts,
•	traditional and Roth IRAs,
•	Coverdell Education Savings Accounts,
•	SEPs and SAR-SEPs,
•	SIMPLE IRAs,
•	one-person Keogh plans,
•	individual 403(b) plans, or
•	529 Plan accounts.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,
•	the total expenses of the share class, and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Fund(s);
•	institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares (and Service Class shares of the Money Market Fund) pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00%* (0.25% service fee)

Class C shares	1.00%* (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class (Money Market Fund only)	0.15% (distribution or service fee)
*	0.75% for Short Duration Bond Fund only

Administrative Service Fees

Class A, Class R , Institutional Service Class, Service Class, IRA Class and Money Market Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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 SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class D, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares (Be sure to specify the class of shares you wish to purchase)	How to Exchange* or Sell** Shares
*(Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.)
**(A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.)

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors. A check made payable to the shareholder of record will be mailed to the address of record. The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)	By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.	• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Your bank may charge a fee to wire funds.	• Gartmore deducts a $20 service fee from the sale proceeds for this service.
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

Automated Clearing House is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).

The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Minimum Investments
Minimum Investments Class A, Class B, Class C and Class D Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments Institutional Class Shares

To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances – Class A, Class D, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•	If the value of your account (Class A, Class D, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•	The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted, or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

EXCESSIVE TRADING	Restrictions on Transactions

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:	The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

• Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
• disrupt portfolio management strategies,

• increase brokerage and other transaction costs, and	• Reject transactions that violate a Fund’s excessive trading policies or its exchange limits
• negatively affect fund performance.
The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.
In general:

• An exchange equaling 1% or more of a Fund’s NAV may be rejected and

• Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place. See Section 4, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.
The Funds' Board of Trustee has adopted and implemented the following policies and procedures to delect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, Class C and Class D shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange / Redemption Fee	Minimum Holding Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•	shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•
any taxable dividends (other than qualified dividend income received by individuals), as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund(s) (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Gartmore Tax-Free Income Fund

Most distributions from the Tax-Free Income Fund will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Any taxable distributions will be reported on Form 1099. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state’s personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that exempt-interest dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund. Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. Because the Gartmore Money Market Fund expects to maintain a stable $1 share price, investors in this Fund should not have any gain or loss on sale of Fund shares. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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SECTION 5 DISTRIBUTIONS AND TAXES (con’t.)

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

GARTMORE CORE FIXED INCOME SERIES |	49

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SECTION 6 GARTMORE BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities					Distributions				Ratio/ Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Expenses (Prior to Reimburse- -ments to Average net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A shares
Year ended October 31, 2000	$9.07	0.57	(0.32)	0.25	(0.57)	(0.57)	$8.75	2.87%	$3,458	1.05%	6.42%	(k)	(k)	72.80%
Year ended October 31, 2001	$8.75	0.52	0.84	1.36	(0.53)	(0.53)	$9.58	16.01%	$4,775	1.14%	5.71%	(k)	(k)	42.47%
Year ended October 31, 2002	$9.58	0.50	(0.15)	0.35	(0.50)	(0.50)	$9.43	3.84%	$7,551	1.06%	5.34%	(k)	(k)	27.66%
Year ended October 31, 2003	$9.43	0.46	0.24	0.70	(0.46)	(0.46)	$9.67	7.55%	$10,128	1.08%	4.74%	(k)	(k)	17.73%
Year ended October 31, 2004	$9.67	0.43	0.08	0.51	(0.43)	(0.43)	$9.75	5.37%	$10,669	1.04%	4.38%	(k)	(k)	17.20%

Class B shares
Period ended October 31, 2003(d)	$9.49	0.06	0.18	0.24	(0.06)	(0.06)	$9.67	2.50%(i)	$24	1.83%(j)	3.62%(j)	(k)	(k)	17.73%
Year ended October 31, 2004	$9.67	0.36	0.08	0.44	(0.36)	(0.36)	$9.75	4.66%	$102	1.72%	3.64%	(k)	(k)	17.20%

Class C shares
Period ended October 31, 2003(d)	$9.50	0.06	0.18	0.24	(0.06)	(0.06)	$9.68	2.49%(i)	$9	1.87%(j)	3.60%(j)	(k)	(k)	17.73%
Year ended October 31, 2004	$9.68	0.36	0.08	0.44	(0.36)	(0.36)	$9.76	4.63%	$182	1.72%	3.48%	(k)	(k)	17.20

Class D shares
Year ended October 31, 2000	$9.09	0.59	(0.33)	0.26	(0.59)	(0.59)	$8.76	2.97%	$108,413	0.83%	6.62%	(k)	(k)	72.80%
Year ended October 31, 2001	$8.76	0.54	0.84	1.38	(0.55)	(0.55)	$9.59	16.23%	$132,034	0.92%	5.94%	(k)	(k)	42.47%
Year ended October 31, 2002	$9.59	0.52	(0.15)	0.37	(0.52)	(0.52)	$9.44	4.07%	$136,049	0.83%	5.58%	(k)	(k)	27.66%
Year ended October 31, 2003	$9.44	0.49	0.24	0.73	(0.49)	(0.49)	$9.68	7.81%	$127,591	0.82%	5.00%	(k)	(k)	17.73%
Year ended October 31, 2004	$9.68	0.45	0.09	0.54	(0.45)	(0.45)	$9.77	5.75%	$112,631	0.78%	4.64%	(k)	(k)	17.20%

Class R shares
Period ended October 31, 2003(e)	$9.80	0.03	(0.12)	(0.09)	(0.09)	(0.09)	$9.68	(0.92%)(i)	$1	1.85%(j)	3.48%(j)	1.95%	3.38%	17.73%
Year ended October 31, 2004	$9.68	0.39	0.09	0.48	(0.39)	(0.39)	$9.77	5.06%	$1	1.37%	3.99%	(k)	(k)	17.20%

Institutional shares
Period ended October 31, 2004(h)	$9.50	0.15	0.26	0.41	(0.15)	(0.15)	$9.76	4.32%(i)	$260	0.73%	4.51%(j)	(k)	(k)	17.20%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from September 4, 2003 (commencement of operations) through October 31, 2003.
(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	Effective September 1, 2003, Class B and Class C were renamed Class X and Class Y shares, respectively.
(g)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(i)	Not annualized.
(j)	Annualized.
(k)	There were no fee reductions during the period.

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SECTION 6 GARTMORE GOVERNMENT BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions				Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Investment Income (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A shares
Year ended October 31, 2000	$9.89	0.57	0.13	0.70	(0.57)	(0.02)	(0.59)	$10.00	7.40%	$54,796	0.99%	5.84%	1.05%	5.78%	107.86%
Year ended October 31, 2001	$10.00	0.53	0.95	1.48	(0.53)	–	(0.53)	$10.95	15.21%	$57,336	0.99%	5.12%	1.20%	4.91%	159.68%
Year ended October 31, 2002	$10.95	0.45	0.20	0.65	(0.45)	(0.20)	(0.65)	$10.95	6.42%	$55,510	1.07%	4.28%	1.11%	4.24%	99.42%
Year ended October 31, 2003	$10.95	0.41	(0.16)	0.25	(0.40)	(0.19)	(0.59)	$10.61	2.29%	$56,589	1.10%	3.76%	(k)	(k)	106.65%
Year ended October 31, 2004	$10.61	0.35	0.03	0.38	(0.36)	(0.26)	(0.62)	$10.37	3.68%	$55,481	1.07%	3.37%	(k)	(k)	110.72%

Class B shares
Period ended October 31, 2003(d)	$10.48	0.06	0.12	0.18	(0.05)	–	(0.05)	$10.61	1.73%(i)	$1	1.80%(j)	3.52%(j)	(k)	(k)	106.65%
Year ended October 31, 2004	$10.61	0.28	0.03	0.31	(0.29)	(0.26)	(0.55)	$10.37	3.04%	$170	1.69%	2.75%	(k)	(k)	110.72%

Class C shares
Period ended October 31, 2003(d)	$10.48	0.06	0.12	0.18	(0.05)	–	(0.05)	$10.61	1.73%(i)	$65	1.76%	4.11%	(k)	(k)	106.65%
Year ended October 31, 2004	$10.61	0.28	0.03	0.31	(0.29)	(0.26)	(0.55)	$10.37	3.03%	$296	1.69%	2.75%	(k)	(k)	110.72%

Class D shares
Year ended October 31, 2000	$9.89	0.59	0.14	0.73	(0.59)	(0.02)	(0.61)	$10.01	7.73%	$55,812	0.78%	6.03%	0.78%	6.03%	107.86%
Year ended October 31, 2001	$10.01	0.55	0.95	1.50	(0.55)	–	(0.55)	$10.96	15.43%	$124,117	0.79%	5.24%	0.90%	5.13%	159.68%
Year ended October 31, 2002	$10.96	0.48	0.19	0.67	(0.48)	(0.20)	(0.68)	$10.95	6.61%	$174,637	0.81%	4.52%	0.81%	4.52%	99.42%
Year ended October 31, 2003	$10.95	0.44	(0.15)	0.29	(0.43)	(0.19)	(0.62)	$10.62	2.67%	$154,556	0.82%	4.03%	(k)	(k)	106.65%
Year ended October 31, 2004	$10.62	0.38	0.02	0.40	(0.39)	(0.26)	(0.65)	$10.37	3.87%	$121,325	0.78%	3.66%	(k)	(k)	110.72%

Class R shares
Period ended October 31, 2003(e)	$10.77	0.04	(0.16)	(0.12)	(0.03)	–	(0.03)	$10.62	(1.12%)(i)	$1	1.48%(j)	4.13%(j)	1.58%(j)	4.03%(j)	106.65%
Year ended October 31, 2004	$10.62	0.32	0.03	0.35	(0.33)	(0.26)	(0.59)	$10.38	3.41%	$1	1.37%	3.12%	(k)	(k)	110.72%

Institutional shares
Period ended October 31, 2004(h)	$10.11	0.12	0.28	0.40	(0.13)	–	(0.13)	$10.38	4.00%(i)	$14	0.69%(j)	3.66%(j)	(k)	(k)	110.72%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from September 4, 2003 (commencement of operations) through October 31, 2003.
(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.
(g)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(i)	Not annualized.
(j)	Annualized.
(k)	There were no fee reductions during the period.

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SECTION 6 GARTMORE MONEY MARKET FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions				Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Net Invest- ment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio Expenses (Prior to Reimbur- sements) to Average Net Assets (a)	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets (a)

Institutional Class shares
Period ended October 31, 2002(b)	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	1.12%(d)	$8,606	0.59%(e)	1.25%(e)	(c)	(c)
Year ended October 31, 2003	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.77%	$1,214,406	0.56%	0.73%	(c)	(c)
Year ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.73%	$1,219,343	0.54%	0.73%	(c)	(c)

Service Class shares
Year ended October 31, 2000	$1.00	0.06	0.06	(0.06)	(0.06)	$1.00	5.64%	$256,221	0.75%	5.68%	0.86%	5.57%
Year ended October 31, 2001	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.15%	$440.874	0.75%	3.35%	0.91%	3.69%
Year ended October 31, 2002	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	1.11%	$627,365	0.80%	1.09%	0.96%	0.93%
Year ended October 31, 2003	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.59%	$8,473	0.75%	0.89%	0.92%	0.72%
Year ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.52%	$5,952	0.75%	0.51%	0.78%	0.48%

Prime shares
Year ended October 31, 2000	$1.00	0.06	0.06	(0.06)	(0.06)	$1.00	5.74%	$1,241,194	0.65%	5.58%	0.65%	5.58%
Year ended October 31, 2001	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.22%	$1,385,774	0.68%	4.10%	(c)	(c)
Year ended October 31, 2002	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	1.23%	$1,177,541	0.70%	1.22%	(c)	(c)
Year ended October 31, 2003	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.69%	$470,771	0.64%	0.73%	(c)	(c)
Year ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.67%	$395,038	0.60%	0.66%	(c)	(c)

(a)	During the period certain fees were waived and/or reimbursed. Is such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	For the period from December 13, 2001 (commencement of operations) through October 31, 2002.
(c)	There were no fee reductions in this period.
(d)	Not annualized.
(e)	Annualized.

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SECTION 6 GARTMORE MORLEY ENHANCED INCOME FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) onInvestments	Total From Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Net Investment Income (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class A shares
Period ended	$10.00	0.48	(0.10)	0.38	(0.48)	(0.48)	$9.90	3.86%(f)	$368	0.90%(g)	5.90%(g)	2.63%(g)	4.17%(g)	4.42%
October 31, 2000(d)
Year ended October 31, 2001	$9.90	0.52	(0.20)	0.32	(0.52)	(0.52)	$9.70	3.26%	$629	0.90%	5.18%	1.51%	4.57%	46.50%
Year ended October 31, 2002	$9.70	0.41	(0.26)	0.15	(0.41)	(0.41)	$9.44	1.60%	$1,691	0.79%	4.28%	0.95%	4.12%	32.97%
Year ended October 31, 2003	$9.44	0.30	(0.18)	0.12	(0.30)	(0.30)	$9.26	1.31%	$2,404	0.78%	3.11%	0.88%	3.01%	29.97%
Year ended October 31, 2004	$9.26	0.16	(0.09)	0.07	(0.17)	(0.17)	$9.16	0.73%	$1,575	0.80%	1.74%	0.85%	1.69%	51.59%

Class R shares
Period ended	$9.30	0.02	(0.03)	(0.01)	(0.02)	(0.02)	$9.27	(0.13%)(f)	$1	1.05%(g)	2.01%(g)	1.15%(g)	1.91%(g)	29.97%
October 31, 2003(e)
Year ended October 31, 2004	$9.27	0.13	(0.09)	0.04	(0.14)	(0.14)	$9.17	0.48%	$1	1.00%	1.49%	1.00%	1.49%	51.59%

Institutional Class shares
Period ended	$10.00	0.51	(0.11)	0.40	(0.51)	(0.51)	$9.89	4.16%(f)	$497	0.45%(g)	6.44%(g)	2.13%(g)	4.76%(g)	4.42%
October 31, 2000(d)
Year ended October 31, 2001	$9.89	0.56	(0.19)	0.37	(0.56)	(0.56)	$9.70	3.83%	$10,144	0.45%	5.39%	0.98%	4.86%	46.50%
Year ended October 31, 2002	$9.70	0.45	(0.26)	0.19	(0.45)	(0.45)	$9.44	1.96%	$57,703	0.45%	4.57%	0.64%	4.38%	32.97%
Year ended October 31, 2003	$9.44	0.33	(0.18)	0.15	(0.33)	(0.33)	$9.26	1.64%	$155,704	0.45%	3.40%	0.55%	3.30%	29.97%
Year ended October 31, 2004	$9.26	0.19	(0.08)	0.11	(0.20)	(0.20)	$9.17	1.07%	$299,898	0.45%	2.05%	0.50%	2.00%	51.59%

Institutional
Service Class shares
Period ended	$10.00	0.49	(0.10)	0.39	(0.49)	(0.49)	$9.90	4.02%(f)	$11,614	0.70%(g)	5.96%(g)	1.73%(g)	4.93%(g)	4.42%
October 31, 2000(d)
Year ended October 31, 2001	$9.90	0.54	(0.19)	0.35	(0.54)	(0.54)	$9.71	3.57%	$11,593	0.70%	5.45%	1.44%	4.71%	46.50%
Year ended October 31, 2002	$9.71	0.42	(0.27)	0.15	(0.42)	(0.42)	$9.44	1.60%	$10,093	0.70%	4.41%	0.90%	4.21%	32.97%
Year ended October 31, 2003	$9.44	0.31	(0.17)	0.14	(0.31)	(0.31)	$9.27	1.50%	$9,256	0.70%	3.25%	0.80%	3.15%	29.97%
Year ended October 31, 2004	$9.27	0.17	(0.09)	0.08	(0.18)	(0.18)	$9.17	0.82%	$7,476	0.70%	1.84%	0.75%	1.79%	51.59%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.

GARTMORE CORE FIXED INCOME SERIES |	53

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SECTION 6 GARTMORE SHORT DURATION BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions						Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions	Reverse stock split	Capital contributions from Adviser	Net Asset Value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimbursements) to average net assets (b)	Ratio of net investment income (loss) (prior to reimbursements) to average net assets (b)	Portfolio turnover (c)

Class A shares
Period ended	$10.00	0.08	—	0.08	(0.08)	—	(0.08)	—	—	$10.00	0.76%(e)	$ 42	0.95%(f)	2.68%(f)	1.05%(f)	2.58%(f)	16.61%
October 31, 2003(d)
Year ended October 31, 2004	$10.00	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	0.01(h)	0.07	$10.00	2.35%(i)	$ 1,585	0.86%	2.08%	0.96%	1.98%	129.96%

Institutional Class shares
Year ended October 31, 2000	$10.00	0.57	0.01	0.58	(0.58)	—	(0.58)	—	—	$10.00	5.93%	$ 8,973	0.55%	5.85%	1.47%	4.93%	28.30%
Year ended October 31, 2001	$10.00	0.59	—	0.59	(0.59)	—	(0.59)	—	—	$10.00	6.06%	$ 15,531	0.55%	5.83%	0.83%	5.55%	59.67%
Year ended October 31, 2002	$10.00	0.47	—	0.47	(0.47)	(0.04)	(0.51)	0.04(g)	—	$10.00	4.84%	$ 19,239	0.57%	4.73%	0.71%	4.69%	37.37%
Year ended October 31, 2003	$10.00	0.34	—	0.34	(0.34)	—	(0.34)	—	—	$10.00	3.41%	$ 47,491	0.60%	3.40%	0.70%	3.30%	16.61%
Year ended October 31, 2004	$10.00	0.27	(0.07)	0.20	(0.27)	(0.01)	(0.28)	0.01(h)	0.07	$10.00	2.69%(j)	$ 72,996	0.54%	2.63%	0.64%	2.53%	129.96%

IRA Class shares
Year ended October 31, 2000	$10.00	0.53	0.01	0.54	(0.54)	—	(0.54)	—	—	$10.00	5.51%	$ 1,867	0.95%	5.38%	1.81%	4.52%	28.30%
Year ended October 31, 2001	$10.00	0.55	—	0.55	(0.55)	—	(0.55)	—	—	$10.00	5.64%	$ 2,073	0.95%	5.46%	1.19%	5.22%	59.67%
Year ended October 31, 2002	$10.00	0.43	—	0.43	(0.43)	(0.04)	(0.47)	0.04(g)	—	$10.00	4.41%	$ 38,001	1.01%	4.00%	1.11%	4.00%	37.37%
Year ended October 31, 2003	$10.00	0.29	0.01	0.30	(0.30)	—	(0.30)	—	—	$10.00	2.99%	$413,934	1.01%	2.90%	1.11%	2.80%	16.61%
Year ended October 31, 2004	$10.00	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	0.01(h)	0.07	$10.00	2.30%(k)	$369,014	0.91%	2.29%	1.01%	2.19%	129.96%

Service Class shares
Year ended October 31, 2000	$10.00	0.53	0.01	0.54	(0.54)	—	(0.54)	—	—	$10.00	5.52%	$ 8,820	0.95%	5.51%	1.80%	4.66%	28.30%
Year ended October 31, 2001	$10.00	0.55	—	0.55	(0.55)	—	(0.55)	—	—	$10.00	5.64%	$ 24,871	0.95%	5.45%	1.23%	5.17%	59.67%
Year ended October 31, 2002	$10.00	0.44	—	0.44	(0.44)	(0.04)	(0.48)	0.04(g)	—	$10.00	4.44%	$ 84,679	0.96%	4.23%	1.08%	4.21%	37.37%
Year ended October 31, 2003	$10.00	0.30	—	0.30	(0.30)	—	(0.30)	—	—	$10.00	3.05%	$196,569	0.95%	3.06%	1.05%	2.96%	16.61%
Year ended October 31, 2004	$10.00	0.22	(0.07)	0.15	(0.22)	(0.01)	(0.23)	0.01(h)	0.07	$10.00	2.26%(l)	$263,900	0.97%	2.20%	1.07%	2.10%	129.96%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from July 16, 2003 (commencement of operations) through October 31, 2003.
(e)	Not annualized.
(f)	Annualized.
(g)	Per share numbers prior to December 31, 2001 have been adjusted to reflect a 1.003633 for 1 reverse stock split.
(h)	Per share numbers prior to April 16, 2004 have been adjusted to reflect a 1.00620 for 1 reverse stock split.
(i)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.63%. See footnote 3(i).
(j)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.97%. See footnote 3(i).
(k)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.58%. See footnote 3(i).
(l)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.54%. See footnote 3(i).

54	l GARTMORE CORE FIXED INCOME SERIES

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SECTION 6 GARTMORE TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/SupplementalData

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Income	Net Investment Activities	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Ratio of Investment Income (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)
Class A shares
Year ended October 31, 2000	$9.79	0.50	0.25	0.75	(0.50)	(0.50)	$10.04	7.90%	$3,792	0.94%	5.09%	(i)	(i)	7.08%
Year ended October 31, 2001	$10.04	0.46	0.49	0.95	(0.48)	(0.48)	$10.51	9.70%	$5,837	1.00%	4.56%	(i)	(i)	7.29%
Year ended October 31, 2002	$10.51	0.47	—	0.47	(0.47)	(0.47)	$10.51	4.57%	$7,586	0.99%	4.48%	(i)	(i)	27.77%
Year ended October 31, 2003	$10.51	0.44	(0.02)	0.42	(0.44)	(0.44)	$10.49	4.09%	$7,580	0.98%	4.20%	(i)	(i)	16.91%
Year ended October 31, 2004	$10.49	0.43	0.18	0.61	(0.43)	(0.43)	$10.67	5.97%	$9,599	0.93%	4.10%	(i)	(i)	0.00%

Class B shares
Period ended October 31, 2003(d)	$10.28	0.06	0.20	0.26	(0.06)	(0.06)	$10.48	2.48%(g)	$41	1.72%(h)	3.54%(h)	(i)	(i)	16.91%
Year ended October 31, 2004	$10.48	0.35	0.19	0.54	(0.35)	(0.35)	$10.67	5.28%	$370	1.68%	3.36%	(i)	(i)	0.00%

Class C shares
Period ended October 31, 2003(d)	$10.27	0.06	0.20	0.26	(0.06)	(0.06)	$10.47	2.48%(g)	$1	1.72%(h)	3.65%(h)	(i)	(i)	16.91%
Year ended October 31, 2004	$10.47	0.36	0.17	0.53	(0.36)	(0.36)	$10.64	5.12%	$984	1.66%	3.32%	(i)	(i)	0.00%

Class D shares
Year ended October 31, 2000	$9.78	0.53	0.25	0.78	(0.53)	(0.53)	$10.03	8.18%	$204,337	0.70%	5.35%	0.70%	5.35%	7.08%
Year ended October 31, 2001	$10.03	0.49	0.49	0.98	(0.51)	(0.51)	$10.50	9.99%	$202,942	0.75%	4.82%	(i)	(i)	7.29%
Year ended October 31, 2002	$10.50	0.49	0.01	0.50	(0.49)	(0.49)	$10.51	4.94%	$195,601	0.73%	4.74%	(i)	(i)	27.77%
Year ended October 31, 2003	$10.51	0.47	(0.02)	0.45	(0.47)	(0.47)	$10.49	4.36%	$184,774	0.72%	4.47%	(i)	(i)	16.91%
Year ended October 31, 2004	$10.49	0.46	0.18	0.64	(0.46)	(0.46)	$10.67	6.23%	$174,451	0.68%	4.35%	(i)	(i)	0.00%

(a)	Excludes sales charge.	(e)	Effective September 1, 2003, Class B and Class C were renamed renamed
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.		Class X and Class Y shares, respectively.
		(f)	For the period from March 1, 2001 (commencement of operations) through
October 31, 2001.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.	(g)	Not annualized.
		(h)	Annualized.
(d)	For the period from September 4, 2003 (commencement of operations) through	(i)	There were no fee reductions during the period.
October 31, 2003.

GARTMORE CORE FIXED INCOME SERIES |	55

Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents – which may be obtained free of charge – contain additional information about the Fund:

•	Statement of Additional Information (incorporated by reference into this Prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,

•	by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved. PR-CFX 2/05

Core Fixed Income Series

Class X and Class Y Shares

Gartmore

Fund Prospectus

Gartmore Funds | February 28, 2005

www.gartmorefunds.com

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Core Fixed Income Series Fixed-income funds featuring broad market portfolios designed to form the foundation of an asset allocation program.

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Fund	Class	Ticker

Gartmore Bond Fund	Class X	GBXDX

Gartmore Bond Fund	Class Y	GBDYX

Gartmore Government Bond Fund	Class X	GGXYX

Gartmore Government Bond Fund	Class Y	GGVYX

Gartmore Tax-Free Income Fund	Class X	GXTFX

Gartmore Tax-Free Income Fund	Class Y	GTFYX

4	Section 1 – Fund Summaries and Performance

Gartmore Bond Fund

Gartmore Government Bond Fund

Gartmore Tax-Free Income Fund

13	Section 2 – Fund Details

Additional Information about Investments, Investment Techniques, and Risks

16	Section 3 – Fund Management

Investment Adviser

Portfolio Management

17	Section 4 – Investing with Gartmore

Choosing a Share Class

Sales Charges and Fees

Contacting Gartmore Funds

Buying Shares

Exchanging Shares

Customer Identification Information

Selling Shares

Excessive Trading

Exchange and Redemption Fees

27	Section 5 – Distributions and Taxes

Distributions and Capital Gains

Selling and Exchanging Shares

Other Tax Jurisdictions

Tax Status for Retirement Plans and

Other Tax-Deferred Accounts

Backup Withholding

28	Section 6 – Financial Highlights

GARTMORE CORE FIXED INCOME SERIES          1

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Core Fixed Income Series

Introduction to the Core Fixed Income Series

This prospectus provides information about three Funds:

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Tax-Free Income Fund

These Funds are primarily intended:

•	To help investors to seek current income through investments in various government, corporate and short-term debt securities.

The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note about Share Classes

Each of Gartmore Bond Fund and Gartmore Government Bond Fund offers eight share classes – Class A, Class B, Class C, Class D, Class R and Institutional Class (all of which are offered in another prospectus) and Class X and Class Y (which are offered in this prospectus). Gartmore Tax-Free Income Fund offers six share classes – Class A, Class B, Class C and Class D (all of which are offered in another prospectus) and Class X and Class Y (which are offered in this prospectus). Before September 1, 2003, Class X and Class Y shares were designated as Class B and Class C shares, respectively.

Class X and Class Y shares are not available to new investors. Shareholders who currently own Class X and Class Y shares are eligible to purchase shares of the Fund(s) they own.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE CORE FIXED INCOME SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Municipal obligations – fixed-income securities issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a governmental entity; the governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back. Municipal obligations that qualify pay interest that is generally exempt from federal income taxes, although certain investors may nonetheless be subject to federal alternative minimum tax.

Investment grade – the four highest rating categories of recognized rating agencies, including Moody’s, Standard and Poor’s and Fitch.

Junk bonds – fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that Fund management believes are of comparable quality.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Duration – related in part to the remaining time until maturity of a bond, a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

GARTMORE CORE FIXED INCOME SERIES          3

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SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

The Fund typically invests at least 80% of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

The Fund may also invest a portion of its assets in:

•	mortgage-backed securities

•	asset-backed securities

•	foreign government and corporate bonds, denominated in U.S. dollars

•	junk bonds

•	commercial paper rated by a rating agency in one of the two highest rating categories

In selecting securities, the portfolio managers typically maintain an average portfolio duration of three to seven years.

The Fund’s management seeks value, and may sell a security to take advantage of more favorable opportunities. The Fund also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

If the value of the Fund’s investments goes down, you may lose money.

4          GARTMORE CORE FIXED INCOME SERIES

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SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns - Class X Shares*
(Years ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 800-848-0920 for the Fund’s current 30-day yield.

Average annual total returns[1]

as of December 31, 2004	1 Year	5 Years	10 Years

Class X shares – Before Taxes[2]	-0.99%	6.37%	7.04%

Class X shares – After Taxes on Distributions[2]	-2.37%	4.46%	4.83%

Class X shares – After Taxes on Distributions and Sales of Shares[2]	-0.66%	4.26%	4.67%

Class Y shares – Before Taxes[2]	3.00%	6.79%	7.26%

Lehman Brothers Government/Credit Bond Index[3]	4.19%	8.00%	7.80%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2
Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund’s Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (March 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

3
The Lehman Brothers Government/Credit Bond Index is an unmanaged index of U.S. government and investment-grade corporate bonds with at least one year to maturity. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class X Shares	Class Y Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[2]	1.00%[3]

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[4]	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%	0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.85%	0.85%

Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	1.57%	1.57%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class — Class X Shares.

3	A CDSC of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class — Class Y Shares.

4
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$660	$796	$1,055	$1,659

Class Y shares	$260	$496	$855	$1,867

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$160	$496	$855	$1,675

Class Y shares	$160	$496	$855	$1,867

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SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

The Fund typically invests at least 80% of its net assets in U.S. government securities and U.S. government agency securities. The Fund’s management seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

In selecting investments for the Fund, the portfolio manager uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund will generally maintain an average dollar-weighted maturity of five to nine years, and an average portfolio duration of four to six years.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with lower rated bonds.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

If the value of the Fund’s investments goes down, you may lose money.

GARTMORE CORE FIXED INCOME SERIES          7

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SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns - Class X Shares*
(Years ended December 31)

*These annual total returns do not reflect the effect of taxes. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 800-848-0920 for the Fund’s current 30-day yield.

Average annual total returns[1]

as of December 31, 2004	1 Year	5 Years	10 Years

Class X shares – Before Taxes[2]	-2.33%	6.18%	6.76%

Class X shares – After Taxes on Distributions[2]	-3.40%	4.24%	4.63%

Class X shares – After Taxes on Distributions and Sales of Shares[2]	-1.53%	4.13%	4.51%

Class Y shares – Before Taxes[2]	1.66%	6.60%	6.95%

Merrill Lynch Government Master Index[3]	3.42%	7.39%	7.42%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2
Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund’s Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (March 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

3
The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class X Shares		Class Y Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%	[2]	1.00%	[3]

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[4]	2.00%		2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%		0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.85%		0.85%

Other Expenses	0.19%		0.19%

Total Annual Fund Operating Expenses	1.54%		1.54%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class — Class X Shares.

3	A CDSC of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class — Class Y Shares.

4
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$657	$786	$1,039	$1,649

Class Y shares	$257	$486	$839	$1,834

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$157	$486	$839	$1,649

Class Y shares	$157	$486	$839	$1,834

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.

Principal Strategies

The Fund typically invests at least 80% of its net assets in investment grade fixed-income securities that qualify as municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Fund’s management seeks value.

A security may be sold to take advantage of more favorable opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a municipal issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and redemption risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Tax risk – a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns - Class X Shares*
(Years ended December 31)

*These annual total returns do not reflect the effect of taxes. Returns through May 11, 1998, are based on the performance of the Fund’s predecessor fund. Please call 800-848-0920 for the Fund’s current 30-day yield.

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	10 Years

Class X shares – Before Taxes[2]	-1.44%	5.54%	5.86%

Class X shares – After Taxes on Distributions[2]	-1.44%	5.54%	5.83%

Class X shares – After Taxes on Distributions and Sales of Shares[2]	0.30%	5.34%	5.69%

Class Y shares – Before Taxes[2]	2.56%	5.91%	6.03%

Lehman Brothers Municipal Bond Index[3]	4.48%	7.20%	7.06%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund.

2
Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund’s Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (March 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

3
The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds that gives a broad look at how the prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class X Shares		Class Y Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%	[2]	1.00%	[3]

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[4]	2.00%		2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%		0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.85%		0.85%

Other Expenses	0.18%		0.18%

Total Annual Fund Operating Expenses	1.53%		1.53%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class — Class X Shares.

3	A CDSC of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class — Class Y Shares.

4
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$656	$783	$1,034	$1,586

Class Y shares	$256	$483	$834	$1,824

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years

Class X shares	$156	$483	$834	$1,586

Class Y shares	$156	$483	$834	$1,824

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Interest rate risk — prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk — the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. Junk bonds are generally more exposed to credit risk than are investment grade securities.

Event risk — the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

U.S. government securities and U.S. government agency securities — U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates

•	the Federal Home Loan Banks

•	the Federal National Mortgage Association (“FNMA”)

•	the Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (“FHLMC”)

•	the Federal Farm Credit Banks

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Mortgage-backed securities — these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- backed securities.

Asset-backed securities — Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

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SECTION 2 FUND DETAILS (con’t.)

Junk bonds and other lower rated securities — Investment in junk bonds and other lower rated or high-yield securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Therefore, Funds that invest in junk bonds are subject to these risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments.

•	greater risk of loss due to default or declining credit quality.

•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.

•	negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Foreign securities risk — Foreign securities in which the Funds may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Repurchase agreements — When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back as a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Derivatives — a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations

•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets

•	the Fund may suffer disproportionately heavy losses relative to the amount invested

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Zero coupon bonds — These securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

Floating and variable rate securities — These securities do not have fixed interest rates. Instead, the rates change over time. Floating rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable rate securities have interest rates that change at preset times based on the specific measure. Some floating and variable rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date.

Like other fixed-income securities, floating and variable rate securities are subject to interest rate risk. Securities that are callable are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the proceeds may be required to invest in lower yielding securities that reduce a Fund’s income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

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SECTION 2 FUND DETAILS (con’t.)

Securities lending — Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Temporary investments — each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for the Funds. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Mutual Fund Capital Trust is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays its investment adviser a management fee based on the Fund’s average daily net assets. The total contractual management fees paid by each Fund for the fiscal year ended October 31, 2004, expressed as a percentage of a Fund’s average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund 0.50%
Gartmore Government Bond Fund 0.50%
Gartmore Tax-Free Income Fund 0.50%

Portfolio Management

Gartmore Bond Fund

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Gartmore Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Davis joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1998 as a senior portfolio manager and is currently a director. He manages and co-manages with Ms. Brown, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, he was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, she was with the Ohio Bureau of Workers’ Compensation.

Gartmore Government Bond Fund

Gary R. Hunt, CFA is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. He joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

Gartmore Tax-Free Income Fund

Alpha Benson is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Ms. Benson joined Nationwide Insurance, an affiliate of the Fund’s investment adviser, in 1977 as a financial analyst and now serves as Director of Municipal Securities. She has managed the Gartmore Tax-Free Income Fund and its predecessor since its inception in March 1986.

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SECTION 4 INVESTING WITH GARTMORE

Differences Between the Share Classes

The Gartmore Funds offer several different share classes each with different price and cost features. If you owned Class B or Class C shares on September 1, 2003, your shares were re-designated as Class X or Class Y shares, respectively on that date. This re-designation generally did not affect the operations of these two classes.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision. The following chart outlines the differences between Class X, Class Y and Class A shares.

Comparing Class X, Class Y and Class A1 Shares

Classes and Charges	Points to Consider

Class X Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 0.85%	No reduction of CDSC, but waivers may be available. The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid and/or other NAV per share.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class Y Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 0.85%	No reduction of CDSC, but waivers may be available. The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

Class A Shares[1]

Front-end sales charge up to 4.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.[3]

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.
No conversion feature.
No maximum investment amount.

1	Class A shares are included because Class X shares will convert to Class A shares after seven years.

2	This limit was calculated based on a one-year holding period.

3
A CDSC of up to 0.75% will be charged on redemptions of Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.75%	4.99%	4.00%

$50,000 to $99,999	4.50	4.71	3.75

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include accounts statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	retirement plans.

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.75% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	0.75%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Class X Shares

After you hold your Class X shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class X shares, you may receive fewer Class A shares than the Class X shares converted; however, the total dollar value is the same.

Class Y Shares

Both the front-end sales charge and CDSC applicable to Class Y shares will be waived for sales of retirement plans offered by Nationwide Trust Company.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class X, and Class Y shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class X and Class Y shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class X, and Class Y shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class X shares	0.85% (0.10% service fee)

Class Y shares	0.85% (0.10% service fee)

Administrative Service Fees

Class A shares may also pay administrative service fees. Gartmore Mutual Funds pays these fees to providers of recordkeeping and/or other administrative support services.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class X, and Class Y Shares
All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Shares are only offered to existing shareholders. Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
              *Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Send a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares: The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors. A check made payable to the shareholder of record will be mailed to the address of record. The Fund may record telephone instructions to sell shares, and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value.

Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

• New Year’s Day
• Martin Luther King, Jr. Day
• Presidents’ Day
• Good Friday
• Memorial Day
• Independence Day
• Labor Day
• Thanksgiving Day
• Christmas Day
• Other days when the New York Stock Exchange is closed.

Minimum Additional Investments – Class X and Class Y Shares

Additional investments $100 (per Fund)

Additional Investments

(Automatic Asset Accumulation Plan) $50

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances – Class X and Class Y Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
if the value of your account falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

Subject to the conditions above, Class X and Class Y shareholders may exchange their shares for Class B and Class C shares, respectively, of any Gartmore Fund. You may also exchange Class X and Class Y shares into the Prime Shares of the Gartmore Money Market Fund. However, if you exchange your Class X or Class Y shares, you will not be permitted to exchange back into Class X or Class Y shares of the original Fund. In addition, you may not exchange Class X or Class Y shares of a Fund into Class X or Class Y shares of any other Fund. The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to our agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

If you sell all of your Class X or Class Y shares of a Fund, you will not be able to buy Class X or Class Y shares, respectively, of that Fund in the future.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class X, and Class Y shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,
•	increase brokerage and other transaction costs, and
•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) base on NAVs that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through their investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Gartmore Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading;
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with the Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Gartmore Tax-Free Income Fund

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

28          GARTMORE CORE FIXED INCOME SERIES

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SECTION 6 GARTMORE BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total from	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	investment	investment	distributions	asset value	return (a)	assets	expenses	net	expenses	investment	turnover (c)
	value,	income	and	activities	income		end of		at end	to average	investment	(prior to	income
	beginning		unrealized				period		of period	net assets	income	reimburse-	(prior to
	of period		gains						(000s)		to average	ments) to	reimburse-
			(losses) on								net assets	average net	ments) to
			investments									assets (b)	average net
													assets (b)

Class X shares
Year ended October 31, 2000	$9.08	0.52	(0.33)	0.19	(0.52)	(0.52)	$8.75	2.15%	$ 1,707	1.64%	5.83%	(h)	(h)	72.80%
Year ended October 31, 2001	$8.75	0.47	0.84	1.31	(0.48)	(0.48)	$9.58	15.33%	$ 2,935	1.72%	5.10%	(h)	(h)	42.47%
Year ended October 31, 2002	$9.58	0.45	(0.15)	0.30	(0.45)	(0.45)	$9.43	3.26%	$ 3,548	1.62%	4.79%	(h)	(h)	27.66%
Year ended October 31, 2003(d)	$9.43	0.41	0.24	0.65	(0.41)	(0.41)	$9.67	6.98%	$ 3,674	1.60%	4.22%	(h)	(h)	17.73%
Year ended October 31, 2004	$9.67	0.38	0.08	0.46	(0.38)	(0.38)	$9.75	4.82%	$ 3,457	1.57%	3.85%	(h)	(h)	17.20%

Class Y shares
Period ended October 31, 2001(e)	$9.19	0.25	0.40	0.65	(0.25)	(0.25)	$9.59	7.25%(f)	$ 162	1.74%(g)	4.77%(g)	(h)	(h)	42.47%
Year ended October 31, 2002	$9.59	0.45	(0.15)	0.30	(0.45)	(0.45)	$9.44	3.26%	$ 272	1.62%	4.78%	(h)	(h)	27.66%
Year ended October 31, 2003(d)	$9.44	0.41	0.24	0.65	(0.41)	(0.41)	$9.68	6.97%	$ 256	1.60%	4.21%	(h)	(h)	17.73%
Year ended October 31, 2004	$9.68	0.38	0.08	0.46	(0.38)	(0.38)	$9.76	4.81%	$ 238	1.57%	3.85%	(h)	(h)	17.20%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	Effective September 1, 2003, Class B and Class C were renamed Class X and Class Y, respectively.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

GARTMORE CORE FIXED INCOME SERIES          29

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SECTION 6 GARTMORE GOVERNMENT BOND FUND FINANCIAL HIGHLIGHTS (con’t.)

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions				Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses (prior to reimburse- ments) to average net assets (b)	Ratio of investment income (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)

Class X shares
Year ended October 31, 2000	$ 9.89	0.51	0.13	0.64	(0.51)	(0.02)	(0.53)	$10.00	6.72%	$ 1,129	1.63%	5.19%	1.63%	5.19%	107.86%
Year ended October 31, 2001	$10.00	0.47	0.94	1.41	(0.47)	–	(0.47)	$10.94	14.41%	$ 4,024	1.64%	4.27%	1.68%	4.23%	159.68%
Year ended October 31, 2002	$10.94	0.40	0.19	0.59	(0.40)	(0.20)	(0.60)	$10.93	5.80%	$ 6,067	1.58%	3.74%	1.58%	3.74%	99.42%
Year ended October 31, 2003(d)	$10.93	0.36	(0.14)	0.22	(0.35)	(0.19)	(0.54)	$10.61	2.00%	$ 5,689	1.57%	3.29%	(h)	(h)	106.65%
Year ended October 31, 2004	$10.61	0.30	0.02	0.32	(0.31)	(0.26)	(0.57)	$10.36	3.10%	$ 4,557	1.54%	2.91%	(h)	(h)	110.72%

Class Y shares
Period ended October 31, 2001(e)	$10.47	0.24	0.47	0.71	(0.24)	—	(0.24)	$10.94	6.89%(f)	$ 449	1.64%(g)	4.20%(g)	1.73%(g)	4.11%(j)	159.68%
Year ended October 31, 2002	$10.94	0.40	0.19	0.59	(0.40)	(0.20)	(0.60)	$10.93	5.80%	$ 941	1.58%	3.72%	1.58%	3.72%	99.42%
Year ended October 31, 2003(d)	$10.93	0.36	(0.14)	0.22	(0.35)	(0.19)	(0.54)	$10.61	2.00%	$ 1,910	1.57%	3.28%	(h)	(h)	106.65%
Year ended October 31, 2004	$10.61	0.30	0.02	0.32	(0.31)	(0.26)	(0.57)	$10.36	3.10%	$ 961	1.54%	2.93%	(h)	(h)	110.72%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	Effective September 1, 2003, Class B and Class C shares were renamed Class X and Class Y shares, respectively.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

30          GARTMORE CORE FIXED INCOME SERIES

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SECTION 6 GARTMORE TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment income	Net investment income	Total distributions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses (prior to reimburse- ments) to average Net assets (b)	Ratio of investments income (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)

Class X Shares
Year ended October 31, 2000	$ 9.78	0.44	0.25	0.69	(0.44)	(0.44)	$10.03	7.27%	$ 4,601	1.55%	4.50%	(i)	(i)	7.08%
Year ended October 31, 2001	$10.03	0.40	0.49	0.89	(0.42)	(0.42)	$10.50	9.06%	$ 5,592	1.60%	3.96%	(i)	(i)	7.29%
Year ended October 31, 2002	$10.50	0.40	0.01	0.41	(0.40)	(0.40)	$10.51	4.05%	$ 6,445	1.58%	3.88%	(i)	(i)	27.77%
Year ended October 31, 2003(e)	$10.51	0.38	(0.02)	0.36	(0.38)	(0.38)	$10.49	3.48%	$ 6,861	1.57%	3.61%	(i)	(i)	16.91%
Year ended October 31, 2004	$10.49	0.37	0.18	0.55	(0.37)	(0.37)	$10.67	5.34%	$ 6,342	1.53%	3.50%	(i)	(i)	0.00%

Class Y Shares
Period Ended October 31, 2001(f)	$10.32	0.22	0.16	0.38	(0.22)	(0.22)	$10.48	3.73%(g)	$ 115	1.62%(h)	3.98%(h)	(i)	(i)	7.29%
Year Ended October 31, 2002	$10.48	0.41	—	0.41	(0.40)	(0.40)	$10.49	4.06%	$ 221	1.59%	3.87%	(i)	(i)	27.77%
Year Ended October 31, 2003(e)	$10.49	0.39	(0.03)	0.36	(0.38)	(0.38)	$10.47	3.49%	$ 652	1.57%	3.61%	(i)	(i)	16.91%
Year Ended October 31, 2004	$10.47	0.38	0.17	0.55	(0.37)	(0.37)	$10.65	5.35%	$ 493	1.54%	3.51%	(i)	(i)	0.00%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Porfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

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Information from Gartmore Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:
• Statement of Additional Information (incorporated by reference into this Prospectus)
• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
• Semi-Annual Reports
To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or number listed below.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
For additional information contact:
By Regular Mail:Gartmore Funds P.O. Box 182205Columbus, Ohio 43218-2205 (614) 428-3278 (fax)
By Overnight Mail:Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219
For 24-hour access:800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
• on the SEC’s EDGAR database via the Internet at www.sec.gov,
• by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-942-8090), or
• by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)
The Trust’s Investment Company Act File No.: 811-08495
©2005 Gartmore Global Investments, Inc. All rights reserved.PR-CFX-XY 2/05

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International Series

Gartmore

Fund Prospectus

Gartmore Funds | February 28, 2005

www.gartmorefunds.com

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International Series These Funds feature international growth and emerging markets portfolios designed to capture overseas investment opportunities.

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Fund	Class	Ticker

Gartmore China Opportunities Fund	Class A	GOPAX

Gartmore China Opportunities Fund	Class B	GOPBX

Gartmore China Opportunities Fund	Class C	GOPCX

Gartmore China Opportunities Fund	Class R	GOPRX

Gartmore China Opportunities Fund	Institutional Class	GOPIX

Gartmore China Opportunities Fund	Institutional Service Class	GOPSX

Gartmore Emerging Markets Fund	Class A	GEGAX

Gartmore Emerging Markets Fund	Class B	GEGBX

Gartmore Emerging Markets Fund	Class C	GEGCX

Gartmore Emerging Markets Fund	Class R	GEMRX

Gartmore Emerging Markets Fund	Institutional Class	GEGIX

Gartmore Emerging Markets Fund	Institutional Service Class	GEGSX

Gartmore International Growth Fund	Class A	GIGAX

Gartmore International Growth Fund	Class B	GIGBX

Gartmore International Growth Fund	Class C	GIGCX

Gartmore International Growth Fund	Class R	GIRRX

Gartmore International Growth Fund	Institutional Class	GIGIX

Gartmore International Growth Fund	Institutional Service Class	GIGSX

4	Section 1 – Fund Summaries and Performance

Gartmore China Opportunities Fund Gartmore Emerging Markets Fund Gartmore International Growth Fund

16	Section 2 – Fund Details

Additional Information about Investments, Investment Techniques, and Risks

18	Section 3 – Fund Management

Investment Advisers and Subadviser Portfolio Management

21	Section 4 – Investing with Gartmore

Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

34	Section 5 – Distributions and Taxes

Distributions and Capital Gains Selling and Exchanging Shares Other Tax Jurisdictions Tax Status for Retirement Plans and Other Tax-Deferred Accounts Backup Withholding

35	Section 6 – Financial Highlights

GARTMORE INTERNATIONAL SERIES          1

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International Series

Introduction to the International Series

This prospectus provides information about three funds:

Gartmore China Opportunities Fund
Gartmore Emerging Markets Fund
Gartmore International Growth Fund

These Funds are primarily intended:

•	To help investors seek to grow their capital by pursuing investment opportunities outside the United States.

Since these Funds invest primarily in securities of foreign companies, they may involve substantially higher risks and greater volatility than mutual funds that invest only in U.S. securities. The Funds may not be appropriate for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

                                                                                                                                                                  &n bsp;                                                                                                                                                                           ;

A Note About Share Classes

Each Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE INTERNATIONAL SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Derivative – a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

Equity-linked note – a security whose performance is generally tied to a single stock, a stock index or a basket of stocks.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Large-cap companies – companies whose market capitalization is similar to those of companies included in the Standard and Poor’s 500® Index, ranging from between $750 million to $385.9 billion as of December 31, 2004.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from between $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from between $42 million to $6.24 billion as of January 31, 2005.

GARTMORE INTERNATIONAL SERIES          3

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SECTION 1 GARTMORE CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by companies located in China (including Hong Kong). A company generally is considered to be located in China if, as determined by the Fund’s management:

•	it is organized under the laws of China or Hong Kong or maintains a principal office there

•	its securities trade principally in China or Hong Kong

•
it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. Gartmore currently believes such companies will be located primarily in Taiwan, Singapore and the United States.

The portfolio managers aim to provide strong performance by investing in companies they believe

•	have the potential to deliver unexpected earnings growth, and

•	whose prospects for earnings growth have been underestimated by the market.

Just as importantly, the Fund’s management attempts to avoid companies whose earnings are likely to fall short of expectations.

The portfolio managers assess the valuation and growth rates both of a particular company and its market. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund may invest without limit in companies of any size, including small cap and mid-cap companies, and also may invest in equity-linked notes. For purposes of the Fund’s 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities. The Fund also may use derivatives, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

•	earnings revisions and surprises

•	stock price performance

•	any information indicating a change in the industry or franchise assessment of a company

Gartmore Mutual Fund Capital Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

4          GARTMORE INTERNATIONAL SERIES

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SECTION 1 GARTMORE CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic risk — Concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds.

Emerging markets risk — is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Initial public offering risk — availability of initial public offerings (“IPOs”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) Zhong Hua IndexSM, or other funds with similar investment objectives and strategies.

Derivatives risk— the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not provided because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

GARTMORE INTERNATIONAL SERIES          5

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SECTION 1 GARTMORE CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(fees paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (expenses that are	Shares	Shares	Shares	Shares	Service	Class
deducted from Fund assets)					Class Shares	Shares

Management Fees (paid
to have the Fund’s
investments professionally
managed) [7]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the cost
of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses[9]	0.94%	0.89%	0.89%	1.09%	1.04%	0.89%

Total Annual Fund
Operating Expenses	2.44%	3.14%	3.14%	2.74%	2.29%	2.14%

Amount of Fee Waiver/
Expense Reimbursement[10]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.95%	2.65%	2.65%	2.25%	1.80%	1.65%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	The management fee is a base fee and may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management.

8
Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Since the Fund has not completed a full fiscal year, these are estimates for the current fiscal year ending October 31, 2005. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

10
The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.75% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that the reimbursements will not continue to accrue for more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 2.15% for Class A shares, 2.40% for Class R shares and 1.90% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in a Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$762	$1,248	$1,759	$3,157

Class B shares	$768	$1,223	$1,802	$3,176

Class C shares	$368	$923	$1,602	$3,414

Class R shares	$228	$804	$1,406	$3,035

Institutional Service Class shares	$183	$668	$1,181	$2,588

Institutional Class shares	$168	$623	$1,104	$2,434

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$268	$923	$1,602	$3,176

Class C shares	$268	$923	$1,602	$3,414

**Expenses paid on investments for Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE INTERNATIONAL SERIES          7

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SECTION 1 GARTMORE EMERGING MARKETS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, emerging market countries. The Fund emphasizes companies that the portfolio managers believe have the potential to deliver unexpected earnings growth.

The portfolio managers look for emerging markets that they believe offer the potential for strong economic growth, and try to avoid emerging markets they believe might be politically or economically unstable. The portfolio managers assess the valuation and growth rates both of a particular company and of the emerging market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, for efficient portfolio management.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

•	earnings revisions and surprises

•	stock price performance

•	any information indicating a change in the industry or franchise assessment of a company

Gartmore Global Asset Management Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging markets risk — is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio managers may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk — the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

If the value of the Fund’s investments goes down, you may lose money.

8          GARTMORE INTERNATIONAL SERIES

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SECTION 1 GARTMORE EMERGING MARKETS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years ended December 31)

Best Quarter: 32.73% - 4th qtr of 2001 Worst Quarter -25.64% - 3rd qtr of 2001

*These annual total returns do not show the effect of sales charges or taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] as of December 31, 2004	1 Year	Since Inception (August 30, 2000)

Class A shares – Before Taxes	13.40%	6.25%

Class A shares – After Taxes on Distributions	11.90%	5.91%

Class A shares – After Taxes on Distributions and Sale of Shares	9.79%	5.28%

Class B shares – Before Taxes	14.48%	6.64%

Class C shares – Before Taxes[2,3]	18.49%	7.34%

Class R shares – Before Taxes[3]	20.06%	7.13%

Institutional Service Class shares – Before Taxes[4]	20.62%	8.10%

Institutional Class shares – Before Taxes	20.71%	8.12%

MSCI Emerging Markets Index[5]	21.26%	1.51%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

5
The MSCI Emerging Markets Index is an unmanaged free float-adjusted, market-capitalization index that is designed to measure the performance of companies in emerging markets countries that are available to foreign investors. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE EMERGING MARKETS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(fees paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Service	Class
Fund assets)					Class Shares	Shares

Management Fees (paid
to have the Fund’s
investments professionally
managed) [7]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the cost
of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	0.61%	0.53%	0.53%	0.73%	0.53%	0.53%[9]

Total Annual Fund
Operating Expenses	1.91%	2.58%	2.58%	2.18%	1.58%	1.58%

Amount of Fee Waiver/
Expense Reimbursement[10]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.88%	2.55%	2.55%	2.15%	1.55%	1.55%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A CDSC of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee has been lowered to the base management fee above. Beginning July 1, 2005, the base management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information, see Section 4, Investing with Gartmore Sales Charges and Fees.

9
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Global Asset Management (the “Adviser”).

10
The Trust the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006 to 1.55% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund’s first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 2.05% for Class A shares, 2.30% for Class R shares and 1.80% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE EMERGING MARKETS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$755	$1,138	$1,545	$2,677

Class B shares	$758	$1,100	$1,568	$2,673

Class C shares	$358	$800	$1,368	$2,913

Class R shares	$218	$679	$1,167	$2,511

Institutional Service Class shares	$158	$496	$858	$1,876

Institutional Class shares	$158	$496	$858	$1,876

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$258	$800	$1,368	$2,673

Class C shares	$258	$800	$1,368	$2,913

**Expenses paid on investments for Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE INTERNATIONAL SERIES          11

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SECTION 1 GARTMORE INTERNATIONAL GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund emphasizes companies that the portfolio managers believe have the potential to deliver unexpected earnings growth.

The portfolio managers look for foreign markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, for efficient portfolio management.

Gartmore Global Asset Management Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging markets risk — is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) All Country World ex U.S. IndexSM, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk — the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

Growth style risk — over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

12          GARTMORE INTERNATIONAL SERIES

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SECTION 1 GARTMORE INTERNATIONAL GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years ended December 31)

Best Quarter: 18.24% - 2nd qtr of 2003 Worst Quarter -20.96% - 3rd qtr of 2002

*These annual total returns do not show the effect of sales charges or taxes. If applicable sales charges were included, the returns would be lower.

Average annual returns[1] as of December 31, 2004	1 Year	Since Inception (August 30, 2000)

Class A shares – Before Taxes	7.99%	-4.82%

Class A shares – After Taxes on Distributions	7.88%	-4.84%

Class A shares – After Taxes on Distributions and Sale of Shares	5.24%	-4.05%[2]

Class B shares – Before Taxes	8.96%	-4.63%

Class C shares – Before Taxes[3,4]	12.98%	-4.06%

Class R shares – Before Taxes[3]	14.42%	-4.10%

Institutional Service Class shares – Before Taxes	15.08%	-3.19%

Institutional Class shares – Before Taxes[5]	15.08%	-3.19%

MSCI All Country World ex U.S. Index[6]	15.75%	-1.46%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares - After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3
Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

5
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

6
The MSCI All Country World ex US Index is an unmanaged free float-adjusted, market-capitalization index that is designed to measure the performance of companies in emerging markets countries that are available to foreign investors. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE INTERNATIONAL GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(fees paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Service	Class
Fund assets)					Class Shares	Shares

Management Fees (paid
to have the Fund’s
investments professionally
managed)[7]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the cost
of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	0.87%	0.87%	0.87%	1.07%	0.87%	0.87%[9]

Total Annual Fund
Operating Expenses	2.02%	2.77%	2.77%	2.37%	1.77%	1.77%

Amount of Fee Waiver/
Expense Reimbursement	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)[10]	1.65%	2.40%	2.40%	2.00%	1.40%	1.40%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee has been lowered to the base management fee above. Beginning July 1, 2005, the base management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Global Asset Management Trust (the “Adviser”).

10
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006 to 1.40% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund’s first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A shares, 2.15% for Class R shares and 1.65% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE INTERNATIONAL GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$733	$1,138	$1,568	$2,760

Class B shares	$743	$1,124	$1,632	$2,808

Class C shares	$343	$824	$1,432	$3,073

Class R shares	$203	$704	$1,232	$2,678

Institutional Service Class shares	$143	$521	$925	$2,053

Institutional Class shares	$143	$521	$925	$2,053

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$243	$824	$1,432	$2,808

Class C shares	$243	$824	$1,432	$3,073

**Expenses paid on investments for Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE INTERNATIONAL SERIES          15

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk — Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings

•	production

•	management

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk — Each of the Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Depositary receipts — Each of the Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity-linked notes — The China Opportunities Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked security(ies). If the linked security declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies). Equity-linked notes involve further risks associated with:

•	purchases and sales of notes, including the possibility that exchange rate fluctuations may negatively affect the value of a note and

•	the credit quality of the note’s issuer.

Equity-linked notes are frequently secured by collateral. If an issuer defaults, the Fund would look to any underlying collateral to recover its losses. Ratings of issuers of equity-linked notes refer only to the issuer’s creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

Preferred stock — a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

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SECTION 2 FUND DETAILS (con’t.)

Derivatives — Each of the Funds may invest in derivatives, which are contracts whose value are based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations

•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets

•	the Fund may suffer disproportionately heavy losses relative to the amount invested

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Securities lending — Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Portfolio turnover — Each of the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

Temporary investments — Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

GARTMORE INTERNATIONAL SERIES          17

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SECTION 3 FUND MANAGEMENT

Investment Advisers and Subadviser

Gartmore Mutual Fund Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the adviser for Gartmore China Opportunities Fund and is also authorized to select and place portfolio investments on behalf of the Fund, but does not intend to do so at this time. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the adviser for Gartmore Emerging Markets Fund and Gartmore International Growth Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts.

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser for each Fund and manages its assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring ten affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Management Fees

Effective July 1, 2004, the management fee payable by Gartmore Emerging Markets Fund and Gartmore International Growth Fund, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below. The Gartmore China Opportunities Fund, since commencing operations on June 29, 2004, pays its Adviser a base management fee, which is based on the Fund’s average daily net assets, not taking into account any applicable waivers is listed below. See “Management and Subadvisory Fees”. Beginning July 1, 2005, the base fees may be adjusted at various increments upward or downward depending on each of the Fund’s performance relative to its benchmark.

From the management fee, each Fund’s Adviser pays Gartmore Global Partners a subadvisory fee based on the Fund’s average daily net assets. The base subadvisory fee may be increased or decreased depending on each Fund’s performance relative to its benchmark.

The base management and subadvisory fees are either increased or decreased proportionately by the following amounts based upon how much the Fund outperformed or underperformed its benchmark.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

The first performance fee payment or penalty, if any, will be made at the end of September 2005 for each Fund (15 months after they implemented the performance-based fees on July 1, 2004). Thereafter, performance adjustments will be made quarterly.

The Funds’ benchmarks for determining performance-based fees are:

Gartmore China Opportunities Fund	MSCI Zhong Hua Index
Gartmore Emerging Markets Fund	MSCI Emerging Markets Index
Gartmore International Growth Fund	MSCI All Country World ex U.S. Index

The Funds pay their respective Advisers a base management fee which may be adjusted upward or downward depending on each Fund’s performance relative to its respective benchmark. Thus, if a Fund outperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the maximum management fees listed below. Conversely, if a Fund underperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 1 percentage point and the Adviser’s will each receive their respective applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The base rate and the performance rate are applied separately. The base rate is applied to each such Fund’s average net assets over the most recent quarter, while the performance adjustment percentage is applied to each Fund’s average net assets over the 12 month rolling performance period. The corresponding dollar values are then added to arrive at each Fund’s respective overall advisory fee for the current period. The Statement of Additional Information contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund’s average quarterly net assets and includes breakpoints so fees decrease as assets increase.

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SECTION 3 FUND MANAGEMENT (con’t.)

Management and Subadvisory Fees

This table shows the base management and subadvisory fees expressed as a percentage of each Fund’s average daily net assets, as well as the maximum and minimum fees, if applicable. It does not take into account any applicable waivers.

Net Assets	Minimum Fee		Base Fee		Maximum Fee
	Management	Subadvisory	Management	Subadvisory	Management	Subadvisory

Gartmore China Opportunities Fund

$0 up to $500 million	1.15%	0.525%	1.25%	.625%	1.35%	0.725%

$500 million up to $2 billion	1.10%	0.500%	1.20%	.600%	1.30%	0.700%

More than $2 billion	1.05%	0.475%	1.15%	.575%	1.25%	0.675%

Gartmore Emerging Markets Fund

$0 up to $500 million	0.95%	0.425%	1.05%	0.525%	1.15%	0.625%

$500 million up to $2 billion	0.90%	0.40%	1.00%	0.50%	1.10%	0.60%

More than $2 billion	0.85%	0.375%	.95%	0.475%	1.05%	0.575%

Gartmore International Growth Fund

$0 up to $500 million	0.80%	0.35%	0.90%	.45%	1.00%	0.55%

$500 million up to $2 billion	0.75%	0.325%	0.85%	.425%	0.95%	0.525%

More than $2 billion	0.70%	0.30%	0.80%	.40%	0.90%	0.50%

Actual Management and Subadvisory Fees Paid Net of Waivers During Fiscal Year Ended October 31, 2004

	Management Fees	Subadvisory Fees

Gartmore China Opportunities Fund	0.94%	0.31%

Gartmore Emerging Markets Fund	0.63%	0.49%

Gartmore International Growth Fund	0.56%	0.41%

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SECTION 3 FUND MANAGEMENT (con’t.)

Portfolio Management Team

Gartmore China Opportunities Fund

Philip Ehrmann leads the portfolio management team responsible for the day-to-day management of the Fund. Mr. Ehrmann joined Gartmore in 1995 as Head of the Emerging Markets Equity Team. He was appointed Head of the Pacific and Emerging Markets team in May 2000. Prior to joining Gartmore, Mr. Ehrmann was director of Emerging Markets at INVESCO.

Historical Performance of the Portfolio Management Team

Gartmore China Opportunities Fund, which began operations on June 29, 2004, has an investment objective and strategy substantially similar, but not identical to a U.K. registered fund also known as the Gartmore China Opportunities Fund (referred to in this prospectus as the U.K. China Fund). An affiliate of the Fund’s subadviser has managed the U.K. China Fund since 1983. The U.K. China Fund has used a strategy similar to the Gartmore China Opportunities Fund since December 29, 2000 and has been managed by the same portfolio manager as the Gartmore China Opportunities Fund since December 31, 2002.

The following chart shows the average annual total returns of the U.K. China Fund. Also included for comparison are performance figures for the MSCI Zhong Hua Index, the Fund’s benchmark.

Gartmore China Opportunities Fund (U.K.) Retail Class

	Average Annual Total Return	MSCI Zhong Hua Index**	Hang Seng Index†

1 year ending June 30, 2004	58.00%	37.22%	N/A

Dec. 29, 2000 to June 30, 2004*	11.53%	0.53%	N/A

10 years ending June 30, 2004	6.01%	3.05%	6.56%

20 years ending June 30, 2004	15.75%	N/A	17.90%

Since inception (April 29, 1983)	13.32%	N/A	15.85%

* Period when the U.K. China Fund had objectives and strategies substantially similar to the Gartmore China Opportunities Fund.

** The MSCI Zhong Hua Index is an unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of to measure the performance of companies in the developed markets of China and Hong Kong.

†   The Hang Seng Index is an unmanaged index that represents the Hong Kong stock market. It consists of approximately 33 stocks grouped under finance, utilities, properties, and commerce and industry sub-indices, and reflects about 70% of the total market capitalization of all eligible stocks on the main board of the Stock Exchange of Hong Kong.

20          GARTMORE INTERNATIONAL SERIES

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,
• how long you expect to own your shares,
• how much you intend to invest,
• total costs and expenses associated with a particular share class, and
• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers are available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers are available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
A CDSC of up to 1.00% will be charged on redemptions of Class A within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers the finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	retirement plans.

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

•
Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

	$1 million	$4 million	$25 million
Amount of Purchase	to $3,999,999	to $24,999,999	or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company.

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges– Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.
Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,
•	the total expenses of the share class, and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (‘‘Distributor’’). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. Gartmore Mutual Funds pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares (Be sure to specify the class of shares you wish to purchase)	How to Exchange* or Sell** Shares
              *Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares: The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.) ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

BUYING SHARES

Share Price The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, because they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Funds’ NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Minimum Investments
Class A, Class B and Class C Shares

To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
Additional investments $100 (per Fund)
To start an Automatic Asset Accumulation Plan  $1,000
(Automatic Asset Accumulation Plan)  $50

Minimum Investments
Institutional Service Class Shares

To open an account $50,000 (per Fund)
Additional investments No Minimum

Minimum Investments
Institutional Class Shares

To open an account $1,000,000 (per Fund)

Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances - Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class B or Class C shares only) falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading

The Gartmore Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,
•	increase brokerage and other transaction costs, and
•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore: Buying Shares—Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Fund” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid anually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Fund Shares

Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

GARTMORE INTERNATIONAL SERIES          35

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SECTION 6 GARTMORE CHINA OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the year ended October 31, 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities				Distributions						Ratio/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Investment	Distributions	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover
	Value,	Income	and	Investment	Income		Value,		at End	to Average	Investment	(Prior to	Investment	(c)
	Beginning	(Loss)	Unrealized	Activities			End of		of Period	Net Assets	Income	Reimburse-	Income
	of Period		Gains				Period		(000s)		(Loss)	ments) to	(Loss)
			(Losses) on								to Average	Average Net	(Prior to
			Investment								Net Assets	Assets (b)	Reimburse-
													ments) to
													Average Net
													Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	1.25	1.26	(0.02)	(0.02)	$11.24	12.61%(f)	$1,029	1.95%(g)	0.37%(g)	5.57%(g)	(3.25%)(g)	50.76%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	1.23	1.24	(0.01)	(0.01)	$11.23	12.38%(f)	$ 19	2.65%(g)	(0.14%)(g)	6.09%(g)	(3.57%)(g)	50.76%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	1.24	1.23	—	—	$11.23	12.30%(f)	$ 38	2.65%(g)	(1.42%)(g)	6.93%(g)	(5.69%)(g)	50.76%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	1.24	1.25	(0.01)	(0.01)	$11.24	12.46%(f)	$ 1	2.40%(g)	(0.18%)(g)	4.86%(g)	(2.64%)(g)	50.76%

Institutional Sevice Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	1.25	1.27	(0.02)	(0.02)	$11.25	12.74%(f)	$ 1	1.70%(g)	0.51%(g)	3.97%(g)	(1.75%)(g)	50.76%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	1.25	1.27	(0.02)	(0.02)	$11.25	12.74%(f)	$5,637	1.65%(g)	0.59%(g)	4.17%(g)	(1.93%)(g)	50.76%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For period from June 29, 2004 (commencement of operations) through October 31, 2004.

(f)	Not annualized.

(g)	Annualized.

36          GARTMORE INTERNATIONAL SERIES

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SECTION 6 GARTMORE EMERGING MARKETS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities				Distributions				Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	(0.01)	—	(1.87)	(1.88)	(0.01)	(0.01)	$ 8.11	(18.90%)(h)	$ 1,366	2.15%(i)	(0.35%)(i)	7.24%(i)	(5.44%)(i)	10.88%
Year Ended October 31, 2001	$ 8.11	0.01	—	(2.14)	(2.13)	—	—	$ 5.98	(26.24%)	$1 ,066	2.15%	0.18%	5.93%	(3.60%)	97.85%
Year Ended October 31, 2002	$ 5.98	(0.03)	—	0.85	0.82	—	—	$ 6.80	13.71%	$ 1,996	2.01%	(0.49%)	2.41%	(0.89%)	57.86%
Year Ended October 31, 2003	$ 6.80	0.03	—	3.71	3.74	—	—	$10.54	55.00%	$ 9,070	1.88%	0.61%	2.45%	0.05%	146.04%
Year Ended October 31, 2004	$10.54	0.05	0.03	1.70	1.78	(0.05)	(0.05)	$12.27	16.97%	$13,898	1.88%	0.41%	1.99%	0.31%	134.11%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	(0.01)	—	(1.88)	(1.89)	(0.01)	(0.01)	$ 8.10	(19.00%)(h)	$ 1,353	2.75%(i)	(0.95%)(i)	7.96%(i)	(6.16%)(i)	10.88%
Year Ended October 31, 2001	$ 8.10	(0.03)	—	(2.13)	(2.16)	—	—	$ 5.94	(26.67%)	$ 1,164	2.75%	(0.40%)	6.67%	(4.32%)	97.85%
Year Ended October 31, 2002	$ 5.94	(0.08)	—	0.85	0.77	—	—	$ 6.71	12.96%	$ 1,443	2.71%	(1.18%)	3.22%	(1.69%)	57.86%
Year Ended October 31, 2003	$ 6.71	—	—	3.62	3.62		—	$10.33	53.95%	$ 2,010	2.55%	0.07%	3.18%	(0.56%)	146.04%
Year Ended October 31, 2004	$10.33	(0.03)	0.03	1.67	1.67	(0.02)	(0.02)	$11.98	16.14%	$ 2,900	2.55%	(0.27%)	2.65%	(0.37%)	134.11%

Class C Shares
Period Ended October 31, 2001 (e)	$ 7.57	(0.01)	—	(1.54)	(1.55)	—	—	$ 6.02	(20.48%)(h)	$ 10	2.75%(i)	(0.85%)(i)	8.68%(i)	(6.78%)(i)	97.85%
Year Ended October 31, 2002	$ 6.02	(0.08)	—	0.86	0.78	—	—	$ 6.80	12.96%	$ 15	2.72%	(1.12%)	3.28%	(1.68%)	57.86%
Year Ended October 31, 2003	$ 6.80	—	—	3.67	3.67	—	—	$10.47	53.97%	$ 1,398	2.55%	(0.12%)	2.95%	(0.52%)	146.04%
Year Ended October 31, 2004	$10.47	(0.02)	0.03	1.68	1.69	(0.02)	(0.02)	$12.14	16.21%	$ 2,217	2.55%	(0.16%)	2.64%	(0.25%)	134.11%

Class R Shares
Period Ended October 31, 2004 (f)	$11.20	0.03	0.03	0.78	0.84	(0.03)	(0.03)	$12.01	7.50%(h)	$ 1	2.15%(i)	0.26%(i)	2.28%(i)	0.13%(i)	134.11%

Institutional
Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	—	—	(1.88)	(1.88)	(0.01)	(0.01)	$ 8.11	(18.90%)(h)	$ 1,354	1.82%(i)	(0.02%)(i)	6.95%(i)	(5.15%)(i)	10.88%
Year Ended October 31, 2001	$ 8.11	0.04	—	(2.13)	(2.09)	(0.01)	(0.01)	$ 6.01	(25.81%)	$ 1,004	1.82%	0.49%	5.60%	(3.29%)	97.85%
Year Ended October 31, 2002	$ 6.01	(0.02)	—	0.87	0.85	—	—	$ 6.86	14.14%	$ 1,145	1.73%	(0.21%)	2.24%	(0.72%)	57.86%
Year Ended October 31, 2003	$ 6.86	0.08	—	3.72	3.80	—	—	$10.66	55.39%	$ 1,781	1.55%	1.07%	2.18%	0.44%	146.04%
Year Ended October 31, 2004	$10.66	0.09	0.03	1.72	1.84	(0.07)	(0.07)	$12.43	17.25%	$ 3,737	1.55%	0.81%	1.66%	0.70%	134.11%

Institutional Class Shares
Period Ended October 31, 2004 (g)	$11.26	0.03	0.03	1.15	1.21	(0.04)	(0.04)	$12.43	10.79%(h)	$ 236	1.55%(i)	0.81%(i)	1.71%(i)	0.65%(i)	134.11%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For period from August 30, 2000 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(g)	For period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Not annualized.

(i)	Annualized.

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SECTION 6 GARTMORE INTERNATIONAL GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities									Ratios/Supplemental Data

	Net	Net	Redemption	Net	Total	Net	Total	Net	Ratio of	Ratio of Net	Ratio of	Ratio of	Portfolio
	Asset	Investment	Fees	Realized and	from	Asset	Return (a)	Assets	Expenses	Investment	Expenses	Investment	Turnover(c)
	Value,	Income		Unrealized	Investment	Value,		at End	to Average	Income	(Prior to	Income
	Beginning	(Loss)		Gains	Activities	End of		of Period	Net Assets	(Loss) to	Reimburse-	(Loss)
	of Period			(Losses) on		Period		(000s)		Average	ments) to	(Prior to
				Investments						Net Assets	Average	Reimburse-
											Net	ments) to
											Assets (b)	Average Net
												Assets (b)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	—	—	(1.14)	(1.14)	$8.86	(11.40%)(h)	$2,975	1.85%(i)	0.05%(i)	4.01%(i)	(2.11%)(i)	46.31%
Year Ended October 31, 2001	$ 8.86	(0.02)	—	(2.65)	(2.67)	$6.19	(30.14%)	$2,156	1.85%	(0.30%)	4.01%	(2.46%)	236.28%
Year Ended October 31, 2002	$ 6.19	0.01	—	(0.82)	(0.81)	$5.38	(13.09%)	$1,965	1.76%	0.20%	2.10%	(0.14%)	226.70%
Year Ended October 31, 2003	$ 5.38	(0.01)	0.03	1.58	1.60	$6.98	29.74%	$2,592	1.65%	0.39%	2.37%	(0.33%)	304.72%
Year Ended October 31, 2004	$ 6.98	0.01	0.01	0.79	0.81	$7.79	11.60%	$3,096	1.65%	0.06%	2.10%	(0.38%)	262.09%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	(0.01)	—	(1.14)	(1.15)	$8.85	(11.50%)(h)	$2,950	2.45%(i)	(0.54%)(i)	4.75%(i)	(2.84%)(i)	46.31%
Year Ended October 31, 2001	$ 8.85	(0.07)	—	(2.64)	(2.71)	$6.14	(30.62%)	$2,078	2.45%	(0.89%)	4.75%	(3.19%)	236.28%
Year Ended October 31, 2002	$ 6.14	(0.03)	—	(0.81)	(0.84)	$5.30	(13.68%)	$1,840	2.46%	(0.50%)	2.85%	(0.89%)	226.70%
Year Ended October 31, 2003	$ 5.30	(0.05)	0.03	1.54	1.52	$6.82	28.68%	$2,395	2.40%	(0.36%)	3.12%	(1.08%)	304.72%
Year Ended October 31, 2004	$ 6.82	(0.05)	0.01	0.78	0.74	$7.56	10.85%	$2,695	2.40%	(0.70%)	2.84%	(1.14%)	262.09%

Class C Shares
Period Ended October 31, 2001 (e)	$ 7.72	(0.02)	—	(1.53)	(1.55)	$6.17	(20.08%)(h)	$ 10	2.45%(i)	(1.10%)(i)	6.72%(i)	(5.37%)(i)	236.28%
Year Ended October 31, 2002	$ 6.17	(0.03)	—	(0.81)	(0.84)	$5.33	(13.61%)	$ 10	2.46%	(0.53%)	2.95%	(1.02%)	226.70%
Year Ended October 31, 2003	$ 5.33	(0.05)	0.03	1.55	1.53	$6.86	28.71%	$ 16	2.40%	(0.37%)	3.12%	(1.09%)	304.72%
Year Ended October 31, 2004	$ 6.86	(0.01)	0.01	0.74	0.74	$7.60	10.79%	$ 112	2.40%	(0.23%)	2.87%	(0.70%)	262.09%

Class R Shares
Period Ended October 31, 2004 (f)	$ 7.25	0.02	0.01	0.30	0.33	$7.58	4.55%(h)	$ 1	2.00%(i)	0.31%(i)	2.65%(i)	(0.33%)(i)	262.09%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.01	—	(1.15)	(1.14)	$8.86	(11.40%)(h)	$2,954	1.52%(i)	0.39%(i)	3.75%(i)	(1.84%)(i)	46.31%
Year Ended October 31, 2001	$ 8.86	—	—	(2.64)	(2.64)	$6.22	(29.80%)	$2,073	1.52%	0.03%	3.72%	(2.17%)	236.28%
Year Ended October 31, 2002	$ 6.22	0.03	—	(0.83)	(0.80)	$5.42	(12.86%)	$1,807	1.48%	0.48%	1.85%	0.11%	226.70%
Year Ended October 31, 2003	$ 5.42	0.01	0.03	1.59	1.63	$7.05	30.07%	$2,350	1.40%	0.64%	2.12%	(0.08%)	304.72%
Year Ended October 31, 2004	$ 7.05	0.02	0.01	0.81	0.84	$7.89	11.91%	$2,629	1.40%	0.30%	1.84%	(0.14%)	262.09%

Institutional Class Shares
Period Ended October 31, 2004 (g)	$ 7.51	—	0.01	0.37	0.38	$7.89	5.06%(h)	$ 189	1.40%(i)	0.03%(i)	1.94%(i)	(0.52%)(i)	262.09%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For period from August 30, 2000 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(g)	For period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Not annualized.

(i)	Annualized.

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Leadership Series

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate.

To state otherwise is a crime.

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Fund	Class	Ticker

Gartmore Mid Cap Growth Leaders Fund	Class A	NMGAX

Gartmore Mid Cap Growth Leaders Fund	Class B	NMGBX

Gartmore Mid Cap Growth Leaders Fund	Class C	GMGCX

Gartmore Mid Cap Growth Leaders Fund	Class D	NMCGX

Gartmore Mid Cap Growth Leaders Fund	Class R	GMGRX

Gartmore Mid Cap Growth Leaders Fund	Institutional Class	GMGIX

Gartmore Mid Cap Growth Leaders Fund	Institutional Service Class	n/a

Gartmore Nationwide Leaders Fund	Class A	GULAX

Gartmore Nationwide Leaders Fund	Class B	GULBX

Gartmore Nationwide Leaders Fund	Class C	GULCX

Gartmore Nationwide Leaders Fund	Class R	GNLRX

Gartmore Nationwide Leaders Fund	Institutional Class	GNLIX

Gartmore Nationwide Leaders Fund	Institutional Service Class	GULIX

Gartmore Small Cap Leaders Fund	Class A	GPLAX

Gartmore Small Cap Leaders Fund	Class B	GPLBX

Gartmore Small Cap Leaders Fund	Class C	GPLCX

Gartmore Small Cap Leaders Fund	Class R	GSLRX

Gartmore Small Cap Leaders Fund	Institutional Class	GPLIX

Gartmore Small Cap Leaders Fund	Institutional Service Class	GSLSX

Gartmore U.S. Growth Leaders Fund	Class A	GXXAX

Gartmore U.S. Growth Leaders Fund	Class B	GXXBX

Gartmore U.S. Growth Leaders Fund	Class C	GXXCX

Gartmore U.S. Growth Leaders Fund	Class R	GGLRX

Gartmore U.S. Growth Leaders Fund	Institutional Class	GGLIX

Gartmore U.S. Growth Leaders Fund	Institutional Service Class	GXXIX

Gartmore Worldwide Leaders Fund	Class A	GLLAX

Gartmore Worldwide Leaders Fund	Class B	GLLBX

Gartmore Worldwide Leaders Fund	Class C	GLLCX

Gartmore Worldwide Leaders Fund	Class R	GWLRX

Gartmore Worldwide Leaders Fund	Institutional Class	GWLIX

Gartmore Worldwide Leaders Fund	Institutional Service Class	GLLSX

4
Section 1:  Fund Summaries and Performance
Gartmore Mid Cap Growth Leaders Fund
     (formerly Millenium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

24	Section 2: Fund Details Additional Information about Investments, Investment Techniques, and Risks

26	Section 3: Fund Management Investment Adviser and Subadviser Portfolio Management

31	Section 4: Investing With Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

44	Section 5: Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
     Other Tax-Deferred Accounts
Backup Withholding

45	Section 6: Financial Highlights

GARTMORE LEADERSHIP SERIES	1

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Leadership Series

Introduction to the Leadership Series

This prospectus provides information about five funds:

Gartmore Mid Cap Growth Leaders Fund
     (Formerly Gartmore Millenium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

These Funds are primarily intended:

• To help investors grow their capital through investments in leading U.S. or foreign companies.

Because these Funds invest in fewer individual securities than most mutual funds, they are subject to substantially higher risks and greater volatility than other mutual funds. These Funds may not be suitable for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note about Share Classes

Each Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class. Gartmore Mid Cap Growth Leaders Fund also offers Class D.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2 |	GARTMORE LEADERSHIP SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Large cap companies – companies whose market capitalization is similar to those of companies included in the Standard and Poor’s 500® Index, ranging from $750 million to $385.9 billion as of December 31, 2004.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from $42 million to $6.24 billion as of January 31, 2005.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to- earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

GARTMORE LEADERSHIP SERIES	3

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SECTION 1	GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (formerly Millenium Growth Fund)

Objective

The Fund seeks long-term capital appreciation.

Mid Cap Growth Leader a company that portfolio management believes is best capable of taking advantage of its positioning within its business sector, with high earnings growth potential and a minimum market capitalization of $1 billion. Typically, these companies exhibit greater-than-average growth prospects, given the prevailing economic climate.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by mid-cap companies that the Fund’s management believes are, or have the potential to be, Mid Cap Growth Leaders. Fund management tries to choose such investments that will increase in value over the long term. Under normal circumstances, the Fund holds between 25 and 35 such securities.

The portfolio manager uses both a “top-down” and a “bottom-up” approach to select securities for the Fund. The “top-down” aspect of the approach considers such overall factors as the general health of the economy, interest rates, inflation, Federal Reserve policy and the vitality of particular industry sectors. This enables the portfolio manager to focus on the most attractive business sectors and to identify the most attractive prospective investments from the large universe of mid-cap stocks.

The portfolio manager then conducts a “bottom-up” analysis of potential investments, which means an in-depth evaluation of each particular company whose equity securities may be considered for inclusion in the Fund. The portfolio manager seeks individual companies with attractive earnings potential and sustainable growth characteristics that may not be fully recognized by the market. The portfolio manager evaluates each company’s stock price over the course of 12 months, paying particular attention to minimum rates of capital appreciation before a stock will be added to the Fund.

From time-to-time, the Fund may invest in companies experiencing “special situations”, such as acquisitions, consolidations, mergers, reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

The Fund’s portfolio manager usually will sell a security if:

•	the security hits an established price target
•	the circumstances of the company’s industry sector appear to have changed
•	the company’s fundamentals have weakened, or
•	more favorable opportunities have been identified.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell Midcap® Growth Index, or other funds with similar investment objectives and strategies.

Mid-cap risk – in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

Special situation companies risk – if the anticipated benefits of the special situation do not materialize, the value of a special situation company may decline.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Concentration risk – investing in a select group of securities could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:
•	Increase share price volatility, and
•	Result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

4	GARTMORE LEADERSHIP SERIES

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SECTION 1	GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class D Shares*
(years ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]
as of December 31, 2004	1 Year	5 Years	10 Years

Class A Shares – Before Taxes[2]	6.79%	-7.60%	4.83%

Class B Shares – Before Taxes[2]	7.62%	-7.83%	4.75%

Class C Shares – Before Taxes[2,3]	11.61%	-7.06%	5.14%

Class D Shares – Before Taxes	8.61%	-7.01%	5.17%

Class D Shares – After Taxes on Distributions	8.61%	-7.56%	3.59%

Class D Shares – After Taxes on Distributions and Sales of Shares[4]	5.60%	-5.94%	4.03%

Class R Shares – Before Taxes[2]	13.13%	-6.25%	5.60%

Institutional Service Class Shares – Before Taxes[2]	13.75%	-6.15%	5.65%

Institutional Class Shares – Before Taxes[2]	13.66%	-6.16%	5.65%

Russell Midcap Growth® Index[5]	15.48%	-3.36%	11.23%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares. For all classes, returns before May 11, 1998 reflect the performance of the Fund’s predecessor fund. Between September 1, 2000 and September 29, 2004, the Fund’s investment strategy was broadened from a focus on mid-cap growth stocks to a more general focus on mid-and small-cap growth stocks. On September 29, 2004, the Fund returned to a mid-cap strategy with greater focus on companies it considers “leaders.”

2	Returns through May 11, 1998 include the performance of the Fund’s predecessor Fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (December 30, 2003), Institutional Service Class shares (which have not yet commenced operations), and the Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R shares would have been lower.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

4	The after-tax lifetime performance of Class D shares assumes that losses generated by the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class D shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

5	The Russell Midcap Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2005. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell Midcap Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

GARTMORE LEADERSHIP SERIES	5

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SECTION 1	GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment) [1]	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	4.50%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	None	0.40%[8]	None	None

Other Expenses	0.85%	0.80%	0.80%	0.80%	1.00%	0.80%	0.80%

Total Annual Fund Operating Expenses	1.90%	2.60%	2.60%	1.60%	2.20%	1.60%	1.60%

Amount of Fee Waiver/Expense Reimbursement	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements) [9]	1.50%	2.20%	2.20%	1.20%	1.80%	1.20%	1.20%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	This fee reflects changes to the contractual management fee for the Fund, effective March 1, 2004.

8
The maximum “Distribution and/or Service (12b-1) Fees” permitted under such Plan is 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

6	GARTMORE LEADERSHIP SERIES

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SECTION 1	GARTMORE MID CAP GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*.	$719	$1,101	$1,507	$2,639

Class B shares	$723	$1,071	$1,545	$2,654

Class C shares	$323	$771	$1,345	$2,905

Class D shares	$567	$895	$1,246	$2,232

Class R shares	$183	$650	$1,143	$2,503

Institutional Service Class shares	$122	$466	$833	$1,866

Institutional Class shares	$122	$466	$833	$1,866

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$223	$771	$1,345	$2,654

Class C shares	$223	$771	$1,345	$2,905

**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES	7

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 SECTION 1   GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

U.S. Leader a U.S. company that the Fund’s management believes to have a strong franchise capable of taking advantage of its position in the marketplace. Because these companies have reputations for quality management and superior products and services, the Fund’s management expects them to become dominant in their industries. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States or if its stock trades primarily in the United States.

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities. The portfolio manager seeks companies which generally meet one of the following characteristics:

•	above-average revenue growth
•	above-average earnings growth
•	consistent earnings growth
•	attractive valuation

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. Typically, the Fund holds a core group of 20 to 30 common stocks of large-cap companies.

The Fund usually sells portfolio securities if:

•	the outlook of a company’s earnings growth becomes less attractive
•	more favorable opportunities are identified, or
•	the company’s stock price has increased significantly

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Standard and Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), or other funds with similar investment objectives and strategies.

Non-diversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

8	GARTMORE LEADERSHIP SERIES

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 SECTION 1   GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares*
(years ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual total returns would be lower than those shown.
Average annual total returns[1] As of December 31, 2004	One Year	Since Inception (December 28, 2001)

Class A shares – Before Taxes	11.53%	9.34%

Class A shares – After Taxes on Distributions	11.53%	9.34%

Class A shares – After Taxes on Distributions and Sale of Shares	9.86%	8.74%

Class B shares – Before Taxes	12.43%	9.88%

Class C shares – Before Taxes[2]	16.53%	10.69%

Class R shares – Before Taxes[3]	18.00%	10.90%[3]

Institutional Service Class shares – Before Taxes	18.39%	11.63%

Institutional Class shares – Before Taxes	18.45%[4]	11.65%[4]

S&P 500 Index[5]	11.04%	3.64%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class R shares (10/1/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE LEADERSHIP SERIES	9

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SECTION 1   GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[10]	None	None

Other Expenses	1.49%	1.47%	1.47%	1.67%	1.68%	1.47%[8]

Total Annual Fund Operating Expenses	2.54%	3.27%	3.27%	2.87%	2.48%	2.27%

Amount of Fee Waiver/ Expense Reimbursement[9]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	1.47%	2.20%	2.20%	1.80%	1.41%	1.20%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Choosing a Share Class—Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class – Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Effective July 1, 2004, the management fee was lowered to the fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8	As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”), on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9	The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006 . The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

10	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the Class R shares average daily net assets. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

10	GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE NATIONWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$716	$1,224	$1,757	$3,209

Class B shares	$723	$1,207	$1,815	$3,248

Class C shares	$323	$907	$1,615	$3,495

Class R shares	$183	$788	$1,419	$3,118

Institutional Service Class shares	$144	$670	$1,224	$2,735

Institutional Class shares	$122	$606	$1,117	$2,522

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$223	$907	$1,615	$3,248

Class C shares	$223	$907	$1,615	$3,495

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES	11

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Small Cap Leader a company that the Fund’s management believes is within a top business sector and is capable of taking advantage of its positioning within that business sector.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities of issuers considered to be small-cap companies as of the time of investment. The Fund generally holds between 50 and 70 securities considered to be or to have the potential to be Small Cap Leaders.

The Fund is managed using a multi-team approach. One team employs a small cap growth style while the other uses a small cap value style. Each team typically manages approximately equal portions of the Fund’s assets, investing in approximately 25 to 35 securities, although at times more of the Fund’s assets may be allocated to either growth or value, depending on market conditions.

The Gartmore Small Cap Growth Team invests in securities of undiscovered, emerging growth small cap companies in an attempt to provide investors with potentially higher returns than funds that invest primarily in larger, more established companies. This team focuses on securities that exhibit some or all of the following characteristics:

•	above-average earnings growth
•	attractive valuation
•	development of new products, technologies or markets
•	high-quality balance sheet
•	a strong management team

The Small Cap Growth Team considers selling a particular security due to:

•	any change in company fundamentals from the time of the original investment
•	the company’s market capitalization reaching twice the Fund’s buying range
•	deterioration of the stock’s valuation such that other attractive stocks are available more cheaply
•	management’s actions that are not in shareholders’ best interests
•	weakening financial stability

The Gartmore Small Cap Value Team looks at factors such as earnings momentum and relative value, management action and price trends when selecting securities. This team focuses on securities that exhibit some or all of the following characteristics:

•	attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises)
•	long-term growth prospects of the company and its industry
•	level of duress a company is experiencing
•	price-to-earnings ratio and price-to-free cash flow ratio that, in the team’s opinion, reflect the best standards of value
•	quality of earnings

The Small Cap Value Team considers selling a security when:

•	a company’s market capitalization exceeds the benchmark capitalization range
•	long-term growth prospects deteriorate
•	more compelling investment values are identified
•	near-term reported or pre-announced earnings are disappointing and recurring
•	the stock attains full valuation relative to stocks of similar companies or reaches the team’s price target

The Fund may invest without limit in initial public offerings (“IPOs”) of small cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

12	GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small cap risk – in general, stocks of small cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth versus value style risk – over time growth and value investing styles may go in and out of favor, usually not at the same time, causing the Fund to sometimes underperform other equity funds that use different investing styles.There is a risk that the Fund’s management may allocate a greater portion of the Fund’s assets to growth when value is more in favor, or vice-versa.

Initial public offering risk – availability of initial public offerings (IPOs) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not provided, because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

GARTMORE LEADERSHIP SERIES	13

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs) [7]	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses[8]	3.40%	3.25%	3.25%	3.45%	3.40%	3.25%

Total Annual Fund Operating Expenses[8]	4.60%	5.20%	5.20%	4.80%	4.35%	4.20%

Amount of Fee Waivers/Expense Reimbursements	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%

Total Operating Expenses After Waivers/ Reimbursements[9]	1.75%	2.35%	2.35%	1.95%	1.50%	1.35%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains, or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Since the Fund has not completed a full fiscal year, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.35% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

14	GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE SMALL CAP LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years

Class A Shares*	$743	$1,641

Class B Shares	$738	$1,604

Class C Shares	$338	$1,304

Class R Shares	$198	$1,189

Institutional Service Class Shares	$153	$1,059

Institutional Class Shares	$137	$1,015

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**
	1 Year	3 Years

Class B shares	$238	$1,304

Class C shares	$238	$1,304

**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES	15

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term growth.

U.S. Growth Leader a U.S. company that the Fund’s management believes has a strong and improving franchise capable of taking advantage of growth opportunities. Because these companies have high growth potential and reputations for quality management and superior products and services, the Fund’s management expects them to become dominant in their industries. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. Growth Leaders. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of companies of any size whose earnings are expected to grow faster than those of other companies in the market.

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. The Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The Fund usually sells portfolio securities if:

•	it appears unlikely that earnings expectations will be met
•	the price of the security is or becomes overvalued
•	the outlook of a company’s earnings growth becomes less attractive, and/or
•	more favorable opportunities are identified

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Standard and Poor’s 500® Composite Stock Price Index (S&P 500 Index), or other funds with similar investment objectives and strategies.

Growth style risk – over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Non-diversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s net assets in a select group of companies in software and related technology industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

16	GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.
Average annual total returns[1]	1 Year	Since Inception (June 30, 2000)
As of December 31, 2004

Class A shares – Before Taxes	5.95%	-1.55%

Class A shares – After Taxes on Distributions	5.95%	-1.94%

Class A shares – After Taxes on Distributions and Sale of Shares	3.87%	-1.56%[2]

Class B shares – Before Taxes	6.59%	-1.35%

Class C shares – Before Taxes[3,4]	10.64%	-0.78%

Class R shares – Before Taxes[4]	12.20%	-0.81%

Institutional Service Class shares – Before Taxes	12.49%	0.01%

Institutional Class shares – Before Taxes[5]	12.60%	0.04%

S&P 500 Index[6]	11.04%	-2.42%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4
Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced, because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

5
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

6
The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE LEADERSHIP SERIES	17

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees (paid directly	Class A	Class B	Class C	Class R		Institutional	Institutional
	Shares	Shares	Shares	Shares		Service	Class
from your investment)						Class Shares	Shares

Maximum Sales Charge (Load) Imposed upon Purchases (as a percentage of offering price)	5.75%[2]	None	None	None		None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None		None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%		2.00%	2.00%

Applies only to exchanges and redemptions within 30 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares		Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed) [7]	0.90%	0.90%	0.90%	0.90%		0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%	[10]	None	None

Other Expenses	0.49%	0.40%	0.40%	0.60%		0.63%	0.40%[8]

Total Annual Fund Operating Expenses[9]	1.64%	2.30%	2.30%	1.90%		1.53%	1.30%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class – Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class – Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	The management fee is a base fee and may increase or decrease, depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004, and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.30% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.80% for Class A shares, 2.15% for Class R shares and 1.55% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

10
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

18	GARTMORE LEADERSHIP SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$732	$1,063	$1,415	$2,407

Class B shares	$733	$1,018	$1,430	$2,393

Class C shares	$333	$718	$1,230	$2,636

Class R shares	$193	$597	$1,026	$2,222

Institutional Service Class shares	$156	$483	$834	$1,824

Institutional Class shares	$132	$412	$713	$1,568

* Assumes a CDSC charge does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$233	$718	$1,230	$2,393

Class C shares	$233	$718	$1,230	$2,636

**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES	19

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SECTION 1	GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

Worldwide Leader a company located anywhere in the world that portfolio management believes is well positioned to take advantage of growth opportunities in its industry. Worldwide leaders include both:

•	companies that appear to offer long-term strategic growth opportunities because of their strong competitive advantage within key growth segments, and

•	companies that appear to offer short-term tactical opportunities based on current circumstances.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the Fund’s management believes are, or have the potential to be, Worldwide Leaders. Some of the companies will be multi-national companies operating globally, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund invests in securities from at least three different countries.

The Fund’s management evaluates which industries appear to offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which the their securities are traded. It conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, management pinpoints companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, for efficient portfolio management.

The Fund is nondiversified, which means that it may invest a significant portion of the Fund’s assets in the securities of a single or small number of companies. Typically, the Fund holds securities of approximately 30 common stocks.

Gartmore Mutual Fund Capital Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade goes down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) World IndexSM, or other funds with similar investment objectives and strategies.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Foreign risk – the Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

20	GARTMORE LEADERSHIP SERIES

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SECTION 1	GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual total returns would be lower than those shown.
Average annual total returns[1] As of December 31, 2004	1 Year	Since Inception (August 30, 2000)

Class A shares – Before Taxes	8.43%	-5.38%

Class A shares – After Taxes on Distributions	8.37%	-5.39%

Class A shares – After Taxes on Distributions and Sale of Shares	5.55%	-4.50%[2]

Class B shares – Before Taxes	9.18%	-5.20%

Class C shares – Before Taxes[3,4]	13.18%	-4.66%

Class R shares – Before Taxes[4]	14.94%	-4.61%

Institutional Service Class shares – Before Taxes	15.02%	-3.86%

Institutional Class shares – Before Taxes[5]	15.22%	-3.82%

MSCI World Index[6]	15.25%	-1.89%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for “Class A shares – After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

4	Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced, because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

5	Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

6	The MSCI World Index is an unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of companies whose securities are listed on the stock exchanges of the United States, Europe, Canada, Australia and the Far East. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE LEADERSHIP SERIES	21

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SECTION 1	GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

	Class A	Class B	Class C	Class R	Institutional	Institutional
Annual Fund Operating Expenses	Shares	Shares	Shares	Shares	Service	Class
(deducted from Fund assets)					Class Shares	Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[10]	None	None

Other Expenses	0.64%	0.59%	0.59%	0.79%	0.84%	0.59%[8]

Total Annual Fund Operating Expenses	1.79%	2.49%	2.49%	2.09%	1.74%	1.49%

Amount of Fee Waiver/Expense Reimbursement[9]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	1.70%	2.40%	2.40%	2.00%	1.65%	1.40%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends, or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8	As the Institutional Class had not completed a full fiscal year as of the date of this prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004, and October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9	The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.40% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount is paid more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A shares and 2.15% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

10	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

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SECTION 1 GARTMORE WORLDWIDE LEADERS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$738	$1,098	$1,481	$2,552

Class B shares	$743	$1,067	$1,517	$2,567

Class C shares	$343	$767	$1,317	$2,819

Class R shares	$203	$646	$1,115	$2,414

Institutional Service Class shares	$168	$539	$935	$2,044

Institutional Class shares .	$143	$462	$805	$1,772

*Assumes a CDSC does not apply

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$243	$767	$1,317	$2,567

Class C shares	$243	$767	$1,317	$2,819

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE LEADERSHIP SERIES	23

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk – Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings
•	production
•	management
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk – Foreign securities in which the Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability
•	the impact of currency exchange rate fluctuations
•	reduced information about issuers
•	higher transaction costs
•	less stringent regulatory and accounting standards
•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market), and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Depositary receipts – Certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

Convertible securities – are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

Derivatives – a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations
•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets
•	the Fund may suffer disproportionately heavy losses relative to the amount invested
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

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SECTION 2 FUND DETAILS (con’t.)

Securities lending – Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Temporary investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. Government securities
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	prime quality commercial paper
•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

GARTMORE LEADERSHIP SERIES	25

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SECTION 3 FUND MANAGEMENT

Investment Adviser and Subadviser

Gartmore Mutual Fund Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund and Gartmore U.S. Growth Leaders Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Worldwide Leaders Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts.

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser for Gartmore Worldwide Leaders Fund and manages the Fund’s assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions and executes them by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom. and Japan) had more than $80.2 billion in net assets under management as of December 31, 2004.

Management Fees

The Funds pay their respective investment advisers a base management fee on each Fund’s average daily net assets. From its management fee, Gartmore Global Asset Management Trust pays Gartmore Global Partners a subadvisory fee on the Gartmore Worldwide Leaders Fund’s average daily net assets.

Performance-Based Fees: Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund

Effective July 1, 2004, the management fee payable by the Funds, as expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, was lowered to the base fee set forth below. See “Management and Subadvisory Fees”. The base management fee for both Funds and the base subadvisory fee for Gartmore Worldwide Leaders Fund, may increase or decrease depending on how Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund perform relative to their respective benchmarks. The Funds’ benchmarks for determining these performance-based fees are:

Gartmore Nationwide Leaders Fund	S&P 500 Index
Gartmore Worldwide Leaders Fund	MSCI World Index

The Gartmore Nationwide Leaders Fund pays Gartmore Mutual Fund Capital Trust and Gartmore Worldwide Leaders Fund pays Gartmore Global Asset Management Trust a base management fee which may be adjusted upward or downward depending on each Fund’s performance relative to its respective benchmark. Thus, if a Fund outperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the maximum management fees listed below. Conversely, if a Fund underperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 1 percentage point and Gartmore Mutual Fund Capital Trust and Gartmore Global Asset Management Trust will each receive their respective applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The base rate and the performance rate are applied separately. The base rate is applied to each such Fund’s average net assets over the most recent quarter, while the performance adjustment percentage is applied to each Fund’s average net assets over the 12 month rolling performance period. The corresponding dollar values are then added to arrive at each Fund’s respective overall advisory fee for the current period. The Statement of Additional Information contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund’s average quarterly net assets and includes breakpoints so fees decrease as assets increase.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

The first such payment or penalty, if any, will be made at the end of September 2005 for Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund (15 months after implemention of the performance-based fees on July 1, 2004.) Thereafter, performance adjustments will be made quarterly.

26	GARTMORE LEADERSHIP SERIES

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SECTION 3 FUND MANAGEMENT (con’t.)

Performance-Based Fees: Gartmore U.S. Growth Leaders Fund

The Gartmore U.S. Growth Leaders Fund pays Gartmore Mutual Fund Capital Trust a base management fee which may be adjusted upward or downward depending on the Fund’s performance relative to its benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month rolling period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month rolling period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12% and Gartmore Mutual Fund Capital Trust will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The base rate and the performance rate are applied separately. The base rate is applied to the U.S. Growth Leaders Fund’s average net assets over the most recent quarter, while the performance adjustment percentage is applied to the U.S. Growth Leaders Fund’s average net assets over the 36 month rolling performance period. The corresponding dollar values are then added to arrive at the overall Gartmore Mutual Fund Capital Trust advisory fee for the current period. The Statement of Additional Information contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund’s average quarterly net assets and includes breakpoints so fees decrease as assets increase.

GARTMORE LEADERSHIP SERIES	27

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SECTION 3 FUND MANAGEMENT (con’t.)

Management and Subadvisory Fees

This table shows the base management and subadvisory fees, expressed as a percentage of each Fund’s average daily net assets, as well as the maximum and minimum fees, if applicable. It does not take into account any applicable waivers.

Net Assets	Minimum Fee		Base Fee		Maximum Fee
	Management	Subadvisory	Management	Subadvisory	Management	Subadvisory

Gartmore Mid Cap Growth Leaders Fund

On assets up to $250 million	—	—	0.80%	—	—	—

On assets of $250 million up to $1 billion	—	—	0.77%	—	—	—

On assets of $1 billion up to $2 billion	—	—	0.74%	—	—	—

On assets of $2 billion up to $5 billion	—	—	0.71%	—	—	—

On assets of $5 billion and more	—	—	0.68%	—	—	—

Gartmore Nationwide Leaders Fund

On assets up to $500 million	0.70%	—	0.80%	—	0.90%	—

On assets of $500 million and more but less than $2 billion	0.60%	—	0.70%	—	0.80%	—

On assets of $2 billion and more	0.55%	—	0.65%	—	0.75%	—

Gartmore Small Cap Leaders Fund

All assets	—	—	0.95%	—	—	—

Gartmore U.S. Growth Leaders Fund

On assets up to $500 million	0.68%	—	0.90%	—	1.12%	—

On assets of $500 million and more but less than $2 billion	0.62%	—	0.80%	—	0.98%	—

On assets of $2 billion and more	0.59%	—	0.75%	—	0.91%	—

Gartmore Worldwide Leaders Fund

On assets up to $500 million	0.80%	0.350%	0.90%	0.450%	1.00%	0.550%

On assets of $500 million and more but less than $2 billion	0.75%	0.325%	0.85%	0.425%	0.95%	0.525%

On assets of $2 billion and more	0.70%	0.300%	0.80%	0.400%	0.90%	0.500%

Actual Management and Subadvisory Fees Paid, Net of Fee Waivers During Fiscal Year Ended October 31, 2004
	Management Fees	Subadvisory Fees
Gartmore Mid Cap Growth Leaders Fund	0.88%	n/a
Gartmore Nationwide Leaders Fund	0.87%	n/a
Gartmore Small Cap Leaders Fund	n/a	n/a
Gartmore U.S. Growth Leaders Fund	1.07%	n/a
Gartmore Worldwide Leaders Fund	0.57%	0.40%

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SECTION 3 FUND MANAGEMENT (con’t.)

Portfolio Management
Gartmore Mid Cap Growth Leaders Fund

Joseph C. O’Connor is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. O’Connor is a portfolio manager with the Fund’s Adviser. He also is a managing director of Gartmore Separate Accounts LLC, an affiliate of the Adviser, where he is primarily responsible for the management of the mid-cap portfolio. Previously, Mr. O’Connor was senior vice president, managing director and board member of GROUPAMA Asset Management N.A. (“GROUPAMA”), which he joined in 2000. In May 2003, Gartmore acquired GROUPAMA and renamed the firm Gartmore Separate Accounts, LLC. Gartmore Separate Accounts assumed the investment advisory and operational responsibilities of GROUPAMA. Mr. O’Connor also served as managing director of the Corporate Bond Department of Donaldson, Lufkin & Jenrette from 1989 to 2000.

The Portfolio Manager’s Past Performance

The following information is intended to show Mr. O’Connor’s past experience in managing accounts with substantially similar investment objectives, policies and strategies as the Fund. The investment results show the net historical performance of the mid-cap equity composite of Gartmore Separate Accounts LLC. Performance is shown since April 2000 when Mr. O’Connor became responsible for the accounts in the Composite. The Composite uses a growth style of equity portfolio management with a market-cap range similar to that of the Russell Midcap Growth Index, the Fund’s benchmark, which has also been included for comparison. The Russell Midcap Growth Index is an unmanaged index of stocks of medium-sized U.S. companies and includes securities that are similar, but not identical, to those in the Fund and the Composite.

Net Annualized Returns as of September 30, 2004
	Gartmore Mid Cap Equity Composite	Russell Midcap Growth Index

1 year ended September 30, 2004

Period from April 1, 2000 until

September 30, 2004*

*Performance since Joseph O’Connor became manager of the Composite. From April 2000 through May 12, 2003, the performance reflects the Composite of GROUPAMA, which preceded Gartmore Separate Accounts, LLC as adviser of the Composite.

The performance information about the Composite has been included for comparison purposes. The performance is separate and distinct from the Fund. It does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

Performance results are shown “net” of investment management fees, which are lower than the total fees for each class of the Fund. Performance does not reflect sales charges that apply to the Fund’s Class A, B, C and D shares. If the Fund’s higher expenses and applicable sales charges were reflected, the performance of the Composite would be lower. Performance reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

The performance of the Composite may not be comparable to the Fund’s performance because of the following differences:

•	brokerage commissions and dealer spreads
•	expenses (including management fees)
•	the size of investments in particular securities relative to the portfolio size
•	the timing of purchases and sales (including the effect of market conditions at that time)
•	cash flows into the portfolio
•	the availability of cash for new investments
•	unlike the Fund, the private accounts included in the Composite are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.
•	performance calculations for the Composite index were based on methodology of the Association for Investment Management & Research, which is different from that of the U.S. Securities and Exchange Commission and could cause different performance data for identical time periods.

Composite returns include portfolios that meet the following criteria: full discretionary investment authority; under management for at least one full reporting period; and following common investment strategies. The performance results include one non-fee paying proprietary account from August 13, 2003.

GARTMORE LEADERSHIP SERIES	29

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SECTION 3 FUND MANAGEMENT (con’t.)

Gartmore Nationwide Leaders Fund

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He currently also manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Mr. Haubold joined Gartmore Mutual Fund Capital Trust in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. Between 1997 and 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter & Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson and Sherrard, LLP, which is now part of Morgan Stanley Asset Management. Mr. Haubold has over 20 years investment management experience.

Gartmore Small Cap Leaders Fund

Carl Wilk, senior portfolio manager of the Gartmore Small Cap Growth Team, and Gary Haubold, senior portfolio manager of the Gartmore Small Cap Value Team, are co-portfolio managers, responsible for day-to-day management of the Fund.

Gartmore Small Cap Growth Team Members

Carl P. Wilk, CFP joined Gartmore in April 2002. Previously, Mr. Wilk was senior portfolio manager and partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small-company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has more than 17 years experience managing micro- and small-capitalization securities.

Karl Knas, CPA, joined the Gartmore Small Cap Growth Team in March 2003. Previously, he was an equity research analyst at SoundView Technology Group from August 2001. Between February and August 2001, he was an equity research associate at Salomon Smith Barney. From January 2000 through February 2001, he was in business development at Telution. Between August 1999 and January 2000, he was studying for his M.B.A. at the University of Chicago.

Gartmore Small Cap Value Team Members

Gary D. Haubold, CFA, has 20 years of investment experience and joined Gartmore in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. See “Gartmore Nationwide Leaders Fund” above for more information regarding Mr. Haubold’s investment management experience.

William Gerlach joined the Gartmore Small Cap Value Team in December 2003. From 1991 until he joined Gartmore, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson and Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

Charles Purcell joined the Gartmore Small Cap Value Team in December 2003. From 1994, he held numerous positions at Morgan Stanley Investment Management – Miller Anderson and Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

Gartmore U.S. Growth Leaders Fund

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Baggini joined Gartmore in March 2000. Previously, he served as portfolio manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined Gartmore in May 2002. He came from Brown Brothers Harriman & Company where he served from 2000 to 2002 as a portfolio manager and a risk manager in the private client group. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management for institutional investors and hedge funds.

Gartmore Worldwide Leaders Fund

Gartmore Global Partners takes a team approach to portfolio management, allowing investors to benefit from the skills of all members of the team. Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore Worldwide Leaders Fund.

Mr. Rogan joined Gartmore Investment Management plc, an affiliate of the Fund’s Subadviser, in September 1997 as head of Asia Pacific Equities. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global Equities management teams. In January 2001, Mr. Rogan accepted responsibility for the Global Equity Team. Previously, Mr. Rogan worked for Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997); Flemings in London where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992); and Touche Remnant where he specialized in Pacific and Emerging Markets (1982-1985).

30	GARTMORE LEADERSHIP SERIES

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you,
•	how long you expect to own your shares,
•	how much you intend to invest,
•	total costs and expenses associated with a particular share class, and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class D, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A and Class D Shares

Front-end sales charge up to 5.75% for Class A shares and 4.50% for Class D shares	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.
No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. With respect to such purchases, a finders fee of up to 1.00% on investments in Class A shares that were not subject to a sales charge may be paid to your financial adviser or other intermediary. The CDSC covers the finders fee paid by the Distributor to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares
	Sales Charge as a percentage of		Dealer
Amount of Purchase	Offering Price	Net Amount Invested (approximately)	Commission as Percentage of Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	5232.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A and Class D Shares without a Sales Charge” below.

Class D Shares

Class D shares are available to the following:

•
Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity

•	Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-end Sales Charges for Class D Shares
	Sales Charge as a percentage of		Dealer
Amount of Purchase	Offering Price	Net Amount Invested (approximately)	Commission as Percentage of Offering Price

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to $99,999	4.00	4.17	3.50

$100,000 to $249,999	3.00	3.09	2.50

$250,000 to $499,999	2.50	2.56	1.75

$500,000 to $999,999	2.00	2.04	1.25

$1 million to $24,999,999	0.50	0.50	0.50

$25 million or more	None	None	None*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A and Class D Shares without a Sales Charge” below.

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges” and “Waiver of Class A and Class D Sales Charges” below and “Reduction of Class A and Class D Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A Larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)

•
directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)

•	any person who pays for shares with proceeds from one of the following sales:

•	sales of non-Gartmore Fund shares

•	sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

•	retirement plans. (Class A shares only)

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates

•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.

•	mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.

•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%
Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only to Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,

•	the total expenses of the share class , and

•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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 SECTION 4   INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

 Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Fund(s);
•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;
•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4   INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class D, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase	*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redeamption by mailing or faxing a letter to letter Gartmore Funds. The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Fund may record telephone instructions to sell shares and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.	By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
•  Your financial institution may also charge a fee for receiving the wire.
•  Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Minimum Investments – Class A, Class D, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)

Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000

Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments – Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments – Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances – Class A, Class D, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class D, Class B or Class C shares only) falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

GARTMORE LEADERSHIP SERIES	39

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted, or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

40	GARTMORE LEADERSHIP SERIES

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading		Restrictions on Transactions

The Funds seek to deter short-term or excessive trading (often described as “market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:		The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

• restrict purchases or exchanges that they or their agents believe constitute excessive trading.
•	disrupt portfolio management strategies,	• reject transactions that violate a Fund’s excessive trading policies or its exchange limits
•	increase brokerage and other transaction costs, and
•	negatively affect fund performance.
The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.
Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing” ). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

In general:

• an exchange equaling 1% or more of a Fund’s NAV may be rejected and
• redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place, as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.
The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.
Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

GARTMORE LEADERSHIP SERIES	41

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

42	GARTMORE LEADERSHIP SERIES

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•	shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

GARTMORE LEADERSHIP SERIES	43

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SECTION 5  DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. Realized capital gains are distributed annually. All income and capital gains distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends (other than qualified dividend income received by individuals), as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

44	GARTMORE LEADERSHIP SERIES

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SECTION 6  GARTMORE MID CAP GROWTH LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors. Performance is not included for Gartmore Small Cap Leaders Fund, because the Fund began operations on December 29, 2004, and had not yet completed one full calendar year of operation as of the date of this prospectus.

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Year Ended October 31, 2000 (d)	$19.70	(0.27)	10.63	10.36	(1.37)	(1.37)	$28.69	56.20%	$22,612	1.47%	(0.95%)	1.67%	(1.15%)	330.32%
Year Ended October 31, 2001	$28.69	(0.16)	(15.19)	(15.35)	(2.41)	(2.41)	$10.93	(57.29%)	$ 6,601	1.63%	(1.00%)	2.75%	(2.12%)	698.74%
Year Ended October 31, 2002	$10.93	(0.14)	(2.29)	(2.43)	—	—	$ 8.50	(22.23%)	$ 4,880	1.59%	(1.27%)	2.20%	(1.88%)	432.60%
Year Ended October 31, 2003	$ 8.50	(0.12)	2.92	2.80	—	—	$11.30	32.94%	$ 6,441	1.55%	(1.27%)	1.99%	(1.71%)	365.45%
Year Ended October 31, 2004	$11.30	(0.12)	0.34	0.22	—	—	$11.52	1.95%	$ 5,769	1.50%	(0.97%)	1.98%	(1.44%)	405.85%

Class B Shares
Year Ended October 31, 2000 (d)	$19.44	(0.42)	10.59	10.17	(1.37)	(1.37)	$28.24	55.97%	$ 7,608	2.10%	(1.57%)	2.35%	(1.82%)	330.32%
Year Ended October 31, 2001	$28.24	(0.22)	(15.21)	(15.43)	(2.41)	(2.41)	$10.40	(58.60%)	$ 3,985	2.23%	(1.60%)	3.67%	(3.04%)	698.74%
Year Ended October 31, 2002	$10.40	(0.19)	(2.18)	(2.37)	—	—	$ 8.03	(22.79%)	$ 3,005	2.25%	(1.94%)	2.90%	(2.59%)	432.60%
Year Ended October 31, 2003	$ 8.03	(0.18)	2.76	2.58	—	—	$10.61	32.13%	$ 3,663	2.24%	(1.96%)	2.68%	(2.40%)	365.45%
Year Ended October 31, 2004	$10.61	(0.18)	0.31	0.13	—	—	$10.74	1.23%	$ 3,324	2.20%	(1.66%)	2.67%	(2.13%)	405.85%

Class C Shares
Period Ended October 31, 2001 (e)	$13.46	(0.07)	(2.98)	(3.05)	—	—	$10.41	(22.66%)(f)	$ 52	2.23%(g)	(1.76%)(g)	4.38%(g)	(3.91%)(g)	698.74%
Year Ended October 31, 2002	$10.41	(0.19)	(2.18)	(2.37)	—	—	$ 8.04	(22.77%)	$ 45	2.25%	(1.94%)	2.90%	(2.59%)	432.60%
Year Ended October 31, 2003	$ 8.04	(0.16)	2.74	2.58	—	—	$10.62	32.09%	$ 69	2.24%	(1.96%)	2.69%	(2.41%)	365.45%
Year Ended October 31, 2004	$10.62	(0.16)	0.29	0.13	—	—	$10.75	1.22%	$ 77	2.20%	(1.65%)	2.69%	(2.14%)	405.85%

Class D Shares
Year Ended October 31, 2000	$19.69	(0.14)	10.57	10.43	(1.37)	(1.37)	$28.75	56.61%	$36,090	1.10%	(0.55%)	1.30%	(0.75%)	330.32%
Year Ended October 31, 2001	$28.75	(0.11)	(15.20)	(15.31)	(2.41)	(2.41)	$11.03	(57.00%)	$15,079	1.30%	(0.69%)	2.51%	(1.90%)	698.74%
Year Ended October 31, 2002	$11.03	(0.11)	(2.32)	(2.43)	—	—	$ 8.60	(22.03%)	$10,192	1.27%	(0.97%)	1.90%	(1.60%)	432.60%
Year Ended October 31, 2003	$ 8.60	(0.10)	2.97	2.87	—	—	$11.47	33.37%	$11,747	1.24%	(0.96%)	1.69%	(1.40%)	365.45%
Year Ended October 31, 2004	$11.47	(0.08)	0.34	0.26	—	—	$11.73	2.27%	$10,857	1.20%	(0.66%)	1.67%	(1.13%)	405.85%

Class R Shares
Period Ended October 31, 2004 (h)	$11.47	(0.11)	0.32	0.21	—	—	$11.68	1.83%(f)	$ 1	1.72%(g)	(1.16%)(g)	2.09%(g)	(1.53%)(g)	405.85%

Institutional Class Shares
Period Ended October 31, 2004 (i)	$11.23	(0.01)	0.51	0.50	—	—	$11.73	4.45%(f)	$ 1	1.08%(g)	(0.69%)(g)	2.50%(g)	(2.11%)(g)	405.85%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Net investment income (losses) is based on average shares outstanding during the period.
(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f)	Not annualized.
(g)	Annualized.
(h)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.
(i)	For the period from September 28, 2004 (commencement of operations) through October 31, 2004.
See notes to financial statements.

GARTMORE LEADERSHIP SERIES	45

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SECTION 6  GARTMORE NATIONWIDE LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Period Ended October 31, 2002 (d)	$10.00	0.02	(0.55)	(0.53)	(0.01)	(0.01)	$ 9.46	(5.34%)(f)	$ 891	1.45%(g)	0.23%(g)	4.93%(g)	(3.25%)(g)	60.54%
Year Ended October 31, 2003	$ 9.46	—	1.98	1.98	(0.04)	(0.04)	$11.40	20.97%	$1,351	1.45%	(0.04%)	3.23%	(1.82%)	196.86%
Year Ended October 31, 2004	$11.40	(0.04)	1.18	1.14	—	—	$12.54	10.00%	$1,445	1.47%	(0.31%)	2.61%	(1.46%)	230.95%

Class B Shares
Period Ended October 31, 2002 (d)	$10.00	(0.05)	(0.55)	(0.60)	—	—	$ 9.40	(6.00%)(f)	$ 317	2.20%(g)	(0.58%)(g)	5.78%(g)	(4.16%)(g)	60.54%
Year Ended October 31, 2003	$ 9.40	(0.09)	1.97	1.88	(0.01)	(0.01)	$11.27	20.08%	$ 350	2.20%	(0.74%)	4.11%	(2.65%)	196.86%
Year Ended October 31, 2004	$11.27	(0.12)	1.17	1.05	—	—	$12.32	9.32%	$ 410	2.20%	(1.05%)	3.34%	(2.20%)	230.95%

Class C Shares
Period Ended October 31, 2002 (d)	$10.00	(0.05)	(0.55)	(0.60)	—	—	$ 9.40	(6.00%)(f)	$ 243	2.21%(g)	(0.60%)(g)	5.80%(g)	(4.19%)(g)	60.54%
Year Ended October 31, 2003	$ 9.40	(0.08)	1.96	1.88	(0.01)	(0.01)	$11.27	20.08%	$ 358	2.20%	(0.82%)	3.95%	(2.57%)	196.86%
Year Ended October 31, 2004	$11.27	(0.12)	1.16	1.04	—	—	$12.31	9.32%	$ 404	2.20%	(1.05%)	3.34%	(2.20%)	230.95%

Class R Shares
Period Ended October 31, 2003 (e)	$10.98	(0.01)	0.31	0.30	—	—	$11.28	2.73%(f)	$ 1	1.80%(g)	(1.11%)(g)	(1.90%)(g)	(1.21%)(g)	196.86%
Year Ended October 31, 2004	$11.28	(0.08)	1.17	1.09	—	—	$12.37	9.66%	$ 1	1.81%	(0.69%)	2.91%	(1.79%)	230.95%

Institutional Service Class Shares
Period Ended October 31, 2002 (d)	$10.00	0.03	(0.55)	(0.52)	(0.01)	(0.01)	$ 9.47	(5.23%)(f)	$ 778	1.32%(g)	0.39%(g)	4.74%(g)	(3.03%)(g)	60.54%
Year Ended October 31, 2003	$ 9.47	—	1.99	1.99	(0.04)	(0.04)	$11.42	21.10%	$1,395	1.38%	0.01%	3.06%	(1.67%)	196.86%
Year Ended October 31, 2004	$11.42	(0.03)	1.18	1.15	—	—	$12.57	10.07%	$2,377	1.41%	(0.27%)	2.56%	(1.42%)	230.95%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$12.22	(0.01)	0.37	0.36	—	—	$12.58	2.95%(f)	$ 1	1.12%(g)	(0.17%)(g)	2.44%(g)	(1.50%)(g)	230.95%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001.

(e)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
See notes to financial statements.

46	GARTMORE LEADERSHIP SERIES

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SECTION 6	GARTMORE U.S. GROWTH LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	investment	distributions	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	income		value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities			end of		of period	net assets	income	reimburse-	income
	of period		gains				period		(000s)		(loss)	ments) to	(loss)
			(losses) on								to average	average net	(prior to
			investments								net assets	assets (b)	reimburse-
													ments) to
													average net
													assets (b)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	(0.01)	1.65	1.64	—	—	$11.64	16.40%(h)	$ 1,411	1.20%(i)	(0.30%)(i)	8.29%(i)	(7.39%)(i)	124.62%
Year Ended October 31, 2001	$11.64	(0.08)	(5.13)	(5.21)	(0.41)	(0.41)	$ 6.02	(45.81%)	$ 1,195	1.60%	(1.04%)	7.91%	(7.35%)	944.67%
Year Ended October 31, 2002	$ 6.02	(0.07)	(0.46)	(0.53)	—	—	$ 5.49	(8.80%)	$ 1,356	1.57%	(1.20%)	3.04%	(2.67%)	773.95%
Year Ended October 31, 2003	$ 5.49	(0.03)	2.76	2.73	—	—	$ 8.22	49.73%	$ 8,714	1.59%	(1.02%)	2.10%	(1.54%)	637.45%
Year Ended October 31, 2004	$ 8.22	(0.07)	0.34	0.27	—	—	$ 8.49	3.28%	$21,273	1.64%	(1.06%)	1.80%	(1.23%)	510.91%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	(0.03)	1.65	1.62	—	—	$11.62	16.20%(h)	$ 804	1.70%(i)	(0.83%)(i)	9.20%(i)	(8.33%)(i)	124.62%
Year Ended October 31, 2001	$11.62	(0.11)	(5.14)	(5.25)	(0.41)	(0.41)	$ 5.96	(46.25%)	$ 772	2.20%	(1.66%)	8.84%	(8.30%)	944.67%
Year Ended October 31, 2002	$ 5.96	(0.12)	(0.44)	(0.56)	—	—	$ 5.40	(9.40%)	$ 719	2.26%	(1.89%)	3.88%	(3.51%)	773.95%
Year Ended October 31, 2003 (f)	$ 5.40	(0.11)	2.74	2.63	—	—	$ 8.03	48.70%	$2,023	2.30%	(1.72%)	2.96%	(2.38%)	637.45%
Year Ended October 31, 2004	$ 8.03	(0.13)	0.34	0.21	—	—	$ 8.24	2.62%	$2,572	2.30%	(1.71%)	2.45%	(1.86%)	510.91%

Class C Shares
Period Ended October 31, 2001 (e)	$ 6.45	(0.04)	(0.41)	(0.45)	—	—	$ 6.00	(6.98%)(h)	$ 9	2.20%(i)	(1.77%)(i)	9.87%(i)	(9.44%)(i)	944.67%
Year Ended October 31, 2002 (f)	$ 6.00	(0.12)	(0.44)	(0.56)	—	—	$ 5.44	(9.33%)	$ 16	2.27%	(1.89%)	3.69%	(3.31%)	773.95%
Year Ended October 31, 2003 (f)	$ 5.44	(0.13)	2.77	2.64	—	—	$ 8.08	48.53%	$1,606	2.30%	(1.76%)	2.60%	(2.07%)	637.45%
Year Ended October 31, 2004	$ 8.08	(0.11)	0.32	0.21	—	—	$ 8.29	2.60%	$4,000	2.30%	(1.74%)	2.47%	(1.91%)	510.91%

Class R Shares
Period Ended October 31, 2003 (g)	$ 7.49	(0.01)	0.56	0.55	—	—	$ 8.04	7.34%(h)	$ 1	1.90%(i)	(1.64%)(i)	2.00%(i)	(1.74%)(i)	637.45%
Year Ended October 31, 2004	$ 8.04	(0.11)	0.34	0.23	—	—	$ 8.27	2.86%	$ 1	1.89%	(1.33%)	2.20%	(1.64%)	510.91%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	—	1.66	1.66	—	—	$11.66	16.60%(h)	$ 777	0.75%(i)	0.12%(i)	8.14%(i)	(7.27%)(i)	124.62%
Year Ended October 31, 2001	$11.66	(0.06)	(5.13)	(5.19)	(0.41)	(0.41)	$ 6.06	(45.55%)	$ 449	1.30%	(0.75%)	7.39%	(6.84%)	944.67%
Year Ended October 31, 2002 (f)	$ 6.06	(0.06)	(0.46)	(0.52)	—	—	$ 5.54	(8.58%)	$ 853	1.32%	(0.95%)	2.52%	(2.15%)	773.95%
Year Ended October 31, 2003	$ 5.54	(0.03)	2.80	2.77	—	—	$ 8.31	50.00%	$6,563	1.50%	(0.94%)	2.00%	(1.44%)	637.45%
Year Ended October 31, 2004	$ 8.31	(0.09)	0.37	0.28	—	—	$ 8.59	3.37%	$7,008	1.54%	(0.93%)	1.68%	(1.08%)	510.91%

Institutional Class Shares
Period Ended October 31, 2004 (j)	$ 8.62	(0.02)	(0.01)	(0.03)	—	—	$8.59	(0.35%)(h)	$234	1.30%(i)	(0.83%)(i)	1.54%(i)	(1.07%)(i)	510.91%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)	Not annualized.
(i)	Annualized.
(j)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
See notes to financial statements.

GARTMORE LEADERSHIP SERIES	47

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SECTION 6	GARTMORE WORLDWIDE LEADERS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities						Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	asset	investment	realized	from	asset	return (a)	assets	expenses	net	expenses	net	turnover (c)
	value,	income	and	investment	value,		at end	to average	investment	(prior to	investment
	beginning	(loss)	unrealized	activities	end of		of period	net assets	income	reimburse-	income
	of period		gains		period		(000s)		(loss)	ments) to	(loss)
			(losses) on						to average	average net	(prior to
			investments						net assets	assets (b)	reimburse-
											ments) to
											average net
											assets (b)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	—	(0.88)	(0.88)	$9.12	(8.80%)(g)	$ 1,542	1.68%(h)	0.05%(h)	6.74%(h)	(5.01%)(h)	21.59%
Year Ended October 31, 2001	$ 9.12	(0.01)	(2.85)	(2.86)	$6.26	(31.36%)	$ 1,096	1.75%	(0.19%)	5.71%	(4.15%)	34.57%
Year Ended October 31, 2002	$ 6.26	—	(0.76)	(0.76)	$5.50	(12.14%)	$ 1,046	1.69%	(0.03%)	2.60%	(0.94%)	467.35%
Year Ended October 31, 2003	$ 5.50	(0.02)	1.53	1.51	$7.01	27.45%	$34,889	1.67%	(0.47%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 7.01	0.05	0.46	0.51	$7.52	7.28%	$30,707	1.70%	0.53%	1.85%	0.38%	495.62%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	—	(0.89)	(0.89)	$9.11	(8.90%)(g)	$ 1,519	2.26%(h)	(0.53%)(h)	7.47%(h)	(5.74%)(h)	21.59%
Year Ended October 31, 2001	$ 9.11	(0.06)	(2.85)	(2.91)	$6.20	(31.94%)	$ 1,051	2.35%	(0.78%)	6.47%	(4.90%)	34.57%
Year Ended October 31, 2002	$ 6.20	(0.04)	(0.75)	(0.79)	$5.41	(12.74%)	$ 936	2.39%	(0.72%)	3.36%	(1.69%)	467.35%
Year Ended October 31, 2003 (e)	$ 5.41	(0.04)	1.48	1.44	$6.85	26.62%	$ 96	2.39%	(0.72%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 6.85	—	0.45	0.45	$7.30	6.57%	$ 122	2.40%	(0.13%)	2.57%	(0.30%)	495.62%

Class C Shares
Period Ended October 31, 2001 (f)	$ 7.77	(0.02)	(1.52)	(1.54)	$6.23	(19.82%)(g)	$ 20	2.35%(h)	(1.04%)(h)	7.40%(h)	(6.09%)(h)	34.57%
Year Ended October 31, 2002	$ 6.23	(0.04)	(0.75)	(0.79)	$5.44	(12.68%)	$ 19	2.39%	(0.71%)	3.41%	(1.73%)	467.35%
Year Ended October 31, 2003	$ 5.44	(0.06)	1.51	1.45	$6.89	26.65%	$ 19	2.38%	(0.84%)	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 6.89	—	0.44	0.44	$7.33	6.39%	$ 25	2.40%	(0.08%)	2.57%	(0.25%)	495.62%

Class R Shares
Period Ended October 31, 2003 (i)	$ 6.55	(0.01)	0.32	0.31	$6.86	4.73%(g)	$ 1	1.87%(h)	(1.05%)(h)	1.97%(h)	(1.15%)(h)	689.06%
Year Ended October 31, 2004	$ 6.86	0.02	0.45	0.47	$7.33	7.00%	$ 1	1.96%	0.28%	2.12%	0.12%	495.62%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.01	(0.89)	(0.88)	$9.12	(8.80%)(g)	$ 1,521	1.36%(h)	0.37%(h)	6.45%(h)	(4.72%)(h)	21.59%
Year Ended October 31, 2001	$ 9.12	0.01	(2.84)	(2.83)	$6.29	(31.03%)	$ 1,048	1.42%	0.13%	5.44%	(3.89%)	34.57%
Year Ended October 31, 2002	$ 6.29	0.01	(0.76)	(0.75)	$5.54	(11.92%)	$ 1,133	1.42%	0.25%	2.34%	(0.67%)	467.35%
Year Ended October 31, 2003	$ 5.54	—	1.54	1.54	$7.08	(27.80%)	$ 1,400	1.46%	0.12%	(k)	(k)	689.06%
Year Ended October 31, 2004	$ 7.08	0.05	0.47	0.52	$7.60	7.34%	$ 1,373	1.65%	0.61%	1.80%	0.46%	495.62%

Institutional Class Shares
Period Ended October 31, 2004 (j)	$ 7.23	0.02	0.35	0.37	$7.60	5.12%(g)	$ 1	1.40%(h)	0.72%(h)	1.70%(h)	0.42%(h)	495.62%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)	Not annualized.
(h)	Annualized.
(i)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003
(j)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(k)	There were no fee reductions in this period.
See notes to financial statements.

48	GARTMORE LEADERSHIP SERIES

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Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds 3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved. PR-LDRS 2/05

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Fund	Class	Ticker

Gartmore Optimal Allocations Fund: Moderate	Class A	GMAAX

Gartmore Optimal Allocations Fund: Moderate	Class B	GMABX

Gartmore Optimal Allocations Fund: Moderate	Class C	GMACX

Gartmore Optimal Allocations Fund: Moderate	Class R	GMRRX

Gartmore Optimal Allocations Fund: Moderate	Institutional Class	GMAIX

Gartmore Optimal Allocations Fund: Moderate	Institutional Service Class	GAMSX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Class A	GMMAX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Class B	GMMBX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Class C	GMMCX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Class R	GAGRX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Institutional Class	GMMIX

Gartmore Optimal Allocations Fund: Moderately Aggressive	Institutional Service Class	GAASX

Gartmore Optimal Allocations Fund: Aggressive	Class A	GVAAX

Gartmore Optimal Allocations Fund: Aggressive	Class B	GVABX

Gartmore Optimal Allocations Fund: Aggressive	Class C	GAACX

Gartmore Optimal Allocations Fund: Aggressive	Class R	GAARX

Gartmore Optimal Allocations Fund: Aggressive	Institutional Class	GAAIX

Gartmore Optimal Allocations Fund: Aggressive	Institutional Service Class	GVISX

Gartmore Optimal Allocations Fund: Specialty	Class A	GASAX

Gartmore Optimal Allocations Fund: Specialty	Class B	GASBX

Gartmore Optimal Allocations Fund: Specialty	Class C	GAMCX

Gartmore Optimal Allocations Fund: Specialty	Class R	GASRX

Gartmore Optimal Allocations Fund: Specialty	Institutional Class	GASIX

Gartmore Optimal Allocations Fund: Specialty	Institutional Service Class	GAISX

3	Section 1 – Fund Summaries and
Performance
Gartmore Optimal Allocations Fund: Moderate
Gartmore Optimal Allocations Fund: Moderately Aggressive
Gartmore Optimal Allocations Fund: Aggressive
Gartmore Optimal Allocations Fund: Specialty

11	Section 2 – Fund Details Additional Information about Investments, Investment Techniques and Risks

12	Section 3 – Fund Management Investment Adviser Portfolio Management Team

13	Section 4 – Investing With Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

26	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
     Other Tax-Deferred Accounts
Backup Withholding

27	Section 6 – Financial Highlights

31	Appendix – Description of Underlying Funds

GARTMORE OPTIMAL ALLOCATIONS SERIES |	1

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OPTIMAL ALLOCATION SERIES

Introduction to the Gartmore Optimal Allocations Funds

This Prospectus provides information about the Gartmore Optimal Allocations Funds (individually, “Optimal Fund” or collectively, “Optimal Funds”), a series of four funds designed to provide broadly diversified investment options that may be appropriate for a range of investor goals. Each Optimal Fund is a “fund of funds” that invests primarily in a collection of other mutual funds representing a variety of asset classes.

Gartmore Optimal Allocations Fund: Moderate Gartmore Optimal Allocations Fund: Moderately Aggressive Gartmore Optimal Allocations Fund: Aggressive Gartmore Optimal Allocations Fund: Specialty

The Optimal Funds are primarily intended to provide a solution for investors seeking:

• To achieve their financial objectives through a pre-determined asset allocation program.
• To maximize long-term total returns at an acceptable level of risk through broad diversification among multiple asset classes.

To decide which of these Optimal Funds may be appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable assuming. These Optimal Funds are not intended for all investors.

2 | GARTMORE OPTIMAL ALLOCATIONS SERIES

A Note about Share Classes

Each Optimal Fund has six different share classes — Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class. An investment in any share class of an Optimal Fund represents an investment in the same assets of the Optimal Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Optimal Funds are set forth in the Fund Summaries.

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE

Investment Objectives

Each Optimal Fund seeks to maximize total investment return for a given level of risk.

Principal Strategies

The Optimal Funds aim to provide diversification across major asset classes — U.S. stocks, international stocks, bonds, short-term investments and specialty assets — by primarily investing in a professionally selected mix of underlying mutual funds offered by the Gartmore Mutual Funds (each, an “Underlying Fund” or collectively, “Underlying Funds”). Depending on its target risk level, each Optimal Fund invests different amounts in these asset classes and underlying mutual funds.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE

The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund’s allocation is weighted toward U.S. stock and specialty asset investments, but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility. This Optimal Fund may be appropriate for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income or those willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATELY AGGRESSIVE

The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, but also by seeking income. The Moderately Aggressive Fund’s allocation is significantly weighted toward U.S. stock and specialty asset investments, but also includes some bonds and short-term investments to reduce volatility. This Optimal Fund may be appropriate for investors who want to maximize returns over the long-term and who have some tolerance for possible short-term losses.

GARTMORE OPTIMAL ALLOCATIONS FUND: AGGRESSIVE

The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund’s allocation is heavily weighted toward U.S. stock and specialty asset investments. This Optimal Fund may be appropriate for investors who are comfortable with substantial risk, who have long investment time horizons and who want to maximize long-term returns potential and are better able to accept possible significant short-term losses.

GARTMORE OPTIMAL ALLOCATIONS FUND: SPECIALTY

The Specialty Fund pursues its objective primarily by seeking growth of capital. The Specialty Fund’s allocation is heavily weighted towards investments in “Specialty Assets,” which typically consist of Underlying Funds that invest in a particular market sector or investment strategy. Specialty Assets may offer the potential for greater returns, but may also involve greater risks. In most cases, Specialty Assets represent investments in stocks. This Optimal Fund may be appropriate for investors who are comfortable with substantial risk or those who want to maximize long-term returns and who have a high tolerance for possible significant short-term or even long-term losses.

The Optimal Funds are generally not appropriate for conservative investors or those with short investment time horizons.

The Optimal Funds invest in underlying mutual funds that are predominantly actively managed, primarily by the Optimal Funds’ investment adviser, Gartmore Mutual Fund Capital Trust (the “Adviser”), or its affiliates. These Underlying Funds invest directly in a wide range of securities in various asset classes. You could invest in an Underlying Fund directly; however, the Optimal Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

Each Optimal Fund has an initial target allocation range for its chosen asset classes. The Optimal Funds’ portfolio management team establishes an actual allocation for each Optimal Fund and, on a quarterly basis, adjusts each allocation as appropriate based on market movements and other economic factors.

The Optimal Funds’ Adviser has hired Ibbotson Associates Advisors LLC (“Ibbotson”), an asset allocation consulting firm, to help determine the target allocations for each Optimal Fund and to help select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. However, the Adviser ultimately has sole responsibility for determining each Optimal Fund’s allocation and its investments in Underlying Funds.

Ibbotson Associates Advisors LLC, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation. Ibbotson provides extensive training, client education materials, asset allocation, investment management services and software to help its clients, which include brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors, and investment managers.

GARTMORE OPTIMAL ALLOCATIONS SERIES |	3

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Listed below are the asset classes that the Optimal Funds may invest in, the Underlying Funds available for allocation within each asset class, and the target allocation ranges for each Optimal Fund. In the short term, actual allocations may vary from the target; however, the investment strategy should approximate the target allocation over longer investment periods. The Optimal Funds do not necessarily invest in every asset class or all of the Underlying Funds. The Optimal Funds may also invest in other non-affiliated mutual funds chosen to complement the Underlying Funds listed here. The Adviser may change the specified Underlying Funds and the allocations to Underlying Funds at any time.

Asset Classes
and Underlying Funds*	Target Allocation Ranges: Gartmore Optimal Allocations Funds

	Moderate	Moderately Aggressive	Aggressive	Specialty

U.S. STOCKS	20 – 30%	20 – 40%	20 – 40%	0%
U.S. Large Cap	10 – 20%	15 – 25%	15 – 30%
(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Standard & Poor’s 500 Index.)
Gartmore Focus Fund Gartmore Growth Fund Gartmore Large Cap Value Fund Gartmore Nationwide Fund Gartmore Nationwide Leaders Fund Gartmore U.S. Growth Leaders Fund

U.S. MidSmall/-Cap	10 – 20%	5 – 15%	5 – 15%	0%
(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Russell 2000 Index or the Russell MidCap Index.)
Gartmore Mid Cap Growth Fund Gartmore Mid Cap Growth Leaders Fund Gartmore Small Cap Fund Gartmore Small Cap Growth Fund Gartmore Small Cap Leaders Fund Gartmore Value Opportunities Fund

Asset Classes and Underlying Funds*	Target Allocation Ranges: Gartmore Optimal Allocations Funds

	Moderate	Moderately Aggressive	Aggressive	Specialty

INTERNATIONAL STOCKS	5 – 10%	5 – 15%	5 – 10%	0%
Gartmore International Growth Fund Gartmore Worldwide Leaders Fund

BONDS and SHORT-TERM INVESTMENTS	25 – 35%	15 – 25%	0 – 5%	0%
Gartmore Bond Fund Gartmore Government Bond Fund Gartmore High Yield Bond Fund Gartmore Money Market Fund Gartmore Morley Enhanced Income Fund Gartmore Short Duration Bond Fund

SPECIALTY ASSETS	30 – 50%	40 – 60%	50 – 70%	100%
(Consists of Underlying Funds that invest in a particular market sector or investment strategy. In most cases, Specialty Assets represent investments in stocks.)
Gartmore Convertible Fund
Gartmore Emerging Markets Fund
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund
Gartmore Micro Cap Equity Fund**
Gartmore U.S. Growth Leaders      Long-Short Fund

*	For a summary of information about the Underlying Funds, including their investment objectives and principal strategies, see the Appendix.

**
The Gartmore Micro Cap Equity Fund (“Micro Cap Fund”) closed to new investors effective November 30, 2004. As of the date of this prospectus, the Micro Cap Fund remains open to investors through the Optimal Allocations Funds.

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Principal Risks

None of the Optimal Funds can guarantee that it will achieve its investment objective.

As with any fund, the value of each Optimal Fund’s investments — and therefore, the value of each Optimal Fund’s shares — may fluctuate. These changes may occur because of the following risks:

Risks Applicable to the Optimal Funds

Asset allocation risk — Each Optimal Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. Each Optimal Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Optimal Fund’s investment allocation to it.

Performance risk — Each Optimal Fund’s investment performance is directly tied to the performance of the Underlying Funds in which each Optimal Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Optimal Funds’ performance could be negatively affected. There can be no assurance that any Optimal Fund or Underlying Fund will achieve its investment objective.

Risks of Underlying Funds

The following are risks applicable to the Underlying Funds and their corresponding asset classes.

Risks Associated with Stocks

Concentration risk — is the risk that investing in a select group of securities could subject an Underlying Fund to greater risk of loss and could cause its returns to be significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of a particular industry or industries. Some of the Underlying Funds invest 25% or more of their total assets in a group of companies in one or more industry groups.

To the extent that an Underlying Fund concentrates its securities in one or more sectors or industries, the Underlying Fund may be especially susceptible to factors affecting those industries, including:

•	government regulation,

•	economic cycles,

•	rapid change in products or services, or

•	competitive pressures.

Mid-cap and small-cap risk — Investments in mid-sized and smaller companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent an Underlying Fund invests in stocks of mid- sized and small companies, the Underlying Fund may be subject to increased risk. Small cap companies in the technology and biotechnology industries may be especially subject to abrupt or erratic price movements.

REIT risk — involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying Fund invests in REITs, the Underlying Fund may be subject to these risks.

Stock market risk — refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short- term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales; and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Risks Associated with International Stocks

Foreign risk — is the risk that foreign securities may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

•	political and economic instability,

•	the impact of currency exchange rate fluctuations,

•	reduced information about issuers,

•	higher transaction costs,

•	less stringent regulatory and accounting standards, and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Optimal Funds may be subject to the additional risks of foreign securities to the extent that an Underlying Fund invests in foreign securities. To the extent that an Underlying Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

Risks Associated with Bonds and Short-Term Investments

Credit risk — is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns.

Extension risk — is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

Inflation risk — is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

Interest rate risk — is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

Lower-rated securities risk — refers to the possibility that an Underlying Fund’s investments in junk bonds and other lower-rated or high yield securities will subject the Underlying Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. The Underlying Fund’s investments in lower-rated securities may involve the following specific risks:

•	greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due

•	wider price fluctuations due to changing interest rates and/or adverse economic and business developments

•	greater risk of loss due to declining credit quality.

Prepayment risk — is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Underlying Fund’s income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Additional Risks that May Affect the Optimal Funds

Derivatives risk — is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Some Underlying Funds may invest in derivatives, primarily futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

•	the other party in the derivatives contract may fail to fulfill that party’s obligations

•	the use of derivatives may reduce liquidity and make the Underlying Fund harder to value, especially in declining markets

•	the Underlying Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts

•
changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Event risk — is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Portfolio turnover risk — The managers of some Underlying Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Optimal Fund shareholders.

If the value of an Optimal Fund’s investments goes down, you may lose money.

Performance

Performance information is not included the Optimal Funds began operations on June 29, 2004, and they do not yet have one full calendar year of performance history as of the date of this prospectus.

Fees and Expenses

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Optimal Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds’ expenses you may indirectly pay through ownership of shares of the Optimal Funds. See “Indirect Expenses Paid by the Funds” below.

Moderate Fund

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)[2]	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	None	None

Other Expenses	11.69%	11.63%	11.63%	11.83%	11.78%	11.63%

Total Direct Annual Fund Operating Expenses	12.09%	12.78%	12.78%	12.38%	11.93%	11.78%

Amount of Fee Waiver/Expense Reimbursement[7]	11.53%	11.53%	11.53%	11.53%	11.53%	11.53%

Total Direct Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.56%	1.25%	1.25%	0.85%	0.40%	0.25%

Indirect Annual Underlying Fund Expenses[8]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Total Direct and Indirect Annual Expenses	1.56%	2.25%	2.25%	1.85%	1.40%	1.25%

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

FEE TABLE – Moderately Aggressive Fund

Shareholder Fees (fees paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)[2]	5.75%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	None	None

Other Expenses	11.59%	11.53%	11.53%	11.73%	11.68%	11.53%

Total Direct Annual Fund Operating Expenses	11.99%	12.68%	12.68%	12.28%	11.83%	11.68%

Amount of Fee Waiver/Expense Reimbursement[7]	11.43%	11.43%	11.43%	11.43%	11.43%	11.43%

Total Direct Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.56%	1.25%	1.25%	0.85%	0.40%	0.25%

Indirect Annual Underlying Fund Expenses[8]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%

Total Direct and Indirect Annual Expenses	1.70%	2.39%	2.39%	1.99%	1.54%	1.39%
FEE TABLE – Aggressive Fund

Shareholder Fees (fees paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)[2]	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	None	None

Other Expenses	11.97%	11.91%	11.91%	12.11%	12.06%	11.91%

Total Direct Annual Fund Operating Expenses	12.37%	13.06%	13.06%	12.66%	12.21%	12.06%

Amount of Fee Waiver/Expense Reimbursement[7]	11.81%	11.81%	11.81%	11.81%	11.81%	11.81%

Total Direct Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.56%	1.25%	1.25%	0.85%	0.40%	0.25%

Indirect Annual Underlying Fund Expenses[8]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%

Total Direct and Indirect Annual Expenses	1.77%	2.46%	2.46%	2.06%	1.61%	1.46%

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Specialty Fund

Shareholder Fees (fees paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)[2]	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	None	None

Other Expenses[9]	11.62%	11.56%	11.56%	11.76%	11.71%	11.56%

Total Direct Annual Fund Operating Expenses	12.02%	12.71%	12.71%	12.31%	11.86%	11.71%

Amount of Fee Waiver/Expense Reimbursement[7]	11.46%	11.46%	11.46%	11.46%	11.46%	11.46%

Total Direct Annual Fund Operating Expenses (After Waivers/Reimbursements)	0.56%	1.25%	1.25%	0.85%	0.40%	0.25%

Indirect Annual Underlying Fund Expenses[8]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Total Direct and Indirect Annual Expenses	1.81%	2.50%	2.50%	2.10%	1.65%	1.50%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

7
Gartmore Mutual Funds (the “Trust”) and the Adviser have entered into a written contract limiting operating expenses in each share class to 0.25% at least through February 28, 2006. This limit excludes certain Optimal Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, short-sale dividend expenses, 12b-1 fees, and administrative service fees and may exclude other expenses as well. The Optimal Funds are authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Optimal Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

8
Because the Optimal Funds invest primarily in other Gartmore Funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds’ operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Although actual indirect expenses vary depending on how the Optimal Funds’ assets are spread among the Underlying Funds, this figure represents the hypothetical average expense ratio for each Optimal Fund, based on the Optimal Fund’s target allocation and the Underlying Funds’ expense ratios for their most-recent fiscal year or an estimate for the current fiscal year (after fee waivers and reimbursements).

9	As each of the Optimal Funds had not completed a full fiscal year as of the date of the prospectus, “Other Expenses” are estimated.

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SECTION 1 OPTIMAL ALLOCATIONS FUND SUMMARIES AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in an Optimal Fund with cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Optimal Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Aggressive Fund
Class A shares*	$629	$2,888

Class B shares	$627	$2,923

Class C shares	$227	$2,623

Class R shares	$87	$2,526

Institutional Service Class shares	$41	$2,414

Institutional Class shares	$26	$2,377

Moderately Aggressive Fund
Class A shares*	$629	$2,827

Class B shares	$627	$2,860

Class C shares	$227	$2,560

Class R shares	$87	$2,462

Institutional Service Class shares	$41	$2,350

Institutional Class shares	$26	$2,312

Moderate Fund
Class A shares*	$629	$2,843

Class B shares	$627	$2,877

Class C shares	$227	$2,577

Class R shares	$87	$2,479

Institutional Service Class shares	$41	$2,367

Institutional Class shares	$26	$2,329

Specialty Fund
Class A shares*	$629	$2,832

Class B shares	$627	$2,865

Class C shares	$227	$2,565

Class R shares	$87	$2,467

Institutional Service Class shares	$41	$2,355

Institutional Class shares	$26	$2,317

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years

Aggressive Fund
Class B shares	$127	$2,623

Class C shares	$127	$2,623

Moderately Aggressive Fund
Class B shares	$127	$2,560

Class C shares	$127	$2,560

Moderate Fund
Class B shares	$127	$2,577

Class C shares	$127	$2,577

Specialty Fund
Class B shares	$127	$2,565

Class C shares	$127	$2,565

*Assumes a CDSC does not apply.
**
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Optimal Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Principal Investment Strategies

The Optimal Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through professionally selected investments in the Underlying Funds.

First, the portfolio management team determines each Optimal Fund’s actual asset allocation. The Optimal Funds’ portfolio management team bases this decision on each Optimal Fund’s target risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class, and similarities or differences in the typical investment cycles of the various asset classes. In making asset allocation decisions, the portfolio management team will typically confer with Ibbotson prior to making their decisions.

Once the asset allocation is determined, the portfolio management team selects the Underlying Funds. In general, the Optimal Funds do not invest in all Underlying Funds in a particular asset class, but instead select a limited number of Underlying Funds considered most appropriate for each Optimal Fund’s investment objective and target risk level. In selecting Underlying Funds, the portfolio management team considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Optimal Fund depend on both the asset class allocations and the chosen mix of Underlying Funds. The portfolio management team periodically reviews asset allocations and continually monitors the mix of Underlying Funds in order to meet their investment objectives, although there can be no guarantee that the Optimal Funds will meet such objectives.

Temporary Investments

Generally each of the Optimal Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Optimal Fund’s adviser or subadviser believes that business, economic, political or financial conditions warrant, a Optimal Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities;
(2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Optimal Fund may invest directly; and
(5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Optimal Fund may invest. Should this occur, an Optimal Fund will not be pursuing its investment objective and may miss potential market upswings.

A description of the Optimal Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Optimal Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Optimal Funds’ investment adviser and is responsible for overseeing the investment of the Optimal Funds’ assets and supervising the daily business affairs of the Optimal Funds. The Adviser was organized in 1999 as an investment adviser for mutual funds.

The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States and the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Adviser determines the asset allocation for each Optimal Fund, selects the appropriate mix of Underlying Funds, monitors the performance and positioning of the Underlying Funds, and also selects and monitors any non-affiliated mutual funds held by the Optimal Funds. For these services, each Optimal Fund pays the Adviser an annual management fee. This is in addition to the indirect fees that the Optimal Funds pay as shareholders of the Underlying Funds. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.

The annual management fee, expressed as a percentage of each Optimal Fund’s average daily net assets and not taking into account any applicable waivers, is 0.15% for each Optimal Fund.

Portfolio Management Team

Each Optimal Fund is managed by a team of portfolio managers and research analysts employed by the Adviser. Ibbotson assists the Adviser in determining the appropriate asset class allocations for each Optimal Fund and in selecting Underlying Funds for each asset class. However, the Adviser ultimately has sole authority over the allocation of the Optimal Funds’ assets and the selection of specific Underlying Funds.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,
• how long you expect to own your shares,
• how much you intend to invest,
• total costs and expenses associated with a particular share class, and
• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.
up to 5.75%
Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.
12b-1 fee up to 0.25%

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000.
Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2].
Larger investments may be rejected.

1
A CDSC of up to 1.00% will be charged on redemptions of Class A shares purchased without a sales charge and for which a finders fee was paid if the redemption is made within 18 months of purchase. The CDSC covers the finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Optimal Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Optimal Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Optimal Funds held in (i) all accounts (e.g., retirement accounts) with the Optimal Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Optimal Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A Larger Investment. The sales charge decreases as the amount of your investment increases.

•
Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share Repurchase Privilege. If you sell Optimal Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	Retirement plans.

•
Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Optimal Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Optimal Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B, and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.

•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.

•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years and are investing less than $100,000.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Share Classes Available Only To Institutional Accounts

The Optimal Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

• the level of distribution and administrative services the plan requires,

• the total expenses of the share class, and

• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Optimal Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Optimal Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Optimal Fund;

•	retirement plans for which no third-party administrator receives compensation from the Optimal Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Optimal Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Optimal Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Optimal Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Optimal Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Optimal Funds’ Distributor and other affiliates of the Adviser,

•	unaffiliated broker-dealers,

•	unaffiliated financial institutions, and

•	other financial intermediaries through which investors may purchase shares of an Optimal Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of an Optimal Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Gartmore Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B and Class C Shares

All transaction orders must be received by the Optimal Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Optimal Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Optimal Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Optimal Funds. Your transaction is processed at the NAV next calculated after the Optimal Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Optimal Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Optimal Funds. Your transaction is processed at the NAV next calculated after the Optimal Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Optimal Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds, The letter must include your account numbers and the names of the Optimal Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone You will have automatic telephone privileges unless you decline this option on your application.
The Optimal Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Optimal Fund may revoke telephone privileges at any time, without notice to shareholders.	By telephone You will have automatic telephone privileges unless you decline this option on your application.
The Optimal Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Optimal Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.
A check made payable to the shareholder of record will be mailed to the address of record.
The Optimal Funds may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Optimal Funds may discontinue on-line transactions of Optimal Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Optimal Funds may discontinue on-line transactions of Optimal Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Optimal Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Optimal Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.	By bank wire. The Optimal Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Optimal Funds written notice of its termination.)
Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Optimal Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of an Optimal Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by an Optimal Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Optimal Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Optimal Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Optimal Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Optimal Fund’s NAV.

The Optimal Funds’ net asset values are calculated based upon the net asset values of the Underlying Funds in which the Optimal Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

The Optimal Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Minimum Investments Class A, Class B and Class C Shares

To open an account $2,000 (per Optimal Fund)
To open an IRA account $1,000 (per Optimal Fund)
Additional investments $100 (per Optimal Fund)
To start an Automatic Asset
Accumulation Plan $1,000
Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments Institutional Service Class Shares

To open an account $50,000 (per Optimal Fund) Additional investments No Minimum

Minimum Investments Institutional Class Shares

To open an account $1,000,000 (per Optimal Fund) Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances—Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Optimal Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Optimal Fund(s)’ minimum.

•
If the value of your account (Class A, Class B or Class C shares only) falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Optimal Fund to offset small account expenses. Under some circumstances, the Optimal Fund(s) may waive the quarterly fee.

•
The Optimal Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Optimal Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Optimal Funds.

Exchanging Shares

You may exchange your Optimal Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker, dealer or other financial intermediary agrees to do so, the Optimal Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Optimal Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Optimal Funds may restrict your ability to purchase additional shares until your identity is verified. The Optimal Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Selling Shares

You can sell or, in other words redeem, your Optimal Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Optimal Fund’s authorized intermediary or an agent of the Optimal Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Optimal Fund’s investments at the time of the sale.

You may not be able to sell your Optimal Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Optimal Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Optimal Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Optimal Fund.

Under extraordinary circumstances, an Optimal Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Optimal Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of an Optimal Fund. Affiliated persons of an Optimal Fund include shareholders who are affiliates of an Optimal Fund’s investment adviser and shareholders of an Optimal Fund owning 5% or more of the outstanding shares of that Optimal Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Optimal Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Excessive Trading

The Optimal Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

• negatively affect fund performance.

Optimal Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Optimal Funds based on events occurring after the close of a foreign market that may not be reflected in an Optimal Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Optimal Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Optimal Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Optimal Funds:

Monitoring of Trading Activity

The Optimal Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Optimal Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Optimal Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Optimal Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

• restrict purchases or exchanges that they or their agents believe constitute excessive trading.

• Reject transactions that violate an Optimal Fund’s excessive trading policies or its exchange limits

The Optimal Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

• An exchange equaling 1% or more of an Optimal Fund’s NAV may be rejected and

• Redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Optimal Fund shares or an exchange fee if you exchange your Optimal Fund shares into another Gartmore Fund.

Fair Valuation The Optimal Funds have fair value pricing procedures in place, as described above in Section 4, Investing with Gartmore: Buying Shares—Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B and Class C shares in any of the following instances:

• your account address has changed within the last 15 calendar days,

• the redemption check is made payable to anyone other than the registered shareholder,

• the proceeds are mailed to any address other than the address of record, or

• the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into an Optimal Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with an Optimal Fund.

With r1espect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Optimal Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Optimal Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee an Optimal Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Optimal Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Optimal Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Optimal Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Optimal Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in an Optimal Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in an Optimal Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

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SECTION 6 GARTMORE OPTIMAL ALLOCATIONS FUND — MODERATE FINANCIAL HIGHLIGHTS

	Investment Activities				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover(c)
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities	End of		of	Net	Income	Reimbursements)	Income
	of Period		Gains		Period		Period	Assets	(Loss)	to Average	(Loss)
			(Losses) on				(000s)		to Average	Net	(Prior to
			Investments						Net Assets	Assets (b)	Reimbursements)
											to Average
											Net Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	10.00	0.04	0.28	0.32	10.32	3.20%(e)	$ 1	0.56%(f)	1.06%(f)	12.40%(f)	(10.78%)(f)	7.57%

Class B Shares
Period Ended October 31, 2004 (d)	10.00	0.01	0.24	0.25	$ 10.25	2.60%(e)	$ 1	1.25%(f)	0.37%(f)	13.50%(f)	(11.88%)(f)	7.57%

Class C Shares
Period Ended October 31, 2004 (d)	10.00	0.01	0.24	0.25	$ 10.25	2.60%(e)	$ 1	1.25%(f)	0.37%(f)	13.50%(f)	(11.88%)(f)	7.57%

Class R Shares
Period Ended October 31, 2004 (d)	10.00	0.03	0.24	0.27	$ 10.27	2.70%(e)	$ 1	0.85%(f)	0.77%(f)	12.85%(f)	(11.23%)(f)	7.57%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	10.00	0.04	0.26	0.30	$ 10.30	3.00%(e)	$ 1	0.40%(f)	1.22%(f)	12.23%(f)	(10.61%)(f)	7.57%

Institutional Class Shares
Period Ended October 31, 2004 (d)	10.00	0.05	0.25	0.30	$ 10.30	3.00%(e)	1,030	0.25%(f)	1.37%(f)	12.08%(f)	(10.46%)(f)	7.57%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

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SECTION 6 GARTMORE OPTIMAL ALLOCATIONS FUND – MODERATELY AGGRESSIVE FINANCIAL HIGHLIGHTS

	Investment Activities				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover(c)
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities	End of		of	Net	Income	Reimbursements)	Income
	of Period		Gains		Period		Period	Assets	(Loss)	to Average	(Loss)
			(Losses) on				(000s)		to Average	Net	(Prior to
			Investments						Net Assets	Assets (b)	Reimbursements)
											to Average
											Net Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	0.20	0.22	10.22	2.10%(e)	$ 1	0.56%(f)	(0.27%)(f)	13.04%(f)	(12.75%)(f)	9.79%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17	$ 10.17	1.70%(e)	$ 7	1.25%(f)	(0.85%)(f)	13.48%(f)	(13.08%)(f)	9.79%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17	$ 10.17	1.70%(e)	$ 80	1.25%(f)	(0.85%)(f)	13.48%(f)	(13.08%)(f)	9.79%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.18	0.19	$ 10.19	1.90%(e)	$ 1	0.85%(f)	(0.45%)(f)	13.07%(f)	(12.67%)(f)	9.79%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	0.19	0.21	$ 10.21	2.10%(e)	$ 1	0.40%(f)	0.00%(f)	12.62%(f)	(12.22%)(f)	9.79%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.03	0.18	0.21	$ 10.21	2.10%(e)	1,021	0.25%(f)	0.15%(f)	12.47%(f)	(12.07%)(f)	9.79%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

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SECTION 6 GARTMORE OPTIMAL ALLOCATIONS FUND — AGGRESSIVE FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover(c)
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities	End of		of	Net	Income	Reimbursements)	Income
	of Period		Gains		Period		Period	Assets	(Loss)	to Average	(Loss)
			(Losses) on				(000s)		to Average	Net	(Prior to
			Investments						Net Assets	Assets (b)	Reimbursements)
											to Average
											Net Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.09	0.09	$10.09	0.90%(e)	$ 4	0.56%(f)	(0.27%)(f)	13.04%(f)	(12.75%)(f)	7.82%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04	$ 10.04	0.40%(e)	$ 1	1.25%(f)	(0.85%)(f)	13.48%(f)	(13.08%)(f)	7.82%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04	$ 10.04	0.40%(e)	$ 1	1.25%(f)	(0.85%)(f)	13.48%(f)	(13.08%)(f)	7.82%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.07	0.06	$ 10.06	0.50%(e)	$ 1	0.85%(f)	(0.45%)(f)	13.07%(f)	(12.67%)(f)	7.82%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	—	0.07	$ 10.07	0.80%(e)	$ 1	0.40%(f)	0.00%(f)	12.62%(f)	(12.22%)(f)	7.82%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.08	0.08	$ 10.08	0.80%(e)	$ 11,008	0.25%(f)	0.15%(f)	12.47%(f)	(12.07%)(f)	7.82%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(e)	Not annualized.

(f)	Annualized.

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SECTION 6 GARTMORE OPTIMAL ALLOCATIONS FUND – SPECIALTY FINANCIAL HIGHLIGHTS

	Investment Activities				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover(c)
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities	End of		of	Net	Income	Reimbursements)	Income
	of Period		Gains		Period		Period	Assets	(Loss)	to Average	(Loss)
			(Losses) on				(000s)		to Average	Net	(Prior to
			Investments						Net Assets	Assets (b)	Reimbursements)
											to Average
											Net Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.34	0.34	$10.34	3.40%(e)	$ 80	0.56%(f)	0.75%(f)	12.49%(f)	(11.17%)(f)	7.19%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.02)	0.32	0.30	$ 10.30	3.00%(e)	$ 1	1.25%(f)	(0.58%)(f)	12.98%(f)	(12.30%)(f)	7.19%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.30	0.30	$ 10.30	3.00%(e)	$ 36	1.25%(f)	(1.04%)(f)	12.92%(f)	(12.72%)(f)	7.19%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.33	0.32	$ 10.32	3.20%(e)	$ 1	0.85%(f)	(0.18%)(f)	12.57%(f)	(11.90%)(f)	7.19%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34	$ 10.34	3.40%(e)	$ 1	0.40%(f)	0.27%(f)	12.12%(f)	(11.44%)(f)	7.19%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34	$ 10.34	3.40%(e)	$1,034	0.25%(f)	0.42%(f)	11.97%(f)	(11.29%)(f)	7.19%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(e)	Not annualized.

(f)	Annualized.

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APPENDIX: DESCRIPTION OF UNDERLYING FUNDS

Following is a description of the Underlying Funds selected for each asset class. The mix of Underlying Funds held by an individual Optimal Fund depends on its target allocation and the portfolio managers’ assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. Stocks – Large Cap Stocks

GARTMORE FOCUS FUND seeks long-term growth of capital and invests primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund invests at least 80% of its total assets in securities of companies with market capitalizations of $5 billion or more, primarily common stocks and American, global or other types of depositary receipts. The Fund’s portfolio managers consider such macro-economic factors as Federal Reserve policy, interest rates, inflation, and the domestic economy to help them focus on the most attractive business sectors within the overall market. The Fund typically holds a core group of 20 to 30 securities.

GARTMORE GROWTH FUND seeks long-term capital appreciation and invests primarily in common stocks of large cap companies. When selecting securities, the Fund’s portfolio managers consider, among other things, a company’s financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends. The portfolio managers look for companies whose earnings are expected to consistently grow faster than other companies in the market.

GARTMORE LARGE CAP VALUE FUND seeks to maximize total return, consisting of both capital appreciation and current income. The Fund typically invests at least 80% of its net assets in equity securities issued by large cap companies, utilizing a value style of investing. In pursuing the Fund’s objective, the portfolio managers compare securities of larger companies to others similarly situated, using some or all of the following factors, which the portfolio managers believe have predictive performance characteristics: earnings momentum; price momentum; and price-to- economic value. The portfolio managers further seek to minimize risk by investing in companies that possess characteristics similar to the companies in the Fund’s benchmark, the Russell 1000® Value Index, which measures the performance of those Russell 1000 companies with lower price- to-book ratios and lower forecasted growth values.

GARTMORE NATIONWIDE FUND seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities. When selecting securities, the Fund’s portfolio managers consider companies that demonstrate above-average revenue and earnings growth, consistent earnings growth, or are attractively valued.

GARTMORE NATIONWIDE LEADERS FUND seeks a high total return from a concentrated portfolio of U.S. securities, primarily common stocks and convertible securities of large companies. The Fund typically invests at least 80% of its assets in stocks of “U.S. Leaders.” The Fund’s portfolio manager defines a U.S. Leader as a company with a strong franchise, capable of taking advantage of its positioning in the marketplace. Because these companies have a reputation for quality management and superior products and services, the portfolio manager expects these companies to dominate their industries. The portfolio manager seeks companies that generally demonstrate above average revenue growth, above average earnings growth, consistent earnings growth, or are attractively valued. The Fund typically holds a core group of 20 to 30 stocks.

GARTMORE U.S. GROWTH LEADERS FUND seeks long-term growth and under normal conditions invests at least 80% of its net assets in stocks of “U.S. Growth Leaders.” The Fund’s portfolio managers define a “U.S. Growth Leader” as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. Because these companies have high growth potential and a reputation for quality management and superior products and services, the managers expect them to dominate their industries. The managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically holds a core group of 20 to 30 stocks. The Fund invests 25% or more of its total assets in software and technology-related companies.

U.S. Stocks – Small/Mid-Cap Stocks

GARTMORE MID CAP GROWTH FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its net assets in stocks of mid-cap companies. The Fund focuses on reasonably priced growth companies. In selecting stocks, the Fund’s portfolio manager reviews the earnings growth of all publicly-traded mid cap companies over the past three years and selects investments based on characteristics including above-average, consistent earnings growth and superior forecasted growth versus the market; financial strength and stability; balance sheet strength; strong competitive advantage within the securities industry; positive investor sentiment; relative market value and management team strength.

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APPENDIX: DESCRIPTION OF UNDERLYING FUNDS (con’t.)

GARTMORE MID CAP GROWTH LEADERS FUND seeks long-term capital appreciation, and typically invests at least 80% of its net assets in equity securities issued by mid-cap companies that the Fund’s management believes are, or have the potential to be, Mid Cap Growth Leaders. Fund management tries to choose such investments that will increase in value over the long term. Under normal circumstances, the Fund holds between 25 and 35 such securities. From time-to-time, the Fund may invest a portion of its portfolio in companies experiencing “special situations”, such as acquisitions, consolidations, mergers, reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

GARTMORE SMALL CAP FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its net assets in stocks of small-cap companies. The Fund’s portfolio management considers many factors when selecting securities, including measures of earnings momentum, relative value, management’s decisions and price trends. The Fund may also invest in stocks of larger U.S. companies and in foreign securities.

GARTMORE SMALL CAP GROWTH FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its net assets in equity securities, mainly common stocks, issued by U.S. small-cap companies. The Fund’s portfolio manager ordinarily looks for stocks of companies with above average earnings growth, strong financial characteristics, high return on earnings, and successful business models. The portfolio manager believes some of these companies have the potential to achieve substantial earnings growth. Others are in the early stages of their development. The portfolio manager may also invest in companies experiencing unusual, non-repetitive “special situations” (such as mergers or acquisitions) or companies believed to have fixed assets whose value is not fully reflected in their stock prices. The Fund may invest without limit in initial public offerings (IPOs) of small cap companies, although it is uncertain whether such IPOs will be available to the fund or what impact, if any, these IPOs will have on the Fund’s performance.

GARTMORE SMALL CAP LEADERS FUND seeks long-term capital appreciation, and typically invests at least 80% of its net assets in equity securities of issuers considered to be small-cap companies as of the time of investment. The Fund generally holds between 50 and 70 securities considered to be or to have the potential to be Small Cap Leaders. The Fund is managed using a multi-team approach. One team employs a small-cap growth style while the other uses a small-cap value style. Each team typically manages approximately equal portions of the Fund’s assets, investing in approximately 25 to 35 securities, although at times more of the Fund’s assets may be allocated to either growth or value, depending on market conditions. The Fund may invest without limit in IPOs of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

GARTMORE VALUE OPPORTUNITIES FUND seeks long-term capital appreciation through investment in common stocks or their equivalents. Under normal conditions, the Fund invests primarily in equity securities issued by small-cap companies that the Fund’s portfolio manager considers to be “value” companies. The portfolio manager believes these companies have strong earnings growth potential, which has not been fully valued by the market. The Fund also invests in companies that are not well recognized, in “special situations” (companies involved in acquisitions, consolidations, mergers, or other unusual developments) and turnaround situations (companies that have experienced significant business problems but, in the portfolio manager’s view, have favorable prospects for recovery). The Fund may also invest a portion of its portfolio in large-cap and mid-cap companies and in real estate investment trusts (REITs.)

International Stocks

GARTMORE INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries. The Fund’s portfolio managers select companies the managers believe have earnings growth potential that the market has underestimated. The Fund’s equity investments may include common stocks, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may use derivatives, primarily futures and options, for efficient portfolio management.

GARTMORE WORLDWIDE LEADERS FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities of companies located throughout the world, including the U.S. Some of these are multi-national companies, while others are located and have primary economic ties in one country. Ordinarily, the Fund invests in companies from at least three different countries. The Fund’s portfolio managers choose companies they consider to be “Worldwide Leaders”, defined as a company located anywhere in the world that appears well positioned to take advantage of growth opportunities in the company’s industry. The portfolio managers select companies that they believe offer long-term, strategic growth opportunities and companies believed to offer short-term tactical opportunities based on current circumstances. The Fund typically invests in securities issued by approximately 30 companies.

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APPENDIX: DESCRIPTION OF UNDERLYING FUNDS (con’t.)

Bonds

GARTMORE BOND FUND seeks as high a level of current income as is consistent with preserving capital. The Fund invests primarily in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities, U.S. government agency securities. The Fund also invests in foreign government and corporate bonds denominated in U.S. dollars and in mortgage-backed and asset-backed securities. The Fund may also invest in commercial paper rated in one of the two highest rating categories by a rating agency. Although the Fund focuses on “investment-grade” taxable debt securities, the Fund may invest a portion of the portfolio in debt securities rated below investment grade, also known as “junk bonds.” In selecting securities, the Fund’s portfolio managers look for value and consider both the duration of particular bonds and the Fund’s overall portfolio.

GARTMORE GOVERNMENT BOND FUND seeks as high a level of current income as is consistent with preserving capital. Under normal conditions, the Fund invests at least 80% of its assets in U.S. government securities and U.S. government agency securities. To select investments that fit the Fund’s objectives, the portfolio manager relies primarily on interest rate expectations, yield-curve analysis (determining whether a short-, intermediate-, or long-term duration is appropriate based on interest rates), economic forecasting, and market sector analysis. The portfolio managers intend to maintain a duration of four to six years.

GARTMORE HIGH YIELD BOND FUND seeks high current income with capital appreciation as a secondary objective and invests primarily in U.S. dollar-denominated high yield bonds of U.S. and foreign issuers. Under normal conditions, the Fund invests at least 80% of its assets in bonds that are considered below-investment grade. Such bonds are commonly known as junk bonds. These bonds may be of any credit quality and may include securities that are not currently paying interest, pay-in-kind securities, zero coupon bonds, and securities that are in default. The Fund’s portfolio manager generally uses a “bottom up” approach when selecting securities, focusing on credit analysis of individual issues. The portfolio manager uses an active process that emphasizes relative value, managing on a total return basis, and using research to identify bonds of issuers with stable to improving financial situations, with yields that may compensate for the risk of investing in junk bonds. The portfolio managers intend to maintain a duration between three and six years.

Short-term Investments

GARTMORE MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. Typically, the fund’s dollar-weighted average maturity will be 90 days or less.

GARTMORE MORLEY ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal market conditions, the Fund invests primarily in high-grade corporate bonds, U.S. government securities and U.S. government agency securities. The Fund may also purchase mortgage-backed and asset-backed securities. The Fund’s duration is not expected to exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the fund’s duration in order to minimize fluctuation of the Fund’s share value.

GARTMORE SHORT DURATION BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal conditions, the Fund invests primarily in U.S. government securities, U.S. government agency securities, and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed income securities that pay interest on either a fixed-rate or variable-rate basis. The Fund is managed so that its duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

Specialty Assets

GARTMORE CONVERTIBLE FUND seeks to preserve capital and provide current yield and capital appreciation by investing in convertible securities. Under normal conditions, the Fund invests at least 80% of its net assets in convertible securities, typically issued by U.S. companies. These may be either debt securities or preferred stock that can be exchanged for common stock. The Fund may receive interest income on a convertible security and may also benefit from any increase in the security’s value, which tends to increase or decrease when the market value of the underlying security (generally common stock) increases or decreases.

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APPENDIX: DESCRIPTION OF UNDERLYING FUNDS (con’t.)

The portfolio managers strive to buy convertible securities with moderate durations (typically three to seven years), trading at or below par. The Fund generally emphasizes investment grade convertible securities; however, it may invest in convertible securities of any credit quality, including securities that are below-investment grade, not currently paying interest, or in default. Bonds rated below the top-four rating categories according to a nationally recognized rating agency are considered to be below investment grade and are commonly referred to as “junk bonds.” A significant portion of the Fund’s holdings are securities that have not been registered for public sale, but are eligible for purchase and sale by certain qualified institutional buyers. These are known as “Rule 144A securities.”

GARTMORE EMERGING MARKETS FUNDS seeks long-term capital growth by investing primarily in equity securities of companies located in “emerging market countries.” The Fund considers countries to be emerging if the International Finance Corporation defines them as emerging market countries, the World Bank defines them as having low-to-middle income economies or they are listed as developing countries in World Bank publications. There are more than 25 countries that currently qualify as emerging market countries, including Brazil, China, South Korea, Mexico, and Taiwan. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. The Fund’s portfolio managers select companies they believe have the potential to deliver unexpected earnings growth. The Fund’s securities holdings may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, derivative securities, and depositary receipts.

GARTMORE GLOBAL FINANCIAL SERVICES FUND seeks long-term capital growth and under normal conditions, invests at least 80% of its assets in equity securities of U.S. and foreign companies of any size that have business operations in or related to financial services. The Fund’s managers consider companies with at least 50% of their assets, revenues or net income related to the financial services sector. The Fund invests 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies. The Fund’s holdings of equity securities may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trusts (REITs), and depositary receipts.

GARTMORE GLOBAL HEALTH SCIENCES FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size with business operations in or related to health sciences. The Fund’s portfolio managers consider companies that derive at least 50% of their assets, revenues, or net income from health sciences. The Fund invests 25% or more of its assets in at least one of the following industry groups: health care, pharmaceuticals, biotechnology, medical supplies, medical services, and medical devices. The Fund’s holdings of equity securities may include common stocks, convertible securities, and depositary receipts.

GARTMORE GLOBAL NATURAL RESOURCES FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size with business operations in or related to activities in natural resources industries. The Fund’s portfolio managers generally consider companies that derive at least 50% of their assets, revenues, or net income from activities in natural resources industries. The Fund invests more than 25% of its assets in natural resources industries, including integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, ferrous and nonferrous metals, base metal production, forest products, agricultural products, paper products, chemicals, building materials, coal, alternative energy sources, real estate, and environmental services. The Fund’s holdings of equity securities may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trusts (REITs), and depositary receipts. The Fund may invest in commodity-linked derivatives such as commodity options and futures, in an attempt to increase its investment return and manage the Fund’s exposure to changing commodity prices, securities prices, and other economic variables.

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in stocks of companies of any size, with business operations in or related to technology or communications. The Fund’s managers consider companies that derive at least 50% of their assets, revenues or net income related to technology and communications industries. The Fund invests more than 25% of its total assets in technology and/or communications industries, including hardware and equipment, information technology, software, consulting and services, consumer electronics, defense technology, broadcasting, and communication equipment.

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APPENDIX: DESCRIPTION OF UNDERLYING FUNDS (con’t.)

GARTMORE GLOBAL UTILITIES FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size, with business operations in or related to utilities. The Fund’s manager generally considers companies that derive at least 50% of their assets, revenues or net income from utilities servicing or activities in utilities-related industries. The Fund invests 25% or more of its assets in at least one of the following industry groups: energy sources, maintenance services, companies that provide infrastructure for utilities, cable television, radio, telecommunications services, transportation services, and water and sanitary services. Although utility companies have traditionally paid above-average dividends, the portfolio manager focuses on companies with strong growth potential rather than those paying high current dividends.

GARTMORE MICRO CAP EQUITY FUND* seeks long-term capital appreciation and invests at least 80% of its net assets in stocks of, “micro-cap company.” These are companies having a market capitalization within the range of the companies in the Wilshire Micro-Cap Index. The Fund focuses on undiscovered, small-sized, emerging growth companies. Since micro-capitalization companies are generally less well known and typically not analyzed as extensively as larger companies, their stocks may be mispriced, creating an opportunity for higher returns. In analyzing specific companies, the Fund’s portfolio manager ordinarily looks for several of the following characteristics: development of new products, technologies, or markets; a high quality balance sheet; above-average earnings growth; attractive valuation; and a strong management team. Although the Fund’s portfolio manager looks for companies with the potential for strong earnings growth, some of the Fund’s holdings may be companies that are experiencing losses.

*
The Gartmore Micro Cap Equity Fund (“Micro Cap Fund”) closed to new investors effective November 30, 2004. As of the date of this prospectus, the Micro Cap Fund remains open to investors through the Funds.

GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND seeks long-term capital appreciation. The Fund primarily invests and executes short sales in equity securities of U.S. and non-U.S. issuers that are listed on a national securities exchange or quoted on Nasdaq. Under normal circumstances, the Fund invests 80% of its assets in U.S.-based companies. The Fund may invest in companies of any size, including small or medium-sized companies. In general, the Fund invests, or takes “long positions” in companies the portfolio managers believe will appreciate in value. Conversely, the Fund takes “short positions”, or agrees to sell at a specified price, companies the portfolio manager expects to decline in value. The Fund typically takes long positions in “leaders,” companies benefiting from superior management, products, or distribution that the portfolio manager believes will generate earnings growth exceeding market expectations. The Fund’s portfolio manager intends to take short positions in stocks whose earnings seem to be reflected in the current price or appear likely to fall short of expectations, those that operate in an industry with a structural weakness, are believed to have poor quality management, or appear likely to suffer an event affecting their long-term earnings power. In addition, the Fund may make strategic paired trades, taking both long and short positions in companies in the same industry in order to minimize the effect of market and sector fluctuations on the Fund’s performance.

UNAFFILIATED REAL ESTATE FUNDS The Funds may invest in one or more unaffiliated mutual funds that, under normal conditions, invest at least 80% of their assets in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. These Funds typically seek long-term capital appreciation, with income as a secondary objective. A company is considered to be a “real estate company” if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management, or sale of real estate.

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Information from Gartmore Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:
• Statement of Additional Information (incorporated by reference into this Prospectus)
• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
• Semi-Annual Reports
To obtain a document free of charge, contact us at the address or number listed below.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
For additional information contact:
By Regular Mail:Gartmore Funds P.O. Box 182205Columbus, Ohio 43218-2205 (614) 428-3278 (fax)
By Overnight Mail:Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219
For 24-hour access:1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
• on the SEC’s EDGAR database via the Internet at www.sec.gov,
• by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
• by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)
The Trust’s Investment Company Act File No.: 811-08495
©2005 Gartmore Global Investments, Inc. All rights reserved.PR-OPT 2/05

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Concept Series

These Funds feature opportunistic portfolios that can vary significantly in style, market cap,

risk and asset class.

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Fund	Class	Ticker

Gartmore Convertible Fund	Class A	GRVAX

Gartmore Convertible Fund	Class B	GRVBX

Gartmore Convertible Fund	Class C	GRVCX

Gartmore Convertible Fund	Class R	GRVRX

Gartmore Convertible Fund	Institutional Class	GRVIX

Gartmore Convertible Fund	Institutional Service Class	GRVSX

Gartmore High Yield Bond Fund	Class A	NYBAX

Gartmore High Yield Bond Fund	Class B	NYBBX

Gartmore High Yield Bond Fund	Class C	NYBCX

Gartmore High Yield Bond Fund	Class R	GHYRX

Gartmore High Yield Bond Fund	Institutional Class	GHBIX

Gartmore High Yield Bond Fund	Institutional Service Class	NHYSX

Gartmore Micro Cap Equity Fund	Class A	GMEAX

Gartmore Micro Cap Equity Fund	Class B	GMEBX

Gartmore Micro Cap Equity Fund	Class C	GMECX

Gartmore Micro Cap Equity Fund	Class R	GMERX

Gartmore Micro Cap Equity Fund	Institutional Class	GMEIX

Gartmore Micro Cap Equity Fund	Institutional Service Class	GMESX

Gartmore Small Cap Growth Fund	Class A	GTGAX

Gartmore Small Cap Growth Fund	Class B	GTGBX

Gartmore Small Cap Growth Fund	Class C	GTGCX

Gartmore Small Cap Growth Fund	Class R	GTGRX

Gartmore Small Cap Growth Fund	Institutional Class	GTGIX

Gartmore Small Cap Growth Fund	Institutional Service Class	GSSVX

Gartmore Value Opportunities Fund	Class A	GVOAX

Gartmore Value Opportunities Fund	Class B	GVOBX

Gartmore Value Opportunities Fund	Class C	GVOCX

Gartmore Value Opportunities Fund	Class R	GVORX

Gartmore Value Opportunities Fund	Institutional Class	GVAIX

Gartmore Value Opportunities Fund	Institutional Service Class	GVOIX

5	Section 1 – Fund Summaries and Performance

Gartmore Convertible Fund Gartmore High Yield Bond Fund Gartmore Micro Cap Equity Fund Gartmore Small Cap Growth Fund Gartmore Value Opportunities Fund

23	Section 2 – Fund Details

Additional Information about Investments, Investment Techniques, and Risks

25	Section 3 – Fund Management

Investment Adviser and Subadviser Portfolio Management

28	Section 4 – Investing with Gartmore

Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

41	Section 5 – Distributions and Taxes

Distributions and Capital Gains Selling and Exchanging Shares Other Tax Jurisdictions Tax Status for Retirement Plans and Other Tax-Deferred Accounts Backup Withholding

42	Section 6 – Financial Highlights

GARTMORE CONCEPT SERIES	1

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Concept Series

Introduction to the Concept Series

This prospectus provides information about five funds:

Gartmore Convertible Fund Gartmore High Yield Bond Fund Gartmore Micro Cap Equity Fund (closed to new investors)* Gartmore Small Cap Growth Fund Gartmore Value Opportunities Fund
*	The Fund’s investment adviser has closed the Fund to new investors, and may do so to existing investors (excluding reinvestment of dividends and distributions) at some point in the future.

The Funds are primarily intended:

•	To offer a varied selection of investment options using more aggressive equity and fixed income approaches.

The Funds use investment strategies that may involve substantially higher risks and greater volatility than most mutual funds and are not appropriate for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

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A Note about Share Classes

Each Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Duration – related in part to the remaining time until maturity of a bond, a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Investment grade – the four highest rating categories of recognized rating agencies, including Moody’s, Standard and Poor’s and Fitch.

Junk bonds – fixed income securities rated below investment grade by recognized rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that Fund management believes are of comparable quality. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Large-cap companies – companies whose market capitalization is similar to those of companies included in the Standard and Poor’s 500® Composite
Stock Price Index, ranging from $750 million to $385.9 billion as of
December 31, 2004.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Micro-cap companies – small companies whose market capitalization is similar to those of companies included in the Wilshire Micro-Cap® Index, which were less than $1.7 billion as of January 31, 2005. Micro-cap companies are substantially smaller than Standard and Poor’s 500 companies.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from
$42 million to $6.24 billion as of January 31, 2005.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to- earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

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SECTION 1 GARTMORE CONVERTIBLE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to preserve capital and provide current yield and capital appreciation through investments in convertible securities.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in convertible securities of U.S. issuers, seeking both interest income and increase in market value. In emphasizing current yield and solid credit quality, the portfolio managers seek convertible securities trading at or below par (the bond’s face value) with moderate duration (typically three to seven years). In selecting securities for the Fund, they typically employ a three-step process that includes:

•	evaluation of an issuer’s default risk, based on traditional company measures

•	fundamental analysis of the issuer’s underlying common stock

•	evaluation of a security’s value, liquidity and impact on the overall composition and diversification of the Fund.

While the Fund emphasizes investments in investment grade convertible securities, it may invest in securities of any credit quality, including junk bonds, defaulted securities or securities not currently paying interest.

The Fund also may invest significantly in securities that have contractual or legal restrictions on resale, known as “restricted securities,” including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The portfolio managers may sell a convertible security based on the following criteria:

•	sale price at or above 120% of its par value;

•	credit measures for the security deteriorate making other available convertible securities more attractive;

•	concerns about the issuer’s management; or

•	weakening fundamentals in the issuer’s sector.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Convertible securities risk – results because a portion of a convertible security’s value is based on the value of the underlying common stock. Convertible securities are subject to some stock market risk.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fundowns. This risk is particularly high for junk bonds and lower rated convertible securities.

Stock market risk – the Fund could lose value if the individual stocks to which convertible securities in which the Fund has invested are linked or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the Goldman Sachs (GS) Convertible 100 Index or other funds with similar investment objectives and strategies.

Rule 144A securities risk – is the result of a more limited market for Rule 144A securities than for publicly traded securities. It may be difficult to buy, sell or value Rule 144A securities.

Lower rated securities risk – refers to the possibility that the Fund’s investments in junk bonds and other lower rated or high-yield securities will subject the Fund to substantial risk of loss.

Event risk – is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of added debt, the credit quality and market value of a company’s bonds may decline significantly.

If the value of the Fund’s investments goes down, you may lose money.

4          GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE CONVERTIBLE FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total return before taxes (and after taxes for Class A shares) and compares it to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 5.53% - 4th qtr of 2004 Worst Quarter -1.27% - 2nd qtr of 2004

*These annual total returns do not include sales charges and does not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual returns[1]		Since inception

as of December 31, 2004	1 Year	(December 29, 2003)

Class A shares – Before Taxes	-0.54%	-0.82%

Class A shares – After Taxes on Distributions	-1.07%	-1.34%

Class A shares – After Taxes on Distributions and Sale of Shares	-0.20%	-0.93%

Class B shares – Before Taxes	-0.42%	0.27%

Class C shares – Before Taxes	4.61%	4.27%

Class R shares – Before Taxes	4.73%	4.39%

Institutional Service Class shares – Before Taxes	5.65%	5.30%

Institutional Class shares – Before Taxes	5.65%	5.30%

GS Convertible 100 Index[2]

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
The GS Convertible 100 Index is an unmanaged index that tracks the performance of 100 equally weighted convertible issues, each with a market capitalization of at least $100 million. The Index measures the performance of its components against that of their underlying common stocks as well as against other broad market indexes. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE CONCEPT SERIES          5

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SECTION 1 GARTMORE CONVERTIBLE FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service Class	Class
your investment)[1]					Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional

Expenses (deducted from	Shares	Shares	Shares	Shares	Class	Class
Fund assets)					Shares	Shares

Management Fees
(paid to have the Fund’s
investments professionally
managed)[7]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Total Annual Fund
Operating Expenses	1.30%	2.05%	2.05%	1.65%	1.05%	1.05%

Amount of Fee Waiver/
Expense Reimbursement[9]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.20%	1.95%	1.95%	1.55%	0.95%	0.95%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 0.50% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
The management fee represents the maximum fee that could be paid to Gartmore Mutual Fund Capital Trust (the “Adviser”) under its advisory agreement for the Fund. See Section 3, Fund Management for management fee breakpoints for the Fund.

8
Pursuant to the Fund’s Rule 12b-1 Plan, Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and the Adviser have entered into a written contract limiting operating expenses to 0.95% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided that the reimbursement will not continue to accrue for more than the fees during three years after the fiscal year when the Adviser waived the fees or reimbursed other expenses to the Fund of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.45% for Class A shares, 1.70% for Class R shares and 1.20% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE CONVERTIBLE FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$690	$954	$1,238	$2,044

Class B shares	$698	$933	$1,294	$2,088

Class C shares	$298	$633	$1,094	$2,371

Class R shares	$158	$511	$888	$1,946

Institutional Service Class shares	$97	$324	$570	$1,274

Institutional Class shares	$97	$324	$570	$1,274

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$198	$633	$1,094	$2,088

Class C shares	$198	$633	$1,094	$2,371

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.
If these sales charges (loads) were included, your costs would be higher.

GARTMORE CONCEPT SERIES          7

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SECTION 1 GARTMORE HIGH YIELD BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks high current income with capital appreciation as a secondary objective.

Principal Strategies

Under normal conditions, the Fund invests at least 80% if its net assets in U.S. dollar-denominated junk bonds of U.S. and foreign issuers. These bonds may include securities which currently are not paying interest, pay-in-kind securities, zero coupon bonds and securities that are in default.

The portfolio manager generally uses a “bottom-up” approach to selecting securities (i.e., focuses on individual bond issuers rather than industrial sectors or general economic trends) that emphasizes relative value, managing on a total return basis, and using research to identify stable to improving credit situations that may provide higher yield as compensation for assuming higher risk. This approach focuses on:

•	credit research — evaluating the debt service, growth rate and upgrade or downgrade potential of each eligible security

•	security selection — investing in securities of companies the portfolio manager believes provide high yields with low relative credit risk and that will enhance portfolio diversification

•
sector allocation — the Fund may overweight, equal or underweight a particular industry sector relative to the Fund’s benchmark index depending on the portfolio manager’s perception of the prospects for each sector.

The Fund intends to maintain a duration of between three and six years. The Fund also may, in order to maintain liquidity or if insufficient suitable securities appear to be available in the market, invest up to 35% of its total assets in cash or money market instruments.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk — generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk — is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fundowns. This risk is particularly high for junk bonds.

Lower-rated securities risk — refers to the possibility that the Fund’s investments in junk bonds and other lower-rated or high yield securities will subject the Fund to substantial risk of loss.

Maturity risk — The price of debt securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity risk — is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Call risk — is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security’s price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or less favorable characteristics.

Event risk — is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of added debt, the credit quality and market value of a company’s bonds may decline significantly.

Selection risk — the portfolio manager may select securities that underperform the Citigroup High-Yield Market Index or other funds with similar investment objectives and strategies.

If the value of the Fund’s investments goes down, you may lose money.

8          GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE HIGH YIELD BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 8.71% - 4th qtr of 2001 Worst Quarter -8.08% - 4th qtr of 2000

*These annual total returns also do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown. Please call 1-800-848-0920 to obtain the Fund’s current 30-day yield.

Average annual returns[1]			Since inception

as of December 31, 2004	1 Year	5 YRS	(December 29, 1999)

Class A shares – Before Taxes	4.51%	1.85%	1.83%

Class A shares – After Taxes on Distributions	1.93%	-1.69%	-1.70%

Class A shares – After Taxes on Distributions and Sales of Shares	2.83%	-0.69%	-0.70%

Class B shares – Before Taxes	3.83%	1.83%	1.94%

Class C shares – Before Taxes[2,3]	7.83%	1.85%	1.83%

Class R shares – Before Taxes[2]	9.14%	2.16%	2.14%

Institutional Service Class shares – Before Taxes	9.95%	3.23%	3.21%

Institutional Class shares – Before Taxes[4]	10.00%	3.24%	3.22%

Citigroup High-Yield Market Index[5]	10.79%	7.22%	7.22%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

3
Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

4
Returns through December 31, 2003 were achieved before the first offering of Institutional Class shares (12/31/03) and are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

5
The Citigroup High-Yield Market Index is an unmanaged index of high-yield debt securities that is a broad market measure. Unlike mutual fund returns, the Index does not include expenses. If expenses were deducted, the actual returns of the Index would be lower.

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SECTION 1 GARTMORE HIGH YIELD BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating

Expenses (deducted
from Fund assets)

Management Fees (paid to have
the Fund’s investments
professionally managed)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)[7]	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses	0.42%	0.34%	0.34%	0.54%	0.34%	0.34%

Total Annual Fund
Operating Expenses	1.22%	1.89%	1.89%	1.49%	0.89%	0.89%

Amount of Fee Waiver/
Expense Reimbursement[8]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.03%	1.70%	1.70%	1.30%	0.70%	0.70%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.85% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be made within five years of the Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.20% for Class A shares, 1.45% for Class R shares and 0.77% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE HIGH YIELD BOND FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$575	$826	$1,096	$1,866

Class B shares	$673	$876	$1,204	$1,937

Class C shares	$273	$576	$1,004	$2,196

Class R shares	$132	$452	$795	$1,763

Institutional Service Class shares	$72	$265	$474	$1,079

Institutional Class shares	$72	$265	$474	$1,079

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$173	$576	$1,004	$1,937

Class C shares	$173	$576	$1,004	$2,196

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.
If these sales charges (loads) were included, your costs would be higher.

GARTMORE CONCEPT SERIES          11

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SECTION 1 GARTMORE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE

The Fund’s investment adviser has closed the Fund to new investors, and may do so to existing investors (excluding reinvestment of dividends and distributions) at some point in the future. If this occurs, existing shareholders will receive advance notice. The Fund’s investment adviser may reopen the Fund to new investors at any time.

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by very small companies considered to be micro cap companies as of the time of investment. The Fund generally holds between 50 and 100 securities.

The Fund focuses on small, undiscovered, emerging growth companies, seeking to provide investors with potentially higher returns than would be achieved by investing primarily in larger, more established companies. Since micro cap companies are generally not as well known and have less of an institutional following than larger companies, they may provide opportunities for higher returns due to inefficiencies in the marketplace.

In analyzing specific companies for possible investment, the Fund’s portfolio manager ordinarily looks for several of the following characteristics:

•	Above average earnings growth

•	Attractive valuation

•	Development of new products, technologies or markets

•	High quality balance sheet

•	Strong management team

Although the portfolio manager looks for companies with the potential for strong earnings growth rates, some of the Fund’s investments may be in companies that are experiencing losses.

The Fund’s portfolio manager may sell a particular security based on the following criteria:

•	Changes in company fundamentals

•	Weak company management

•	Opportunity to purchase other, more attractively priced stocks

•	Market capitalization of twice the portfolio’s buying range

•	Weakening financial stability

The Fund is not required to sell a security that has appreciated beyond the micro cap range, but it typically will do so.

The Fund may invest without limit in initial public offerings (“IPOs”), although it is uncertain whether such IPOs will be available for investment by the Fund and what impact, if any, they will have on the Fund’s performance.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Wilshire Micro-Cap® Index, or other funds with similar investment objectives and strategies.

Micro cap risk — in general, stocks of smaller companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger company securities or the market overall. These risks may be more significant for investments in small companies that would be considered to be micro-cap companies. Micro-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a micro cap company may lose substantial value. Investing in micro-cap companies requires a longer term investment view and may not be appropriate for all investors.

Initial public offering risk — availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

If the value of the Fund’s investments goes down, you may lose money.

12          GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 32.64% - 2nd qtr of 2003 Worst Quarter -2.82% - 3rd qtr of 2004

*The annual total returns do not include sales charges and does not reflect the effect of taxes. If applicable sales charges were included, the annual returns would be lower than those shown.

Average annual returns[1]		Since inception

as of December 31, 2004	1 Year	(June 27, 2002)

Class A shares – Before Taxes	24.15%	36.28%

Class A shares – After Taxes on Distributions	23.56%	36.02%

Class A shares – After Taxes on Distributions and Sales of Shares	15.86%	31.64%

Class B shares – Before Taxes	25.78%	37.73%

Class C shares – Before Taxes[2]	29.82%	38.51%

Class R shares – Before Taxes[3]	31.38%	38.68%

Institutional Service Class shares – Before Taxes	32.09%	39.84%

Institutional Class shares – Before Taxes	32.09%	39.84%

Wilshire Micro-Cap Index[4]

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

3
Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class R shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
The Wilshire Micro-Cap Index is an unmanaged market capitalization-weighted index that measures the performance of small-cap stocks in the bottom “half” of the Wilshire 5000 Index. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the index would be lower.

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SECTION 1 GARTMORE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating

Expenses (deducted
from Fund assets)

Management Fees (paid to have
the Fund’s investments
professionally managed)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses	0.32%	0.31%	0.31%	0.51%	0.31%	0.31%

Total Annual Fund
Operating Expenses	1.82%	2.56%	2.56%	2.16%	1.56%	1.56%

Amount of Fee Waiver/
Expense Reimbursement[8]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.81%	2.55%	2.55%	2.15%	1.55%	1.55%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees..

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.65% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be made within five years of the Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 2.05% for Class A shares, 2.30% for Class R shares and 1.80% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$748	$1,114	$1,503	$2,589

Class B shares	$758	$1,096	$1,560	$2,629

Class C shares	$358	$796	$1,360	$2,894

Class R shares	$218	$675	$1,158	$2,492

Institutional Service Class shares	$158	$492	$849	$1,856

Institutional Class shares	$158	$492	$849	$1,856

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$258	$796	$1,360	$2,629

Class C shares	$258	$796	$1,360	$2,894

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.
If these sales charges (loads) were included, your costs would be higher.

GARTMORE CONCEPT SERIES          15

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SECTION 1 GARTMORE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. small-cap companies, primarily common stock. In identifying eligible companies in which to invest, the portfolio manager ordinarily looks for:

•	above-average earnings growth

•	strong financial characteristics

•	high return on earnings

•	successful business models

Some of these companies may be those which the portfolio manager believes to have the potential to achieve substantial earnings growth and/or may be in the early stages of their development. The Fund may also purchase securities of companies that are experiencing unusual, non- repetitive “special” situations (such as mergers or acquisitions) or that the portfolio manager believes have valuable fixed assets which are not fully reflected in the stock price.

The Fund may invest without limit in initial public offerings (“IPOs”), although it is uncertain whether such IPOs will be available for investment by the Fund and what impact, if any, they will have on the Fund’s performance.

The portfolio manager employs a strict sell discipline and generally will sell a security if:

•	its market capitalization becomes too high

•	its earnings rate declines

•	a stronger opportunity is available

•	the price of the security is flat for a significant period of time.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Special situation companies risk – Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations, or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of a special situation company may decline.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not included because the Fund began operations on or about March 30, 2004, and does not yet have one full calendar year of performance history as of the date of this prospectus.

16          GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating

Expenses (deducted
from Fund assets)

Management Fees (paid to have
the Fund’s investments
professionally managed)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses	3.71%	3.71%	3.71%	3.91%	3.71%	3.71%

Total Annual Fund
Operating Expenses	4.91%	5.66%	5.66%	5.26%	4.66%	4.66%

Amount of Fee Waiver/
Expense Reimbursement[8]	3.31%	3.31%	3.31%	3.31%	3.31%	3.31%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.60%	2.35%	2.35%	1.95%	1.35%	1.35%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finder’s fee is paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.35% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Reimbursements to the Adviser will not accure for more than three years after the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$728	$1,686	$2,646	$5,052

Class B shares	$738	$1,692	$2,732	$5,111

Class C shares	$338	$1,392	$2,532	$5,314

Class R shares	$198	$1,279	$2,355	$5,020

Institutional Service Class shares	$137	$1,107	$2,083	$4,552

Institutional Class shares	$137	$1,107	$2,083	$4,552

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$238	$1,392	$2,532	$5,111

Class C shares	$238	$1,392	$2,532	$5,314

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

18          GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents.

Principal Strategies

The Fund invests, under normal market conditions, primarily in equity securities issued by small-cap companies that the Fund’s management considers to be “value” companies. In pursuing a value style of investing, the Fund seeks securities of companies with good earnings growth potential that the portfolio managers believe the market has undervalued. These companies may be undervalued because the portfolio managers believe that:

•	they are not well recognized

•	they may be experiencing special situations, such as acquisitions, mergers or other unusual developments

•	they may be experiencing significant business problems but have favorable prospects for recovery.

Small-cap companies often are undervalued because they may not be regularly researched by securities analysts or because institutional investors (who comprise a majority of the trading volume of publicly available securities) may be less interested due to the difficulty in purchasing a meaningful position that does not constitute a large percentage of the company’s outstanding common stock. Consequently, greater discrepancies in the valuation of small cap companies may at times result.

The Fund may invest in equity securities of large-cap and mid-cap companies, real estate investment trusts, and companies based either in the U.S. or in other countries.

The portfolio managers may sell a security if:

•	there are more attractive securities available

•	if the business environment is changing, or

•	to control the overall risk of the portfolio.

The Fund’s investment adviser has chosen NorthPointe Capital, LLC (“NorthPointe”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small-cap risk — in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Special situation companies risk — Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations, or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of a special situation company may decline.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Value style risk — over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

If the value of the Fund’s investments goes down, you may lose money.

GARTMORE CONCEPT SERIES          19

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SECTION 1 GARTMORE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (years ended December 31)

Best Quarter: 18.51% 2nd qtr of 2003 Worst Quarter -16.45% 3rd qtr of 2002

*These annual total returns do not include sales charges and does not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]			Since inception

as of December 31, 2004	1 Year	5 Years	(December 29, 1999)

Class A shares – Before Taxes	6.90%	10.88%	11.26%

Class A shares – After Taxes on Distributions	3.79%	10.01%	10.39%

Class A shares – After Taxes on Distributions and Sales of Shares	7.55%	9.26%	9.60%

Class B shares – Before Taxes	7.99%	11.24%	11.76%

Class C shares – Before Taxes[2,3]	11.78%	11.50%	11.88%

Class R shares – Before Taxes[2]	13.24%	11.61%	11.99%

Institutional Service Class shares – Before Taxes	13.62%	12.46%	12.85%

Institutional Class shares – Before Taxes[4]	13.76%	12.49%	12.88%

Russell 2000 Index[5]	18.33%	6.61%	6.61%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

3
Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

5
The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

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SECTION 1 GARTMORE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating

Expenses (deducted
from Fund assets)

Management Fees (paid to have
the Fund’s investments
professionally managed)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses	0.44%	0.34%	0.34%	0.54%	0.52%	0.34%

Total Annual Fund
Operating Expenses	1.39%	2.04%	2.04%	1.64%	1.22%	1.04%

Amount of Fee Waiver/
Expense Reimbursement[8]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	1.36%	2.01%	2.01%	1.61%	1.19%	1.01%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8
Gartmore Mutual Funds (the “Trust”) and the Gartmore Mutual Funds Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.60% for Class A shares, 1.76% for Class R shares and 1.26% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only. (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$706	$987	$1,289	$2,145

Class B shares	$704	$937	$1,295	$2,122

Class C shares	$304	$637	$1,095	$2,366

Class R shares	$164	$514	$889	$1,941

Institutional Service Class shares	$121	$384	$667	$1,475

Institutional Class shares	$103	$328	$571	$1,268

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$204	$637	$1,095	$2,122

Class C shares	$204	$637	$1,095	$2,366

**Expenses paid on investments forClass A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class            do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

22          GARTMORE CONCEPT SERIES

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk – Each of the Funds (except High Yield Bond) could lose value if the individual stocks in which it has invested (or, convertible securities linked to such stocks) and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings

•	production

•	management

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk – The Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Floating rate and variable securities risk – A Fund’s investment in floating rate or variable securities is subject to interest rate risk like other debt securities. Because they may be callable, these bonds are also subject to the risk that a Fund will be repaid prior to the stated maturity, and that the repaid principal will be reinvested at a lower interest rate, reducing the Fund’s income. Floating and variable-rate securities have interest rates that change periodically.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

Convertible securities – are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

Zero coupon bonds – These securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

REIT risk - the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

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SECTION 2 FUND DETAILS (con’t.)

When-issued securities risk – is the risk of the value of a security falling between the time a Fund commits to buy it and the payment date. If this occurs, the Fund may sustain a loss. In addition, when a Fund buys a security on a when-issued basis, it is subject to the risk that market interest rates will increase before the time the security is delivered, so that the yield on the security may be lower than the yield available on other, comparable securities at the time of delivery.

Portfolio turnover – Each of the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

Securities lending – Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse consequences to a Fund.

Temporary investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser and Subadviser

Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds’ investment adviser. The adviser manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

NorthPointe Capital, LLC, is the subadviser for Gartmore Value Opportunities Fund and, under the supervision of Gartmore Mutual Fund Capital Trust, manages the Fund’s assets in accordance with its investment objective and strategies. NorthPointe Capital, LLC, located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084, makes investment decisions for the Fund and executes them by placing purchase and sell orders for securities. NorthPointe Capital was organized in 1999 and manages other Gartmore Funds and institutional accounts.

The Funds pay Gartmore Mutual Fund Capital Trust a management fee on each Fund’s average daily net assets. From its management fee, Gartmore Mutual Fund Capital Trust pays NorthPointe Capital, LLC a subadvisory fee of 0.70% on the Gartmore Value Opportunities Fund’s average daily net assets.

Actual Management Fees Paid During Fiscal Year Ended October 31, 2004

	Management	Subadvisory

Gartmore Convertible Fund*	0.65%

Gartmore High Yield Bond Fund	0.55%

Gartmore Micro Cap Equity Fund	1.25%

Gartmore Small Cap Growth Fund	0.95%

Gartmore Value Opportunities Fund	0.70%**	0.70%

*  Effective June 29, 2004, Gartmore Convertible Fund adopted the following management fees: 0.65% on assets up to $500 million; 0.60% on assets of $500 million and more but less than $1 billion; and 0.55% for assets of $1 billion and more. Prior to that time, the Fund paid a flat fee of 0.65% of its average daily net assets.

**Includes fees paid to Gartmore Value Opportunities Fund’s subadviser.

Portfolio Management

Gartmore Convertible Fund

Gartmore Mutual Fund Capital Trust uses a team approach for this Fund, allowing investors to benefit from the skills of all the members of the team. The following people are primarily responsible for day-to-day management of the Fund.

•
Jeremiah O’Grady has more than 35 years of investment management experience, specializing in convertible securities. Mr. O’Grady joined Gartmore Mutual Fund Capital Trust in August 2002. Prior to that, he founded and was president of CODA Capital Management. He also served as an executive vice president of Jeffries & Co. in New York for 11 years, during which time he established Jeffries & Co.’s Convertible Securities Department.

•
Charles Wright has been active in the securities and investment industry for 10 years. Prior to joining Gartmore in 1999, Mr. Wright was a portfolio manager for Palomar Capital Management, a division of Pilgrim Baxter & Associates, for six years.

•
Sean George is primarily responsible for analyzing convertible securities for the Fund. Between September 2000 and June 2002, Mr. George earned his M.B.A. from the University of Chicago Graduate School of Business. From September 1996 to July 2000, he was as an international finance manager at Sterling Software, where he was responsible for financial reporting, strategic planning, foreign accounting translation and determining credit terms for foreign distributors.

•
Christopher O’Grady is responsible for the Fund’s securities trading. Mr. O’Grady has been active in the securities and investment industry for 12 years. He joined Gartmore in June 2002. Beginning September 1999, he was a vice president at Bank of America Securities, where he provided equity research to the institutional investment community. From August 1993 until August 1999, he was vice president of Institutional Sales at First Boston.

Gartmore High Yield Bond Fund

Karen Bater is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Ms. Bater joined Gartmore in May 2000 and began co-managing the Fund in January 2001. She became sole manager on October 18, 2002. Previously, she was the senior portfolio manager for Enhanced Yield Products at First Union Bank N.A. (1986-2000) and a portfolio manager for Vestaur Securities (1998-2000) at First Union Bank, N.A.

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SECTION 3 FUND MANAGEMENT (con’t.)

Gartmore Micro Cap Equity Fund

Carl P. Wilk, CFP, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Wilk joined Gartmore Mutual Fund Capital Trust in April 2002, and he also co-manages the Gartmore Small Cap Leaders Fund with Gary Haubold. Prior to April 2002, he was senior portfolio manager and partner of Munder Capital Management, portfolio manager of the Munder MicroCap Equity Fund, and co-manager of the Munder Small Company Growth Fund. He also managed Munder’s Small Company Focus style for institutional and wrap accounts.

Gartmore Small Cap Growth Fund

Gil Knight leads the portfolio management team responsible for day-to-day management of the Fund. Mr. Knight joined Gartmore in December 2003 from M&T Bank. He was the manager of the MTB Small Cap Growth Fund and a Senior Vice President of Allfirst Bank from 1995 until April 1, 2003 when M&T Bank acquired Allfirst Bank. Mr. Knight has more than 30 years of experience in the investment industry.

Prior Performance of the Gartmore Small Cap Growth Fund Portfolio Manager

From September 1, 1996 until May 31, 2003, the Fund’s portfolio manager Gil Knight was primarily responsible for managing ARK Small Cap Equity Portfolio (ARK Fund) which has investment objectives and strategies substantially similar, but not necessarily identical, to those of the Fund. He was co-portfolio manager for the ARK Small Cap Equity Portfolio for periods prior to and after that period.

Historical performance for the ARK Small Cap Equity Portfolio reflects changes in the share prices and reinvestment of dividends and distributions, and is net of all fees and expenses. Performance of the Institutional Class Shares of the ARK Fund is shown because it was in existence for the longest period of time. The expenses of the ARK Fund’s Institutional Class Shares were lower than the expenses of each class of the Fund and do not reflect the deduction of any sales charges applicable for the Fund’s Class A, B and C shares. If these higher expenses and any applicable sales charges were deducted, the performance of the ARK Fund would have been lower. In August 2003, the assets and liabilities of the ARK Fund were acquired by the MTB Small Cap Growth Fund, a shell portfolio, which acquired the ARK Fund’s accounting and performance history.

ARK Small Cap Equity Fund – Institutional Class Shares

Russell Annualized 2000 Total Growth Return Index

Period from September 1, 1996 until May 31, 2003 11.71% -0.12%

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions. The historical performance is based on information from Lipper, Inc. The Fund believes that it is reliable, but has not independently verified it.

Also included for comparison are performance figures for the Russell 2000 Growth Index, an unmanaged index that measures the performance of equity securities of small-capitalization companies that would be considered to be “growth” securities. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund’s portfolio or the ARK Fund.

Performance information for the ARK Fund has been included for comparison purposes and Gartmore believes that it is representative of Mr. Knight’s prior investment performance. However, this mutual fund is separate and distinct from the Fund. Its performance does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

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SECTION 3 FUND MANAGEMENT (con’t.)

The performance of the ARK Fund when managed by Mr. Knight may not be comparable to the Fund’s performance because of the following differences:

•	brokerage commissions and dealer spreads;

•	expenses (including management fees);

•	size of the investment in a particular security relative to the portfolio size;

•	timing of purchases and sales (including the effect of market conditions at that time);

•	timing of cash flows into the portfolio; and

•	the availability of cash for new investments.

Gartmore Value Opportunities Fund

Jeffrey C. Petherick and Mary C. Champagne are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,

• how long you expect to own your shares,

• how much you intend to invest,

• total costs and expenses associated with a particular share class, and

• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. Gartmore Micro Cap Equity Fund is currently closed to new investors. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares
Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75% (4.75% for Gartmore High Yield Bond Fund)	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends per share.

No conversion feature.

No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%	No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share are paid.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%	No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
A CDSC of up to 1.00% (0.75% for Gartmore High Yield Bond Fund) will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

Gartmore High Yield Bond Fund	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.75%	4.99%	4.00%

$50,000 to $99,999	4.50	4.71	3.75

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

* Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	retirement plans.

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% (0.75% for Gartmore High Yield Bond Fund and 0.50% for Gartmore Convertible Fund) applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC for Micro Cap Equity, Small Cap Growth, Value Opportunities	1.00%	0.50%	0.25%

Amount of CDSC for High Yield Bond	0.75%	0.50%	0.25%

Amount of CDSC For Convertible	0.50%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges – Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B, and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.

•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.

•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges – Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only to Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,

•	the total expenses of the share class, and

•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
              *Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.	By telephone. You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
Additional information for selling shares:

The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number
~~•~~ before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Minimum Investments

Minimum Investments
Class A, Class B and Class C Shares

To open an account              $2,000 (per Fund)

To open an IRA account $1,000 (per Fund)

Additional investments $100 (per Fund)

To start an Automatic Asset
Accumulation Plan $1,000

Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments –
Institutional Service Class Shares

To open an account $50,000 (per Fund)

Additional investments No Minimum

Minimum Investments –
Institutional Class Shares

To open an account $1,000,000 (per Fund)

Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances - Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
if the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place, as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. These fees are paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. This exchange/redemption fee is in addition to any CDSC that may be applicable at the time of sale. If you exchange assets into a Fund with a exchange/redemption fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. Capital gains will be distributed annually. All income and capital gains distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

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SECTION 6 GARTMORE CONVERTIBLE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$ 10.09	0.15	(0.32)	(0.17)	(0.14)	(0.14)	$ 9.78	(1.68%)(g)	$ 2,988	1.20%(h)	2.28%(h)	1.36%(h)	2.12%(h)	153.08%

Class B Shares
Period Ended October 31, 2004 (d)	$ 10.09	0.10	(0.35)	(0.25)	(0.11)	(0.11)	$ 9.73	(2.46%)(g)	$ 210	1.95%(h)	1.55%(h)	2.08%(h)	1.42%(h)	153.08%

Class C Shares
Period Ended October 31, 2004 (d)	$ 10.09	0.10	(0.34)	(0.24)	(0.11)	(0.11)	$ 9.74	(2.41%)(g)	$ 3,253	1.95%(h)	1.52%(h)	2.09%(h)	1.38%(h)	153.08%

Class R Shares
Period Ended October 31, 2004 (e)	$ 9.66	0.08	0.09	0.17	(0.09)	(0.09)	$ 9.74	1.72%(g)	$ 1	1.58%(h)	1.75%(h)	1.59%(h)	1.75%(h)	153.08%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$ 10.09	0.12	(0.28)	(0.16)	(0.15)	(0.15)	$ 9.78	(0.68%)(g)	$ 311	0.95%(h)	2.28%(h)	1.10%(h)	2.13%(h)	153.08%

Institutional Class Shares
Period Ended October 31, 2004 (f)	$ 10.00	0.18	(0.25)	(0.07)	(0.15)	(0.15)	$ 9.78	(1.56%)(g)	$ 28,299	0.95%(h)	2.53%(h)	1.12%(h)	2.36%(h)	153.08%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from January 20, 2004 (commencement of operations) through October 31, 2004.

(e)	For the period from May 14, 2004 (commencement of operations) through October 31, 2004.

(f)	For the period from December 29, 2003 (commencement of operations) through October 31, 2004.

(g)	Not annualized.

(h)	Annualized.

GARTMORE CONCEPT SERIES          41

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SECTION 6 GARTMORE HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions		Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.86	(2.04)	(1.18)	(0.86)	(0.86)	$ 7.96	(12.48%)(h)	$ 2,804	0.95%(i)	12.35%(i)	1.15%(i)	12.15%(i)	76.93%
Year Ended October 31, 2001	$ 7.96	0.84	(1.10)	(0.26)	(0.84)	(0.84)	$ 6.86	(3.59%)	$ 2,801	0.95%	11.10%	1.11%	10.94%	83.79%
Year Ended October 31, 2002	$ 6.86	0.61	(0.87)	(0.26)	(0.61)	(0.61)	$ 5.99	(4.27%)	$ 2,002	0.97%	9.20%	1.09%	9.08%	93.27%
Year Ended October 31, 2003	$ 5.99	0.56	0.89	1.45	(0.56)	(0.56)	$ 6.88	25.18%	$ 4,028	1.02%	8.47%	1.10%	8.39%	104.54%
Year Ended October 31, 2004	$ 6.88	0.51	0.20	0.71	(0.51)	(0.51)	$ 7.08	10.65%	$ 4,027	1.03%	7.34%	1.20%	7.17%	77.13%

Class B Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.80	(2.04)	(1.24)	(0.80)	(0.80)	$ 7.96	(13.02%)(h)	$ 188	1.70%(i)	13.09%(i)	3.46%(i)	11.33%(j)	76.93%
Year Ended October 31, 2001	$ 7.96	0.78	(1.10)	(0.32)	(0.78)	(0.78)	$ 6.86	(4.31%)	$ 244	1.70%	10.35%	2.43%	9.62%	83.79%
Year Ended October 31, 2002	$ 6.86	0.56	(0.88)	(0.32)	(0.56)	(0.56)	$ 5.98	(5.11%)	$ 355	1.70%	8.46%	1.83%	8.33%	93.27%
Year Ended October 31, 2003	$ 5.98	0.52	0.89	1.41	(0.52)	(0.52)	$ 6.87	24.36%	$ 764	1.69%	7.81%	1.78%	7.73%	104.54%
Year Ended October 31, 2004	$ 6.87	0.46	0.20	0.66	(0.46)	(0.46)	$ 7.07	9.92%	$ 734	1.70%	6.63%	1.89%	6.45%	77.13%

Class C Shares
Period Ended October 31, 2001 (d)	$ 8.07	0.40	(1.21)	(0.81)	(0.40)	(0.40)	$ 6.86	(10.15%)(h)	$ 5	1.70%(i)	10.05%(i)	8.58%(i)	3.17%(i)	83.79%
Year Ended October 31, 2002	$ 6.86	0.56	(0.87)	(0.31)	(0.56)	(0.56)	$ 5.99	(4.96%)	$ 53	1.70%	8.55%	1.97%	8.28%	93.27%
Year Ended October 31, 2003	$ 5.99	0.52	0.89	1.41	(0.52)	(0.52)	$ 6.88	24.32%	$ 2.986	1.71%	7.45%	1.77%	7.39%	104.54%
Year Ended October 31, 2004	$ 6.88	0.46	0.20	0.66	(0.46)	(0.46)	$ 7.08	9.92%	$ 1.836	1.71%	6.66%	1.86%	6.51%	77.13%

Class R Shares
Period Ended October 31, 2004 (f)	$ 7.00	0.32	0.07	0.39	(0.32)	(0.32)	$ 7.07	5.73%(h)	$ 1	1.32%(i)	6.89%(i)	1.55%(i)	6.66%(i)	77.13%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.87	(1.99)	(1.12)	(0.87)	(0.87)	$ 8.01	(11.80%)(h)	$ 88,639	0.70%(i)	11.46%(i)	0.83%(i)	11.33%(i)	76.93%
Year Ended October 31, 2001	$ 8.01	0.87	(1.10)	(0.23)	(0.86)	(0.86)	$ 6.92	(3.19%)	$ 85,885	0.70%	11.30%	0.76%	11.24%	83.79%
Year Ended October 31, 2002	$ 6.92	0.63	(0.88)	(0.25)	(0.63)	(0.63)	$ 6.04	(4.12%)	$ 82,967	0.70%	9.38%	0.79%	9.29%	93.27%
Year Ended October 31, 2003	$ 6.04	0.58	0.90	1.48	(0.58)	(0.58)	$ 6.94	25.51%	$ 106,278	0.70%	8.87%	0.78%	8.79%	104.54%
Year Ended October 31, 2004	$ 6.94	0.53	0.20	0.73	(0.53)	(0.53)	$ 7.14	10.90%	$ 17,839	0.71%	7.60%	0.77%	7.53%	77.13%

Institutional Class Shares
Period Ended October 31, 2004 (g)	$ 6.90	0.18	0.24	0.42	(0.18)	(0.18)	$ 7.14	(6.10%)(h)	$ 1	0.71%(i)	7.44%(i)	1.24%(i)	6.91%(i)	77.13%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(d)	For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	For the period from February 27, 2004 (commencement of operations) through October 31, 2004.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Not annualized.

(i)	Annualized.

42          GARTMORE CONCEPT SERIES

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SECTION 6 GARTMORE MICRO CAP EQUITY FUND

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions			Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2002 (d) (e)	$ 100.00	(0.04)	—	(1.32)	(1.36)	—	$ 8.64	(13.60%)(g)	$ 310	1.80%(h)	(1.32%)(h)	8.73%(h)	(8.25%)(h)	56.08%
Year Ended October 31, 2003	$ 8.64	(0.02)	—	7.29	7.27	—	$ 15.91	84.14%	$ 17,023	1.82%	(1.32%)	2.26%	(1.76%)	104.50%
Year Ended October 31, 2004	$ 15.91	(0.18)	0.02	3.81	3.65	—(i)	$ 19.56	22.96%	$ 74,983	1.81%	(1.35%)	1.82%	(1.37%)	107.36%

Class B Shares
Period Ended October 31, 2002 (d)	$ 10.00	(0.06)	—	(1.33)	(1.39)	—	$ 8.61	(13.90%)(g)	$ 43	2.55%(h)	(2.04%)(h)	8.46%(h)	(7.95%)(h)	56.08%
Year Ended October 31, 2003	$ 8.61	(0.06)	—	7.19	7.13	—	$ 15.74	82.81%	$ 1,611	2.54%	(2.08%)	2.99%	(2.52%)	104.50%
Year Ended October 31, 2004	$ 15.74	(0.26)	0.02	3.72	3.48	—(i)	$ 19.22	22.13%	6,403	2.55%	(2.11%)	2.57%	(2.13%)	107.36%

Class C Shares
Period Ended October 31, 2002 (d)	$ 10.00	(0.06)	—	(1.33)	(1.39)	—	$ 8.61	13.90%(g)	$ 43	2.55%(h)	(2.04%)(h)	8.46%(h)	(7.95%)(h)	56.08%
Year Ended October 31, 2003	$ 8.61	(0.05)	—	7.20	7.15	—	$ 15.76	83.04%	$ 5,609	2.54%	(2.04%)	2.90%	(2.40%)	104.50%
Year Ended October 31, 2004	$ 15.76	(0.24)	0.02	3.70	3.48	—	$ 19.24	22.10%	$ 30,377	2.55%	(2.11%)	2.57%	(2.13%)	107.36%

Class R Shares
Period Ended October 31, 2004 (f)	$ 17.38	(0.27)	0.02	2.14	1.89	—(i)	$ 19.27	10.89%(g)	$ 1	2.17%(h)	(1.78%)(h)	2.17%(h)	(1.78%)(h)	107.36%

Institutional Service Class Shares
Period Ended October 31, 2002 (d)	$ 10.00	(0.03)	—	(1.33)	(1.36)	—	$ 8.64	13.60%(g)	$ 43	1.55%(h)	(1.04%)(h)	7.45%(h)	(6.94%)(h)	56.08%
Year Ended October 31, 2003	$ 8.64	(0.13)	—	7.45	7.32	—	$ 15.96	84.72%	$ 80	1.55%	(1.15%)	2.40%	(2.00%)	104.50%
Year Ended October 31, 2004	$ 15.96	(0.28)	0.02	3.97	3.71	— (i)	$ 19.67	23.26%	$ 51	1.51%	(1.10%)	1.52%	(1.11%)	107.36%

Institutional Class Shares
Period Ended October 31, 2002 (d)	$ 10.00	(0.03)	—	(1.33)	(1.36)	—	$ 8.64	13.60%(g)	$ 1,556	1.55%(h)	(1.04%)(h)	7.46%(h)	(6.95%)(h)	56.08%
Year Ended October 31, 2003	$ 8.64	(0.13)	—	7.45	7.32	—	$ 15.96	84.72%	$ 2,873	1.55%	(1.15%)	2.40%	(2.00%)	104.50%
Year Ended October 31, 2004	$ 15.96	(0.16)	0.02	3.85	3.71	— (i)	$ 19.67	23.26%	$ 3,493	1.52%	(1.14%)	1.54%	(1.15%)	107.36%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 27, 2002 (commencement of operations) through October 31, 2002.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount is less than $0.005.

GARTMORE CONCEPT SERIES          43

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SECTION 6 GARTMORE SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Asset	Return (a)	Assets	Expenses	Net	Expenses	Net	Turnover
	Value,	Income	and	Investment	Value		at End	to Average	Investment	(Prior to	Investment	(c)
	Beginning	(Loss)	Unrealized	Activities	End of		of	Net	Income	Reimbursements)	Income
	of Period		Gains		Period		Period	Assets	(Loss)	to Average	(Loss)
			(Losses) on				(000s)		to Average	Net	(Prior to
			Investments						Net Assets	Assets (b)	Reimbursements)
											to Average
											Net Assets

Class A Shares
Period Ended October 31, 2004(d)	$10.00	(0.01)	(0.82)	(0.83)	$9.17	(8.30%)(e)	$ 14	1.67%(f)	(0.81%)(f)	4.98%(f)	(4.12%)(f)	633.92%

Class B Shares
Period Ended October 31, 2004(d)	$10.00	(0.02)	(0.84)	(0.86)	$ 9.14	(8.60%)(e)	$ 13	2.37%(f)	(1.66%)(f)	5.65%(f)	(4.94%)(f)	633.92%

Class C Shares
Period Ended October 31, 2004(d)	$10.00	(0.02)	(0.85)	(0.87)	$ 9.13	(8.60%)(e)	$ 40	2.35%(f)	(1.68%)(f)	5.42%(f)	(4.76%)(f)	633.92%

Class R Shares
Period Ended October 31, 2004(d)	$10.00	(0.07)	(0.77)	(0.84)	$ 9.16	(8.40%)(e)	$ 1	1.82%(f)	(1.25%)(f)	5.07%(f)	(4.50%)(f)	633.92%

Institutional Service Class Shares
Period Ended October 31, 2004(d)	$10.00	(0.04)	(0.77)	(0.81)	$ 9.19	(8.10%)(e)	$ 1	1.28%(f)	(0.71%)(f)	4.44%(f)	(3.87%)(f)	633.92%

Institutional Class Shares
Period Ended October 31, 2004(d)	$10.00	(0.04)	(0.77)	(0.81)	$ 9.19	(8.10%)(e)	$2,752	1.37%(f)	(0.75%)(f)	4.69%(f)	(4.07%)(f)	633.92%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from March 30, 2004 (commencement of operations) through October 31, 2004.

(f)	Not annualized.

(g)	Annualized.

44          GARTMORE CONCEPT SERIES

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SECTION 6 GARTMORE VALUE OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions			Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.06	—	2.38	2.44	(0.07)	—	(0.07)	$ 12.37	24.38%(h)	$ 2,460	1.35%(i)	0.62%(i)	6.59%(i)	(4.62%)(i)	119.39%
Year Ended October 31, 2001	$ 12.37	0.10	—	(0.20)	(0.10)	(0.10)	—	(0.10)	$ 12.17	(0.87%)	$ 10,789	1.35%	0.69%	2.07%	(0.03%)	139.75%
Year Ended October 31, 2002	$ 12.17	0.05	0.01	(0.98)	(0.92)	(0.05)	(0.15)	(0.20)	$ 11.05	(7.75%)	$ 9,766	1.31%	0.39%	1.48%	0.22%	108.62%
Year Ended October 31, 2003	$ 11.05	0.03	—	3.42	3.45	(0.03)	—	(0.03)	$ 14.47	31.32%	$ 12,156	1.30%	0.20%	1.41%	0.09%	90.02%
Year Ended October 31, 2004	$ 14.47	—	—	1.55	1.55	(0.01)	—	(0.01)	$ 16.01	10.72%	$ 12,244	1.36%	(0.01%)	1.39%	(0.04%)	146.98%

Class B Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.01	—	2.37	2.38	(0.02)	—	(0.02)	$ 12.36	23.79%(h)	$ 751	1.95%(i)	0.10%(i)	7.70%(i)	(5.65%)(i)	119.39%
Year Ended October 31, 2001	$ 12.36	0.02	—	(0.20)	(0.18)	(0.02)	—	(0.02)	$ 12.16	(1.45%)	$ 2,708	1.95%	0.09%	3.06%	(1.02%)	139.75%
Year Ended October 31, 2002	$ 12.16	(0.03)	0.01	(0.98)	(1.00)	(0.01)	(0.15)	(0.16)	$ 11.00	(8.39%)	$ 2,362	1.98%	(0.28%)	2.22%	(0.52%)	108.62%
Year Ended October 31, 2003	$ 11.00	(0.06)	—	3.40	3.34	—	—	—	$ 14.34	30.39%	$ 2,641	2.00%	(0.49%)	2.12%	(0.60%)	90.02%
Year Ended October 31, 2004	$ 14.34	(0.11)	—	1.55	1.44	—	—	—	$ 15.78	10.04%	$ 2,631	2.01%	(0.66%)	2.04%	(0.69%)	146.98%

Class C Shares
Period Ended October 31, 2001 (e)	$ 13.08	0.01	—	(0.93)	(0.92)	(0.03)	—	(0.03)	$ 12.13	(7.08%)(h)	$ 108	1.95%(i)	(0.01%)(i)	3.29%(i)	(1.35%)(i)	139.75%
Year Ended October 31, 2002	$ 12.13	(0.03)	0.01	(0.97)	(0.99)	(0.01)	(0.15)	(0.16)	$ 10.98	(8.31%)	$ 133	1.99%	(0.30%)	2.23%	(0.54%)	108.62%
Year Ended October 31, 2003	$ 10.98	(0.04)	—	3.37	3.33	—	—	—	$ 14.31	30.35%	$ 342	2.00%	(0.56%)	2.09%	(0.65%)	90.02%
Year Ended October 31, 2004	$ 14.31	(0.09)	—	1.53	1.44	—	—	—	$ 15.75	10.06%	$ 652	2.01%	(0.67%)	2.05%	(0.71%)	146.98%

Class R Shares
Period Ended October 31, 2004 (f)	$ 15.45	(0.05)	—	0.43	0.38	—	—	—	$ 15.83	2.46%(h)	$ 1	1.60%(i)	(0.35%)(i)	1.64%(i)	(0.39%)(i)	146.98%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$ 10.00	0.07	—	2.40	2.47	(0.05)	—	(0.05)	$ 12.42	24.72%(h)	$ 4,441	1.00%(i)	0.98%(i)	5.99%(i)	(4.01%)(i)	119.39%
Year Ended October 31, 2001	$ 12.42	0.13	—	(0.19)	(0.06)	(0.12)	—	(0.12)	$ 12.24	(0.49%)	$ 10,130	1.00%	1.07%	1.81%	1.26%	139.75%
Year Ended October 31, 2002	$ 12.24	0.07	0.01	(0.98)	(0.90)	(0.07)	(0.15)	(0.22)	$ 11.12	(7.56%)	$ 11,022	1.16%	0.52%	1.40%	0.28%	108.62%
Year Ended October 31, 2003	$ 11.12	0.04	—	3.44	3.48	(0.04)	—	(0.04)	$ 14.56	31.39%	$ 21,670	1.20%	0.27%	1.30%	0.16%	90.02%
Year Ended October 31, 2004	$ 14.56	0.04	—	1.55	1.59	(0.02)	—	(0.02)	$ 16.13	10.91%	$ 16,497	1.19%	0.17%	1.22%	0.15%	146.98%

Institutional Class Shares
Year Ended October 31, 2004 (g)	$ 16.18	—	—	(0.04)	(0.04)	—	—	—	$ 16.14	(0.19%)(h)	$ 1	1.09%(i)	0.09%(i)	1.17%(i)	0.01%(i)	146.98%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(d)	For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Not annualized.

(i) Annualized.

GARTMORE CONCEPT SERIES          45

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  Information from Gartmore Funds
  Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:
  Statement of Additional Information (incorporated by reference into this Prospectus)
  Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
  Semi-Annual Reports
  To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.
  To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
  For additional information contact:
  By Regular Mail:
  Gartmore Funds P.O. Box 182205
  Columbus, Ohio 43218-2205 (614) 428-3278 (fax)
  By Overnight Mail:
  Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219
  For 24-hour access:
  800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
  Information from the Securities and Exchange Commission (SEC)
  You can obtain copies of Fund documents from the SEC
  on the SEC’s EDGAR database via the Internet at www.sec.gov, by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)
  The Trust’s Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved. PR-CNCPT 2/05

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Fund

Class

Ticker

Gartmore Bond Index Fund

Class A

GBIAX

Gartmore Bond Index Fund

Class B

GBIBX

Gartmore Bond Index Fund

Class C

n/a

Gartmore Bond Index Fund

Class R

n/a

Gartmore Bond Index Fund

Institutional Class

GBXIX

Gartmore International Index Fund

Class A

GIIAX

Gartmore International Index Fund

Class B

GIIBX

Gartmore International Index Fund

Class C

n/a

Gartmore International Index Fund

Class R

n/a

Gartmore International Index Fund

Institutional Class

GIXIX

Gartmore Mid Cap Market Index Fund

Class A

GMXAX

Gartmore Mid Cap Market Index Fund

Class B

GMCBX

Gartmore Mid Cap Market Index Fund

Class C

GMCCX

Gartmore Mid Cap Market Index Fund

Class R

n/a

Gartmore Mid Cap Market Index Fund

Institutional Class

GMXIX

Gartmore S&P 500 Index Fund

Class A

GRMAX

Gartmore S&P 500 Index Fund

Class B

GRMBX

Gartmore S&P 500 Index Fund

Class C

GRMCX

Gartmore S&P 500 Index Fund

Class R

n/a

Gartmore S&P 500 Index Fund

Institutional Class

GRMIX

Gartmore S&P 500 Index Fund

Local Fund

GRMLX

Gartmore S&P 500 Index Fund

Service Class

GRMSX

Gartmore S&P 500 Index Fund

Institutional Service Class

GRISX

Gartmore Small Cap Index Fund

Class A

GMRAX

Gartmore Small Cap Index Fund

Class B

GMRBX

Gartmore Small Cap Index Fund

Class C

GMRCX

Gartmore Small Cap Index Fund

Class R

n/a

Gartmore Small Cap Index Fund

Institutional Class

GMRIX

4	Section 1 – Fund Summaries and Performance
Gartmore Bond Index Fund
Gartmore International Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund

27	Section 2 – Fund Details
Additional Information about Investments,
Investment Techniques, and Risks

31	Section 3 – Fund Management
Investment Adviser
Multi-Manager Structure
Subadviser
Portfolio Management

33	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

46	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Backup Withholding

47	Section 6 – Financial Highlights

GARTMORE INDEX SERIES |	1

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Index Series

Introduction to the Index Series

This prospectus provides information about five funds:

Gartmore Bond Index Fund
Gartmore International Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund

• Each Fund seeks to match the performance of a specific market index.

The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

2	| GARTMORE INDEX SERIES

A Note about Share Classes

• Gartmore Bond Index Fund and Gartmore International Index Fund offer three share classes – Class A, Class B and Institutional Class.

• Gartmore MidCap Market Index Fund and Gartmore Small Cap Index Fund offer four share classes – Class A, Class B, Class C and Institutional Class.

• Gartmore S&P 500 Index Fund offers seven share classes – Class A, Class B, Class C, Institutional Class, Local Class, Service Class and Institutional Service Class.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

A Note about the Index Series

The Funds in the Index Series each employ a “passive management” or “indexing” investment approach, seeking to invest in a portfolio of securities substantially the same as the securities tracked in a benchmark index. Each Fund’s performance is expected to approximately match the performance of its applicable index prior to the deduction of Fund expenses. Each Fund may change its target index without shareholder approval if Gartmore believes that a different index better represents the performance of the applicable market segment.

The Funds each employ a “multi-manager” structure, which means that Gartmore Mutual Fund Capital Trust (the “Adviser” or “Gartmore”) may hire, replace or terminate one or more unaffiliated subadvisers without shareholder approval. The Adviser believes this structure provides it with increased flexibility to manage the Funds and to operate them more efficiently. See Section 3, Fund Management: Multi-Manager Structure.

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Common stock – securities representing shares of ownership of a corporation.

Bonds – debt obligations issued by corporations, governments and other issuers.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

Large-cap companies – companies whose market capitalization is similar to those of companies included in the S&P 500® Composite Stock Price Index, ranging from $750 million to $385.9 billion as of December 31, 2004.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from $42 million to $6.24 billion as of January 31, 2005.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Duration – related in part to the remaining time until maturity of a bond, a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Investment grade – the four highest rating categories of recognized rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Derivative – a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

GARTMORE INDEX SERIES |	3

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SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Lehman Aggregate before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in bonds and other fixed income securities that are included in or correlated with the Lehman Aggregate, as well as derivatives linked to that index. The Lehman Aggregate is composed primarily of U.S. dollar-denominated investment grade bonds of different types, including:

•	U.S. government securities
•	U.S. government agency securities
•	corporate bonds issued by U.S. and foreign companies
•	mortgage-backed securities
•	securities of foreign governments and their agencies
•	securities of supranational entities, such as the World Bank

The Fund invests in a statistically selected sampling of bonds that are included in or correlated with the Lehman Aggregate. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Lehman Aggregate, which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Lehman Aggregate. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with junk bonds and other lower rated bonds.

Prepayment risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Foreign risk – the Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

4	| GARTMORE INDEX SERIES

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SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years ended December 31)

*	The Fund commenced operations on December 29, 1999 and invested all of its assets in the Master Aggregate Bond Index Series (“Series”), which was also managed by the Fund’s subadviser, until October 15, 2001. The returns shown above for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund’s higher expenses and, therefore, the Fund’s actual returns would have been lower. From December 29, 1999 through December 31, 2004, the returns reflect the Fund’s actual Class A expenses. However, on October 15, 2001, the Fund’s assets were redeemed from the Series and since that time have been managed directly by the Fund. The total returns shown do not include sales charges or reflect the effect of taxes. If applicable charges were included, the annual total returns would be lower.

GARTMORE INDEX SERIES |	5

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SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	Since inception (December 29, 1999)

Class A shares – Before Taxes[2]	-2.20%	5.70%	5.93%

Class A shares – After Taxes on Distributions[2,3]	-3.41%	3.85%	4.73%

Class A shares – After Taxes on Distributions and Sale of Shares[2,3]	-1.44%[3]	3.72%	4.38%

Class B shares – Before Taxes[4]	-1.88%	6.24%	6.48%

Class C shares – Before Taxes[5,6]	3.12%	6.55%	6.48%

Class R shares – Before Taxes[6]	3.12%	6.55%	6.48%

Institutional Class shares – Before Taxes[2]	4.24%	7.45%	7.05%

Lehman Aggregate[7]	4.34%	7.71%	7.71%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3	The performance for “Class A shares—After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4	These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

5	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.
6
These returns are based on the performance of the Fund for the period through December 28, 1999, the Class A shares from December 29, 1999 until October 11, 2001 and the Class B shares from October 12, 2001 to December 31, 2004. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all classes invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class R would have been lower.

7	The Lehman Aggregate is an unmanaged market value-weighted index comprised of investment-grade fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

6 |	GARTMORE INDEX SERIES

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SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Class Shares
your investment)[1]

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00%[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses	Class A	Class B	Class C	Class R	Institutional
(deducted from Fund assets)	Shares	Shares	Shares	Shares	Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.22%	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[6]	None

Other Expenses	0.35%	0.20%	0.20%	0.40%	0.20%

Total Annual Fund Operating Expenses	0.82%	1.42%	1.42%	1.02%	0.42%

Amount of Fee Waiver/Expense Reimbursement	0.11%	0.11%	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[7]	0.71%	1.31%	1.31%	0.91%	0.31%

1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

5	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

6	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

7	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.32% for all share classes at least through February 28, 2006. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.81% for Class A shares and 1.06% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

GARTMORE INDEX SERIES	| 7

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SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$643	$811	$994	$1,521

Class B shares	$633	$739	$966	$1,452

Class C shares	$233	$439	$766	$1,692

Class R shares	$93	$314	$553	$1,238

Institutional Class shares	$32	$124	$224	$519

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$133	$439	$766	$1,452

Class C shares	$133	$439	$766	$1,692

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

8 |	GARTMORE INDEX SERIES

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SECTION 1 GARTMORE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“EAFE Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the EAFE Index and in derivative instruments linked to the EAFE Index.

The EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the EAFE Index is based on the relative market capitalization of each of the countries in the EAFE Index.

The Fund invests in a statistically selected sample of stocks included in the EAFE Index and in derivative instruments linked to the EAFE Index, primarily futures contracts. The Fund does not necessarily invest in all of the securities in the EAFE Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the EAFE Index as a whole.

Principle Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Foreign risk — the Fund’s investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk — derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

GARTMORE INDEX SERIES |	9

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SECTION 1 GARTMORE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares*
(Years ended December 31)

*These annual total returns do not include sales charges or reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1] as of December 31, 2004	1 Year	5 Years	Since inception (December 29, 1999)

Class A shares – Before Taxes	12.26%	-3.27%	-3.23%

Class A shares – After Taxes on Distributions[2]	11.60%	-3.68%	-3.64%

Class A shares – After Taxes on Distributions and Sale of Shares[2]	8.31%	-2.96%	-2.93%

Class B shares – Before Taxes	13.41%	-3.18%	-2.95%

Class C shares – Before Taxes[3,4]	18.41%	-2.80%	-2.76%

Class R shares – Before Taxes[3]	16.96%	4.80%	5.08%

Institutional Class shares – Before Taxes	19.72%	-1.74%	-1.70%

EAFE Index[5]	20.70%	-0.80%	-0.80%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	The 5-year and since inception performance for “Class A Shares—After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

3	These returns through December 31, 2004 include the performance of the Fund’s Class B shares, which began operations on December 29, 1999 prior to the creation of the Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class C and Class R shares has been restated for sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

5	The EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that that is designed to measure in stocks of developed markets outside of the United States and Canada. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

10	| GARTMORE INDEX SERIES

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SECTION 1 GARTMORE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00%[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.27%	0.27%	0.27%	0.27%	0.27%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[5]	None

Other Expenses	0.30%	0.15%	0.15%	0.35%	0.15%

Total Annual Fund Operating Expenses	0.82%	1.42%	1.42%	1.02%	0.42%

Amount of Fee Waiver/Expense Reimbursement	0.06%	0.06%	0.06%	0.06%	0.06%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[7]	0.76%	1.36%	1.36%	0.96%	0.36%

1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

5	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.37% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.86% for Class A shares and 1.11% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

GARTMORE INDEX SERIES |	11

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 SECTION 1 GARTMORE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$648	$816	$998	$1,525

Class B shares	$638	$743	$971	$1,457

Class C shares	$238	$443	$771	$1,697

Class R shares	$98	$319	$557	$1,242

Institutional Class shares	$37	$129	$229	$524

You would pay the following expenses on the same investment if you did not sell your shares*:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$138	$443	$771	$1,457

Class C shares	$138	$443	$771	$1,697

*	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

12	| GARTMORE INDEX SERIES

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SECTION 1 GARTMORE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400 and in derivative instruments linked to the S&P 400.

The S&P 400 is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2004, the market capitalizations of companies in the S&P 400 ranged from $340 million to $9.4 billion.

The Fund invests in a statistically selected sample of common stocks included in the S&P 400 and in derivative instruments linked to the S&P 400, primarily futures contracts. The Fund does not necessarily invest in all of the securities in the S&P 400, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 400 as a whole.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Mid-cap risk – in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

GARTMORE INDEX SERIES |	13

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SECTION 1 GARTMORE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares*
(Years ended December 31)

*	These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]			Since inception
as of December 31, 2004	1 Year	5 Years	(December 29, 1999)

Class A shares – Before Taxes	8.95%	7.59%	7.70%

Class A shares – After Taxes on Distributions	8.49%	6.93%	7.05%

Class A shares – After Taxes on Distributions and Sale of Shares	6.21%	6.19%	6.29%

Class B shares – Before Taxes[2]	9.85%	8.04%	8.30%

Class C shares – Before Taxes[2,3]	13.86%	8.32%	8.44%

Class R shares – Before Taxes[4]	14.85%	8.33%	8.45%

Institutional Class shares – Before Taxes	16.04%	9.35%	9.47%

S&P 400[5]	16.48%	9.54%	9.54%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	These returns until the creation of Class B shares (5/25/01) include performance based on the Fund’s Class A shares. These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Class A shares for the period through May 24, 2001 and the Fund’s Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class B and Class C has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

3	Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

4	These returns are based on the performance of the Fund’s Class A shares for the period through May 24, 2001 and the Fund’s Class B shares for the period May 25, 2001 to December 31, 2004. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

5	The S&P 400 is an unmanaged index of 400 mid-sized U.S. companies that represents the stock performance of mid-capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

14	| GARTMORE INDEX SERIES

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SECTION 1	GARTMORE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Class
your investment)[1]					Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00%[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Class
Fund assets)					Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.22%	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[5]	None

Other Expenses	0.29%	0.15%	0.15%	0.35%	0.15%

Total Annual Fund Operating Expenses	0.76%	1.37%	1.37%	0.97%	0.37%

Amount of Fee Waiver/Expense Reimbursement	0.06%	0.06%	0.06%	0.06%	0.06%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[7]	0.70%	1.31%	1.31%	0.91%	0.31%
1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

5	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.32% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.81% for Class A shares and 1.06% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

GARTMORE INDEX SERIES	15

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SECTION 1	GARTMORE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$642	$798	$968	$1,458

Class B shares	$633	$728	$944	$1,396

Class C shares	$233	$428	$744	$1,641

Class R shares	$93	$303	$530	$1,184

Institutional Class shares	$32	$113	$202	$462

You would pay the following expenses on the same investment if you did not sell your shares*:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$133	$428	$744	$1,396

Class C shares	$133	$428	$744	$1,641

*	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

16	|	GARTMORE INDEX SERIES

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SECTION 1	GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500”).

Principal Strategies

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500.

The S&P 500 is a market-weighted index composed of approximately 500 common stocks of large U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/ financial condition. As of December 31, 2004, the market capitalizations of companies in the S&P 500 ranged from $750 million to $385.9 billion.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500, primarily futures contracts. The Fund does not necessarily invest in all of the securities in the S&P 500, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500 as a whole.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

GARTMORE INDEX SERIES	|	17

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SECTION 1 GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Local Fund shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Local Fund Shares*
(Years ended December 31)

*These returns do not reflect the effect of taxes.

18	GARTMORE INDEX SERIES

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SECTION 1 GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual returns[1] as of December 31, 2004	1 Year	5 Years	Since inception (July 24, 1998)

Class A shares – Before Taxes[2]	4.02%	-3.90%	1.04%

Class B shares – Before Taxes[2]	4.57%	-3.78%	1.45%

Class C shares – Before Taxes[3,4]	8.54%	-3.41%	1.44%

Class R shares – Before Taxes[5]	9.57%	-3.40%	1.45%

Service Class shares – Before Taxes[2]	10.29%	-2.90%	1.79%

Institutional Service Class shares – Before Taxes[2]	10.42%	-2.76%	1.95%

Institutional Class shares – Before Taxes[2]	10.68%	-2.43%	2.24%

Local Fund shares – Before Taxes	10.58%	-2.60%	2.10%

Local Fund shares – After Taxes on Distributions	10.32%	-2.96%	1.71%

Local Fund shares – After Taxes on Distributions and Sale of Shares	7.20%	-2.35%	1.60%

S&P 500[6]	10.87%	-2.30%	2.74%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	These returns for the period prior to the creation of a particular class include the performance of the Fund’s Local Fund Shares. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Institutional Class, Service Class and Institutional Service Class shares would have produced because these classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

3	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Local Fund Shares for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

4	Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5
These returns are based on the performance of the Fund’s Local Fund Shares for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to December 31, 2004. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.

6	The S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE INDEX SERIES	19

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 SECTION 1 GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Service Class shares	Institutional Class shares	Local Fund Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00%[3]	1.00%[4]	None	None	None	None	None

Redemption/Exchange Fee[6] (as percentage of amount redeemed or exchanged)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Service Class shares	Institutional Class shares	Local Fund Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[5]	0.15%	None	None	0.07%

Other Expenses	0.16%	0.14%	0.14%	0.34%	0.39%	0.39%	0.14%	0.14%

Total Annual Fund Operating Expenses	0.54%	1.27%	1.27%	0.87%	0.67%	0.52%	0.27%	0.34%

Amount of Fee Waiver/Expense Reimbursement	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[7]	0.50%	1.23%	1.23%	0.83%	0.63%	0.48%	0.23%	0.30%

1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

5	Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.23% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.52% for Class A shares and 0.98% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Class A shares	$623	$734	$856	$1,210

Class B shares	$625	$699	$893	$1,234

Class C shares	$225	$399	$693	$1,530

Class R shares	$85	$274	$478	$1,069

Service Class shares	$64	$210	$369	$831

Institutional Service Class shares	$49	$163	$287	$649

Institutional Class shares	$24	$83	$148	$339

Local Fund shares	$31	$105	$187	$427

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$125	$399	$693	$1,234

Class C shares	$125	$399	$693	$1,530

*
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, Local Class, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000.

The Russell 2000 is a market-weighted index composed of approximately 2000 common stocks of smaller U.S. companies in a wide range of businesses chosen by The Frank Russell Company based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of January 31, 2005, the market capitalizations of companies in the Russell 2000 ranged from $42 million to $6.24 billion.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily futures contracts. The Fund does not necessarily invest in all of the securities in the Russell 2000, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 as a whole.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares*
(Years ended December 31)

*	The Fund commenced operations on December 29, 1999 and until October 15, 2001, invested all of its assets in the Master Small Cap Series (the “Series”), which was also managed by the Fund’s subadviser. The returns shown above for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to the Fund’s commencement of operations are not adjusted for the Fund’s higher expenses and, therefore, the Fund’s actual returns would have been lower. The returns from December 29, 1999 through December 31, 2003, reflect the Fund’s actual Class A expenses. However, on October 15, 2001, the Fund’s assets were redeemed from the Series and have been managed directly by the Fund since then. None of the annual total returns include sales charges or reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

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SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual total returns[1]			Since inception
as of December 31, 2004	1 Year	5 Years	(December 29, 1999)

Class A shares – Before Taxes[2]	10.97%	4.00%	8.48%

Class A shares – After Taxes on Distributions[2]	9.95%	3.51%	8.15%

Class A shares – After Taxes on Distributions and Sale of Shares[2]	7.71%	3.19%	7.29%

Class B shares – Before Taxes[3]	11.96%	4.47%	9.02%

Class C shares – Before Taxes[3,4]	16.02%	4.83%	9.04%

Class R shares – Before Taxes[5]	16.96%	4.80%	9.02%

Institutional Class Shares – Before Taxes[2]	18.16%	5.72%	9.64%

Russell 2000[6]	18.33%	6.61%	6.61%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2
These returns until the creation of Class A and Institutional Class shares (12/29/99) include the performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class A and Institutional Class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3
These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund’s Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

4
Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

5
These returns are based on the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.

6
The Russell 2000 is an unmanaged index that measures the performance the stocks of small capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

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SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Class
your investment)[1]					Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00%[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.20%	0.20%	0.20%	0.20%	0.20%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[5]	None

Other Expenses	0.32%	0.17%	0.17%	0.37%	0.17%

Total Annual Fund Operating Expenses	0.77%	1.37%	1.37%	0.97%	0.37%

Amount of Fee Waiver/Expense Reimbursement	0.08%	0.08%	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[7]	0.69%	1.29%	1.29%	0.89%	0.29%
1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

5
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 0.30% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 0.79% for Class A shares and 1.04% for Class R shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$641	$799	$971	$1,467

Class B shares	$631	$726	$942	$1,398

Class C shares	$231	$426	$742	$1,639

Class R shares	$91	$301	$529	$1,182

Institutional Class shares	$30	$111	$200	$460

You would pay the following expenses on the same investment if you did not sell your shares*:
	1 Year	3 Years	5 Years	10 Years

Class B shares	$131	$426	$742	$1,398

Class C shares	$131	$426	$742	$1,639

*
Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

More about Index Funds

None of the Funds attempts to buy or sell securities based on Fund management’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that Fund management attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will buy or sell securities only when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that a Fund’s portfolio turnover and trading costs may be lower than that of an “actively” managed fund. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Funds (except the Gartmore Bond Index Fund) utilizes a “full replication” strategy. However, when the subadviser believes it would be cost efficient, a Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process”. The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Fund may also purchase stocks not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of its relevant index. If a Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

Other Investments

In addition to the investment strategies described below, the Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent that a Fund invests in short term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds. Each Fund may also invest in derivative securities as described above.

Gartmore Bond Index Fund

The Lehman Aggregate is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Lehman Brothers selects bonds for the Lehman Aggregate based on its criteria for the index and does not evaluate whether any particular bond is an attractive investment. Lehman Brothers may periodically update the Lehman Aggregate, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

The Gartmore Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the index. Accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. Fund management monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations.

The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.

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SECTION 2 FUND DETAILS (con’t.)

The Fund may also enter into “dollar rolls”, in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund’s sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments.

The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

Gartmore International Index Fund

The EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are outside the United States. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country’s relative market capitalization.

Morgan Stanley Capital International Limited (“Morgan Stanley”) chooses the stocks in the EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the index. The EAFE Index is generally considered to broadly represent the performance of international stocks. Morgan Stanley selects stocks for the EAFE Index based on criteria for the index and does not evaluate whether any particular stock is an attractive investment.

Morgan Stanley may periodically update the EAFE Index, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

Gartmore Mid Cap Market Index Fund

The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s chooses the stocks in the S&P 400 based on factors including market capitalization, trading activity and the overall mix of industries represented in the index. Standard & Poor’s selects stocks for the S&P 400 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment.

 The Fund may invest in all 400 stocks in the S&P 400 in roughly the same proportion as their weightings in the index. For example, if 2% of the S&P 400 is made up of the stock of a particular company, the Fund may invest approximately 2% of its assets in that company.

Standard & Poor’s periodically updates the S&P 400, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror those changes.

Gartmore S&P 500 Index Fund

The S&P 500 is composed of approximately 500 common stocks selected by Standard & Poor’s, most of which are listed on the New York Stock Exchange. The S&P 500 is generally considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500 is made up of foreign companies that have a large U.S. presence. Standard & Poor’s selects stocks for the S&P 500 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 500, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

Gartmore Small Cap Index Fund

The Russell 2000 is composed of common stocks of the 1,001st – through the 3,000th – largest U.S. companies, as determined by The Frank Russell Company. The Russell 2000 is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment.

The Frank Russell Company updates the Russell 2000 once annually, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index until the annual update.

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SECTION 2 FUND DETAILS (con’t.)

Additional Risks Applicable to All Funds

Derivatives risk is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways.

The Funds may invest in derivatives, primarily futures and options.

Derivatives investing involves several different risks, including the risks that:

•	the other party in the derivatives contract may fail to fulfill its obligations;
•	the use of derivatives may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
•	changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Securities lending – Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Borrowing risk – Each of the Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

Additional Risks Applicable to Gartmore Bond Index Fund

Dollar rolls risk – is the risk that the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. These transactions involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

Event risk – is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Mortgage-backed securities – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- backed securities.

Foreign government debt securities risk involves the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put economic reforms required by the International Monetary Fund into place. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

U.S. government securities and U.S. government agency securities – U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates
•	The Federal Home Loan Banks
•	The Federal National Mortgage Association (“FNMA”)
•	The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (“FHLMC”)
•	The Federal Farm Credit Banks

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SECTION 2 FUND DETAILS (con’t.)

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Additional Risks Applicable to Gartmore Bond Index Fund and Gartmore International Index Fund

Foreign risk is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

•	political and economic instability,
•	the impact of currency exchange rate fluctuations,
•	reduced information about issuers,
•	higher transaction costs,
•	less stringent regulatory and accounting standards, and
•	delayed settlement.

Additional risks include that a foreign jurisdiction might impose or increase withholding taxes on income payable on foreign securities; possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Gartmore Bond Index Fund may invest in foreign securities to the extent that foreign securities are present in the Lehman Aggregate. The Lehman Aggregate may also include a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities.

Additional Risks Applicable to Gartmore Mid Cap Market Index Fund and Gartmore Small Cap Index Fund

Mid-cap and small-cap risk. Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent a Fund invests in stocks of small and mid- sized companies, it may be subject to increased risk.

Additional Risks Applicable to All Funds Except Gartmore Bond Index Fund

Stock market risk – The Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings
•	production
•	management
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Temporary investments – each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	prime quality commercial paper
•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for the Funds. The Adviser was organized in 1999 as an investment adviser for mutual funds.

The Adviser was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays the Adviser a management fee based on each Fund’s average daily net assets. The total contractual management fee paid, including the fee paid to the subadviser, by the Funds for the fiscal year ended October 31, 2004, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, was as follows:

Fund	Assets	Fee

Gartmore Bond Index Fund	$0 up to $1.5 billion	0.22%

	$1.5 billion up to $3 billion	0.21%

	$3 billion and more	0.20%

Gartmore International Index Fund	$0 up to $1.5 billion	0.27%

	$1.5 billion up to $3 billion	0.26%

	$3 billion and more	0.25%

Gartmore Mid Cap Market Index Fund	$0 up to $1.5 billion	0.22%

	$1.5 billion up to $3 billion	0.21%

	$3 billion and more	0.20%

Gartmore S&P 500 Index Fund	$0 up to $1.5 billion	0.13%

	$1.5 billion up to $3 billion	0.12%

	$3 billion and more	0.11%

Gartmore Small Cap Index Fund	$0 up to $1.5 billion	0.20%

	$1.5 billion up to $3 billion	0.19%

	$3 billion and more	0.18%

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. If a new non-affiliate subadviser is hired for either Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

The Adviser performs the following oversight and evaluation services to these Funds:

•	initial due diligence on prospective Fund subadvisers.
•	monitoring subadviser performance, including ongoing analysis and periodic consultations.
•	communicating performance expectations and evaluations to the subadvisers.
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to recommend subadviser changes frequently, however the Adviser will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although the Adviser will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

Subadviser

Subject to the supervision of the Adviser and the Board of Trustees, Fund Asset Management, L.P. (“FAM”) P.O. Box 9011, Princeton, New Jersey 08543-9011, is the Funds’ subadviser and manages each Fund’s assets in accordance with its investment objective and strategies. FAM makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

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SECTION 3 FUND MANAGEMENT (con’t.)

FAM is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. FAM and its advisory affiliates had approximately $500 billion in investment company and other portfolio assets under management as of January 31, 2005. This amount includes assets managed for Merrill Lynch affiliates. Out of its management fee, Gartmore Mutual Fund Capital Trust paid FAM an annual subadvisory fee for the fiscal year ended October 31, 2004, based on each Fund’s average daily net assets, as follows:

Fund	Assets	Fee

Gartmore Bond Index Fund	All assets	0.09%

Gartmore International Index Fund	All assets	0.12%

Gartmore Mid Cap Market Index Fund	All assets	0.09%

Gartmore S&P 500 Index Fund	All assets	0.02%

Gartmore Small Cap Index Fund	All assets	0.07%

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share C

When selecting a share class, you should consider the following:

•	which share classes are available to you,
•	how long you expect to own your shares,
•	how much you intend to invest,
•	total costs and expenses associated with a particular share class, and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Institutional Service Class, Service Class, Local Class and Institutional Class shares are available only to certain investors. For eligible investors, Institutional Service Class, Service Class, Local Class and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%	No reduction of CDSC, but waivers may be available.
The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1	A CDSC of up to 1.00% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers the finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include accounts statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•	Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•	Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
•	Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
•	Retirement plans.
•	Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.
•
Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million	$4 million	$25 million
	to $3,999,999	to $24,999,999	or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class, Service Class and Local Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

• the level of distribution and administrative services the plan requires,
• the total expenses of the share class , and
• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•	institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class shares	0.15% (distribution or service fee)

Local Fund shares	0.07% (service fee)

Administrative Service Fees

Class A, Class R, Service Class and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone You will have automatic telephone privileges unless you decline this option on your application.	By telephone You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)	By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.	• your proceeds will be wired to your bank on the next business day after your order has been processed.
• your bank may charge a fee to wire funds.	• gartmore deducts a $20 service fee from the sale proceeds for this service
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price
The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the

Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Minimum Investments

Minimum Investments Class A, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments Institutional Class Shares

To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum Investments Service Class Shares

To open an account	$25,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•	The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading	Restrictions on Transactions

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:	The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:
• Restrict purchases or exchanges that they or their agents believe
• disrupt portfolio management strategies,	constitute excessive trading.
• increase brokerage and other transaction costs, and	• Reject transactions that violate a Fund’s excessive trading policies or its
• negatively affect fund performance.	exchange limits

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.	The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading. In general:
• •

An exchange equaling 1% or more of a Fund’s NAV may be rejected and
Redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation
The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•	shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
•	distributions of net long-term capital gains are taxable to you as long-term capital gains.
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

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SECTION 6 GARTMORE BOND INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

	Investment Activities						Distributions				Ratio/Supplemental Data

	Net asset value, beginning of period	Net invest- ment income (loss)	Net realized and unrealized gains (losses) on invest- ments	Total from invest- ment activities	Net inves- ment income	Net realized gains	Total distribu- tions	net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net inves- tment income (loss) to average net assets	Ratio of expenses (prior to reimburse- ments) to average net assets (b)	Ratio of net investment income (loss) (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)
Class A Shares
Period Ended October 31, 2000(d)	$ 10.00	0.50	0.08	0.58	(0.50)	—	(0.50)	$10.08	5.92%(f)	$8,352	0.81%(g)	6.06%(g)	3.48%(g)	3.39%(g)	35.74%
Year Ended October 31, 2001	$ 10.08	0.57	0.93	1.50	(0.57)	(0.08)	(0.65)	$10.93	15.28%	$9,693	0.81%	5.04%	1.12%	4.73%	150.27%
Year Ended October 31, 2002	$ 10.93	0.47	0.05	0.52	(0.48)	(0.01)	(0.49)	$10.96	5.01%	$38,447	0.72%	4.29%	0.84%	4.17%	124.75%
Year Ended October 31, 2003	$ 10.96	0.34	0.09	0.43	(0.40)	(0.01)	(0.41)	$10.98	3.96%	$42,292	0.71%	3.07%	0.82%	2.96%	139.66%
Year Ended October 31, 2004	$ 10.98	0.36	0.17	0.53	(0.38)	—	(0.38)	$11.13	4.94%	$40,757	0.71%	3.25%	0.77%	3.19%	151.56%

Class B Shares
Period Ended October 31, 2001(e)	$ 10.75	0.02	0.18	0.20	(0.02)	—	(0.02)	$ 10.93	1.85%(f)	$10	1.41%(g)	3.05%(g)	1.63%(g)	2.83%(g)	150.27%
Year Ended October 31, 2002	$ 10.93	0.41	0.05	0.46	(0.42)	(0.01)	(0.43)	$ 10.96	4.38%	$28	1.33%	3.69%	1.44%	3.58%	124.75%
Year Ended October 31, 2003	$ 10.96	0.29	0.07	0.36	(0.33)	(0.01)	(0.34)	$ 10.98	3.34%	$256	1.31%	2.10%	1.41%	2.00%	139.66%
Year Ended October 31, 2004	$ 10.98	0.30	0.17	0.47	(0.32)	—	(0.32)	$ 11.13	4.32%	$457	1.31%	2.70%	1.37%	2.65%	151.56%

Institutional Class Shares
Period Ended October 31, 2000(d)	$ 10.00	0.54	0.09	0.63	(0.54)	—	(0.54)	$ 10.09	6.47%(f)	$3,763	0.31%(g)	6.49%(g)	10.87%(g)	(4.07%)(g)	35.74%
Year Ended October 31, 2001	$ 10.09	0.63	0.91	1.54	(0.63)	(0.08)	(0.71)	$ 10.92	15.71%	$45,750	0.31%	5.51%	1.10%	4.72%	150.27%
Year Ended October 31, 2002	$ 10.92	0.52	0.05	0.57	(0.53)	(0.01)	(0.54)	$ 10.95	5.46%	$185,141	0.31%	4.67%	0.45%	4.53%	124.75%
Year Ended October 31, 2003	$ 10.95	0.39	0.09	0.48	(0.44)	(0.01)	(0.45)	$ 10.98	4.47%	$481,326	0.31%	3.34%	0.42%	3.23%	139.66%
Year Ended October 31, 2004	$ 10.98	0.41	0.17	0.58	(0.43)	—	(0.43)	$ 11.13	5.36%	$952,042	0.31%	3.69%	0.37%	3.63%	151.56%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)	Not annualized.
(g)	Annualized.

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SECTION 6 GARTMORE INTERNATIONAL INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions				Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimburse- ments) to average net assets (b)	Ratio of net investment income (loss) (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)

Class A Shares
Period Ended October 31, 2000(d)	$10.00	0.06	(1.36)	(1.30)	(0.05)	–	(0.05)	$8.65	(13.03%)(e)	$230	0.86%(f)	1.01%(f)	49.77%(f)	(47.90%)(f)	5.66%
Year Ended October 31, 2001	$8.65	0.08	(2.28)	(2.20)	(0.08)	–	(0.08)	$6.37	(25.44%)	$10,877	0.86%	1.17%	3.97%	(1.94%)	30.18%
Year Ended October 31, 2002	$6.37	0.08	(1.06)	(0.98)	(0.08)	–	(0.08)	$5.31	(15.65%)	$12,549	0.79%	1.15%	0.96%	0.98%	32.45%
Year Ended October 31, 2003	$5.31	0.09	1.25	1.34	(0.10)	–	(0.10)	$6.55	25.51%	$16,404	0.75%	1.71%	0.88%	1.58%	7.71%
Year Ended October 31, 2004	$6.55	0.10	1.07	1.17	(0.09)	–(g)	(0.09)	$7.63	18.01%	$34,183	0.76%	1.57%	0.82%	1.51%	7.62%

Class B Shares
Period Ended October 31, 2000(d)	$10.00	0.02	(1.38)	(1.36)	(0.02)	–	(0.02)	$8.62	(13.62%)(e)	$53	1.46%(f)	0.39%(f)	63.29%(f)	(61.44%)(f)	5.66%
Year Ended October 31, 2001	$8.62	0.04	(2.30)	(2.26)	(0.04)	–	(0.04)	$6.32	(26.17%)	$59	1.46%	0.42%	7.41%	(5.53%)	30.18%
Year Ended October 31, 2002	$6.32	0.03	(1.04)	(1.01)	(0.05)	–	(0.05)	$5.26	(16.12%)	$80	1.39%	0.64%	1.72%	0.31%	32.45%
Year Ended October 31, 2003	$5.26	0.06	1.24	1.30	(0.08)	–	(0.08)	$6.48	24.88%	$105	1.36%	1.03%	1.48%	0.90%	7.71%
Year Ended October 31, 2004	$6.48	0.06	1.05	1.11	(0.05)	–(g)	(0.05)	$7.54	17.21%	$159	1.36%	0.98%	1.42%	0.92%	7.62%

Institutional Class Shares
Period Ended October 31, 2000(d)	$10.00	0.09	(1.35)	(1.26)	(0.08)	–	(0.08)	$8.66	(12.65%)(e)	$2,858	0.36%(f)	1.16%(f)	8.18%(f)	(6.66%)(f)	5.66%
Year Ended October 31, 2001	$8.66	0.10	(2.29)	(2.19)	(0.10)	–	(0.10)	$6.37	(25.28%)	$32,422	0.36%	1.42%	2.60%	(0.82%)	30.18%
Year Ended October 31, 2002	$6.37	0.09	(1.04)	(0.95)	(0.10)	–	(0.10)	$5.32	(15.20%)	$119,502	0.36%	1.66%	0.56%	1.46%	32.45%
Year Ended October 31, 2003	$5.32	0.11	1.25	1.36	(0.12)	–	(0.12)	$6.56	25.90%	$359,705	0.36%	1.99%	0.48%	1.87%	7.71%
Year Ended October 31, 2004	$6.56	0.12	1.08	1.20	(0.12)	–(g)	(0.12)	$7.64	18.43%	$855,050	0.36%	1.99%	0.42%	1.93%	7.62%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	Not annualized.
(f)	Annualized.
(g)	The amount is less than $0.005.

48	GARTMORE INDEX SERIES

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SECTION 6 GARTMORE MID CAP MARKET INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions				Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimburse- ments) to average net assets (b)	Ratio of net investment income (loss) (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)

Class A Shares
Period Ended October 31, 2000(d)	$10.00	0.09	1.76	1.85	(0.08)	–	(0.08)	$11.77	18.51%(g)	$3,049	0.81%(h)	0.95%(h)	3.12%(h)	(1.36%)(h)	35.19%
Year Ended October 31, 2001	$11.77	0.07	(1.50)	(1.43)	(0.08)	(0.47)	(0.55)	$9.79	(12.57%)	$9,028	0.81%	0.56%	1.27%	0.10%	119.76%
Year Ended October 31, 2002	$9.79	0.04	(0.59)	(0.55)	(0.05)	–	(0.05)	$9.19	(5.67%)	$19,002	0.73%	0.42%	0.83%	0.32%	15.82%
Year Ended October 31, 2003	$9.19	0.04	2.68	2.72	(0.04)	–	(0.04)	$11.87	29.72%	$38,693	0.71%	0.48%	0.82%	0.37%	8.26%
Year Ended October 31, 2004	$11.87	0.05	1.13	1.18	(0.04)	(0.12)	(0.16)	$12.89	10.07%	$65,059	0.70%	0.50%	0.77%	0.44%	15.75%

Class B Shares
Period Ended October 31, 2001(e)	$11.62	–	(1.83)	(1.83)	–	(0.05)	(0.05)	$9.74	(16.05%)(g)	$6	1.41%(h)	(0.38%)(h)	3.66%(h)	(2.63%)(h)	119.76%
Year Ended October 31, 2002	$9.74	(0.01)	(0.58)	(0.59)	(0.02)	–	(0.02)	$9.13	(6.13%)	$86	1.32%	(0.16%)	1.44%	(0.28%)	15.82%
Year Ended October 31, 2003	$9.13	(0.02)	2.66	2.64	–	–	–	$11.77	28.96%	$295	1.31%	(0.13%)	1.42%	(0.25%)	8.26%
Year Ended October 31, 2004	$11.77	(0.02)	1.12	1.10	–	(0.12)	(0.12)	$12.75	9.44%	$657	1.31%	(0.10%)	1.37%	(0.17%)	15.75%

Class C Shares
Period Ended October 31, 2003(f)	$11.43	–	0.33	0.33	–	–	–	$11.76	2.89%(g)	$21	1.31%(h)	0.16%(h)	1.71%(h)	(0.24%(h)	8.26%
Year Ended October 31, 2004	$11.76	(0.02)	1.12	1.10	–	(0.12)	(0.12)	$12.74	9.48%	$26	1.31%	(0.10%)	1.38%	(0.17%)	15.75%

Institutional Class Shares
Period Ended October 31, 2000(d)	$10.00	0.14	1.76	1.90	(0.10)	–	(0.10)	$11.80	19.03%(g)	$7,957	0.31%(h)	1.49%(h)	2.76%(h)	(0.96%)(h)	35.19%
Year Ended October 31, 2001	$11.80	0.10	(1.49)	(1.39)	(0.10)	(0.47)	(0.57)	$9.84	(12.17%)	$26,719	0.31%	1.08%	1.00%	0.39%	119.76%
Year Ended October 31, 2002	$9.84	0.08	(0.58)	(0.50)	(0.09)	–	(0.09)	$9.25	(5.19%)	$84,128	0.31%	0.84%	0.44%	0.71%	15.82%
Year Ended October 31, 2003	$9.25	0.08	2.70	2.78	(0.08)	–	(0.08)	$11.95	30.21%	$247,960	0.31%	0.87%	0.42%	0.76%	8.26%
Year Ended October 31, 2004	$11.95	0.11	1.13	1.24	(0.11)	(0.12)	(0.23)	$12.96	10.47%	$530,191	0.31%	0.89%	0.37%	0.83%	15.75%

(a)	Excludes sales charge
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

GARTMORE INDEX SERIES	49

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SECTION 6 GARTMORE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities						Distributions				Ratios/Supplemental Data

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimbursements) to average net assets (b)	Ratio of net investment income (loss) (prior to reimbursements) to average net assets (b)	Portfoli turnover (c)

Class A Shares
Period Ended October 31, 2000(d)	$ 12.73	0.05	(0.24)	(0.19)	(0.08)	—	(0.08)	$ 12.46	5.71%(f)	$ 2,214	0.63%(g)	0.47%(g)	0.88%(g)	0.22%(g)	9.72%
Year Ended October 31, 2001	$ 12.46	0.06	(3.17)	(3.11)	(0.06)	(0.17)	(0.23)	$ 9.12	(25.24%)	$ 3,237	0.63%	0.70%	1.03%	0.30%	1.85%
Year Ended October 31, 2002	$ 9.12	0.09	(1.50)	(1.41)	(0.09)	—	(0.09)	$ 7.62	(15.62%)	$ 3,942	0.52%	1.06%	0.61%	0.97%	3.06%
Year Ended October 31, 2003	$ 7.62	0.10	1.41	1.51	(0.09)	—	(0.09	$ 9.04	20.03%	$ 5,795	0.48%	1.28%	0.56%	1.21%	1.30%
Year Ended October 31, 2004	$ 9.04	0.11	0.70	0.81	(0.11)	—	(0.11)	$ 9.74	8.99%	$ 7,822	0.50%	1.18%	0.54%	1.13%	1.71%

Class B Shares
Period Ended October 31, 2000(d)	$ 12.73	(0.01)	(0.25)	(0.26)	(0.05)	—	(0.05)	$ 12.42	5.17%(f)	$ 987	1.23%(g)	(0.12%)(g)	2.05%(g)	(0.94%)(g)	9.72%
Year Ended October 31, 2001	$ 12.42	0.01	(3.16)	(3.15)	(0.01)	(0.17)	(0.18)	$ 9.09	(25.65%)	$ 1,879	1.23%	0.11%	2.21%	(0.87%)	1.85%
Year Ended October 31, 2002	$ 9.09	0.03	(1.50)	(1.47)	(0.03)	—	(0.03)	$ 7.59	(16.24%)	$ 2,423	1.23%	0.35%	1.39%	0.19%	3.06%
Year Ended October 31, 2003	$ 7.59	0.04	1.41	1.45	(0.04)	—	(0.04)	$ 9.00	19.14%	$ 3,713	1.23%	0.54%	1.30%	0.47%	1.30%
Year Ended October 31, 2004	$ 9.00	0.05	0.69	0.74	(0.04)	—	(0.04)	$ 9.70	8.23%	$ 4,820	1.23%	0.45%	1.27%	0.41%	1.71%

Class C Shares
Period Ended October 31, 2003(e)	$ 8.83	—	0.18	0.18	—	—	—	$ 9.01	2.04%(f)	$ 10	1.23%(g)	0.48%(g)	1.23%(g)	0.48%(g)	1.30%
Year Ended October 31, 2004	$ 9.01	0.05	0.67	0.72	(0.06)	—	(0.06)	$ 9.67	8.06%	$ 250	1.23%	0.46%	1.27%	0.42%	1.71%

Institutional Class Shares
Period Ended October 31, 2000(d)	$ 12.73	0.09	(0.25)	(0.16)	(0.08)	—	(0.08)	$ 12.49	6.01%(f)	$ 92,190	0.23%(g)	0.83%(g)	0.30%	0.76%(g)	9.72%
Year Ended October 31, 2001	$ 12.49	0.11	(3.17)	(3.06)	(0.11)	(0.17)	(0.28)	$ 9.15	(24.84%)	$ 107,955	0.23%	1.10%	0.29%	1.04%	1.85%
Year Ended October 31, 2002	$ 9.15	0.11	(1.51)	(1.40)	(0.11)	—	(0.11)	$ 7.64	(15.44%)	$ 235,333	0.23%	1.37%	0.33%	1.27%	3.06%
Year Ended October 31, 2003	$ 7.64	0.11	1.43	1.54	(0.11)	—	(0.11)	$ 9.07	20.39%	$ 620,598	0.23%	1.52%	0.30%	1.45%	1.30%
Year Ended October 31, 2004	$ 9.07	0.13	0.70	0.83	(0.13)	—	(0.13)	$ 9.77	8.86%	$ 1,247,061	0.23%	1.45%	0.27%	1.41%	1.71%

Service Class Shares
Year Ended October 31, 2000	$ 11.91	0.07	0.56	0.63	(0.07)	(0.02)	(0.09)	$ 12.45	5.25%	$ 189,443	0.63%	0.54%	0.70%	0.47%	9.72%
Year Ended October 31, 2001	$ 12.45	0.07	(3.17)	(3.10)	(0.07)	(0.17)	(0.24)	$ 9.11	(25.22%)	$ 233,943	0.63%	0.70%	0.69%	0.64%	1.85%
Year Ended October 31, 2002	$ 9.11	0.08	(1.50)	(1.42)	(0.08)	—	(0.08)	$ 7.61	(15.73%)	$ 266,515	0.63%	0.94%	0.72%	0.85%	3.06%
Year Ended October 31, 2003	$ 7.61	0.09	1.41	1.50	(0.08)	—	(0.08)	$ 9.03	19.89%	$ 413,554	0.63%	1.14%	0.70%	1.06%	1.30%
Year Ended October 31, 2004	$ 9.03	0.11	0.69	0.80	(0.10)	—	(0.10)	$ 9.73	9.24%	$ 523,127	0.63%	1.05%	0.67%	1.01%	1.71%

Institutional Service Class Shares
Year Ended October 31, 2000	$ 11.94	0.08	0.56	0.64	(0.08)	(0.02)	(0.10)	$ 12.48	5.37%	$ 31,917	0.48%	0.69%	0.55%	0.62%	9.72%
Year Ended October 31, 2001	$ 12.48	0.08	(3.17)	(3.09)	(0.08)	(0.17)	(0.25)	$ 9.14	(25.04%)	$ 35,097	0.48%	0.84%	0.54%	0.78%	1.85%
Year Ended October 31, 2002	$ 9.14	0.09	(1.50)	(1.41)	(0.09)	—	(0.09)	$ 7.64	(15.56%)	$ 41,498	0.48%	1.09%	0.57%	1.00%	3.06%
Year Ended October 31, 2003	$ 7.64	0.10	1.42	1.52	(0.09)	—	(0.09)	$ 9.07	20.11%	$ 55,197	0.48%	1.29%	0.55%	1.21%	1.30%
Year Ended October 31, 2004	$ 9.07	0.12	0.69	0.81	(0.11)	—	(0.11)	$ 9.77	9.14%	$ 69,569	0.48%	1.21%	0.52%	1.16%	1.71%

Local Fund Shares
Year Ended October 31, 2000	$ 11.95	0.11	0.54	0.65	(0.10)	(0.02)	(0.12)	$ 12.48	5.43%	$ 10,555	0.35%	0.84%	0.38%	0.81%	9.72%
Year Ended October 31, 2001	$ 12.48	0.07	(3.14)	(3.07)	(0.07)	(0.17)	(0.24)	$ 9.17	(24.91%)	$ 96	0.35%	0.94%	0.37%	0.92%	1.85%
Year Ended October 31, 2002	$ 9.17	0.11	(1.52)	(1.41)	(0.10)	—	(0.10)	$ 7.66	(15.47%)	$ 81	0.31%	1.25%	0.39%	1.17%	3.06%
Year Ended October 31, 2003	$ 7.66	0.12	1.42	1.54	(0.11)	—	(0.11)	$ 9.09	20.26%	$ 97	0.30%	1.47%	0.37%	1.40%	1.30%
Year Ended October 31, 2004	$ 9.09	0.14	0.69	0.83	(0.13)	—	(0.13)	$ 9.79	8.85%	$ 106	0.30%	1.38%	0.34%	1.34%	1.71%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.

50	GARTMORE INDEX SERIES

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SECTION 6 GARTMORE SMALL CAP INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Investment Activities							Distributions				Ratios/Supplemental Data

	Net asset value, begin- ning of period	Net invest- ment income (loss)	Net reali- zed and unreali- zed gains (losses) on invest- ments	Total from invest- ment activities	Net invest- ment income	Net realized gains	Total distri- butions	Net asset value, end of period	Total return (a)	Net assets at end of period (000s)	Ratio of expen- ses to average net assets	Ratio of net invest- ment income (loss) to ave- rage net assets	Ratio of expen- ses (prior to reimburse- ments) to average net assets (b)	Ratio of net invest- ment in- come (loss) (prior to reimburse- ments) to average net assets (b)	Portfolio turnover (c)

Class A Shares
Period Ended October 31, 2000(d)	$10.00	0.07	(0.34)	(0.27)	(0.06)	–	(0.06)	$9.67	(2.71%)(g)	$32	0.79%(h)	1.00%(h)	329.04%(h)	(327.25%)(h)	48.27%
Year Ended October 31, 2001	$9.67	0.07	(1.32)	(1.25)	(0.08)	–	(0.08)	$8.34	(12.95%)	$4,098	0.79%	0.75%	1.64%	(0.10%)	50.19%
Year Ended October 31, 2002	$8.34	0.05	(1.07)	(1.02)	(0.05)	–	(0.05)	$7.27	(12.29%)	$11,079	0.71%	0.71%	0.97%	0.45%	34.77%
Year Ended October 31, 2003	$7.27	0.05	2.98	3.03	(0.05)	–	(0.05)	$10.25	41.89%	$42,343	0.69%	0.61%	0.83%	0.47%	25.63%
Year Ended October 31, 2004	$10.25	0.06	1.06	1.12	(0.05)	(0.17)	(0.22)	$11.15	11.08%	$62,688	0.69%	0.56%(h)	0.77%	0.48%	24.10%

Class B Shares
Period Ended October 31, 2002(e)	$8.84	0.03	(1.59)	(1.56)	(0.03)	–	(0.03)	$7.25	(17.68%)(g)	$89	1.29%(h)	0.15%(h)	1.55%	(0.11%)(h)	34.77%
Year Ended October 31, 2003	$7.25	–	2.97	2.97	(0.01)	–	(0.01)	$10.21	40.98%	$249	1.29%	0.04%	1.44%	(0.11%)	25.63%
Year Ended October 31, 2004	$10.21	(0.01)	1.05	1.04	–	(0.17)	(0.17)	$11.08	10.28%	$424	1.29%	(0.04%)(h)	1.37%	(0.12%)	24.10%

Class C Shares
Period Ended October 31, 2003(f)	$9.91	–	0.29	0.29	–	–	–	$10.20	2.93%(g)	$21	1.29%(h)	0.07%(h)	1.38%(h)	(0.02%)(h)	25.63%
Year Ended October 31, 2004	$10.20	–	1.06	1.06	(0.01)	(0.17)	(0.18)	$11.08	10.48%	$39	1.29%	(0.04%)(h)	1.37%	(0.12%)	24.10%

Institutional Class Shares
Period Ended October 31, 2000(d)	$10.00	0.09	(0.32)	(0.23)	(0.07)	–	(0.07)	$9.70	(2.30%)(g)	$2,301	0.29%(h)	1.69%(h)	19.76%(h)	(17.78%)(h)	48.27%
Year Ended October 31, 2001	$9.70	0.11	(1.32)	(1.21)	(0.11)	–	(0.11)	$8.38	(12.54%)	$11,366	0.29%	1.30%	1.94%	(0.35%)	50.19%
Year Ended October 31, 2002	$8.38	0.08	(1.06)	(0.98)	(0.08)	–	(0.08)	$7.32	(11.80%)	$33,247	0.29%	1.14%	0.58%	0.85%	34.77%
Year Ended October 31, 2003	$7.32	0.08	3.00	3.08	(0.08)	–	(0.08)	$10.32	42.49%	$99,904	0.29%	1.04%	0.44%	0.89%	25.63%
Year Ended October 31, 2004	$10.32	0.10	1.09	1.19	(0.10)	(0.17)	(0.27)	$11.24	11.51%	$210,322	0.29%	0.97%	0.37%	0.88%	24.10%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

GARTMORE INDEX SERIES	51

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52	GARTMORE INDEX SERIES

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Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

•	Statement of Additional Information (incorporated by reference into this Prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)

•	Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,

•	by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved.
PR-IDX 2/05

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SECTOR Series Global sector portfolios focused on specific industries, including financial services, health sciences, technology and utilities.

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Fund	Class		Ticker

Gartmore Global Financial Services Fund	Class A	GLFAX

Gartmore Global Financial Services Fund	Class B	GLFBX

Gartmore Global Financial Services Fund	Class C	GLFCX

Gartmore Global Financial Services Fund	Class R	GLFRX

Gartmore Global Financial Services Fund	Institutional Class	GLFIX

Gartmore Global Financial Services Fund	Institutional Service Class	GFISX

Gartmore Global Health Sciences Fund	Class A	GLSAX

Gartmore Global Health Sciences Fund	Class B	GLSBX

Gartmore Global Health Sciences Fund	Class C	GMSCX

Gartmore Global Health Sciences Fund	Class R	GGHRX

Gartmore Global Health Sciences Fund	Institutional Class	GGHIX

Gartmore Global Health Sciences Fund	Institutional Service Class	GLSIX

Gartmore Global Natural Resources Fund	Class A	GGNAX

Gartmore Global Natural Resources Fund	Class B	GGNBX

Gartmore Global Natural Resources Fund	Class C	GGNCX

Gartmore Global Natural Resources Fund	Class R	GGNRX

Gartmore Global Natural Resources Fund	Institutional Class	GGNIX

Gartmore Global Natural Resources Fund	Institutional Service Class	GGNSX

Gartmore Global Technology and Communications Fund	Class A	GAGTX

Gartmore Global Technology and Communications Fund	Class B	GBGTX

Gartmore Global Technology and Communications Fund	Class C	GCGTX

Gartmore Global Technology and Communications Fund	Class R	GGTRX

Gartmore Global Technology and Communications Fund	Institutional Class	GGTIX

Gartmore Global Technology and Communications Fund	Institutional Service Class	GIGTX

Gartmore Global Utilities Fund	Class A	GGUAX

Gartmore Global Utilities Fund	Class B	GGUBX

Gartmore Global Utilities Fund	Class C	GGUCX

Gartmore Global Utilities Fund	Class R	GLURX

Gartmore Global Utilities Fund	Institutional Class	GLUIX

Gartmore Global Utilities Fund	Institutional Service Class	GUISX

4	Section 1 – Fund Summaries and Performance

Gartmore Global Financial Services Fund Gartmore Global Health Sciences Fund Gartmore Global Natural Resources Fund Gartmore Global Technology and Communications Fund Gartmore Global Utilities Fund

24	Section 2 – Fund Details

Additional Information about Investments, Investment Techniques, and Risks

26	Section 3 – Fund Management

Investment Adviser and Subadviser Portfolio Management

29	Section 4 – Investing With Gartmore

Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

42	Section 5 – Distributions and Taxes

Distributions and Capital Gains Selling and Exchanging Shares Other Tax Jurisdictions Tax Status for Retirement Plans and Other Tax-Deferred Accounts Backup Withholding

43	Section 6 – Financial Highlights

GARTMORE SECTOR SERIES          1

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SECTOR SERIES

Introduction to the Sector Series

This prospectus provides information about five funds:

Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund

These Funds are primarily intended:

•	To help investors seek to grow their capital by pursuing investment opportunities in specific market sectors with dynamic prospects.

Because the Funds concentrate their investments in particular sectors of the economy, they may involve substantially higher risks and greater volatility than other mutual funds and may not be appropriate for conservative investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

A Note About Share Classes

Each Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2          GARTMORE SECTOR SERIES

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock. It may also include interests in real estate investment trusts.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Commodity-linked derivatives – investments that are linked to, and therefore provide exposure to, the investment returns of physical assets that trade in the commodities markets without actually investing in such physical assets themselves.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Large-cap companies – companies whose market capitalization is similar to those of companies included in the S&P 500® Composite Stock Price Index, ranging from $750 million to $385.9 billion as of December 31, 2004.

Mid-cap companies – companies whose market capitalization is similar to those of companies included in the Russell Midcap® Index, ranging from $594 million to $35.8 billion as of January 31, 2005.

Small-cap companies – companies whose market capitalization is similar to those of companies included in the Russell 2000® Index, ranging from $42 million to $6.24 billion as of January 31, 2005.

GARTMORE SECTOR SERIES          3

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SECTION 1 GARTMORE GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

A financial services company is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging markets) with business operations in or related to financial services.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from one or more of these sectors. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	Banks and savings and loans

•	Consumer and industrial finance companies

•	Investment banks

•	Insurance brokers

•	Insurance companies

•	Securities brokers and advisers

•	Real estate-related companies

•	Leasing companies

The portfolio managers aim to provide strong performance by investing in companies they believe

•	have the potential to deliver unexpected earnings growth, and

•	whose prospects for earnings growth have been underestimated by the market

Just as importantly, the Fund’s management attempts to avoid companies whose earnings are likely to fall short of expectations.

The portfolio managers assess the valuation and growth rates both of a particular company and of the financial sector the company is in. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund may invest in financial services companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

•	earnings revisions and surprises

•	stock price performance

•	any information indicating a change in the industry or franchise assessment of a company

Gartmore Global Asset Management Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) World Financials IndexSM, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk — because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk — investing 25% or more of the Fund’s net assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund’s investments goes down, you may lose money.

4          GARTMORE SECTOR SERIES

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SECTION 1 GARTMORE GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years Ended December 31)

*These annual total returns do not include sales charges and does not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	3 Years	Since inception

as of December 31, 2004			(December 18, 2001)

Class A shares – Before Taxes	13.48%	12.78%	13.18%

Class A shares – After Taxes on Distributions	11.19%	10.95%	11.37%

Class A shares – After Taxes on Distributions and Sales of Shares	9.03%	10.00%	10.36%

Class B shares – Before Taxes	14.40%	13.38%	13.78%

Class C shares – Before Taxes[2]	18.41%	14.16%	14.54%

Class R shares – Before Taxes[3]	20.00%	14.35%	14.73%

Institutional Service Class shares – Before Taxes	20.59%	15.30%	15.69%

Institutional Class shares – Before Taxes[4]	20.59%	15.30%	15.69%

MSCI World Financials Index[5]	18.14%	11.54%	11.64%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for this class have been adjusted to eliminate sales charges that do not apply to the class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The MSCI World Financials Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE SECTOR SERIES         5

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SECTION 1 GARTMORE GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed) [7]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	1.17%	1.17%	1.17%	1.37%	1.17%	1.17%

Total Annual Fund Operating Expenses	2.32%	3.07%	3.07%	2.67%	2.07%	2.07%

Amount of Fee Waiver/Expense Reimbursement	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements) [9]	1.65%	2.40%	2.40%	2.00%	1.40%	1.40%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC ) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Funds Class R shares. For more information See Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Global Asset Management Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.40% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund’s first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement and provided that no reimbursement amount will continue to accrue more than five years after a Fund’s commencement of operations. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.65% for Class A shares, 1.90% for Class R shares and 2.15% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 GARTMORE GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$733	$1.197	$1,687	$3,030

Class B shares	$743	$1,185	$1,753	$3,079

Class C shares	$343	$885	$1,553	$3,337

Class R shares	$203	$766	$1,355	$2,953

Institutional Service Class shares	$143	$584	$1,052	$2,347

Institutional Class shares	$143	$584	$1,052	$2,347

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$243	$885	$1,553	$3,079

Class C shares	$243	$885	$1,553	$3,337

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE SECTOR SERIES          7

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SECTION 1 GARTMORE GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

A health sciences company is one that focuses on maintaining or improving one’s quality of life through research, development and/or distribution of products or services related to medicine, pharmaceuticals or personal health care.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging markets) with business operations in or related to health sciences.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from health sciences. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	biotechnology

•	health care

•	medical services and devices

•	medical supplies

•	pharmaceuticals

In analyzing specific companies for possible investment, the Fund’s portfolio manager ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth

•	evidence of positive fundamental change

•	high return on invested capital

•	a healthy balance sheet

•	sound financial and accounting policies and overall financial strength

•	strong competitive advantages

•	effective research, product development and marketing

•	strong management

•	general operating characteristics that enable the company to compete successfully

The Fund may invest in health sciences companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio manager considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Goldman Sachs (GS) Healthcare Index, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk — because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk — investing 25% or more of the Fund’s net assets in a select group of companies in health sciences industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund’s investments goes down, you may lose money.

8          GARTMORE SECTOR SERIES

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SECTION 1 GARTMORE GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class A Shares* (Years Ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	3 Years	Since inception
as of December 31, 2004			(December 29, 2000)

Class A shares – Before Taxes	1.93%	3.88%	3.21%

Class A shares – After Taxes on Distributions	1.85%	3.42%	2.85%

Class A shares – After Taxes on Distributions and Sales of Shares	1.37%	3.25%	2.69%

Class B shares – Before Taxes	2.36%	4.32%	3.60%

Class C shares – Before Taxes[2,3]	6.46%	5.26%	4.07%

Class R shares – Before Taxes[3]	7.86%	5.39%	4.17%

Institutional Service Class shares – Before Taxes	8.31%	6.15%	5.00%

Institutional Class shares – Before Taxes[4]	8.41%	6.18%	5.02%

GS Healthcare Index[5]			-2.16%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class C shares (9/23/02) and Class R shares
(12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The GS Healthcare Index is an unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health-care sector. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

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SECTION 1 GARTMORE GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses[9]	0.68%	0.59%	0.59%	0.79%	0.79%	0.59%

Total Annual Fund Operating Expenses	1.83%	2.49%	2.49%	2.09%	1.69%	1.49%

Amount of Fee Waiver/ Expense Reimbursement	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	1.59%	2.25%	2.25%	1.85%	1.45%	1.25%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A Shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan, Class R Shares are subject to a maximum fee of 0.50% of the average daily net assets of the Funds Class R shares. For more information See Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.75% for Class A, 2.00% for Class R and 1.50% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of “Other Expenses” paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years after the Fund commenced operations.

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SECTION 1 GARTMORE GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$727	$1,096	$1,487	$2,581

Class B shares	$728	$1,053	$1,504	$2,570

Class C shares	$328	$753	$1,304	$2,808

Class R shares	$188	$632	$1,102	$2,402

Institutional Service Class shares	$148	$509	$895	$1,978

Institutional Class shares	$127	$447	$790	$1,759

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$228	$753	$1,304	$2,570

Class C shares	$228	$753	$1,304	$2,808

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE SECTOR SERIES          11

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SECTION 1 GARTMORE GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

Natural Resources – materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies of any size (including those located in emerging markets) with business operations in or related to activities in natural resources industries. A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from one or more of these sectors.

Companies in natural resources industries may include those that:

•	participate in the discovery and development of natural resources

•	own or produce natural resources

•	engage in the transportation, distribution, or processing of natural resources

•	contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control

•	provide related services such as mining, drilling, chemicals and related parts and equipment

The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	agricultural products

•	alternative energy sources

•	base metal production

•	building materials

•	chemicals

•	coal

•	energy services and technology

•	environmental services

•	ferrous and nonferrous metals

•	forest products

•	gold and other precious metals

•	integrated oil

•	steel and iron ore production

•	oil and gas exploration and production

•	paper products

•	real estate

The portfolio managers aim to provide strong performance by investing in companies they believe

•	have the potential to deliver unexpected earnings growth, and

•	whose prospects for earnings growth have been underestimated by the market

The portfolio managers assess the valuation and growth rates both of a particular company and of the natural resources sector the company is in. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund may invest in natural resources companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth. The Fund also invests in companies located in or tied economically to a number of countries throughout the world, including in emerging markets countries, if the portfolio managers believe advantageous opportunities may exist there.

The portfolio managers maintain a strong selling discipline by:

•	reviewing securities for potential sale if the price reaches a predetermined level

•	evaluating a security within the context of applicable historic trends

•	focusing on both economic and security specific news about the security.

In pursuing its investment objective, the Fund also may invest in commodity-linked derivatives. The value of a commodity-linked derivative typically is based on the price movements of the physical commodities to which they are linked, a commodity index, or some other readily available measurable economic variable dependent on changes in the value of commodities or the commodities markets.

Gartmore Mutual Fund Capital Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

12          GARTMORE SECTOR SERIES

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SECTION 1 GARTMORE GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (con’t.)

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Goldman Sachs Natural Resources Index, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small and mid cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk — because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk — investing 25% or more of the Fund’s net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information is not included because the Fund commenced operations on or about June 29, 2004 and had not completed one full calendar year of operation as of the date of this prospectus.

GARTMORE SECTOR SERIES          13

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SECTION 1 GARTMORE GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)[7]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses[9]	2.37%	2.32%	2.32%	2.52%	2.47%	2.32%

Total Annual Fund Operating Expenses	3.32%	4.02%	4.02%	3.62%	3.17%	3.02%

Amount of Fee Waiver/ Expense Reimbursement	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[10]	1.60%	2.30%	2.30%	1.90%	1.45%	1.30%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7	This represents a base fee and can increase or decrease depending on the performance of the Fund. See Section 3, Fund Management: Management Fees.

8
As the Fund has not yet completed a full Fiscal year as of the date of the Prospectus, “Distribution and/or Service (12b-1) Fees” for Class R are estimates. Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Charges and Fees.

9
As a new Fund, these are estimates for the fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”), on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the “Adviser”).

10
The Trust and the Adviser have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.20% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.80% for Class A, 2.15% for Class R and 1.55% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized

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SECTION 1 GARTMORE GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (con’t.)

to reimburse the Adviser for management fees previously waived and/or the cost of “Other Expenses” paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be paid at a date not more than three years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$728	$1,386	$2,067	$3,870

Class B shares	$733	$1,367	$2,117	$3,896

Class C shares	$333	$1,067	$1,917	$4,117

Class R shares	$193	$950	$1,728	$3,768

Institutional Service Class shares	$148	$816	$1,509	$3,357

Institutional Class shares	$132	$771	$1,436	$3,215

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$233	$1,067	$1,917	$3,896

Class C shares	$233	$1,067	$1,917	$4,117

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

GARTMORE SECTOR SERIES          15

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SECTION 1 GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Technology is the use of science to create new products and services. A technology or communications company is one, for example, that develops, produces or distributes products or services related to computers, semiconductors, electronics, communications, health care, or biotechnology.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging markets) with business operations in or related to technology or communications.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from one or more of these sectors. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	technology or communications hardware and equipment

•	information technology

•	software

•	technology or communications consulting services

•	consumer electronics

•	defense technology

•	broadcasting

In analyzing specific companies for possible investment, the Fund’s portfolio manager ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth

•	high return on invested capital

•	a healthy balance sheet

•	sound financial and accounting policies and overall financial strength

•	strong competitive advantages

•	effective research, product development and marketing

•	development of new technologies

•	efficient service and strong management

•	pricing flexibility

•	general operating characteristics that enable the company to compete successfully

The Fund may invest in technology and communications companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio manager considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Morgan Stanley High-Tech 35 Index, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk — because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk — investing 25% or more of the Fund’s net assets in a select group of companies in technology and communications industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund’s investments goes down, you may lose money.

16          GARTMORE SECTOR SERIES

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SECTION 1 GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns - Class A Shares* (Years Ended December 31)

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	3 Years	Since inception

as of December 31, 2004			(June 30, 2000)

Class A shares – Before Taxes	-1.99%	-5.79%	-18.41%

Class A shares – After Taxes on Distributions	-1.99%	-5.79%	-18.95%

Class A shares – After Taxes on Distributions and Sales of Shares	-1.30%	-4.88%	-14.83%

Class B shares – Before Taxes	-1.74%	-5.52%	-18.28%

Class C shares – Before Taxes[2,3]	2.23%	-4.52%	-17.80%

Class R shares – Before Taxes[3]	3.52%	-4.38%	-17.84

Institutional Service Class shares – Before Taxes	4.17%	-3.64%	-17.01%

Institutional Class shares – Before Taxes[4]	4.17%	-3.64%	-17.01%

Morgan Stanley High-Tech 35 Index[5]	6.69%	0.07%	-14.28%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class C shares (9/23/02) and Class R shares
(12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The Morgan Stanley High-Tech 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks in nine different technology sub sectors that represent the electronics-based technology industry. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

GARTMORE SECTOR SERIES          17

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SECTION 1 GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment) [1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees (paid to have the Fund’s investments professionally managed) [7]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	0.84%	0.78%	0.78%	0.98%	1.00%	0.78%

Total Annual Fund Operating Expenses	1.97%	2.66%	2.66%	2.26%	1.88%	1.66%

Amount of Fee Waiver/Expense Reimbursement	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.71%	2.40%	2.40%	2.00%	1.62%	1.40%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Funds Capital Trust (the “Adviser”) have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.38% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of “Other Expenses” paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years after the Fund’s commencement of operations.

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SECTION 1 GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$739	$1,134	$1,554	$2,719

Class B shares	$743	$1,102	$1,587	$2,729

Class C shares	$343	$802	$1,387	$2,974

Class R shares	$203	$681	$1,186	$2,575

Institutional Service Class shares	$165	$566	$992	$2,180

Institutional Class shares	$143	$498	$878	$1,944

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$243	$802	$1,387	$2,729

Class C shares	$243	$802	$1,387	$2,974

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1 GARTMORE GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

A utility company is one that is primarily involved in or related to the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging markets) with business operations in or related to utilities. Although utility companies traditionally have paid above-average dividends, the Fund instead will employ a growth style.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from one or more of these sectors. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	energy sources

•	utility maintenance services

•	providers of utility infrastructure

•	cable television

•	radio

•	telecommunications services

•	transportation services

•	water and sanitary services

The portfolio managers aim to provide strong performance by investing in companies they believe

•	have the potential to deliver unexpected earnings growth, and

•	whose prospects for earnings growth have been underestimated by the market

Just as importantly, the Fund’s management attempts to avoid companies whose earnings are likely to fall short of expectations.

The portfolio managers assess the valuation and growth rates both of a particular company and of the utility sector the company is in. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market’s consensus.

The Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

•	earnings revisions and surprises

•	stock price performance

•	any information indicating a change in the industry or franchise assessment of a company

Gartmore Global Asset Management Trust, the Fund’s investment adviser, has chosen Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Selection risk — the portfolio manager may select securities that underperform the stock market, its benchmark indices, or other funds with similar investment objectives and strategies.

Small- and mid-cap securities risk — in general, stocks of small and mid cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk — because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk — investing 25% or more of the Fund’s net assets in a select group of companies in utilities and utility-related industries could subject the Fund to greater risk of loss and be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 GARTMORE GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Return - Class A Shares* (Years Ended December 31

*These annual total returns do not include sales charges and do not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown.

Average annual total returns[1]	1 Year	3 Years	Since inception

as of December 31, 2004			(December 28, 2001)

Class A shares – Before Taxes	22.21%	4.73%	4.71%

Class A shares – After Taxes on Distributions	21.61%	4.38%	4.36%

Class A shares – After Taxes on Distributions and Sales of Shares	15.05%	3.89%	3.87%

Class B shares – Before Taxes	23.86%	5.17%	5.11%

Class C shares – Before Taxes[2]	27.89%	6.08%	6.00%

Class R shares – Before Taxes[3]	29.39%	6.25%	6.18%

Institutional Service Class shares – Before Taxes	30.10%	7.10%	7.05%

Institutional Class shares – Before Taxes[4]	30.10%	7.10%	7.05%

MSCI World Telecommunications Services Index[5]	18.10%	2.06%	2.06%

MSCI World Utilities Index[5]	29.46%	12.31%	12.31%

Composite Index[5]	22.62%	6.58%	6.58%

1	Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3
Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because this class invests in the same portfolio of securities. Returns for this class have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4
Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5
The MSCI World Telecommunications Services Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector. The MSCI World Utilities Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, such as electric, gas, multi-utilities, and unregulated power and water. The Composite Index is a combination of 60% MSCI World Telecommunications Services Index and 40% MSCI World Utilities Index. These returns

GARTMORE SECTOR SERIES          21

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do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Indexes would be lower.

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SECTION 1 GARTMORE GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

Shareholder Fees (paid directly from your investment)[1]	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

	Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares

Management Fees (paid to have the Fund’s investments professionally managed) [7]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[8]	None	None

Other Expenses	1.69%	1.69%	1.69%	1.89%	1.69%	1.69%

Total Annual Fund Operating Expenses	2.64%	3.39%	3.39%	2.99%	2.39%	2.39%

Amount of Fee Waiver/ Expense Reimbursement	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)[9]	1.45%	2.20%	2.20%	1.80%	1.20%	1.20%

1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4
A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark. For more information see Section 3, Fund Management: Management Fees.

8
Pursuant to the Fund’s Rule 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4 Investing with Gartmore: Sales Charges and Fees.

9
Gartmore Mutual Funds (the “Trust”) and Gartmore Global Asset Management Trust (the “Adviser”) have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.20% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of “Other Expenses” paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years after the Fund’s commencement of operations..

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock market risk — Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings

•	production

•	management

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign securities risk — Each of the Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability

•	the impact of currency exchange rate fluctuations

•	reduced information about issuers

•	higher transaction costs

•	less stringent regulatory and accounting standards

•	delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Emerging markets risk – is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Depositary receipts — Each of the Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

REITs — Real estate investment trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. There are generally three types of REITs:

•
Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. They can also realize capital gains by selling properties that have appreciated in value.

•	Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments

•	Hybrid REITs, which combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

Warrants — A warrant is a security that gives its holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

Preferred stock — a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

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SECTION 2 FUND DETAILS (con’t.)

Convertible securities — are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Derivatives — a derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations

•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets

•	the Fund may suffer disproportionately heavy losses relative to the amount invested

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Equity interests in foreign investment funds or trusts — In some countries, it is common practice for U.S. mutual funds to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

Commodity-linked derivatives — allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of physical commodities (such as oil, livestock or metal products), a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

Portfolio turnover — Each of the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility, and

•	result in additional tax consequences for Fund shareholders.

Securities lending — Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Temporary investments — Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	prime quality commercial paper

•	repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

GARTMORE SECTOR SERIES          25

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SECTION 3 FUND MANAGEMENT

Investment Adviser and Subadviser

Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the investment adviser for the Gartmore Global Health Sciences Fund, the Gartmore Global Natural Resources Fund and Gartmore Global Technology and Communications Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts.

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser for the Gartmore Global Financial Services Fund, the Gartmore Global Natural Resources Fund and the Gartmore Global Utilities Fund, and manages the Funds’ assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions and executes them by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had more than $80.2 billion in net assets under management as of December 31, 2004.

Management Fees

The Funds pay their respective advisers a base management fee on each Fund’s average daily net assets. From their management fees, the advisers of Gartmore Global Financial Services Fund, Gartmore Global Natural Resources Fund and Gartmore Global Utilities Funds pay Gartmore Global Partners a subadvisory fee based on those Funds’ respective average daily net assets. The base management fee and the base subadvisory fee, if applicable, may increase or decrease depending on each Fund’s performance relative to its benchmark. The Funds’ benchmarks for determining performance-based fees are:

Gartmore Global Financial Services Fund	MSCI World Financials Index
Gartmore Global Health Sciences Fund	GS Healthcare Index
Gartmore Global Natural Resources Fund	GS Natural Resources Index
Gartmore Global Technology and Communications Fund	GS Technology Composite Index
Gartmore Global Utilities Fund	60% MSCI World Telecommunications Services Index/ 40% MSCI World Utilities Index

Performance-Based Fees

The Funds pay their respective advisers a base management fee which may be adjusted upward or downward depending on each Fund’s performance relative to its respective benchmark. Thus, if a Fund outperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the maximum management fees listed below. Conversely, if a Fund underperforms its benchmark by 5 percentage points or more over a 12 month rolling period, that Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 1 percentage point and the respective adviser will receive its respective applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The base rate and the performance rate are applied separately. The base rate is applied to each such Fund’s average net assets over the most recent quarter, while the performance adjustment percentage is applied to each Fund’s average net assets over the 12 month rolling performance period. The corresponding dollar values are then added to arrive at each Fund’s respective overall advisory fee for the current period. The Statement of Additional Information contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund’s average quarterly net assets and includes breakpoints so fees decrease as assets increase.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

The first such payment or penalty, if any, will be made at the end of September 2005 (15 months after the Funds implemented the performance-based fees on July 1, 2004.) Thereafter, performance adjustments will be made quarterly.

For Gartmore Global Natural Resources Fund, the fee adjustments described above will be phased in during the first full quarter following the first full year of the Fund’s operations so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month after the Fund’s commencement of operations. Thereafter, performance adjustments will be made quarterly.

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SECTION 3 FUND MANAGEMENT (con’t.)

This table shows the base management and subadvisory fees, as well as the maximum and minimum fees.

Net Assets	Minimum Fee		Base Fee		Maximum Fee
	Management	Subadvisory	Management	Subadvisory	Management	Subadvisory

Gartmore Global Financial Services Fund

On assets up to $500 million	0.80%	0.35%	0.90%	0.45%	1.00%	0.55%

On assets of $500 million and more but less than $2 billion	0.75%	0.325%	0.85%	0.425%	0.95%	0.525%

On assets of $2 billion and more	0.70%	0.30%	0.80%	0.40%	0.90%	0.50%

Gartmore Global Health Sciences Fund

On assets up to $500 million	0.80%	—	0.90%	—	1.00%	—

On assets of $500 million up to $2 billion	0.75%	—	0.85%	—	0.95%	—

On assets of $2 billion and more	0.70%	—	0.80%	—	0.90%	—

Gartmore Global Natural Resources Fund

On assets up to $500 million	0.60%	0.25%	0.70%	0.35%	0.80%	0.45%

On assets of $500 million up to $2 billion	0.55%	0.225%	0.65%	0.325%	0.75%	0.425%

On assets of $2 billion and more	0.50%	0.20%	0.60%	0.30%	0.70%	0.40%

Gartmore Global Technology and Communications Fund

On assets up to $500 million	0.78%	—	0.88%	—	0.98%	—

On assets of $500 million up to $2 billion	0.73%	—	0.83%	—	0.93%	—

On assets of $2 billion and more	0.68%	—	0.78%	—	0.88%	—

Gartmore Global Utilities Fund

On assets up to $500 million	0.60%	0.25%	0.70%	0.35%	0.80%	0.45%

On assets of $500 million up to $2 billion	0.55%	0.225%	0.65%	0.325%	0.75%	0.425%

On assets of $2 billion and more	0.50%	0.20%	0.60%	0.30%	0.70%	0.40%

Actual Management and Subadvisory Fees Paid During Fiscal Year Ended October 31, 2004
(expressed as a percentage of a Fund’s average daily net assets and not taking into account any applicable waivers)

	Management fee	Subadvisory fee

Gartmore Global Financial Services Fund	0.96%	0.48%

Gartmore Global Health Sciences Fund	0.96%	—

Gartmore Global Natural Resources Fund	0.90%	0.45%

Gartmore Global Technology and Communications Fund	0.95%	—

Gartmore Global Utilities Fund	0.75%	0.375%

GARTMORE SECTOR SERIES          27

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SECTION 3 FUND MANAGEMENT (con’t.)

Portfolio Management

Gartmore Global Health Sciences Fund

Paul Cluskey is the Fund’s portfolio manager and is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Cluskey joined Gartmore in April 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund from its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he was a senior small cap stock analyst with SEI Investments and previously worked for Piper Jaffray, Inc. as a corporate finance analyst.

Gartmore Global Technology and Communications Fund

Chip Zhu, lead portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Zhu joined Gartmore in November 1999. Previously, he was an associate in the Prudential private placement division beginning in January 1999.

Gartmore Global Financial Services Fund, Gartmore Global Natural Resources Fund and Gartmore Global Utilities Fund

Gartmore Global Partners takes a team approach to portfolio management, allowing investors to benefit from the skills of all the members of the team. Each Fund has a team of portfolio managers responsible for its day-to-day management and the selection of Fund investments.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you,

•	how long you expect to own your shares,

•	how much you intend to invest,

•	total costs and expenses associated with a particular share class, and

•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.
No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%	No reduction of CDSC, but waivers may be available.
The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments
may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%	No reduction of CDSC, but waivers may be available.
The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

[1]
A CDSC of up to 1.00% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers the finders fee paid to your financial adviser or other intermediary.

[2]	This limit was calculated based on a one-year holding period.

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Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all account (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

•	retirement plans.

•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.

•
directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

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The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B, and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.

•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.

•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company

For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges–Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,

•	the total expenses of the share class, and

•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts ;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
              * Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.
Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail.Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.
By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.
By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares: The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/ Transfer to Minors. A check made payable to the shareholder of record will be mailed to the address of record. The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.
By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.)
By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time a Fund NAV is calculated, a Fund will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is closed.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Minimum Investments

Minimum Investments
Class A, Class B and Class C Shares

To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
Additional investments
$100 (per Fund)
To start an Automatic Asset Accumulation Plan $1,000
Additional Investments
(Automatic Asset Accumulation Plan) $50

Minimum Investments
Institutional Service Class Shares

To open an account $50,000 (per Fund)
Additional investments No Minimum

Minimum Investments
Institutional Class Shares

To open an account
$1,000,000 (per Fund)

Additional investments No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Accounts with Low Balances - Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

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For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;

•	date of birth (for individuals);

•	residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

38          GARTMORE SECTOR SERIES

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	Restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	Reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	An exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
Redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

GARTMORE SECTOR SERIES          39

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.

•	shares purchased through reinvested dividends or capital gains.

•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

GARTMORE SECTOR SERIES          41

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

42          GARTMORE SECTOR SERIES

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SECTION 6 GARTMORE GLOBAL FINANCIAL SERVICES FUND FINANCIAL HIGHLIGHT‘S

Selected Data for Each Share of Capital Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors. Performance is not included for Gartmore Global Natural Resources Fund because it had not completed one full year of operation as of the date of this prospectus.

	Investment Activities				Distributions			Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2002 (d)	$10.00	0.04	(1.12)	(1.08)	—	—	—	$ 8.92	(10.78%)(e)	$ 675	1.66%(f)	0.47%(f)	3.76%(f)	(1.63%)(f)	102.39%
Year Ended October 31, 2003	$ 8.92	0.07	2.83	2.90	(0.02)	—	(0.02)	$11.80	32.59%	$1,228	1.65%	0.81%	2.78%	(0.33%)	256.82%
Year Ended October 31, 2004	$11.80	0.12	1.77	1.89	(0.09)	(1.11)	(1.20)	$12.49	17.01%	$2,457	1.65%	1.06%	2.41%	0.31%	129.61%

Class B Shares
Period Ended October 31, 2002 (d)	$10.00	(0.02)	(1.11)	(1.13)	—	—	—	$ 8.87	(11.30%)(e)	$ 672	2.38%(f)	(0.25%)(f)	4.51%(f)	(2.38%)(f)	102.39%
Year Ended October 31, 2003	$ 8.87	0.01	2.79	2.80	—	—	—	$11.67	31.60%	$ 906	2.40%	0.08%	3.67%	(1.20%)	256.82%
Year Ended October 31, 2004	$11.67	0.02	1.75	1.77	(0.03)	(1.11)	(1.14)	$12.30	16.15%	$1,072	2.40%	0.20%	3.14%	(0.54%)	129.61%

Class C Shares
Period Ended October 31, 2002 (d)	$10.00	(0.02)	(1.11)	(1.13)	—	—	—	$ 8.87	(11.30%)(e)	$ 665	2.38%(f)	(0.25%)(f)	4.51%(f)	(2.38%)(f)	102.39%
Year Ended October 31, 2003	$ 8.87	0.01	2.79	2.80	—	—	—	$11.67	31.60%	$ 883	2.40%	0.08%	3.68%	(1.20%)	256.82%
Year Ended October 31, 2004	$11.67	0.02	1.75	1.77	(0.03)	(1.11)	(1.14)	$12.30	16.16%	$1,088	2.40%	0.20%	3.15%	(0.55%)	129.61%

Class R Shares
Period Ended October 31, 2004 (g)	$11.47	0.04	0.86	0.90	(0.06)	—	(0.06)	$12.31	7.89%(e)	$ 1	1.98%(f)	0.46%(f)	2.74%(f)	(0.30%)(f)	129.61%

Institutional Service Class Shares
Period Ended October 31, 2002 (d)	$10.00	0.06	(1.12)	(1.06)	—	—	—	$ 8.94	(10.57%)(e)	$ 671	1.40%(f)	0.73%(f)	3.51%(f)	(1.38%)(f)	102.39%
Year Ended October 31, 2003	$ 8.94	0.11	2.83	2.94	(0.03)	—	(0.03)	$11.85	32.95%	$ 892	1.40%	1.08%	2.68%	(0.20%)	256.82%
Year Ended October 31, 2004	$11.85	0.15	1.78	1.93	(0.12)	(1.11)	(1.23)	$12.55	17.25%	$1,046	1.40%	1.20%	2.14%	0.46%	129.61%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$12.22	0.02	0.34	0.36	(0.03)	—	(0.03)	$12.55	2.96%(e)	$ 674	1.40%(f)	0.53%(f)	2.30%(f)	(0.37%)(f)	129.61%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from December 18, 2001 (commencement of operations) through October 31, 2002.

(e)	Not annualized.

(f)	Annualized.

(g)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(h)	For the period fom June 29, 2004 (commencement of operations) through October 31, 2004.

GARTMORE SECTOR SERIES          43

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SECTION 6 GARTMORE GLOBAL HEALTH SCIENCES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities				Distributions			Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2001 (d)	$10.00	(0.03)	(0.63)	(0.66)	—	(0.01)	(0.01)	$ 9.33	(6.61%)(f)	$ 779	1.53%(g)	(0.55%)(g)	6.84%(g)	(5.86%)(g)	754.05%
Year Ended October 31, 2002	$ 9.33	(0.06)	(0.97)	(1.03)	—	—	—	$ 8.30	(11.04%)	$1,538	1.60%	(0.99%)	3.10%	(2.49%)	893.80%
Year Ended October 31, 2003	$ 8.30	(0.05)	1.99	1.94	—	—	—	$10.24	23.37%	$4,087	1.57%	(0.75%)	2.29%	(1.47%)	570.16%
Year Ended October 31, 2004	$10.24	(0.06)	0.70	0.64	(0.84)	—	(0.84)	$10.04	6.26%	$6,144	1.59%	(0.67%)	1.90%	(0.98%)	388.52%

Class B Shares
Period Ended October 31, 2001 (d)	$10.00	(0.09)	(0.62)	(0.71)	—	—	—	$ 9.29	(7.10%)(f)	$ 774	2.13%(g)	(1.15%)(g)	7.61%(g)	(6.63%)(g)	754.05%
Year Ended October 31, 2002	$ 9.29	(0.15)	(0.93)	(1.08)	—	—	—	$ 8.21	(11.63%)	$ 730	2.28%	(1.71%)	4.00%	(3.43%)	893.80%
Year Ended October 31, 2003	$ 8.21	(0.13)	1.98	1.85	—	—	—	$10.06	22.53%	$ 899	2.25%	(1.41%)	3.06%	(2.22%)	570.16%
Year Ended October 31, 2004	$10.06	(0.13)	0.69	0.56	(0.84)	—	(0.84)	$ 9.78	5.52%	$1,076	2.25%	(1.32%)	2.56%	(1.63%)	388.52%

Class C Shares
Period Ended October 31, 2002 (e)	$ 7.92	(0.01)	0.30	0.29	—	—	—	$ 8.21	3.66%(f)	$ 58	2.25%(g)	(1.69%)(g)	2.80%(g)	(2.24%)(g)	893.80%
Year Ended October 31, 2003	$ 8.21	(0.12)	1.98	1.86	—	—	—	$10.07	22.66%	$ 130	2.25%	(1.45%)	2.96%	(2.16%)	570.16%
Year Ended October 31, 2004	$10.07	(0.04)	0.59	0.55	(0.84)	—	(0.84)	$ 9.78	5.52%	$2,092	2.25%	(1.44%)	2.57%	(1.76%)	388.52%

Class R Shares
Period Ended October 31, 2004 (h)	$10.04	(0.09)	(0.14)	(0.23)	—	—	—	$ 9.81	(2.29%)(f)	$ 1	1.88%(g)	(1.03%)(g)	2.22%(g)	(1.37%)(g)	388.52%

Institutional Service Class Shares
Period Ended October 31, 2001 (d)	$10.00	(0.01)	(0.62)	(0.63)	—	(0.01)	(0.01)	$ 9.36	(6.25%)(f)	$ 781	1.10%(g)	(0.13%)(g)	6.59%(g)	(5.62%)(g)	754.05%
Year Ended October 31, 2002	$ 9.36	(0.04)	(0.97)	(1.01)	—	—	—	$ 8.35	(10.79%)	$1,403	1.27%	(0.66%)	2.85%	(2.24%)	893.80%
Year Ended October 31, 2003	$ 8.35	(0.04)	2.01	1.97	—	—	—	$10.32	23.59%	$3,746	1.42%	(0.61%)	2.12%	(1.31%)	570.16%
Year Ended October 31, 2004	$10.32	(0.06)	0.71	0.65	(0.84)	—	(0.84)	$10.13	6.30%	$4,979	1.46%	(0.54%)	1.76%	(0.84%)	388.52%

Institutional Class Shares
Period Ended October 31, 2004 (i)	$10.92	(0.01)	(0.77)	(0.78)	—	—	—	$10.14	(7.14%)(f)	$ 404	1.25%(g)	(0.25%)(g)	1.54%(g)	(0.54%)(g)	388.52%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from December 29, 2000 (commencement of operations) through October 31, 2001.

(e)	For the period from September 23, 2002 (commencement of operations) through October 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(i)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

44          GARTMORE SECTOR SERIES

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SECTION 6 GARTMORE GLOBAL NATURAL RESOURCES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	1.25	1.25	(0.02)	(0.02)	$11.23	12.58%(e)	$ 107	1.58%(f)	(1.05%)(f)	4.11%(f)	(3.59%)(f)	48.29%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	1.24	1.21	—	—	$11.21	12.10%(e)	$ 1	2.30%(f)	(0.88%)(f)	4.44%(f)	(3.02%)(f)	48.29%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.02)	1.23	1.21	—	—	$11.21	12.20%(e)	$ 6	2.30%(f)	(1.29%)(f)	4.77%(f)	(3.76%)(f)	48.29%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.02)	1.24	1.22	—(g)	—	$11.22	12.22%(e)	$ 1	1.94%(f)	(0.53%)(f)	3.91%(f)	(2.51%)(f)	48.29%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	1.23	1.25	(0.02)	(0.02)	$11.23	12.50%(e)	$ 1	1.39%(f)	0.17%(f)	3.56%(f)	(2.00%)(f)	48.29%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	1.25	1.26	(0.02)	(0.02)	$11.24	12.60%(e)	$3,377	1.30%(f)	0.27%(f)	3.32%(f)	(1.74%)(f)	48.29%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(e)	Not annualized.

(f)	Annualized.

(g)	Amount is less than $0.005.

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SECTION 6 GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	(0.02)	1.14	1.12	—	—	$11.12	11.20%(f)	$4,602	1.73%(g)	(1.07%)(g)	4.43%(g)	(3.77%)(g)	149.08%
Year Ended October 31, 2001	$11.12	(0.06)	(6.41)	(6.47)	(0.63)	(0.63)	$ 4.02	(60.93%)	$2,038	1.73%	(1.05%)	6.38%	(5.70%)	922.33%
Year Ended October 31, 2002	$ 4.02	(0.04)	(1.35)	(1.39)	—	—	$ 2.63	(34.58%)(h)	$1,514	1.69%	(1.37%)	2.56%	(2.24%)	944.01%
Year Ended October 31, 2003	$ 2.63	(0.04)	1.27	1.23	—	—	$ 3.86	46.77%	$3,303	1.69%	(1.38%)	2.96%	(2.64%)	1136.72%
Year Ended October 31, 2004	$ 3.86	(0.06)	(0.28)	(0.34)	—	—	$ 3.52	(8.81%)	$2,991	1.71%	(1.45%)	2.02%	(1.76%)	722.91%

Class B Shares
Period Ended October 31, 2000 (d)	$10.00	(0.06)	1.15	1.09	—	—	$11.09	10.90%(f)	$2,275	2.33%(g)	(1.69%)(g)	5.18%(g)	(4.54%)(g)	149.08%
Year Ended October 31, 2001	$11.09	(0.09)	(6.40)	(6.49)	(0.63)	(0.63)	$ 3.97	(61.30%)	$1,137	2.33%	(1.66%)	7.21%	(6.54%)	922.33%
Year Ended October 31, 2002	$ 3.97	(0.07)	(1.32)	(1.39)	—	—	$ 2.58	(35.01%)(h)	$ 780	2.38%	(2.02%)	3.32%	(2.96%)	944.01%
Year Ended October 31, 2003	$ 2.58	(0.06)	1.25	1.19	—	—	$ 3.77	46.12%	$1,196	2.40%	(2.07%)	3.73%	(3.40%)	1136.72%
Year Ended October 31, 2004	$ 3.77	(0.08)	(0.28)	(0.36)	—	—	$ 3.41	(9.55%)	$1,064	2.40%	(2.14%)	2.72%	(2.46%)	722.91%

Class C Shares
Period Ended October 31, 2001 (e)	$ 5.37	(0.02)	(1.36)	(1.38)	—	—	$ 3.99	(25.70%)(f)	$ 29	2.33%(g)	(1.79%)(g)	9.94%(g)	(9.40%)(g)	922.33%
Year Ended October 31, 2002	$ 3.99	(0.08)	(1.31)	(1.39)	—	—	$ 2.60	(34.84%)(h)	$ 17	2.38%	(1.83%)	3.40%	(2.85%)	944.01%
Year Ended October 31, 2003	$ 2.60	(0.06)	1.25	1.19	—	—	$ 3.79	45.77%	$ 39	2.40%	(2.10%)	3.65%	(3.35%)	1136.72%
Year Ended October 31, 2004	$ 3.79	(0.06)	(0.30)	(0.36)	—	—	$ 3.43	(9.50%)	$ 79	2.40%	(2.14%)	2.73%	(2.47%)	722.91%

Class R Shares
Period Ended October 31, 2004 (i)	$ 3.70	(0.05)	(0.23)	(0.28)	—	—	$ 3.42	(7.57%)(f)	$ 1	1.99%(g)	(1.75%)(g)	2.28%(g)	(2.04%)(g)	722.91%

Institutional Service Class Shares
Period Ended October 31, 2000 (d)	$10.00	(0.03)	1.15	1.12	—	—	$11.12	11.20%(f)	$1,854	1.40%(g)	(0.76%)(g)	4.17%(g)	(3.53%)(g)	149.08%
Year Ended October 31, 2001	$11.12	(0.04)	(6.39)	(6.43)	(0.63)	(0.63)	$ 4.06	(60.58%)	$ 730	1.40%	(0.70%)	5.70%	(5.00%)	922.33%
Year Ended October 31, 2002	$ 4.06	(0.03)	(1.37)	(1.40)	—	—	$ 2.66	(34.48%)(h)	$ 843	1.41%	(1.37%)	2.08%	(2.04%)	944.01%
Year Ended October 31, 2003	$ 2.66	(0.04)	1.30	1.26	—	—	$ 3.92	47.37%	$5,006	1.58%	(1.29%)	2.65%	(2.36%)	1136.72%
Year Ended October 31, 2004	$ 3.92	(0.06)	(0.29)	(0.35)	—	—	$ 3.57	(8.93%)	$4,358	1.62%	(1.36%)	1.92%	(1.67%)	722.91%

Institutional Class Shares
Period Ended October 31, 2004 (j)	$ 3.81	(0.01)	(0.22)	(0.23)	—	—	$ 3.58	(6.04%)(f)	$ 231	1.40%(g)	(1.05%)(g)	1.92%(g)	(1.57%)(g)	722.91%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from June 30, 2000 (commencement of operations) through October 31, 2000.

(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f)	Not annualized.

(g)	Annualized.

(h)
The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total returns by 0.54%, 0.60%, 0.89%, and 0.38% for Class A, Class B, Class C and Institutional Service Class shares, respectively.

(i)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(j)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

46          GARTMORE SECTOR SERIES

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SECTION 6 GARTMORE GLOBAL UTILITIES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

	Investment Activities					Distributions				Ratio/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended October 31, 2002 (d)	$10.00	0.11	(2.85)	(2.74)	(0.06)	(0.06)	$ 7.20	(27.46%)(e)	$ 547	1.46%(f)	1.46%(f)	3.96%(f)	(1.04%)(f)	146.88%
Year Ended October 31, 2003	$ 7.20	0.07	1.06	1.13	(0.05)	(0.05)	$ 8.28	15.80%	$ 734	1.45%	0.96%	3.06%	(0.65%)	112.34%
Year Ended October 31, 2004	$ 8.28	0.09	2.54	2.63	(0.04)	(0.04)	$10.87	31.81%	$1,190	1.45%	1.14%	2.70%	(0.10%)	391.22%

Class B Shares
Period Ended October 31, 2002 (d)	$10.00	0.05	(2.84)	(2.79)	(0.03)	(0.03)	$ 7.18	(27.93%)(e)	$ 544	2.18%(f)	0.75%(f)	4.71%(f)	(1.78%)(f)	146.88%
Year Ended October 31, 2003	$ 7.18	0.02	1.05	1.07	(0.03)	(0.03)	$ 8.22	14.92%	$ 625	2.20%	0.25%	3.89%	(1.44%)	112.34%
Year Ended October 31, 2004	$ 8.22	0.04	2.50	2.54	(0.01)	(0.01)	$10.75	30.86%	$ 885	2.20%	0.41%	3.46%	(0.84%)	391.22%

Class C Shares
Period Ended October 31, 2002 (d)	$10.00	0.05	(2.84)	(2.79)	(0.03)	(0.03)	$ 7.18	(27.93%)(e)	$ 541	2.18%(f)	0.75%(f)	4.71%(f)	(1.78%)(f)	146.88%
Year Ended October 31, 2003	$ 7.18	0.02	1.05	1.07	(0.03)	(0.03)	$ 8.22	14.92%	$ 623	2.20%	0.25%	3.89%	(1.44%)	112.34%
Year Ended October 31, 2004	$ 8.22	0.03	2.51	2.54	(0.02)	(0.02)	$10.74	30.90%	$3,556	2.20%	0.43%	3.33%	(0.70%)	391.22%

Class R Shares
Period Ended October 31, 2004 (g)	$ 9.14	0.08	1.58	1.66	(0.02)	(0.02)	$10.78	18.23%(e)	$ 1	1.78%(f)	0.99%(f)	3.14%(f)	(0.35%)(f)	391.22%

Institutional Service Class Shares
Period Ended October 31, 2002 (d)	$10.00	0.13	(2.85)	(2.72)	(0.07)	(0.07)	$ 7.21	(27.27%)(e)	$ 545	1.20%(f)	1.72%(f)	3.71%(f)	(0.79%)(f)	146.88%
Year Ended October 31, 2003	$ 7.21	0.09	1.06	1.15	(0.06)	(0.06)	$ 8.30	16.10%	$ 633	1.20%	1.25%	2.89%	(0.44%)	112.34%
Year Ended October 31, 2004	$ 8.30	0.13	2.53	2.66	(0.05)	(0.05)	$10.91	32.13%	$ 837	1.20%	1.41%	2.46%	0.15%	391.22%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$ 9.75	0.03	1.15	1.18	(0.02)	(0.02)	$10.91	12.15%(e)	$ 250	1.20%(f)	1.02%(f)	2.19%(f)	0.03%(f)	391.22%

(a)	Excludes sales charge.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	For the period from December 18, 2001 (commencement of operations) through October 31, 2002.

(e)	Not annualized.

(f)	Annualized.

(g)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.

(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

GARTMORE SECTOR SERIES          47

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Information from Gartmore Funds
Please read this prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:
• Statement of Additional Information (incorporated by reference into this Prospectus)
• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
• Semi-Annual Reports
To obtain a document free of charge, contact us at the address or number listed below.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
For additional information contact:
By Regular Mail:Gartmore Funds P.O. Box 182205Columbus, Ohio 43218-2205 (614) 428-3278 (fax)
By Overnight Mail:Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219
For 24-hour access:800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

©2005 Gartmore Global Investments, Inc. All rights reserved.

PR-SEC 2/05

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Fund	Class	Ticker

NorthPointe Small Cap Growth Fund	Class A	[ ]

NorthPointe Small Cap Growth Fund	Class B	[ ]

NorthPointe Small Cap Growth Fund	Class C	[ ]

NorthPointe Small Cap Growth Fund	Class R	[ ]

NorthPointe Small Cap Growth Fund	Institutional Service Class	[ ]

NorthPointe Small Cap Growth Fund	Institutional Class	[ ]

NorthPoint Small Cap Value Fund	Institutional Class	[ ]

4	Section 1 – Fund Summaries and Performance
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

10	Section 2 – Fund Details
Additional Information about Investments,
Investment Techniques, and Risks

12	Section 3 – Fund Management
Investment Adviser
Subadviser
Portfolio Management

14	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification
Selling Shares
Excessive Trading
Exchange and Redemption Fees

28	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Backup Withholding

29	Section 6 – Financial Highlights

GARTMORE NORTHPOINTE SERIES  |  1

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NorthPointe Series

Introduction to the NorthPointe Funds

This prospectus provides information about two funds:

NorthPointe Small Cap Growth Fund NorthPointe Small Cap Value Fund

• to help investors seek to grow their capital by pursuing equity investments in small cap companies.

These Funds are primarily intended:

The following section summarizes key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval.

2 | GARTMORE NORTHPOINTE SERIES

A Note about Share Classes

The NorthPointe Small Cap Growth Fund offers six different share classes – Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class. However, as of the date of this prospectus, only the Institutional Class shares are being offered to investors. The NorthPointe Small Cap Value Fund offers Institutional Class shares only. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Common stock – securities representing shares of ownership of a corporation.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Small cap companies – companies whose market capitalization is similar to those of companies included in the Russell 20001 Index, ranging from between $42 million to $6.24 billion as of January 31, 2005.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – a style of investing in equity securities that the Fund’s management believes are undervalued, which means that their prices are less than Fund management believes they are worth, based on such factors as price-to-book ratio, price-to- earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions that management believes to be temporary.

GARTMORE NORTHPOINTE SERIES  |  3

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SECTION 1: FUND SUMMARIES AND PERFORMANCE

NORTHPOINTE SMALL CAP GROWTH FUND

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by small cap companies. The Fund invests primarily in small cap stocks of U.S. companies, primarily common stock, that are undiscovered, emerging growth companies in an attempt to provide investor with potentially higher returns than a fund that invests primarily in larger, more established companies. The portfolio managers focus on securities that exhibit some or all of the following characteristics:

•	development of new products, technologies or markets;

•	high quality balance sheet;

•	above average earnings growth;

•	attractive valuation; and

•	strong management team.

Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund’s investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Fund’s management considers selling a security when:

•	a company’s fundamentals change from the time of original investment;

•	the valuation measures deteriorate to where other attractive stocks are available more cheaply;

•	financial stability weakens;

•	management’s actions are not in the shareholders’ best interests; and

•	market capitalization reaches twice the portfolio buying range.

The Fund may invest without limit in initial public offerings (“IPOs”) of small cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

The Fund’s investment adviser has chosen NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

4  |  GARTMORE NORTHPOINTE SERIES

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the relevant index, or other funds with similar investment objectives and strategies.

Small cap risk –results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

Growth style risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

Performance

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

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SECTION 1 FUND SUMMARIES AND PERFORMANCE (con’t.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from	Shares	Shares	Shares	Shares	Service	Class
your investment)[1]					Class	Shares
					Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses
(deducted from Fund assets)[1]

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses[8]	0.31%	0.16%	0.16%	0.36%	0.31%	0.16%

Total Annual Fund Operating Expenses[8]	1.51%	2.11%	2.11%	1.71%	1.26%	1.11%

Amount of Fee Waivers/Expense Reimbursements	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Net Expenses After Waivers/
Reimbursements[9]	1.50%	2.10%	2.10%	1.70%	1.25%	1.10%

1	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2
The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.

3
A contingent deferred sales charge (CDSC) of up to 1% will be imposed on redemptions of Class A shares purchased without a front-end sales charge and for which a finder’s fee was paid. Section 4, Investing with Gartmore: Choosing a Share Class— Reduction and Waiver of Class A Sales Charges.

4
A CDSC beginning at 5% and declining to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class—Class C Shares.

6
A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares—Exchange and Redemption Fees.

7
”Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the average daily net assets of the Class R shares.

8
As a new fund, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between Gartmore Mutual Funds (the “Trust”), on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the “Adviser”).

9
The Trust, the Adviser and NorthPointe Capital LLC, the Fund’s subadviser have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.10% for each class of the Fund at least through February 28, 2006. If the maximum amount of the Rule12b-1 fees and administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.50% for Class A, 1.70% for Class R and 1.25% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for the cost of other expenses paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

GARTMORE NORTHPOINTE SERIES  |  5

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SECTION 1 FUND SUMMARIES AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A shares*	[ ]	[ ]

Class B shares	[ ]	[ ]

Class C shares	[ ]	[ ]

Class R shares	[ ]	[ ]

Institutional Service Class shares	[ ]	[ ]

Institutional Class shares	[ ]	[ ]

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years

Class B shares	[ ]	[ ]

Class C shares	[ ]	[ ]

*	Assumes a CDSC will not apply.
*	Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more). Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund typically invests at least 80% of its net assets in equity securities issued by small cap companies.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be “value” companies. These companies have good earnings growth potential and the Fund’s portfolio managers believe that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the portfolio managers believe have favorable prospects for recovery). In addition to investing in small cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts (“REITs”).

The portfolio managers consider selling a security if:

•	there are more attractive securities available,

•	the business environment is changing,

•	the price fits the portfolio managers’ price target,

•	or to control the overall risk of the portfolio.
Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk — the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk — the portfolio manager may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

Small cap risk — results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Special situation companies risk — are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

Foreign risk — is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Value style risk — over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks.

Portfolio turnover — the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

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SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND (con’t.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Institutional Class Shares* (Years ended December 31)

BAR CHART

Best Quarter: | Worst Quarter:

*This annual total return does not reflect the effect of taxes.

Average annual total returns[1] as of December 31, 2004	1 Year	Since Inception (June 29, 2000)

Institutional Class shares — Before Taxes	[•]	[•]

Institutional Class shares — After Taxes on Distributions	[•]	[•]

Institutional Class shares — After Taxes on Distributions and Sale of Shares	[•]	[•]

Russell 2000® Index[2]	[•]	[•]

1	These returns reflect performance after expenses are deducted. The Fund does not impose sales charges.

2
The Russell 2000® Index is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding the Institutional Class shares of the Fund.

Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees (paid to have the Fund’s investments professionally managed)	0.85%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to coverthe cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None

Other Expenses	[•]%

Total Annual Fund Operating Expenses	[•]%

Amount of Fee Waivers/Expense Reimbursements	[•]%

Net Expenses After Waivers/Reimbursements[1]	[•]%

1
Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses and short sale dividend expenses) from exceeding 1.00% for the Institutional Class of the Fund at least through February 28, 2006. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for the cost of other expenses paid by Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund’s ability to reimburse the Adviser in this manner only applies to fees paid or reimbursement made by the Adviser at some time within the first five years from the time the Fund commenced operations.

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SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class shares	$	[•]	$	[•]	$	[•]	$	[•]

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SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Techniques and Risks

Stock Market Risk – Each of the Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	Corporate earnings

•	Production

•	Management

•	Sales, and

•	Market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Foreign Securities Risk – Foreign securities in which a Fund may invest may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	Political and economic instability

•	The impact of currency exchange rate fluctuations

•	Reduced information about issuers

•	Higher transaction costs

•	Less stringent regulatory and accounting standards

•	Delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Small cap risk – in general, stocks of small cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small cap company may lose substantial value. Investing in small cap companies requires a longer term investment view and may not be appropriate for all investors.

Warrants – are securities that give the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REIT risk – the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

Securities Lending – the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to a Fund.

Portfolio Turnover – the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and

•	Result in additional tax consequences for Fund shareholders.

Temporary Investments – Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	Short-term U.S. Government securities

•	Certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks

•	Prime quality commercial paper

•	Repurchase agreements covering any of the securities in which the Fund may invest in directly, and

•	Shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

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SECTION 2 FUND DETAILS (con’t.)

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds’ investment adviser. The adviser manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Funds pay the Adviser a management fee, which is based on each Fund’s average daily net assets. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Growth Fund’s average daily net assets and not taking into account any applicable waivers, is 0.95%. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Value Fund’s average daily net assets and not taking into account any applicable waivers, is 0.85%.

Subadviser

NorthPointe Capital, LLC (NorthPointe), 101 West Beaver Road, Suite 745, Troy, Michigan 48084 is the Funds’ subadviser. Subject to the supervision of the Adviser and the Trustees, NorthPointe manages each Fund’s assets in accordance with each Fund’s investment objective and strategies. NorthPointe makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. NorthPointe was organized in 1999 and also manages other Gartmore Funds, as well as institutional accounts.

Out of its management fee, the Adviser pays NorthPointe an annual subadvisory fee based on each Fund’s average daily net assets, of [•]% for the NorthPointe Small Cap Growth Fund and [•]% for the NorthPointe Small Cap Value Fund.

Portfolio Management

Portfolio Managers – NorthPointe Small Cap Growth Fund

Carl Wilk, senior portfolio manager, and Karl Knas, portfolio manager and senior equity analyst, are co-portfolio managers of the Fund.

Carl P. Wilk, CFP joined NorthPointe in April 2002. Prior to April 2002, Mr. Wilk was a Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has over 17 years experience in managing micro and small capitalization securities.

Karl Knas, CPA, joined NorthPointe in March 2003. From August 2001 to March 2003, Mr. Knas worked for SoundView Technology Group as an equity research analyst., From February 2001 to August 2001, he was at Salomon Smith Barney as an equity research associate Prior to February 2001, he was in business development at Telution, a software company.

Past Performance of the Senior Portfolio Manager

The following information is provided to illustrate the past performance of Carl Wilk, the Fund’s senior portfolio manager, in managing accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The investment results below represent the net historical performance of Mr. Wilk with respect to the NorthPointe small cap growth equity composite, while employed at NorthPointe since April 2002.

The composite uses a growth style of equity portfolio management with a market cap range similar to the Russell 2000 Growth Index and includes accounts with a minimum account size of $1 million.

Net Annualized Returns as of December 31, 2004

	NorthPointe Small Cap Growth Equity Composite	Russell 2000 Growth Index

1 year ending December 31, 2004	[•]%	14.31%

Period since inception until June 30, 2004*	[•]%	5.03%

*	Inception April 1, 2002

The performance information about the composite has been included for comparison purposes, but the performance represented by the composite is separate and distinct from the fund. its performance does not guarantee similar results for the fund and should not be viewed as a substitute for the fund’s own performance.

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SECTION 3 FUND MANAGEMENT (con’t.)

Also included for comparison are performance figures for the Fund’s benchmark, the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000 Index, (the smallest 2,000 U.S. companies, based on market capitalization) with the higher price-to-book ratios and higher forecasted growth values. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund’s portfolio, as well as those in the composite.

The performance of the composite may not be comparable to the performance of the Fund because of the following differences:

•	Brokerage commissions and dealer spreads

•	Expenses (including management fees)

•	The size of the investment in a particular security in relation to the portfolio size

•	The timing of purchases and sales (including the effect of market conditions at that time)

•	The timing of cash flows into the portfolio

•	The availability of cash for new investments

These performance results for the composite were calculated using a time-weighted monthly linked percentage return formula with appropriate adjustments for any cash flows. Performance results are shown “net” of investment management fees, which are lower than the total for each class of the Fund, and do not reflect the deduction of any sales charges which are applicable for the Class A, Class B and Class C shares of the Fund. If the Fund’s higher expenses and any applicable sales charges were deducted, the performance of the composite would have been lower. All performance shown reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

Percentage returns include portfolios under management that meet the following criteria: Full discretionary investment authority; under management for at least one full reporting period; and follow common investment strategies. The private accounts that are included in the data above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The performance results of the private accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the U.S. Securities and Exchange Commission (the “SEC”) and Association for Investment Management & Research (“AIMR”) methodologies for calculating performance could result in different performance data for identical time periods.

Portfolio Managers – NorthPointe Small Cap Value Fund

Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000 and currently co-manage several Gartmore Funds. Between June 1995 and December 1999, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

Call-out Box for Choosing a Share Class section:

When selecting a share class, you should consider the following:

•	Which share classes are available to you,

•	How long you expect to own your shares,

•	How much you intend to invest,

•	Total costs and expenses associated with a particular share class, and

•	Whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider
Class A Shares

Front-end sales charge	A front-end sales charge means that a portion of your initial
up to 5.75%	investment goes toward the sales charge and is not invested.

Contingent deferred	Reduction and waivers of sales charges may be available.
sales charge (CDSC)[1]

Annual service and/or	Total annual operating expenses are lower than Class B and
12b-1 fee up to 0.25%	Class C charges which means higher dividends per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments
may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2].
Larger investments may be rejected.

1
A CDSC of up to 1.00% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A Larger Investment. The sales charge decreases as the amount of your investment increases.

•
Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Front-end sales charges on Class A shares are waived for the following purchasers:

•	People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
•	Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
•	Retirement plans.
•	Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.
•
Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.

•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million	$4 million	$25 million
	to $3,999,999	to $24,999,999	or more

If sold within		18 months

Amount of CDSC	1.00%	0.50%	0.25%

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Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Callout box: Put between Class A and Class B Sections

Waiver of Contingent Deferred Sales Charges Class A, Class B, and Class C Shares

The CDSC is waived on:

•
the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company
•	For more complete information, see the Statement of Additional Information.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,

•	457 plans,

•	403(b) plans,

•	profit sharing and money purchase pension plans,

•	defined benefit plans,

•	non-qualified deferred compensation plans, and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,

•	institutional non-retirement accounts,

•	traditional and Roth IRAs,

•	Coverdell Education Savings Accounts,

•	SEPs and SAR-SEPs,

•	SIMPLE IRAs,

•	one-person Keogh plans,

•	individual 403(b) plans, or

•	529 Plan accounts.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Call out box—Place between Class R and Institutional Classes

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,
•	the total expenses of the share class , and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•
institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•
a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

Automated Voice Response Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions

•	hear fund price information

•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses

•	obtain information on the Gartmore Funds

•	access your account information

•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase	How to Exchange* or Sell** Shares
*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors. A check made payable to the shareholder of record will be mailed to the address of record. The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• If you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.	By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service.
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

Automated Clearing House is not an option for purchases.	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price
The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

–	New Year’s Day

–	Martin Luther King, Jr. Day

–	Presidents’ Day

–	Good Friday

–	Memorial Day

–	Independence Day

–	Labor Day

–	Thanksgiving Day

–	Christmas Day

–	Other days when the New York Stock Exchange is closed.

Minimum Investments

Minimum Investments – Class A, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments (Automatic Asset Accumulation Plan)	$50

Minimum Investments – Institutional Service Class Shares To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments – Institutional Class Shares To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Accounts with Low Balances – Class A, Class B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases.

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,

•	your first purchase in the new fund meets its minimum investment requirement,

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),

•	trading is restricted, or

•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or

•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:
•	your account address has changed within the last 15 calendar days,

•	the redemption check is made payable to anyone other than the registered shareholder,

•	the proceeds are mailed to any address other than the address of record, or

•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

EXCESSIVE TRADING

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	An exchange equaling 1% or more of a Fund’s NAV may be rejected and

•
Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. These fees are paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. This exchange/redemption fee is in addition to any CDSC that may be applicable at the time of sale. If you exchange assets into a Fund with a exchange/redemption fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	Shares sold or exchanged under regularly scheduled withdrawal plans.

•	Shares purchased through reinvested dividends or capital gains.

•
Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

•	Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;

•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts; and

•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

28  |  GARTMORE NORTHPOINTE SERIES

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SECTION 5 NORTHPOINTE SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors. No performance information is provided for NorthPointe Small Cap Growth Fund because it has not completed one full year of operations as of the date of this prospectus.

Selected data for each share of capital outstanding.

	Investment Activities						Ratios/Supplemental Data

	Net	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of net	Portfolio
	Asset	Investment	Realized	From	Asset	Return (a)	Assets	Expenses	Net	Expenses	Investment	Turnover
	Value,	Income	and	Investment	Value,		at End	to Average	Investment	(Prior to	Income (Loss)	(c)
	Beginning	(Loss)	Unrealized	Activities	End		of Period	Net Assets	Income	Reimburse-	(Prior to
	of Period		Gains		of Period		(000s)		(Loss)	ments) to	Reimbursements)
			(Losses) on						to Average	Average Net	to Average Net
			Investment						Net Assets	Assets (b)	Assets (b)

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47	$10.47	4.70% (e)	$1	1.50% (f)	(1.17)% (f)	9.82% (f)	(9.48%) (f)	0.48%

Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	2.07% (f)	(1.78)% (f)	9.13% (f)	(8.84%) (f)	0.48%

Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	2.07% (f)	(1.78)% (f)	9.13% (f)	(8.84%) (f)	0.48%

Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46	$10.46	4.60% (e)	$1	1.73% (f)	(1.17)% (f)	8.65% (f)	(6.92%) (f)	0.48%

Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47	$10.47	4.70% (e)	$1	1.04% (f)	(0.74)% (f)	8.22% (f)	(7.92%) (f)	0.48%

Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)(g)	0.48	0.47	$10.47	4.70% (e)	$49,793	1.07% (f)	(1.02)% (f)	2.18% (f)	(2.14%) (f)	0.48%

(a)	Excludes sales charges.

(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

(d)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

(e)	Not annualized.

(f)	Annualized.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

NORTHPOINTE SERIES          29

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SECTION 5 NORTHPOINTE SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors. No performance information is provided for NorthPointe Small Cap Growth Fund because it has not completed one full year of operations as of the date of this prospectus.

Selected data for each share of capital outstanding.

	Investment Activities				Distributions					Ratio/Supplemental Data

	Net	Net	Net	Total	Net	Net	Total	Net	Total	Net	Ratio of	Ratio of	Ratio of	Ratio of	Portfolio
	Asset	Investment	Realized	from	Investment	Realized	Distributions	Asset	Return	Assets	Expenses	Net	Expenses	Net	Turnover
	Vvalue,	Income	and	Investment	Income	Gains		Value,		at End	to Average	Investment	(Prior to	Investment
	Beginning	(Loss)	Unrealized	Activities				End of		of Period	Net Assets	Income	Reimburse-	Income
	of Period		Gains					Period		(000s)		(Loss)	ments to	(Prior to
			(Losses) on									to Average	Average Net	Reimburse-
			Investments									Net Assets	Assets (a)	ments) to
														Average
Fund														Net Assets (a)

Institutional Class Shares
Period ended October 31, 2000 (b)	$10.00	0.02	0.49	0.51	(0.01)	—	(0.01)	$10.50	5.14%(c)	$23,359	1.00%(d)	0.82%(d)	1.79%(d)	0.03%)(d)	49.93%

Year ended October 31, 2001	$10.50	0.13	0.62	0.75	(0.11)	—	(0.11)	$11.14	7.13%	$30,470	1.00%	1.00%	1.38%	0.62%	150.45%

Year Ended October 31, 2002	$11.14	0.06	(0.69)	(0.63)	(0.06)	(0.63)	(0.69)	$9.82	(6.43%)	$29,961	1.00%	0.52%	1.06%	0.46%	105.59%

Year Ended October 31, 2003	9.82	0.03	3.72	3.75	(0.04)	—	(0.04)	$13.53	38.25%	$39,328	1.00%	0.25%	1.01%	0.23%	102.63%

Year Ended October 31, 2004	$13.53	0.03	1.64	1.67	(0.03)	(0.74)	(0.77)	$14.43	12.65%	$32,156	0.99%	0.19%	1.00%	0.18%	135.45%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	For the period from June 29, 2000 (commencement of operations) through October 31, 2000.

(c)	Not annualized.

(d)	Annualized.

See notes to financial statements.

30          NORTHPOINTE SERIES

Concept Series
Gartmore U.S. Growth Leaders Long-Short Fund
(formerly Gartmore Long-Short Equity Plus Fund)

Concept Series: U.S. Growth Leaders Long-Short Fund

Managing risk with an alpha-driven specialty portfolio allocation aimed at generating positive absolute returns.

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Fund	Class	Ticker

Gartmore U.S. Growth Leaders Long-Short Fund	Class A	MLSAX

Gartmore U.S. Growth Leaders Long-Short Fund	Class B	MLSBX

Gartmore U.S. Growth Leaders Long-Short Fund	Class C	MLSCX

Gartmore U.S. Growth Leaders Long-Short Fund	Class R	GLSRX

Gartmore U.S. Growth Leaders Long-Short Fund	Institutional Class	GGUIX

Gartmore U.S. Growth Leaders Long-Short Fund	Institutional Service Class	n/a

4	Section 1 – Fund Summary and Performance Gartmore U.S. Growth Leaders Long-Short Fund

9	Section 2 – Fund Details Additional Information about Investments Investment Techniques and Risks

11	Section 3 – Fund Management Investment Adviser Multi Manager Structure Portfolio Management

13	Section 4 – Investing with Gartmore
Choosing a Share Class
Sales Charges and Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Customer Identification Information
Selling Shares
Excessive Trading
Exchange and Redemption Fees

27	Section 5 – Distributions and Taxes
Distributions and Capital Gains
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
     Other Tax-Deferred Accounts
Backup Withholding

28	Section 6 – Financial Highlights

	GARTMORE CONCEPT SERIES |	1

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Concept Series

Introduction to the Concept Series

This prospectus provides information about one fund:

Gartmore U.S. Growth Leaders Long-Short Fund (formerly Gartmore Long-Short Equity Plus Fund).

The Fund is primarily intended:

• to seek to achieve absolute returns regardless of market conditions through the purchase and short sale of U.S. securities.

The Fund uses investment strategies, such as short selling, that may present higher risks than other mutual funds. The Fund is not appropriate for all investors.

The following section summarizes key information about the Fund, including information regarding its investment objective, principal strategies and risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval.

2 | GARTMORE CONCEPT SERIES

A Note about Share Classes

The Fund offers five different share classes – Class A, Class B, Class C, Class R, and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summary.

Although the Fund is currently managed by Gartmore Mutual Fund Capital Trust, and Gartmore Mutual Fund Capital Trust intends to manage the Fund for the foreseeable future, the Fund may employ a “multi-manager” structure, which means that Gartmore Mutual Fund Capital Trust, as the Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with Gartmore Mutual Fund Capital Trust, for the Fund without shareholder approval. Gartmore Mutual Fund Capital Trust believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 3, Fund Management: Multi-Manager Structure for more information.

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Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stock.

Long position – The Fund actually owns a security in anticipation that its price will increase.

Short sale – selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Growth style – a style of investing in equity securities of companies that the Fund’s management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

GARTMORE CONCEPT SERIES |	3

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE

Objective
The Fund seeks long-term capital appreciation.

•
Leader a company with a strong franchise capable of taking advantage of its position in the marketplace. The Fund’s management anticipates that leaders are companies that will dominate their respective industries due to their reputation for quality management and superior products and services or distribution.

Principal Strategies
The Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies. Under normal conditions, the Fund will invest at least 80% of its net assets in Leaders that are organized under the laws of the United States have their principal places of business in the U.S. or whose stock is traded primarily in the United States.

The Fund takes long positions in leaders that the Fund’s management believes will generate earnings growth exceeding market expectations. Simultaneously, the Fund intends to engage in short sales of stock of companies:

•	whose earnings appear to be reflected in the current price
•	which the portfolio managers believe are likely to fall short of expectations
•	in industries exhibiting structural weaknesses
•	which the portfolio managers believe have poor quality management
•	which the portfolio managers believe are likely to suffer an event affecting long-term earnings power.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

In addition, the Fund may affect strategic paired trades, taking both long and short positions in companies in the same industry in order to remove much of the market and sector impact on performance.

The Fund typically holds 50 to 100 different securities. While these securities may be held either long or short, no security will at the same time be held both long and short.

The Fund also may invest in exchange-traded funds and derivatives.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk – the portfolio manager may select securities that underperform the stock market, the Citigroup 3-month Treasury Index, or other funds with similar investment objectives and strategies.

Short sales risk – is the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund’s investments goes down, you may lose money.

4	| GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Performance

The returns for the Fund reflect the performance of the Montgomery Partners Long-Short Equity Plus Fund (the “Predecessor Fund”) until June 22, 2003 and the Fund from June 23, 2003 when the Fund acquired all of the assets, subject to stated liabilities of the Predecessor Fund. During the joint history of the Predecessor Fund and the Fund, the assets have been managed with several different strategies and the returns reflect these various strategies.

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund’s average annual total returns before taxes and compares them to the returns of a broad-based securities index. The Fund’s past performance does not guarantee similar results in the future.

After-tax returns are shown for Class C shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Annual Total Returns – Class C Shares* (years ended December 31)

Best Quarter: 59.92% - 4th qtr of 1999 |	Worst Quarter -22.95% - 2nd qtr of 2000

*These annual total returns do not include sales charges and do not reflect the effect of taxes. Through June 22, 2003, the returns were attained by the Predecessor Fund. If applicable sales charges were included, the annual total returns would be lower than those shown.

GARTMORE CONCEPT SERIES |	5

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Average annual total returns[1]
as of December 31, 2004	1 Year	5 Years	Since inception[2]

Class A Shares – Before Taxes[3]	-0.86%	-9.26%	12.05%

Class B Shares – Before Taxes[3]	-0.50%	-8.69%	12.71%

Class C Shares – Before Taxes[4]	3.49%	-8.91%	11.00%

Class C Shares – After Taxes on Distributions[4]	2.07%	-13.76%	5.82%

Class C Shares – After Taxes on Distributions and Sales of Shares[4]	2.32%	-9.53%	6.94%

Class R Shares – Before Taxes[5]	5.03%	-8.24%	12.95%

Institutional Service Class Shares – Before Taxes[6]

Institutional Class Shares – Before Taxes[6]	5.39%	-8.15%	13.03%

Standard & Poor’s 500 Index (S&P 500)[7]	10.87%	-2.30%	4.77%

Citigroup 3-Month Treasury Bill Index[8]	1.24%	2.79%	3.39%

1
Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares, and through June 22, 2003 were attained by the Predecessor Fund.

2	The Predecessor Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Predecessor Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Predecessor Fund.

3	These returns through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund, and, for periods from November 1, 2001 to June 22, 2003, the returns for the Class A and Class B shares include the performance of the Class A and Class B shares, respectively, of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Class B shares of the Fund would have produced because all classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class A and Class B shares; if these fees were reflected, the performance for Class B shares would have been lower.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

5	These returns for the period through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund; for the period from November 1, 2001 to June 22, 2003 include the performance of the Class B shares of the Predecessor Fund;

and for the period from June 23, 2003 to December 31, 2003 (prior to the creation of the Fund’s Class R shares) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that the Fund’s Class R shares do not have any applicable sales charges, but have not been adjusted for the lower expenses applicable to the Fund’s Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what the Fund’s Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as the Fund’s other classes.

6	These returns for the period through June 22, 2003 include the performance of the Predecessor Fund Class R shares and for the period from June 23, 2003 to December 31, 2003 include the performance of the Class A shares because Institutional Service Class and Institutional Class shares had not yet commenced operations. These returns have been adjusted for the fact that Institutional Service Class and Institutional Class shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities.

7	The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

8	The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Effective June 29, 2004, the Fund changed its benchmark to the Citigroup 3-Month Treasury Bill Index because a number of changes to the Fund’s strategies were implemented at that time. Gartmore Mutual Funds Capital Trust believes the new index will be a better comparison for the Fund’s performance because the Fund will attempt to return positive returns regardless of market conditions and will no longer be correlated with the overall markets. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

6	| GARTMORE CONCEPT SERIES

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Fees and expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

Shareholder Fees	Class A	Class B	Class C	Class R	Institutional	Institutional
(paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Service Class Shares	Class Shares

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating	Class A	Class B	Class C	Class R	Institutional	Institutional
Expenses (deducted from	Shares	Shares	Shares	Shares	Class	Class
Fund assets)					Shares	Shares

Management Fees (fees paid to have the Fund’s investments professionally managed)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.40%[7]	None	None

Other Expenses

Short Sale Dividend Expenses[8]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%

Remainder of Other Expenses	0.50%	0.50%	0.50%	0.70%	0.50%	0.50%

Total of Other Expenses	1.23%	1.23%	1.23%	1.43%	1.23%	1.23%

Total Annual Fund
Operating Expenses	2.98%	3.73%	3.73%	3.33%	2.73%	2.73%

Amount of Fee Waiver/
Expense Reimbursement[9]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)	2.93%	3.68%	3.68%	3.28%	2.68%	2.68%
1	If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. Section 4, Investing with Gartmore: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class–Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class–Class C Shares.

6	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with Gartmore: Selling Shares–Exchange and Redemption Fees.

7	Pursuant to the Fund’s 12b-1 Plan, Class R shares are subject to a maximum fee of 0.50% of the average daily net assets of the Fund’s Class R shares. For more information see Section 4, Investing with Gartmore: Sales Charges and Fees.

8	The Fund’s principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security (“short sale dividend expense”), and this obligation must be disclosed as a Fund expense under “Total of Other Expenses” and “Total Annual Fund Operating Expenses.” However, any such dividend on a security sold short generally reduces the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction.

9	Gartmore Mutual Funds (the “Trust”) and Gartmore Mutual Fund Capital Trust (the “Adviser”) have entered into a written contract limiting operating expenses to 1.90% at least through February 28, 2005 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)” could increase to 3.18% for Class A shares, 3.33% for Class R shares and 3.03% for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

GARTMORE CONCEPT SERIES |	7

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SECTION 1 GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND SUMMARY AND PERFORMANCE (con’t.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$854	$1,439	$2,048	$3,681

Class B shares	$870	$1,436	$2,121	$3,733

Class C shares	$470	$1,136	$1,921	$3,972

Class R shares	$331	$1,020	$1,732	$3,618

Institutional Service Class shares	$271	$843	$1,440	$3,057

Institutional Class shares	$271	$843	$1,440	$3,057

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$370	$1,136	$1,921	$3,733

Class C shares	$370	$1,136	$1,921	$3,972

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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SECTION 2 FUND DETAILS

Additional Information About Investments, Investment Techniques
and Risks

Stock market risk – The Fund could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings
•	production
•	management
•	sales, and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Depositary receipts – The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Short sales risk – The Fund may sell a security the Fund does not own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

The Fund’s performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

Derivatives – The Fund may invest in derivatives, which are contracts whose value are based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•	The other party to the derivatives contract may fail to fulfill its obligations
•	Their use may reduce liquidity and make the Fund harder to value, especially in declining markets
•	The Fund may suffer disproportionately heavy losses relative to the amount invested
•	Changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Securities lending – The Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could under certain circumstances trigger adverse tax consequences to the Fund.

Portfolio turnover – The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	Increase share price volatility, and
•	Result in additional tax consequences for Fund shareholders.

Depositary receipts represent ownership interest in an underlying security that is held by a depositary, typically a financial institution such as a bank or trust company. They may be denominated in a currency other than that of the security they represent. Generally, the holder of the depositary receipt receives all payments of interest, dividends or capital gains that are made on the underlying security. American Depositary Receipts are issued by a U.S. depositary (usually a U.S. bank), while European and Global Depositary Receipts are issued by a depositary outside of the U.S., (usually a non-U.S. bank or trust company

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SECTION 2 FUND DETAILS (con’t.)

or a foreign branch of a U.S. bank). Sponsored depositary receipts are issued jointly by the financial institutional and the issuer of the underlying security; unsponsored depositary receipts are issued only by the financial institution.

Money market obligations. These include:

•	U.S. government securities with remaining maturities of 397 days or less
•	commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
•	asset-backed commercial paper whose own rating or the rating or any guarantor is one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
•	repurchase agreements relating to debt obligations that the Fund could purchase directly
•	unrated debt obligations with remaining maturities of 397 days or less that are determined by Gartmore Mutual Fund Capital Trust to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

Temporary investments – The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

•	Short-term U.S. government securities
•	Certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks
•	Prime quality commercial paper
•	Repurchase agreements covering any of the securities in which the Fund may invest in directly, and
•	Shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

To implement the principal investment strategies described in the Fund Summary, the Fund may use the following types of securities. The Statement of Additional Information contains more information on the Fund’s principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

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A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

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SECTION 3 FUND MANAGEMENT

Investment Adviser

Gartmore Mutual Fund Capital Trust (the “Adviser”), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Fund’s investment adviser. The adviser manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The management fee paid by the Fund for the fiscal period ended October 31, 2004, expressed as a percentage of the Fund’s daily net assets, was 1.50%.

The Adviser was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. Currently, the Fund is managed by the Adviser, but if a new non-affiliate subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

The Adviser performs the following oversight and evaluation services to these Funds:

•	initial due diligence on prospective Fund subadvisers.
•	monitoring subadviser performance, including ongoing analysis and periodic consultations.
•	communicating performance expectations and evaluations to the subadvisers.
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to recommend subadviser changes frequently, however the Adviser will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although the Adviser will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

Portfolio Management

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund’s investments. They also manage the Gartmore U.S. Growth Leaders Fund and Gartmore Growth Fund, and Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Growth Fund.

Mr. Baggini joined Gartmore in March 2000. Prior to joining Gartmore, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined Gartmore in May 2002. Prior to joining Gartmore, Mr. Burtnick was a portfolio manager for Brown Brothers Harriman & Company from 2000 to 2002. From 1998 to 2000, Mr. Burtnick worked at Barra, Inc., where he led the Professional Education focus group focusing on portfolio construction and risk management issues.

Prior Historical Performance of the Portfolio Manager

Although the Fund changed strategies on June 29, 2004 and has only been operating with this new strategy for a limited time, Gartmore SA Capital Trust, an affiliate of the Adviser, has managed similar private investment companies utilizing the same employees for a longer period. These other private investment companies have investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund.

The following chart shows the average annual total returns of the Leaders Long/Short Fund LLC and Leaders Long/Short Fund LDC. Each of these private investment companies is managed in a manner substantially similar to the way the Fund will be managed. The historical investment performance of the composite reflects the deduction of 2.5% in fees of the private investment companies, which is the current expense cap for the private investment companies. These fees are lower than the total annual operating expenses of the Fund for the last fiscal year. If the Fund’s higher expenses and any applicable sales charges were deducted, the performance of the private investment companies would have been lower.

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 SECTION 3 FUND MANAGEMENT (con’t.)

Average annual total return for periods ended December 31, 2004	1 Year	Since Inception*

Leaders Long/Short Fund LLC	6.65%	9.16%

Leaders Long/Short Fund LDC	6.48%	9.11%

Citigroup 3-Month Treasury Bill Index	0.97%	1.24%

*[      ]

We have included performance information about these other private investment companies for comparison purposes, but these other private investment companies are separate and distinct from the Fund. Their performance does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund’s own performance.

Also included for comparison are performance figures for the Citigroup 3-Month Treasury Bill Index, the Fund’s new benchmark.

The performance of the private investment companies managed by Gartmore Mutual Fund Capital Trust’s affiliate may not be comparable to the performance of the Fund because of the following differences:

•	brokerage commissions and dealer spreads
•	expenses (including management fees)
•	the size of the investment in a particular security in relation to the portfolio size
•	the timing of purchases and sales (including the effect of market conditions at that time)
•	the timing of cash flows into the portfolio
•	the availability of cash for new investments.

The performance may also not be comparable to the performance of the Fund because, unlike the Fund, the private investment companies are not registered mutual funds under the Investment Company Act of 1940 and may not be required to do the following:

•	redeem shares upon request
•	meet the same diversification requirements as mutual funds
•	follow the same tax restrictions and investment limitations as mutual funds.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

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SECTION 4 INVESTING WITH GARTMORE

Choosing a Share Class

When selecting a share class, you should consider the following:

• which share classes are available to you,

• how long you expect to own your shares,

• how much you intend to invest,

• total costs and expenses associated with a particular share class, and

• whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A	front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C charges which means higher dividends and/or NAV per share.

No conversion feature.
No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines 1% in most years to zero after six years.
Total annual operating expenses are higher than Class A charges which means lower dividends per share are paid.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

Annual service and/or	No reduction of CDSC, but waivers may be available.
12b-1 fee up to 1.00%	The CDSC declines to zero after one year.
Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
No conversion feature.
Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1
A CDSC of up to 1.00% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid. The CDSC covers any finders fee paid to your financial adviser or other intermediary.

2	This limit was calculated based on a one-year holding period.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
	Offering	Invested	Percentage of
Amount of Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible

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for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/buy/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.

•
Rights of accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

•
Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•
Share repurchase privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•
Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	people purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
•	retirement plans.
•	investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates.
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finder’s fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason.
•	to shares acquired through reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:
•	the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
•	Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or disability.
•	mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.
•	sales of Class C shares from retirement plans offered by the Nationwide Trust Company
For more complete information, see the Statement of Additional Information.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Class R Shares

Class R Shares are available to retirement plans including:

•	401(k) plans,
•	457 plans,
•	403(b) plans,
•	profit sharing and money purchase pension plans,
•	defined benefit plans,
•	non-qualified deferred compensation plans, and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•	retail retirement accounts,
•	institutional non-retirement accounts,
•	traditional and Roth IRAs,
•	Coverdell Education Savings Accounts,
•	SEPs and SAR-SEPs,
•	SIMPLE IRAs,
•	one-person Keogh plans,
•	individual 403(b) plans, or
•	529 Plan accounts.

Share Classes Available Only To Institutional Accounts

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

• the level of distribution and administrative services the plan requires,
• the total expenses of the share class, and
• the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 4	INVESTING WITH GARTMORE (con’t.)

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;

•	retirement plans for which no third-party administrator receives compensation from the Fund(s);

•	institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•	rollover individual retirement accounts from such institutional advisory accounts;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (“Distributor”). These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

Class	As a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Service Fees

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Revenue Sharing

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

In addition to the payments described above, the Distributor or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, the Distributor or its affiliates may pay or allow other incentives or payments to intermediaries.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

•	the Funds’ Distributor and other affiliates of the manager,
•	broker-dealers,
•	financial institutions, and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Contacting Gartmore Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions
•	hear fund price information
•	obtain mailing and wiring instructions

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses
•	obtain information on the Gartmore Funds
•	access your account information
•	request transactions, including purchases, redemptions and exchanges

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

By Fax 614-428-3278

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV

How to Buy Shares Be sure to specify the class of shares you wish to purchase

How to Exchange* or Sell** Shares
*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.	Through an authorized intermediary. The Funds’ Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.	By telephone. You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.	The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Gartmore funds website. However,The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by (federal funds) wire to the Funds’ custodian bank, unless you declined automatic telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• If you choose this method to open a new account, you must call our toll-free   number before you wire your investment and arrange to fax your completed application.
• Your bank may charge a fee to wire funds.

By bank wire. The Funds can wire the proceeds of your sale directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)
• Your proceeds will be wired to your bank on the next business day after your order has been processed.
• Gartmore deducts a $20 service fee from the sale proceeds for this service
• Your financial institution may also charge a fee for receiving the wire.
• Funds sent outside the U.S. may be subject to higher fees

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Gartmore Funds account with proceeds from your bank via ACH on the second business day after your purchase order has been processed (a voided check must be attached to your application). Money sent through ACH typically reaches Gartmore Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the fund written notice of its termination.	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed (a voided check must be attached to your application). Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Fund written notice of its termination.)
ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•
generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund’s assets are valued primarily on the basis of market quotations. However, the Trust’s Board of Trustees has adopted procedures for making “fair value” determinations if market quotations are not readily available or if the Fund(s)’ administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund’s NAV is calculated, a Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

MINIMUM INVESTMENTS

Minimum Investments – Class A, Class B and Class C Shares

To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund) To start an Automatic Asset
Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Minimum Investments – Institutional Service Class Shares

To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Minimum Investments – Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Accounts with Low Balances – Class A, Class  B and Class C Shares

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)’ minimum.

•
If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

•
The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

In-Kind Purchases

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

Exchanging Shares

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

•	both accounts have the same owner,
•	your first purchase in the new fund meets its minimum investment requirement,
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless the broker-dealer or other financial intermediary agrees to do so, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted, or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Under extraordinary circumstances, the Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds’ ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of any Class of shares in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record, or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Excessive Trading	Restrictions on Transactions

The Fund seeks to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:	The Fund has broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:
	•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.
• disrupt portfolio management strategies,	•	reject transactions that violate a Fund’s excessive trading policies or its
• increase brokerage and other transaction costs, and		exchange limits
• negatively affect fund performance.
A Fund that invests in foreign securities may be at greater risk for excessive		The Fund has also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.
trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
In general:

	•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•
redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Fund’s Board of Trustees has adopted and implemented the following	The Fund has fair value pricing procedures in place as described above in Section 4, Investing with Gartmore, Buying Shares, Share Pricing.
policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:
Despite its best efforts, the Fund may be unable to identify or deter excessive
Monitoring of Trading Activity	trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, the Fund may not be able to prevent all market timing and its potential negative impact.

The Fund, through its investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

Fund	Exchange/	Minimum Holding
	Redemption Fee	Period (days)

Gartmore China Opportunities Fund	2.00%	90

Gartmore Emerging Markets Fund	2.00%	90

Gartmore Global Financial Services Fund	2.00%	90

Gartmore Global Health Sciences Fund	2.00%	90

Gartmore Global Natural Resources Fund	2.00%	90

Gartmore Global Technology and Communications Fund	2.00%	90

Gartmore Global Utilities Fund	2.00%	90

Gartmore International Growth Fund	2.00%	90

Gartmore Micro Cap Equity Fund	2.00%	90

Gartmore Mid Cap Growth Fund	2.00%	90

Gartmore Mid Cap Growth Leaders Fund	2.00%	90

Gartmore Small Cap Fund	2.00%	90

Gartmore Small Cap Growth Fund	2.00%	90

Gartmore Small Cap Leaders Fund	2.00%	90

Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90

Gartmore Value Opportunities Fund	2.00%	90

Gartmore Worldwide Leaders Fund	2.00%	90

Gartmore Focus Fund	2.00%	30

Gartmore Growth Fund	2.00%	30

Gartmore Large Cap Value Fund	2.00%	30

Gartmore Nationwide Fund	2.00%	30

Gartmore Nationwide Leaders Fund	2.00%	30

Gartmore U.S. Growth Leaders Fund	2.00%	30

Gartmore Bond Fund	2.00%	5

Gartmore Bond Index Fund	2.00%	5

Gartmore Convertible Fund	2.00%	5

Gartmore Government Bond Fund	2.00%	5

Gartmore High Yield Bond Fund	2.00%	5

Gartmore International Index Fund	2.00%	5

Gartmore Mid Cap Market Index Fund	2.00%	5

Gartmore S&P 500 Index Fund	2.00%	5

Gartmore Small Cap Index Fund	2.00%	5

Gartmore Short Duration Bond Fund	2.00%	5

Gartmore Tax-Free Fund	2.00%	5

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SECTION 4 INVESTING WITH GARTMORE (con’t.)

Redemption and exchange fees do not apply to:

•	shares sold or exchanged under regularly scheduled withdrawal plans.
•	shares purchased through reinvested dividends or capital gains.
•
shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

•	shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.
•	shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
•	shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	omnibus accounts where this is no capability to impose an exchange fee on underlying customers’ accounts; and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

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SECTION 5	DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

Distributions and Capital Gains

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

•	any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

•	distributions of net long-term capital gains are taxable to you as long-term capital gains.

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

•	distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

GARTMORE CONCEPT SERIES	27

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SECTION 6	GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

The financial highlights table is intended to help you understand the Fund’s financial performance for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual reports, which are available upon request. All other information has been audited by other auditors.

			Investment Activities				Distributions				Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Invest-ment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Inves-tments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Total Distrib-utions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Net Invest-ment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimburs-ements) to Average Net Assets (b)	Ratio of Net Investment Income (Loss) (Prior to Reimbur- sements) to Average Net Assets (b)	Portfolio Turnover (c)

Class A Shares
Period Ended June 30, 2002 (d)	$11.14	6.65	(6.90)	(0.25)	—	—	—	$10.89	(2.24%)(i)	$144	1.95%(j)	122.95%(j)		2.26%(j)	122.64%(j)	425%
Year Ended June 30, 2003 (f)	$10.89	(0.08)	0.14	0.06	—	—		$10.95	0.55%	$29,561	3.47%	(2.04%	)	3.66%	(2.23%)	424%
Period Ended October 31, 2003 (e)	$10.95	(0.07)	1.12	1.05	—	—	—	$12.00	9.59%(i)	$29,468	3.23%(j)	(1.77%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$12.00	0.11	0.77	0.88	(3.32)	—	(3.32)	$9.56	9.03%	$24,411	2.20%	(1.65%)		2.25%	(1.70%)	577.36%

Class B Shares
Period Ended June 30, 2002 (d)	$11.14	(0.07)	(0.17)	(0.24)	—	—	—	$10.90	(2.15%)(i)	$121	2.74%(j)	(1.45%)(j)		2.86%(j)	(1.57%)(j)	425%
Year Ended June 30, 2003 (f)	$10.90	(0.23)	0.19	(0.04)	—	—		$10.86	(0.37%)	$141	3.73%	(2.31%)		4.54%	(3.12%)	424%
Period Ended October 31, 2003 (e) (f)	$10.86	(0.10)	1.12	1.02	—	—	—	$11.88	9.39%(i)	$414	3.98%(j)	(2.54%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$11.88	0.22	0.58	0.80	(3.30)	—	(3.30)	$9.38	8.22%	$653	2.93%	(2.30%)		3.00%	(2.36%)	577.36%

Class C Shares
Year Ended June 30, 2000	$18.01	(0.71)	12.41	11.70	—	(1.99)	(1.99)	$27.72	65.61%	$9,927	2.82%	(2.65%)		4.67%	(4.50%)	204%
Year Ended June 30, 2001	$27.72	(0.15)	(8.43)	8.58	—	(9.12)	(9.12)	$10.02	(40.62%)	$3,102	3.04%	(1.51%)		3.82%	(2.29%)	143%
Year Ended June 30, 2002	$10.02	(0.66)	(0.31)	(0.97)	—	—	—	$9.05	(17.65%)	$1,819	3.28%	(5.41%)		3.71%	(5.87%)	425%
Year Ended June 30, 2003	$9.05	(0.19)	0.17	(0.02)	—	—	—	$9.03	(0.22%)	$1,323	3.72%	(2.31%)		4.54%	(3.13%)	424%
Period Ended October 31, 2003 (e)	$9.03	(0.08)	0.93	0.85	—	—	—	$9.88	9.41%(i)	$1,487	3.98%(j)	(2.52%)(j)		(k)	(k)	126.69%
Year Ended October 31, 2004	$9.88	0.64	(0.01)	0.63	(3.30)	—	(3.30)	$7.21	8.20%	$2,641	2.92%	(2.29%)		3.00%	(2.37%)	577.36%

Class R Shares
Period Ended October 31, 2004 (g)	$9.21	(0.11)	0.31	0.20	—	—	—	$9.41	2.17%(i)	$1	2.45%(j)	(1.74%)(j)		2.49%(j)	(1.78%)(j)	577.36%

Institutional Class Shares
Period Ended October 31, 2004 (h)	$9.28	(0.02)	0.31	0.29	—	—	—	$9.57	3.12%(i)	$331	1.90%(j)	(0.52%)(j)		2.09%(j)	(0.72%)(j)	577.36%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d)	For the period from October 31, 2001 (commencement of operations) through June 30, 2002.
(e)	For the period from July 1, 2003 through October 31, 2003.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from February 27, 2004 (commencement of operations) through October 31, 2004.
(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(i)	Not annualized.
(j)	Annualized.
(k)	There were no fee reductions in this period.

28	GARTMORE CONCEPT SERIES FUNDS

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Information from Gartmore Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge — contain additional information about the Fund:

• Statement of Additional Information (incorporated by reference into this Prospectus)

• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

• Semi-Annual Reports

To obtain any of the above documents free of charge, to request other infomation about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together

For additional information contact:

By Regular Mail: Gartmore Funds P.O. Box 182205 Columbus, Ohio 43218-2205 (614) 428-3278 (fax)

By Overnight Mail: Gartmore Funds 3435 Stelzer Road Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds’ website at www.gartmorefunds.com.
Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

• on the SEC’s EDGAR database via the Internet at www.sec.gov,

• by electronic request publicinfo@sec.gov, in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or

• by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

© 2005 Gartmore Global Investments, Inc. All rights reserved. PR-CNCPT-LS 2/05

PART C

OTHER INFORMATION

ITEM 22. EXHIBITS

(a)	Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004, of the Trust previously filed with the Trust’s registration statement on December 30, 2004 is hereby incorporated by reference.

(1)	Amending Resolutions dated September 30, 2004 to the Agreement and Declaration of Trust are filed herewith as Exhibit 22(a)(1).

(2)	Amending Resolutions dated December 2, 2004 to the Agreement and Declaration of Trust are filed herewith as Exhibit 22(a)(2).

(b)	Amended and Restated Bylaws amended and restated as of October 28, 2004, of the Trust previously filed with the Trust’s registration statement on December 30, 2004 is hereby incorporated by reference.

(c)	Certificates for shares are not issued. Articles III, V, and VI of the Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)	Investment Advisory Agreements

(1)	Form of Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust (“GMF”) (formerly Villanova Mutual Fund Capital Trust) dated February 28, 2005 is filed herewith as Exhibit 22(d)(1).

(2)	Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. (“GMCM”) dated February 28, 2005 is filed herewith as Exhibit 22(d)(2).

(3)	Form of Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust (“GGAMT”) dated February 28, 2005 is filed herewith as Exhibit 22(d)(3).

(4) Subadvisory Agreements.

(a)	Form of Subadvisory Agreement with Fund Asset Management, L.P. for S & P 500 Index, Gartmore Small Cap Index, Gartmore Mid Cap Market Index, Gartmore International Index and Gartmore Bond Index Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(a).

(b)	Form of Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore Value Opportunities, NorthPointe Small Cap Value and NorthPointe Small Cap Growth Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(b).

(c)	Form of Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund), Gartmore OTC, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services and Gartmore Global Utilities Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(c).

(d)	Form of Subadvisory Agreement with Gartmore Global Partners for the Gartmore Global Natural Resources and Gartmore China Opportunities Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(d).

(e)	(1)	Form of Underwriting Agreement dated December 2, 2004, Schedule A amended December 29, 2004 is filed herewith as Exhibit 22(e)(1).

(a)	Form of Amendment to the Underwriting Agreement dated as of February 28, 2005 is filed herewith as Exhibit 22(e)(1)(a).

(2)	Model Dealer Agreement previously filed with the Trust’s Registration Statement on December 28, 2004 is hereby incorporated by reference.

(a) Form of Amendment to Dealer Agreement dated as of February 28, 2005 is filed herewith as Exhibit 22(e)(2)(a).

(f)	Not applicable.

(g)	Custodian Agreement

(1)	Custody Agreement dated April 4, 2003, Fund list amended as of December 29, 2004, between the Trust and JPMorgan Chase Bank is filed herewith as Exhibit 22(g)(1).

(a)	Form of Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JP Morgan Chase Bank is filed herewith as Exhibit 22(g)(1)(a).

(b)	Form of Cash Trade Execution Rider dated [__] is filed herewith as Exhibit 22(g)(1)(b).

(h)	(1)	Amended and Restated Fund Administration and Transfer Agency Agreement between the Trust, Gartmore SA Capital Trust and Gartmore Investor Services, Inc., effective January 1, 2005, previously filed with the Trust’s Registration Statement on December 28, 2004, is hereby incorporated by reference.

(a)	Form of Amendment to Amended and Restated Fund Administration and Transfer Agency Agreement between the Trust, Gartmore SA Capital Trust and Gartmore Investor Services, Inc., effective as of February 28, 2005 is filed herewith as Exhibit 22(h)(1)(a).

(2)	(a)	Amended Administrative Services Plan effective December 29, 2004 previously filed with the Trust’s Registration Statement on December 28, 2004 is hereby incorporated by reference.

(b)	Servicing Agreement to Administrative Services Plan (“Servicing Agreement”) dated May 9, 1998 previously filed with the Trust’s Registration Statement on January 5, 1999, is hereby incorporated by reference.

(c)	Form of Amendment to Servicing Agreement dated February 28, 2005 is filed herewith as Exhibit (h)(2)(c).

(3)	Expense Limitation Agreement between the Trust and Gartmore Mutual Fund Capital Trust (“GMF”), effective February 28, 2005 is filed herewith as Exhibit 22(h)(3).

(4)	Expense Limitation Agreement between the Trust and Gartmore Morley Capital Management, Inc. (“GMCM”) relating to the Gartmore Morley Enhanced Income Fund effective February 28, 2005 is filed herewith as Exhibit 22(h)(4).

(5)	Expense Limitation Agreement between the Trust and GMCM relating to the Gartmore Short Duration Bond Fund effective February 28, 2005 is filed herewith as Exhibit 22(h)(5).

(6)	Expense Limitation Agreement between the Trust and GMF, effective February 28, 2005 is filed herewith as Exhibit 22(h)(6).

(7)	Expense Limitation Agreement between the Trust and GMF, effective February 28, 2005 is filed herewith as Exhibit 22(h)(7).

(8)	Expense Limitation Agreement between the Trust and Gartmore Global Asset Management Trust (“GGAMT”), effective February 28, 2005 is filed herewith as Exhibit 22(h)(8).

(9)	Expense Limitation Agreement between the Trust, GMF and NorthPointe Capital, LLC effective February 28, 2005 is filed herewith as Exhibit 22(h)(9).

(10)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers is filed herewith as Exhibit 22(h)(10). Specific agreements are between the Trust and each of the following: Charles E. Allen, Michael J. Baresich, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Thomas J. Kerr, IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald Holland.

(11)	Form of Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust (“OBT”) and Gartmore Mutual Funds, a Delaware statutory trust (“DST”), dated February 28, 2005, assigning GMF OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement is filed herewith as Exhibit (h)(11).

(i)	Legal Opinion of Stradley Ronon Stevens & Young LLP is filed herewith as Exhibit 22(i).

(j)	Consent of PricewaterhouseCoopers LLP (“PwC”), independent auditors, is filed herewith as Exhibit 22(j).

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution Plan effective February 28, 2005 is filed herewith as Exhibit 22(m).

(n)	Amended 18f-3 Plan effective February 28,2005 is filed herewith as Exhibit 22(n).

(o)	Not applicable.

(p)	(1) Form of Code of Ethics for Gartmore Funds is filed herewith as Exhibit 22(p)(1).

(2)	Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the Trust’s Registration Statement on May 12, 2000 is hereby incorporated by reference.

(a)	Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the Trust’s Registration Statement on March 1, 2002 is hereby incorporated by reference.

(3)	Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the Trust’s Registration Statement on November 5, 2002 is hereby incorporated by reference.

(4)	Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the Trust’s Registration Statement on December 29, 2000 is hereby incorporated by reference.

(5)	(a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust’s Registration Statement on October 13, 2000 is hereby incorporated by reference.

(b) Gartmore Global Partners Personal Securities Trading Guidelines – Charlotte and New York dated March 2000 previously filed with the Trust’s Registration Statement on October 13, 2000 is hereby incorporated by reference.

(c) Gartmore Global Partners Personal Securities Trading Guidelines – London and Tokyo dated March 2000 previously filed with the Trust’s Registration Statement on October 13, 2000 is hereby incorporated by reference.

(q)	(1)	Power of Attorney for Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Robert M. Duncan, Barbara L. Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas F. Kridler, Arden L. Shisler, and David C. Wetmore dated March 13, 2003, previously filed with the Trust’s registration statement on April 30, 2003 is hereby incorporated by reference.

(2)	Power of Attorney for Michael J. Baresich, dated March 11, 2004 previously filed with the Trust’s registration statement on April 15, 2004, is hereby incorporated by reference.

(3)	Power of Attorney for Charles E. Allen, Michael J. Baresich, Paula H. J. Cholmondeley, C. Brent DeVore, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas F. Kridler, Arden L. Shisler, David C. Wetmore and Gerald J. Holland, Treasurer, previously filed with the Trust’s registration statement on December 30, 2004, is hereby incorporated by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 24. INDEMNIFICATION

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 22(h)(10) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. The Directors of Gartmore Global Investments, Inc., GMF’s managing unitholder and the officers of GMF are as follows:

Michael C. Keller, Director

Executive Vice President – Chief Information Officer

Nationwide Mutual Fire Insurance Company
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.

Director

Gartmore Global Investments, Inc.

W. G. Jurgensen, Chief Executive Officer and Director

Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer – Nationwide

Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director

Gartmore Global Investments, Inc.

Chairman

Nationwide Securities, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer

Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Global Investments, Inc.

Chairman and Chief Executive Officer

Gartmore Variable Insurance Trust

Chief Executive Officer and President

Gartmore Mutual Funds

Robert A. Rosholt, Executive Vice President – Chief Financial Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director

Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director

Gartmore Global Investments, Inc.

Director

NGH Luxembourg, S.A.

Terri L. Hill, Director

Gartmore Global Investments, Inc.

Executive Vice President – Chief Administrative Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

Young D. Chin, Executive Vice President – Global CIO – Equities

Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Christopher P. Donigan, Vice President – Human Resources

Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Glenn W. Soden, Associate Vice President and Secretary

Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.

Carol L. Dove, Assistant Treasurer

Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Jeffrey S. Meyer, Executive Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary

Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust

Gerald J. Holland, Senior Vice President – Chief Administrative Officer

Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Treasurer and Chief Financial Officer

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President

Gartmore Global Investments, Inc.

Vice President and Treasurer

Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President – Chief Compliance Officer

Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer

Gartmore Distribution Services, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital LLC

Eric E. Miller, Senior Vice President – Chief Counsel

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas E. Barnes, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Richard Fonash, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
Suite 745
201 West Big Beaver Road
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Road, Suite 400
Lake Oswego, Oregon 97035

(b)	GMCM serves as investment adviser to the Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms. Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

Thomas M. Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Vice President, Treasurer and Director of GMCM. Mr. Sipp is also Vice President for Gartmore Global Investments, Inc.

Steve Ferber, Director and Senior Vice President Sales and Marketing for GMCM.

(c)	GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation (“NC”), GGAMT’s managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

Directors of NC

Lewis J. Alphin	W.G. Jurgensen
James B. Bachmann	David O. Miller
A. I. Bell	Lydia M. Marshall
Timothy J. Corcoran	Terry W. McClure
Yvonne M. Curl	Ralph M. Paige
Kenneth D. Davis	James F. Patterson
Keith E. Eckel	Arden L. Shisler
Willard J. Engel	Robert L. Stewart
Fred C. Finney

Officers of GGAMT

President and Chief Executive Officer	Paul J. Hondros
Vice President, Chief Financial Officer and Treasurer	Thomas M. Sipp
Vice President and Secretary	Thomas E. Barnes
Senior Vice President	Eric E. Miller
Assistant Secretary	John F. Delaloye
Assistant Treasurer and Vice President	Carol L. Dove
Executive Vice President	Young D. Chin
Senior Vice President	Gerald J. Holland
Vice President	Christopher P. Donigan
Vice President and Chief Compliance Officer	Michael A. Krulikowski
Assistant Treasurer	Daniel J. Murphy
Vice President	Richard F. Fonash
Vice President	Alan A. Todryk
Vice President and Secretary	Thomas E. Barnes

(d)	Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

(1)	Fund Asset Management, L.P. (“FAM”) acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)	Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund, Gartmore Global Natural Resources Fund and Gartmore China Opportunities Fund.

(1)	Gartmore Global Partners (“Gartmore”) acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund, Gartmore Global Natural Resources Fund and Gartmore China Opportunities Fund as well as adviser to certain other clients. The list required by this Item 25 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(f)	Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund.

(1)	NorthPointe Capital, LLC (“NorthPointe”) acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund and separate institutional investors. The list required by this Item 25 of officers and directors of NorthPointe, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

ITEM 26. PRINCIPAL UNDERWRITERS

(a)	Gartmore Distribution Services, Inc. (“GDSI”), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:

Name:	Address:	Title with GDSI:	Title with Registrant:

Paul J. Hondros	1200 River Road Conshohocken PA 19428	President and Chief Executive Officer	Chairman
Young D. Chin	1200 River Road Conshohocken PA 19428	Executive Vice President	n/a
Gerald J. Holland	1200 River Road Conshohocken PA 19428	Senior Vice President	Treasurer
Eric E. Miller	1200 River Road Conshohocken PA 19428	Senior Vice President	Secretary
Christopher P. Donigan	1200 River Road Conshohocken PA 19428	Vice President	n/a
Thomas M. Sipp	1200 River Road Conshohocken PA 19428	Vice President, Chief Financial Officer and Treasurer	n/a
Glenn W. Soden	1200 River Road Conshohocken PA 19428	Associate Vice President and Secretary	n/a
Carol L. Dove	One Nationwide Plaza Columbus, OH 43215	Vice President and Assistant Treasurer	n/a
Daniel J. Murphy	One Nationwide Plaza Columbus, OH 43215	Assistant Treasurer	n/a
Michael A. Krulikowski	1200 River Road Conshohocken PA 19428	Vice President and Chief Compliance Officer	Assistant Secretary and Chief Compliance Officer
Thomas E. Barnes	One Nationwide Plaza Columbus, OH 43215	Vice President and Secretary	n/a
Alan A. Todryk	One Nationwide Plaza Columbus, OH 43215	Vice President	n/a
William J. Baltrus	1200 River Road Conshohocken PA 19428	Vice President	Assistant Treasurer

(c)       Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

BISYS
3435 Stelzer Road
Columbus, OH 43219

Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

ITEM 28. MANAGEMENT SERVICES

Not applicable.

ITEM 29. UNDERTAKINGS

The following undertakings relate solely to the Gartmore Principal Protected Fund as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1.	During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Capital Protection Agreement. These significant events include: (i) the termination of the Capital Protection Agreement; (ii) a default under the Capital Protection Agreement that has a material adverse effect on a shareholder’s right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of the Capital Protection Provider or of AIG; or (iv) a reduction in the credit rating of the long-term debt of AIG issued by Standard & Poor’s Rating Services or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

2.	If at any time during the Guarantee Period during which the Registrant is required to file an amendment to its registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), which amendment relates to the Fund, AIG ceases to file periodic reports pursuant to the Exchange Act, the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements with respect to AIG (or any substitute or successor for AIG under the guarantee relating to the Capital Protection Provider’s payment obligations under the Capital Protection Agreement (the “Successor”)) covering the periods that would otherwise have been required to be covered by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of AIG (or any Successor, as applicable) regarding such audited financial statements.

3.	During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of AIG (or any Successor, as applicable), free of charge, upon a shareholder’s request.

At such times as the Registrant is required to file an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), which amendment relates to the Fund, the Registrant hereby undertakes to update such Registration Statement to incorporate by reference the audited financial statements contained in the most recent annual report on Form 10-K of, or to include the most recent audited financial statements covering the periods that would otherwise have been required by such a Form 10-K of, (i) AIG, (ii) any Successor, or (iii) any entity that is replaced or substituted for AIG or any Successor under a new guarantee of the Capital Protection Provider’s payment obligations under the Capital Protection Agreement. Further, the Registrant undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act the consent of the applicable independent auditors regarding such audited financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds (an Ohio Business Trust) certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 72, 73 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this twenty-fifth day of February, 2005.

GARTMORE MUTUAL FUNDS

By:	/s/ James Bernstein

James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 72, 73 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-FIFTH DAY OF FEBRUARY, 2005.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Michael J. Baresich*
Michael J. Baresich, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Robert M. Duncan*
Robert M. Duncan, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Thomas J. Kerr, IV*
Thomas J. Kerr, IV, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee

*BY: James Bernstein
         James Bernstein, Attorney-In Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds (a Delaware Statutory Trust) certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 72, 73 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this twenty-fifth day of February, 2005.

GARTMORE MUTUAL FUNDS

By:	James Bernstein

James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 72, 73 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-FIFTH DAY OF FEBRUARY, 2005.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Michael J. Baresich*
Michael J. Baresich, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Robert M. Duncan*
Robert M. Duncan, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Thomas J. Kerr, IV*
Thomas J. Kerr, IV, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: James Bernstein
          James Bernstein, Attorney-In Fact

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

Resolutions dated September 30, 2004 amending the Amended and Restated Declaration of Trust	EX-99(a)(1)

Resolutions dated December 2, 2004 amending the Amended and Restated Declaration of Trust	EX-99(a)(2)

Form of Investment Advisory Agreement between the Trust and GMF	EX-99(d)(1)

Form of Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM	EX-99(d)(2)

Form of Investment Advisory Agreement pertaining to the series of the Trust currently managed by GGAMT	EX-99(d)(3)

Form of Subadvisory Agreement with Fund Asset Management, L.P.	EX-99(d)(4)(a)

Form of Subadvisory Agreement with NorthPointe Capital, LLC	EX-99(d)(4)(b)

Form of Subadvisory Agreement with GGP	EX-99(d)(4)(c)

Form of Subadvisory Agreement with GGP	EX-99(d)(4)(d)

Form of Underwriting Agreement	EX-99(e)(1)

Form of Amendment to Underwriting Agreement	EX-99(e)(1)(a)

Form of Amendment to Dealer Agreement	EX-99(e)(2)(a)

Global Custody Agreement	EX-99(g)(1)

Form of Waiver to Global Custody Agreement	EX-99(g)(1)(a)

Form of Cash Trade Execution Rider	EX-99(g)(1)(b)

Form of Amendment to Amended and Restated Fund Administration and Transfer Agency Agreement	EX-99(h)(1)(a)

Form of Amendment to Servicing Agreement	EX-99(h)(2)(c)

Expense Limitation Agreement between the Trust and GMF	EX-99(h)(3)

Expense Limitation Agreement between the Trust and GMCM	EX-99(h)(4)

Expense Limitation Agreement between the Trust and GMCM	EX-99(h)(5)

Expense Limitation Agreement between the Trust and GMF	EX-99(h)(6)

Expense Limitation Agreement between the Trust and GMF	EX-99(h)(7)

Expense Limitation Agreement between the Trust and GGAMT	EX-99(h)(8)

Expense Limitation Agreement between the Trust, GMF and NorthPointe Capital, LLC	EX-99(h)(9)

Form of Indemnification Agreement	EX-99(h)(10)

Form of Assignment and Assumption Agreement	EX-99(h)(11)

Legal Opinion	EX-99(i)

Consent of PricewaterhouseCoopers, LLP	EX-99(j)

Distribution Plan	EX-99(m)

Amended 18f-3 Plan	EX-99(n)

Form of Code of Ethics for Gartmore Funds	EX-99(p)(1)